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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05309
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       June 30, 2009
Date of reporting period:       December 31, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

First American Funds.

December 31, 2008

2008 Semiannual Report

Income Funds

Mutual fund investing involves risk; principal loss is possible.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2008 Semiannual Report   1

Holdings Summaries

Core Bond Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Corporate Bonds	36.1%
U.S. Government Agency Mortgage-Backed Securities	24.4
Asset-Backed Securities	19.7
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	15.5
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	3.7
U.S. Government & Agency Security	0.7
Preferred Stocks	0.1
Short-Term Investments	3.1
Other Assets and Liabilities, Net[2]	(3.3)

100.0%

 Bond Credit Quality as of December 31, 20083 (% of market value)

AAA	55.2%
AA	5.0
A	18.2
BBB	17.1
BB	2.4
B	1.1
Non-Rated	1.0

100.0%

High Income Bond Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

High Yield Corporate Bonds	76.9%
Investment Grade Corporate Bonds	5.5
Closed-End Funds	4.0
Preferred Stocks	2.9
Convertible Securities	2.3
Asset-Backed Securities	0.8
Common Stocks	0.1
Short-Term Investments	5.8
Other Assets and Liabilities, Net[2]	1.7

100.0%

 Bond Credit Quality as of December 31, 20083 (% of market value)

AAA	0.1%
A	0.7
BBB	7.3
BB	35.5
B	31.7
CCC	20.7
CC	0.6
C	2.8
D	0.1
Non-Rated	0.5

100.0%

Inflation Protected Securities Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

U.S. Government & Agency Securities	85.6%
Corporate Bonds	3.8
Asset-Backed Securities	3.6
Collateralized Mortgage Obligation – Private Mortgage-Backed Security	0.8
U.S. Government Agency Mortgage-Backed Security	0.5
Municipal Bond	0.4
Convertible Securities	0.2
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security	0.1
Preferred Stocks	0.1
Short-Term Investments	3.8
Other Assets and Liabilities, Net[2]	1.1

100.0%

 Bond Credit Quality as of December 31, 20083 (% of market value)

AAA	94.5%
AA	1.3
A	1.8
BBB	1.0
BB	0.7
B	0.7

100.0%

[1]	Sector allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

2   First American Funds 2008 Semiannual Report

Intermediate Government Bond Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

U.S. Government & Agency Securities	94.6%
Short-Term Investment	6.6
Other Assets and Liabilities, Net[2]	(1.2)

100.0%

 Bond Credit Quality as of December 31, 20083 (% of market value)

AAA	100.0%

Intermediate Term Bond Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Corporate Bonds	52.1%
Asset-Backed Securities	26.2
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	7.9
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	3.1
U.S. Government & Agency Securities	2.9
U.S. Government Agency Mortgage-Backed Securities	2.2
Municipal Bond	0.2
Preferred Stocks	0.1
Short-Term Investments	4.6
Other Assets and Liabilities, Net[2]	0.7

100.0%

 Bond Credit Quality as of December 31, 20083 (% of market value)

AAA	40.8%
AA	6.2
A	25.2
BBB	26.1
BB	1.7

100.0%

Short Term Bond Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Asset-Backed Securities	36.1%
Corporate Bonds	24.8
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	16.9
U.S. Government Agency Mortgage-Backed Securities	7.7
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	4.1
U.S. Government & Agency Securities	3.7
Short-Term Investments	7.0
Other Assets and Liabilities, Net[2]	(0.3)

100.0%

 Bond Credit Quality as of December 31, 20083 (% of market value)

AAA	68.4%
AA	5.1
A	15.8
BBB	7.0
BB	2.4
B	1.3

100.0%

[1]	Sector allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

First American Funds 2008 Semiannual Report   3

Holdings Summaries

Total Return Bond Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Corporate Bonds	53.7%
Asset-Backed Securities	16.9
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	16.1
U.S. Government Agency Mortgage-Backed Securities	13.1
Preferred Stocks	0.5
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security	0.3
Municipal Bond	0.2
Convertible Security	0.1
Short-Term Investments	2.5
Other Assets and Liabilities, Net[2]	(3.4)

100.0%

 Bond Credit Quality as of December 31, 20083 (% of market value)

AAA	39.5%
AA	5.2
A	26.1
BBB	21.1
BB	4.3
B	3.7
CCC	0.1

100.0%

U.S. Government Mortgage Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	86.3%
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	16.2
Asset-Backed Securities	8.7
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	2.4
Short-Term Investments	1.0
Other Assets and Liabilities, Net[2]	(14.6)

100.0%

 Bond Credit Quality as of December 31, 20083 (% of market value)

AAA	91.7%
AA	5.8
A	0.8
BBB	0.9
BB	0.5
B	0.3

100.0%

[1]	Sector allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

4   First American Funds 2008 Semiannual Report

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Core Bond Fund

	Beginning Account	Ending Account	Expenses Paid During
	Value (7/01/08)	Value (12/31/08)	Period[1] (7/01/08 to 12/31/08)

Class A Actual[2]	$1,000.00	$890.60	$4.53

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84

Class B Actual[2]	$1,000.00	$887.20	$8.09

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64

Class C Actual[2]	$1,000.00	$886.80	$8.08

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64

Class R Actual[2]	$1,000.00	$891.50	$5.72

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11

Class Y Actual[2]	$1,000.00	$890.80	$3.34

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.70%, 1.70%, 1.20%, and 0.70% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2008 of -10.94%, -11.28%, -11.32%, -10.85%, and -10.92% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2008 Semiannual Report   5

Expense Examples

 High Income Bond Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[2]	$1,000.00	$721.00	$4.77

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

Class B Actual[2]	$1,000.00	$718.00	$8.01

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.88	$9.40

Class C Actual[2]	$1,000.00	$717.10	$8.01

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.88	$9.40

Class R Actual[2]	$1,000.00	$719.90	$5.85

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87

Class Y Actual[2]	$1,000.00	$721.10	$3.69

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.10%, 1.85%, 1.85%, 1.35%, and 0.85% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2008 of -27.90%, -28.20%, -28.29%, -28.01%, and -27.89% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Inflation Protected Securities Fund

	Beginning Account	Ending Account	Expenses Paid During
	Value (7/01/08)	Value (12/31/08)	Period[3] (7/01/08 to 12/31/08)

Class A Actual[4]	$1,000.00	$922.30	$4.12

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class C Actual[4]	$1,000.00	$918.60	$7.74

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13

Class R Actual[4]	$1,000.00	$921.10	$5.33

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

Class Y Actual[4]	$1,000.00	$923.40	$2.91

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85%, 1.60%, 1.10%, and 0.60% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2008 of -7.77%, -8.14%, -7.89%, and -7.66% for Class A, Class C, Class R, and Class Y, respectively.

 Intermediate Government Bond Fund

	Beginning Account	Ending Account	Expenses Paid During
	Value (7/01/08)	Value (12/31/08)	Period[5] (7/01/08 to 12/31/08)

Class A Actual[6]	$1,000.00	$1,070.20	$3.91

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class Y Actual[6]	$1,000.00	$1,071.00	$3.13

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

[5]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[6]	Based on the actual returns for the six-month period ended December 31, 2008 of 7.02% and 7.10% for Class A and Class Y, respectively.

6   First American Funds 2008 Semiannual Report

 Intermediate Term Bond Fund

	Beginning Account	Ending Account	Expenses Paid During
	Value (7/01/08)	Value (12/31/08)	Period[1] (7/01/08 to 12/31/08)

Class A Actual[2]	$1,000.00	$914.80	$4.10

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class Y Actual[2]	$1,000.00	$915.20	$3.38

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2008 of -8.52% and -8.48% for Class A and Class Y, respectively.

 Short Term Bond Fund

	Beginning Account	Ending Account	Expenses Paid During
	Value (7/01/08)	Value (12/31/08)	Period[3] (7/01/08 to 12/31/08)

Class A Actual[4]	$1,000.00	$950.20	$3.64

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77

Class Y Actual[4]	$1,000.00	$951.90	$2.90

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.74% and 0.59% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2008 of -4.98% and -4.81% for Class A and Class Y, respectively.

 Total Return Bond Fund

	Beginning Account	Ending Account	Expenses Paid During
	Value (7/01/08)	Value (12/31/08)	Period[5] (7/01/08 to 12/31/08)

Class A Actual[6]	$1,000.00	$851.70	$4.67

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

Class B Actual[6]	$1,000.00	$847.80	$8.10

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.43	$8.84

Class C Actual[6]	$1,000.00	$848.50	$8.11

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.43	$8.84

Class R Actual[6]	$1,000.00	$850.30	$5.78

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.31

Class Y Actual[6]	$1,000.00	$852.60	$3.50

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

[5]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.00%, 1.74%, 1.74%, 1.24%, and 0.75% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[6]	Based on the actual returns for the six-month period ended December 31, 2008 of -14.83%, -15.22%, -15.15%, -14.97%, and -14.74% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2008 Semiannual Report   7

Expense Examples

 U.S. Government Mortgage Fund

	Beginning Account	Ending Account	Expenses Paid During
	Value (7/01/08)	Value (12/31/08)	Period[1] (7/01/08 to 12/31/08)

Class A Actual[2]	$1,000.00	$962.00	$4.70

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84

Class B Actual[2]	$1,000.00	$957.40	$8.39

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64

Class C Actual[2]	$1,000.00	$958.20	$8.39

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64

Class R Actual[2]	$1,000.00	$960.70	$5.93

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11

Class Y Actual[2]	$1,000.00	$963.20	$3.46

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.70%, 1.70%, 1.20%, and 0.70% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2008 of -3.80%, -4.26%, -4.18%, -3.93%, and -3.68% for Class A, Class B, Class C, Class R, and Class Y, respectively.

8   First American Funds 2008 Semiannual Report

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund
DESCRIPTION	PAR	VALUE

Corporate Bonds – 36.1%
Banking – 10.0%
Bank of America
5.750%, 12/01/2017	$8,035	$8,023
5.650%, 05/01/2018	5,870	5,905
8.000%, 12/29/2049 Δ	8,730	6,279
Citigroup
6.125%, 11/21/2017	5,430	5,487
8.400%, 04/29/2049 Δ	17,125	11,308
Citigroup Capital XXI
8.300%, 12/21/2057 Δ	7,155	5,518
Fifth Third Bancorp
6.250%, 05/01/2013 ▼	6,410	5,945
First National Bank of Chicago
8.080%, 01/05/2018	1,248	1,625
HSBC Holdings
6.800%, 06/01/2038	6,370	6,731
JPMorgan Chase
5.150%, 10/01/2015	8,115	7,663
Series 1
7.900%, 04/29/2049 Δ	11,910	9,907
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036	2,510	2,122
Lloyds TSB Group
6.267%, 12/31/2049 Δ ■	5,000	1,842
National City Preferred Capital Trust I
12.000%, 12/29/2049 Δ	3,355	3,131
Sovereign Bank
8.750%, 5/30/2018 Δ	3,675	3,631
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	2,525	1,379
Wachovia
5.750%, 06/15/2017	3,990	3,971
5.750%, 02/01/2018	1,410	1,413
7.980%, 02/28/2049 Δ	6,630	5,651
Wells Fargo
5.625%, 12/11/2017	4,140	4,319
Wells Fargo Bank
5.950%, 08/26/2036	3,415	3,541
Wells Fargo Capital X
5.950%, 12/15/2036	2,760	2,366
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	9,600	7,923
Wells Fargo Capital XV
9.750%, 12/29/2049 Δ ▼	3,305	3,338

		119,018

Basic Industry – 1.8%
Arcelormittal
6.125%, 06/01/2018	6,200	4,246
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	3,000	2,829
Georgia-Pacific
7.125%, 01/15/2017 ■	1,500	1,260
International Paper
8.700%, 06/15/2038	2,300	1,607
Rio Tinto Financial U.S.A.
6.500%, 07/15/2018	3,385	2,482
Southern Copper
7.500%, 07/27/2035	2,640	1,975
Teck Cominco Limited
6.125%, 10/01/2035	2,785	1,140
U.S. Steel
7.000%, 02/01/2018	3,650	2,488
Vale Overseas
6.250%, 01/11/2016	2,380	2,257
Vedanta Resources
9.500%, 07/18/2018 ■	2,465	1,282

		21,566

Brokerage – 4.8%
Bear Stearns
7.250%, 02/01/2018	3,750	4,109
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	2,415	928
Goldman Sachs Group
6.150%, 04/01/2018	13,020	12,512
6.750%, 10/01/2037	3,685	2,992
Merrill Lynch
6.050%, 05/16/2016	9,935	9,294
Series MTN
6.150%, 04/25/2013	7,020	6,956
Morgan Stanley
5.375%, 10/15/2015	8,270	7,119
Series MTN
6.625%, 04/01/2018	15,160	13,300

		57,210

Capital Goods – 0.5%
Caterpillar
8.250%, 12/15/2038	2,630	3,242
Siemens Financiering
6.125%, 08/17/2026 ■	3,070	2,985

		6,227

Communications – 4.2%
AT&T
6.300%, 01/15/2038	2,145	2,268
6.400%, 05/15/2038 ▼	3,080	3,299
British Sky Broadcasting
6.100%, 02/15/2018 ■	5,795	4,758
British Telecom
5.950%, 01/15/2018	5,345	4,650
Comcast
6.300%, 11/15/2017	4,142	4,032
Deutsche Telekom
6.750%, 08/20/2018	5,055	5,126
DirecTV Holdings
7.625%, 05/15/2016	1,790	1,736
Embarq
7.082%, 06/01/2016	2,575	1,983
News America
6.650%, 11/15/2037	3,590	3,553
Rogers Communications
6.800%, 08/15/2018	2,220	2,243
Time Warner Cable
8.750%, 02/14/2019	3,000	3,262
7.300%, 07/01/2038 ▼	4,730	4,914
Verizon Communications
6.900%, 04/15/2038 ▼	5,870	6,605
Vodafone Group
6.150%, 02/27/2037	2,000	1,977

		50,406

Consumer Cyclical – 1.9%
Duty Free International
7.000%, 01/15/2004 ⊡ ª	2,191	—
Home Depot
5.875%, 12/16/2036	3,570	2,799

First American Funds 2008 Semiannual Report   9

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

McDonald’s
Series MTN
5.350%, 03/01/2018	$4,170	$4,332
MGM Mirage
6.625%, 07/15/2015	3,525	2,150
Royal Caribbean Cruises
7.000%, 06/15/2013	2,565	1,462
Target
7.000%, 01/15/2038	4,285	3,971
Viacom
6.875%, 04/30/2036	4,105	3,244
Wal-Mart Stores
6.200%, 04/15/2038	1,215	1,391
Whirlpool
Series MTN
5.500%, 03/01/2013	4,905	3,881

		23,230

Consumer Non Cyclical – 1.9%
Altria Group
9.950%, 11/10/2038	4,055	4,415
Cardinal Health
6.750%, 02/15/2011	3,750	3,732
Constellation Brands
7.250%, 05/15/2017	1,600	1,512
HCA
9.250%, 11/15/2016	1,190	1,092
Kraft Foods
6.500%, 08/11/2017	7,700	7,739
Smithfield Foods
7.000%, 08/01/2011	1,600	1,136
UnitedHealth Group
6.875%, 02/15/2038	3,185	2,789

		22,415

Electric – 2.5%
Energy Future Holdings
10.875%, 11/01/2017 ■	2,875	2,041
MidAmerican Energy Holdings
6.125%, 04/01/2036	5,185	4,821
Ohio Power
Series K
6.000%, 06/01/2016	4,100	3,923
Oncor Electric Delivery
7.000%, 05/01/2032	5,115	4,609
Pacific Gas & Electric
6.050%, 03/01/2034	4,650	4,939
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ▼ ■	4,315	3,547
Transalta
6.650%, 05/15/2018	3,470	3,081
Virginia Electric Power
5.950%, 09/15/2017	2,880	2,899

		29,860

Energy – 1.9%
Canadian National Resources
5.900%, 02/01/2018	3,355	2,899
Encana
6.500%, 02/01/2038	2,670	2,148
Marathon Oil
5.900%, 03/15/2018	1,945	1,624
Nexen
6.400%, 05/15/2037	3,475	2,719
Petro-Canada
6.800%, 05/15/2038	6,235	4,705
Suncor Energy
6.100%, 06/01/2018	2,525	2,176
Tengizchevroil Finance
6.124%, 11/15/2014 ■	3,991	3,033
Weatherford International
7.000%, 03/15/2038	1,755	1,347
XTO Energy
6.375%, 06/15/2038	2,450	2,156

		22,807

Finance – 2.2%
American Express Credit
Series C,
7.300%, 08/20/2013	4,730	4,841
CIT Group
5.650%, 02/13/2017	2,650	1,843
Countrywide Financial
6.250%, 05/15/2016	4,390	4,168
Credit Agricole
6.637%, 05/29/2049 Δ ■	3,270	1,464
International Lease Finance
6.375%, 03/25/2013	3,855	2,619
Rockies Express Pipeline
7.500%, 07/15/2038 ▼ ■	2,635	2,306
SLM
Series MTN
5.400%, 10/25/2011	4,705	3,559
Transcapitalinvest
5.670%, 03/05/2014 ■	8,475	5,489

		26,289

Insurance – 1.5%
Allied World Assurance
7.500%, 08/01/2016 ▼	6,480	4,569
American International Group
8.175%, 05/15/2058 Δ ■	7,005	2,725
Chubb
5.750%, 05/15/2018	1,930	1,853
Genworth Financial
Series MTN
6.515%, 05/22/2018	3,940	1,366
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	5,860	4,259
MetLife Capital Trust IV
7.875%, 12/15/2037 ■	3,735	2,343
ZFS Finance USA Trust V
6.500%, 05/09/2037 Δ ■	2,860	1,173

		18,288

Natural Gas – 0.4%
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	3,060	2,475
NGPL Pipeco
7.119%, 12/15/2017 ■	2,640	2,376

		4,851

Other Utility – 0.2%
American Water Capital
6.085%, 10/15/2017	3,105	2,705

Real Estate – 0.6%
Health Care Properties – REIT
Series MTN
6.300%, 09/15/2016	8,270	4,070

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2008 Semiannual Report

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Prologis 2006 – REIT
5.750%, 04/01/2016	$6,835	$3,409

		7,479

Technology – 1.4%
Chartered Semiconductor
6.375%, 08/03/2015	1,715	1,146
Computer Sciences
6.500%, 03/15/2018 ■	3,835	3,304
First Data
9.875%, 09/24/2015	670	405
Jabil Circuit
5.875%, 07/15/2010	8,660	7,924
National Semiconductor
6.600%, 06/15/2017	5,345	3,783
NXP BV/NXP Funding
9.500%, 10/15/2015	455	86

		16,648

Transportation – 0.3%
Erac USA Finance
6.375%, 10/15/2017 ■	2,945	2,044
Hertz
8.875%, 01/01/2014	1,685	1,036

		3,080

Total Corporate Bonds
(Cost $505,353)		432,079

U.S. Government Agency Mortgage-Backed Securities – 24.4%
Adjustable Rate Δ – 3.5%
Federal Home Loan Mortgage Corporation Pool
5.546%, 05/01/2025, #846757	227	226
5.457%, 04/01/2029, #847190	1,305	1,304
5.438%, 03/01/2030, #847180	1,486	1,476
5.602%, 07/01/2030, #847240	2,094	2,080
5.210%, 06/01/2031, #846984	768	752
5.776%, 07/01/2036, #1K1238	9,730	9,924
Federal National Mortgage Association Pool
5.180%, 08/01/2030, #555843	4,761	4,739
4.978%, 03/01/2031, #545359	350	346
5.085%, 09/01/2033, #725553	1,753	1,747
5.266%, 11/01/2034, #735054	9,416	9,825
5.856%, 09/01/2037, #946441	9,257	9,512
Government National Mortgage Association Pool
4.625%, 08/20/2023, #008259	1	2

		41,933

Fixed Rate – 20.9%
Federal Home Loan Mortgage Corporation Pool
4.500%, 03/01/2018, #P10023	2,179	2,239
4.500%, 05/01/2018, #P10032	4,309	4,432
6.500%, 01/01/2028, #G00876	907	951
6.500%, 11/01/2028, #C00676	1,838	1,925
6.500%, 12/01/2028, #C00689	1,317	1,379
6.500%, 04/01/2029, #C00742	747	782
6.500%, 07/01/2031, #A17212	3,221	3,365
6.000%, 11/01/2033, #A15521	2,764	2,857
7.000%, 08/01/2037, #H09059	8,523	8,678
5.979%, 09/01/2037, #1G2163	9,531	9,799
7.000%, 09/01/2037, #H01292	4,362	4,442
Federal National Mortgage Association Pool
3.790%, 07/01/2013, #386314	16,744	16,440
5.500%, 02/01/2014, #440780	1,441	1,499
7.000%, 02/01/2015, #535206	349	362
7.000%, 08/01/2016, #591038	460	480
5.500%, 12/01/2017, #673010	3,217	3,331
6.000%, 10/01/2022, #254513	3,295	3,409
5.500%, 01/01/2025, #255575	7,790	8,009
7.000%, 04/01/2026, #340798	272	288
7.000%, 05/01/2026, #250551	356	377
6.000%, 08/01/2027, #256852	8,413	8,675
6.500%, 02/01/2029, #252255	1,568	1,641
6.500%, 12/01/2031, #254169	3,722	3,868
6.000%, 04/01/2032, #745101	8,159	8,422
7.000%, 07/01/2032, #254379	2,097	2,212
7.000%, 07/01/2032, #545813	911	964
7.000%, 07/01/2032, #545815	569	602
6.000%, 09/01/2032, #254447	3,855	3,984
6.000%, 03/01/2033, #688330	6,209	6,416
5.500%, 04/01/2033, #694605	7,937	8,155
6.500%, 05/01/2033, #555798	4,862	5,089
5.500%, 07/01/2033, #709446	8,770	9,012
5.500%, 10/01/2033, #555800	5,734	5,891
6.000%, 11/01/2033, #772130	699	722
6.000%, 11/01/2033, #772256	984	1,016
5.000%, 01/01/2034 «	11,500	11,741
5.000%, 03/01/2034, #725248	3,303	3,381
5.000%, 03/01/2034, #725250	6,055	6,198
5.000%, 06/01/2034, #782909	2	2
6.500%, 06/01/2034, #735273	7,416	7,738
6.000%, 10/01/2034, #781776	1,657	1,710
6.500%, 04/01/2036, #831377	5,025	5,226
6.500%, 07/01/2036, #831683	7,100	7,383
6.000%, 08/01/2036, #885536	3,675	3,787
6.500%, 08/01/2036, #893318	6,432	6,689
6.000%, 09/01/2036, #900555	6,346	6,559
6.500%, 09/01/2036, #831799	7,474	7,772
6.500%, 08/01/2037, #256845	2,619	2,723
6.000%, 09/01/2037, #256890	5,713	5,798
6.000%, 06/01/2038, #889706	886	913
5.500%, 01/13/2039 «	17,285	17,717
6.000%, 01/13/2039 «	12,900	13,279
Government National Mortgage Association Pool
7.500%, 11/15/2030, #537699	320	339

		250,668

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $288,506)		292,601

Asset-Backed Securities – 19.7%
Automotive – 1.5%
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	6,179	6,157
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 ■	14,145	11,872

		18,029

Credit Cards – 1.4%
American Express Credit Account Master Trust
Series 2004-3, Class C
1.665%, 12/15/2011 Δ ■	1,480	1,344
American Express Issuance Trust
Series 2005-1, Class C
1.525%, 08/15/2011 Δ	4,125	2,495
Bank of America Credit Card Trust
Series 2006-C4, Class C4
1.425%, 11/15/2011 Δ	3,800	3,167

First American Funds 2008 Semiannual Report   11

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Discover Card Master Trust
Series 2007-C1, Class C1
1.515%, 01/15/2013 Δ	$4,150	$2,238
Series 2007-A1, Class A1
5.650%, 03/16/2020	5,275	3,995
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
1.595%, 05/15/2014 Δ ■ ¥	4,075	3,025

		16,264

Home Equity – 0.0%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 ¥	54	53
Countrywide Asset-Backed Certificates
Series 2003-SC1, Class M2
2.721%, 09/25/2023 Δ	766	473
Saxon Asset Securities Trust
Series 2004-1, Class A
1.011%, 03/25/2035 Δ ¥	178	58

		584

Manufactured Housing – 0.3%
Green Tree Financial
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■ ¥	3,834	3,500

Other – 16.0%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	14,830	13,546
Series 2006-2, Class A4
5.739%, 05/10/2045 Δ	4,085	3,336
Series 2005-5, Class AM
5.176%, 10/10/2045	7,055	4,184
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
5.991%, 09/11/2042 Δ ■	3,165	464
Series 2007-PW18, Class AJ
6.210%, 06/11/2050 Δ	4,115	1,108
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.096%, 12/10/2049 Δ	4,950	1,321
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	4,700	3,898
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	9,225	7,988
Series 2004-RS1, Class A
4.018%, 03/03/2041 ■ ¥	4,355	3,387
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	10,765	7,536
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	11,590	10,684
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 ■	11,480	10,836
Series 2006-1, Class C
5.707%, 02/15/2036 ■	8,093	6,070
GMAC Commercial Mortgage Securities
Series 2005-C1, Class A2
4.471%, 05/10/2043	18,466	17,823
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	7,125	6,783
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ	8,685	2,313
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.799%, 08/10/2045 Δ ▼	23,845	17,303
Series 2006-RR2, Class A1
5.689%, 06/23/2046 Δ ■ ¥	4,321	864
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044	2,750	890
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	465	464
Series 2005-C7, Class A2
5.103%, 11/15/2030	12,940	11,691
Series 2008-C1, Class AJ
6.149%, 04/15/2041 Δ	2,350	616
Series 2007-C7, Class AM
6.166%, 09/15/2045 Δ	4,775	2,241
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.127%, 07/12/2038 Δ	3,102	957
Series 2005-LC1, Class AM
5.265%, 01/12/2044 Δ	5,938	3,509
Series 2008-C1, Class A4
5.690%, 02/12/2051	13,520	10,014
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 Δ	7,670	3,584
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 Δ	1,340	443
Series 2005-HQ6, Class C
5.172%, 08/13/2042 Δ	1,270	399
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	12,505	11,849
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016	11,400	11,601
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5
4.661%, 05/15/2044	13,390	11,715
Series 2007-C34, Class AJ
5.952%, 05/15/2046 Δ	5,184	1,367
Series 2007-C33, Class AJ
5.902%, 02/15/2051 Δ	4,945	1,312

		192,096

Utilities – 0.5%
PG & E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	5,525	5,552

Total Asset-Backed Securities
(Cost $308,329)		236,025

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2008 Semiannual Report

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 15.5%
Adjustable Rate Δ – 4.8%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	$8,108	$5,925
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
0.703%, 12/20/2046	6,237	2,705
Countrywide Home Loans
Series 2004-2, Class 2A1
5.266%, 02/25/2034	2,738	2,132
Series 2006-HYB5, Class 3A1A
5.944%, 09/20/2036	13,041	6,738
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.821%, 03/19/2036	10,410	4,428
Series 2007-4, Class 2A1
0.801%, 07/19/2047	11,522	4,837
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.347%, 03/25/2035	1,918	891
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
0.751%, 04/25/2047	4,487	2,909
JPMorgan Mortgage Trust
Series 2005-A1, Class 3A2
5.023%, 02/25/2035	5,607	3,159
Series 2006-A7, Class 3A4
5.941%, 01/25/2037	1,468	393
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.860%, 08/25/2036	11,228	7,158
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Class A
5.329%, 08/25/2034	425	362
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
5.028%, 10/20/2035	6,028	5,556
Washington Mutual
Series 2007-HY2, Class 3A2
5.910%, 09/25/2036	2,023	606
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.933%, 02/25/2033	1,281	1,090
Series 2006-AR1, Class 2A2
5.548%, 03/25/2036	10,074	7,819

		56,708

Fixed Rate – 10.7%
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037	3,103	1,629
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	7,350	6,167
BCAP LLC Trust
Series 2006-RR1, Class PB
5.000%, 11/25/2036	10,925	8,747
Chase Mortgage Finance
Series 2004-S3, Class 3A1
6.000%, 03/25/2034	6,300	5,540
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	5,121	4,487
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	2,567	2,248
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	4,124	3,627
Series 2006-19CB, Class A15
6.000%, 08/25/2036	3,998	2,555
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	13,569	8,540
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	5,755	5,062
Series 2003-8, Class DB1
6.239%, 04/25/2033	4,673	3,376
Deutsche Alt-A Securities
Series 2006-AR5, Class 22A
5.500%, 10/25/2021	7,478	5,457
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	809	788
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	6,992	6,561
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	5,072	4,969
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.553%, 07/25/2047	8,811	6,631
Master Alternative Loans Trust
Series 2004-1, Class 3A1
7.000%, 01/25/2034	1,037	772
Series 2005-2, Class 1A3
6.500%, 03/25/2035	2,584	2,077
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.125%, 11/25/2034	4,889	3,855
Residential Accredit Loans
Series 2006-QS4, Class A9
6.000%, 04/25/2036	12,497	7,385
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	7,725	7,725
Series 2004-SL4, Class A3
6.500%, 07/25/2032	2,391	2,124
Washington Mutual Pass-Through Certificates
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	8,581	7,930
Series 2007-2, Class 3A1
5.500%, 04/25/2022	6,644	5,845
Wells Fargo Mortgage Backed Securities Trust
Series 2005-14, Class 2A1
5.500%, 12/25/2035	1,704	1,184
Series 2007-10, Class 1A1
6.000%, 07/25/2037	8,956	5,906
Series 2007-13, Class A8
6.000%, 09/25/2037	10,834	7,143

First American Funds 2008 Semiannual Report   13

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ¥	$46	$46

		128,376

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities
(Cost $252,694)		185,084

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities-3.7%

Fixed Rate – 3.6%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011	6,595	6,739
Series 6, Class C
9.050%, 06/15/2019	18	18
Series 1022, Class J
6.000%, 12/15/2020	31	31
Series 162, Class F
7.000%, 05/15/2021	85	85
Series 188, Class H
7.000%, 09/15/2021	184	191
Series 1790, Class A
7.000%, 04/15/2022	62	65
Series 2901, Class UB
5.000%, 03/15/2033	5,000	5,011
Federal National Mortgage Association
Series 2003-3, Class BC
5.000%, 02/25/2018	14,030	14,153
Series 1988-24, Class G
7.000%, 10/25/2018	44	46
Series 1989-24, Class H
9.000%, 07/25/2019	38	43
Series 1989-90, Class E
8.700%, 12/25/2019	6	6
Series 1990-30, Class E
6.500%, 03/25/2020	25	26
Series 1990-61, Class H
7.000%, 06/25/2020	30	32
Series 1990-72, Class B
9.000%, 07/25/2020	23	25
Series 1990-102, Class J
6.500%, 08/25/2020	30	31
Series 1990-105, Class J
6.500%, 09/25/2020	298	313
Series 1991-56, Class M
6.750%, 06/25/2021	95	99
Series 1992-120, Class C
6.500%, 07/25/2022	37	39
Series 2005-44, Class PC
5.000%, 11/25/2027	5,900	6,023
Series 2005-62, Class JE
5.000%, 06/25/2035	9,233	9,407

		42,383

Z-Bonds ☒ – 0.1%
Federal Home Loan Mortgage Corporation
Series 1118, Class Z
8.250%, 07/15/2021	49	53
Federal National Mortgage Association
Series 1991-134, Class Z
7.000%, 10/25/2021	213	228
Series 1996-35, Class Z
7.000%, 07/25/2026	983	1,052

		1,333

Total Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities
(Cost $42,226)		43,716

U.S. Government & Agency Security – 0.7%
U.S. Treasury – 0.7%
U.S. Treasury Bond
4.375%, 02/15/2038 ▼
Total U.S. Government & Agency Security
(Cost $6,556)	6,465	8,659

Preferred Stocks – 0.1%
Brokerage – 0.1%
Merrill Lynch	79,000	1,563

Sovereign – 0.0%
Fannie Mae ▼	218,000	181

Total Preferred Stocks
(Cost $7,148)		1,744

Short-Term Investments – 3.1%
Money Market Fund – 2.0%
First American Prime Obligations Fund, Class Z Å	23,639,868	23,640

U.S. Treasury Obligations – 1.1%
U.S. Treasury Bills ☐
0.641%, 01/29/2009	280	280
0.109%, 04/09/2009	5,595	5,593
0.205%, 09/24/2009	7,025	7,014

		12,887

Total Short-Term Investments
(Cost $36,471)		36,527

Investment Purchased with Proceeds from Securities Lending – 3.3%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $39,415)	39,414,642	39,415

Total Investments – 106.6%
(Cost $1,486,698)		1,275,850

Other Assets and Liabilities, Net – (6.6)%		(78,416)

Total Net Assets – 100.0%		$1,197,434

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2008.

▼	This security or a portion of this security is out on loan at December 31, 2008. Total loaned securities had a value of $41,599 at December 31, 2008. See note 2 in Notes to Financial Statements.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2008, the value of these investments was $100,858 or 8.4% of total net assets. See note 2 in Notes to Financial Statements.

⊡	Security is fair valued and illiquid. As of December 31, 2008, the fair value of this investment was $0 or 0% of total net assets. See note 2 in Notes to Financial Statements.

ª	Security is in default at December 31, 2008.

«	Security purchased on a when-issued basis. On December 31, 2008, the total cost of investments purchased on a when-issued basis was $41,777 or 3.5% of total net assets. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2008 Semiannual Report

Core Bond Fund (continued)

¥	Security is considered illiquid. As of December 31, 2008, the value of these investments were $10,933 or 0.9% of total net assets. See note 2 in Notes to Financial Statements.

☒	Z-Bonds – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of December 31, 2008. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The fund was inadvertently undercollateralized from December 23, 2008 until January 12, 2009. However, the advisor had maintained sufficient collateral at the fund complex level during this period to cover the counterparty risk associated with the undercollateralization. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

Canadian Dollar Currency Futures	March 2009	37	$3,043	$18
Euro Bund Futures	March 2009	65	11,280	110
Euro Currency Futures	March 2009	32	5,568	258
Japanese Yen Currency Futures	March 2009	13	1,792	(47)
U.S. Treasury 2 Year Note Futures	March 2009	185	40,342	619
U.S. Treasury 10 Year Note Futures	March 2009	(466)	(58,600)	(2,464)
U.S. Treasury Long Bond Futures	March 2009	(181)	(24,986)	(2,797)

				$(4,303)

Credit Default Swap Agreements

Credit Default Swaps on Corporate Issues – Buy Protection1

				Implied Credit
				Spread at
	Reference	Pay	Expiration	December 31,	Notional	Unrealized
Counterparty	Entity	Fixed Rate	Date	2008[3]	Amount[4]	Appreciation

JPMorgan	Deutsche Bank AG	0.525%	09/20/2012	1.315%	$4,200	$116

Credit Default Swaps on Corporate Issues – Sell Protection2

				Implied Credit
				Spread at
	Reference	Receive	Expiration	December 31,	Notional	Unrealized
Counterparty	Entity	Fixed Rate	Date	2008[3]	Amount[4]	Appreciation

Deutsche Bank	General Electric Capital Corporation	6.300%	12/20/2013	3.737%	$10,000	$1,061

Core Bond Fund (concluded)

Credit Default Swaps on Credit Indices – Buy Protection1

	Reference	Pay	Expiration	Notional	Unrealized
Counterparty	Index	Fixed Rate	Date	Amount[4]	(Depreciation)

JPMorgan	Dow Jones CDX HY11 Index	5.000%	12/20/2013	$4,600	$(391)

Credit Default Swaps on Credit Indices – Sell Protection2

					Unrealized
	Reference	Receive	Expiration	Notional	Appreciation
Counterparty	Index	Fixed Rate	Date	Amount[4]	(Depreciation)

Deutsche Bank	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	$49,850	$(331)
Deutsche Bank	Dow Jones CDX IG11 Index	1.500%	12/20/2013	34,400	491
JPMorgan	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	9,500	(84)
JPMorgan	Dow Jones CDX IG11 Index	1.500%	12/20/2013	27,700	(218)
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	6.500%	06/20/2013	3,800	(804)
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	5.000%	12/20/2013	5,200	48
UBS	Dow Jones CDX IG11 Index	1.500%	12/20/2013	35,750	(266)
UBS	Dow Jones iTraxx Asia ex-Japan Index	6.500%	06/20/2013	5,600	(1,210)
UBS	Dow Jones iTraxx Asia ex-Japan Index	5.000%	12/20/2013	1,000	(3)
UBS	Markit ABX AAA071 Index	0.090%	08/25/2037	9,300	(684)

					$(3,061)

[1]	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[3]	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity.

[4]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Pay	3.612%	09/19/2013	$12,000	$825
JPMorgan	3-Month LIBOR	Pay	4.135%	09/24/2013	25,000	2,316
UBS	3-Month LIBOR	Pay	3.343%	07/18/2010	82,000	2,372
UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	15,000	1,346
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	8,000	(1,039)

						$5,820

First American Funds 2008 Semiannual Report   15

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund
DESCRIPTION	PAR	VALUE

High Yield Corporate Bonds – 76.9%
Basic Industry – 7.1%
AbitibiBowater
9.000%, 08/01/2009	$500	$130
Abitibi-Consolidated
13.750%, 04/01/2011 ■ Æ	500	320
AK Steel
7.750%, 06/15/2012	550	429
Aleris International
10.000%, 12/15/2016	1,000	162
Berry Plastics
9.503%, 02/15/2015	1,225	845
Berry Plastics Holding
8.875%, 09/15/2014 Δ	500	217
Bowater
6.500%, 06/15/2013	1,000	100
Bowater Canada Finance
7.950%, 11/15/2011 Æ	500	52
Caraustar Industries
7.375%, 06/01/2009 ▼	500	291
Coalcorp Mining
Series A
12.000%, 08/31/2011 Æ	375	225
Evraz Group
8.250%, 11/10/2015 ■ Æ	1,500	750
Exopack Holding
11.250%, 02/01/2014 ¥	500	293
Georgia Gulf
7.125%, 12/15/2013	275	83
Georgia-Pacific
7.125%, 01/15/2017 ■	1,250	1,050
Graham Packaging
9.875%, 10/15/2014	900	553
Griffin Coal Mining
9.500%, 12/01/2016 ■ Æ	1,250	419
Hexion US Finance
9.750%, 11/15/2014	750	214
Industrias Metal
11.250%, 10/22/2014 ■ Æ	750	338
Ineos Group Holdings
8.500%, 02/15/2016 ■ Æ	600	54
Intertape Polymer Group
8.500%, 08/01/2014 ¥	1,850	1,203
Mercer International
9.250%, 02/15/2013	750	375
Momentive Performance Materials
9.750%, 12/01/2014	450	191
Newark Group
9.750%, 03/15/2014 ¥	800	76
Noble Group Limited
6.625%, 03/17/2015 ■ Æ	1,000	570
Nova Chemicals
6.500%, 01/15/2012 Æ	1,200	498
Vedanta Resources
8.750%, 01/15/2014 ■ Æ	1,500	900

		10,338

Capital Goods – 3.4%
BE Aerospace
8.500%, 07/01/2018	500	450
Case New Holland
7.125%, 03/01/2014	1,300	923
Hawker Beechcraft Acquisition
9.750%, 04/01/2017	1,200	324
Hutchinson Technology
3.250%, 01/15/2026	1,000	320
Owens Corning
6.500%, 12/01/2016	1,400	1,014
Ply Gem Industries
11.750%, 06/15/2013	1,125	608
Trimas
9.875%, 06/15/2012	1,000	500
USG
8.000%, 01/15/2018	1,275	806

		4,945

Communications – 9.2%
Charter Communications Holdings II, Class A
10.250%, 10/01/2013 ■	2,155	733
Citizens Communications
9.000%, 08/15/2031	1,300	819
Clear Channel Communications
6.875%, 06/15/2018	1,000	120
CSC Holdings
Series B
7.625%, 04/01/2011	1,000	942
Dex Media West
Series B
8.500%, 08/15/2010	1,000	605
Echostar DBS
6.375%, 10/01/2011	800	744
Fairpoint Communications
13.125%, 04/01/2018 ■	1,000	480
Idearc
8.000%, 11/15/2016	1,000	75
Inmarsat Finance II
10.375%, 11/15/2012 Æ	425	377
Intelsat Bermuda
11.250%, 06/15/2016 Æ	1,850	1,683
Intelsat Intermediate Holdings
0.000% through 02/01/10, thereafter 9.500%, 02/01/2015 ■ Æ	900	684
Level 3 Financing
12.250%, 03/15/2013	500	303
Metropcs Wireless
9.250%, 11/01/2014	350	313
Nextel Communications
Series E
6.875%, 10/31/2013	2,000	850
Nextel Communications
Series F
5.950%, 03/15/2014	1,250	525
Nielsen Finance
0.000% through 08/1/2011, thereafter 12.500%, 08/01/2016 Δ	150	54
Quebecor Media
7.750%, 03/15/2016 Æ	500	338
R.H. Donnelley
Series A-3
8.875%, 01/15/2016	500	75
Sprint Capital
8.375%, 03/15/2012	1,500	1,200
Vimpelcom
8.375%, 04/30/2013 ■ Æ	500	320
8.250%, 05/23/2016 ■ Æ	1,000	540
Windstream
8.125%, 08/01/2013	1,750	1,610
Young Broadcasting
10.000%, 03/01/2011	500	5

		13,395

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2008 Semiannual Report

High Income Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Consumer Cyclical – 18.9%
Autonation
7.000%, 04/15/2014	$500	$365
Blockbuster
9.000%, 09/01/2012	500	242
Buffalo Thunder Development Authority
9.375%, 12/15/2014 ■	500	100
Burlington Coat Factory
11.125%, 04/15/2014 ▼	1,000	300
Centex
7.875%, 02/01/2011	500	442
Cenveo
7.875%, 12/01/2013	501	262
Denny’s
10.000%, 10/01/2012	1,150	796
Dollar General
10.625%, 07/15/2015 ▼	1,200	1,146
Fontainebleau Las Vegas
11.000%, 06/15/2015 ■	1,000	97
Ford Motor
7.450%, 07/16/2031	825	231
Ford Motor Credit
5.800%, 01/12/2009	450	449
9.875%, 08/10/2011	4,000	2,951
General Motors
8.250%, 07/15/2023	1,600	264
General Nutrition Center
7.584%, 03/15/2014	770	431
Goodyear Tire & Rubber
7.857%, 08/15/2011	1,150	954
Greektown Holdings
10.750%, 12/01/2013 ■ ª	30	7
Hanesbrands
5.698%, 12/15/2014 Δ	1,500	1,057
Harrahs
10.750%, 02/01/2016 ■	3,350	955
Isle of Capri Casinos
7.000%, 03/01/2014	500	212
Lear
Series B
8.500%, 12/01/2013	850	263
Levi Strauss & Co.
9.750%, 01/15/2015 ▼	1,150	851
Lippo Karawaci Finance
8.875%, 03/09/2011	1,000	621
Marfrig Overseas
9.625%, 11/16/2016 ■ Æ	1,000	590
MGM Mirage
8.375%, 02/01/2011	1,000	595
13.000%, 11/15/2013 ■ ▼	1,300	1,238
Neiman Marcus Group
10.375%, 10/15/2015 ▼	700	301
NPC International
9.500%, 05/01/2014 ▼	500	362
OSI Restaurant Partners
10.000%, 06/15/2015	500	90
Oxford Industries
8.875%, 06/01/2011	1,055	797
Parkson Retail Group
7.125%, 05/30/2012 Æ	1,600	1,040
Pep Boys-Manny, Moe & Jack
7.500%, 12/15/2014	900	346
Pinnacle Entertainment I
7.500%, 06/15/2015	500	290
Realogy
10.500%, 04/15/2014	1,000	172
Rite Aid
10.375%, 07/15/2016 ▼	1,500	1,103
9.500%, 06/15/2017	1,000	348
Royal Caribbean Cruises
7.000%, 06/15/2013 Æ	1,250	713
Sally Holdings
10.500%, 11/15/2016	1,300	884
Seminole Hard Rock Entertainment
4.496%, 03/15/2014 ■ Δ	1,000	508
Snoqualmie Entertainment
9.125%, 02/01/2015 ■	500	310
Susser Holdings
10.625%, 12/15/2013	1,300	1,138
Tenneco
8.125%, 11/15/2015	750	345
Toll
8.250%, 12/01/2011	2,000	1,820
Toys R Us
7.875%, 04/15/2013	1,000	390
TRW Automotive
7.250%, 03/15/2017 ■	250	128
Warnaco
8.875%, 06/15/2013	1,250	1,138

		27,642

Consumer Non Cyclical – 10.6%
Albertson’s
8.700%, 05/01/2030	1,000	645
Cardinal Health
9.500%, 04/15/2015	750	285
Constellation Brands
7.250%, 05/15/2017	2,000	1,890
Del Monte
8.625%, 12/15/2012	800	776
HCA
6.750%, 07/15/2013	4,150	2,614
Health Management Association
6.125%, 04/15/2016	1,300	806
Healthsouth
10.750%, 06/15/2016	500	459
Pantry
7.750%, 02/15/2014	1,000	690
Pilgrim’s Pride
8.375%, 05/01/2017 ª	750	45
Select Medical
10.820%, 09/15/2015 Δ ▼	1,000	520
Smithfield Foods
7.000%, 08/01/2011	1,600	1,136
4.000%, 06/30/2013	250	184
Stater Brothers Holdings
7.750%, 04/15/2015	1,250	1,050
SUPERVALU
7.500%, 05/15/2012	1,750	1,540
Surgical Care Affiliates
8.875%, 07/15/2015 ■	1,000	610
Tenet Healthcare
7.375%, 02/01/2013	1,500	1,069
Ticketmaster
10.750%, 08/01/2016 ■	650	351
Tyson Foods
7.850%, 04/01/2016	1,000	740
Vitro
9.125%, 02/01/2017 Æ	350	105

		15,515

First American Funds 2008 Semiannual Report   17

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Electric – 8.9%
AES Red Oak
Series B
9.200%, 11/30/2029	$1,000	$860
Ava Capital Trust III
6.500%, 04/01/2034 ¥	3,335	3,143
Baldor Electric
8.625%, 02/15/2017	300	223
CMS Energy
3.741%, 01/15/2013 Δ	1,000	730
Dynegy Holdings
7.500%, 06/01/2015	1,500	1,050
Edison Mission Energy
7.750%, 06/15/2016	1,200	1,068
Intergen NV
9.000%, 06/30/2017 ■ Æ	1,000	820
ISA Capital Brasil
8.800%, 01/30/2017 ■ Æ	150	132
Mirant Americas Generation
8.500%, 10/01/2021	1,000	760
NRG Energy
7.375%, 02/01/2016	850	791
Reliant Energy
7.625%, 06/15/2014	1,000	830
Texas Competitive Electric Holdings
10.500%, 11/01/2015 ■	3,800	2,698

		13,105

Energy – 2.4%
Chaparral Energy
8.875%, 02/01/2017	750	150
Chesapeake Energy
7.625%, 07/15/2013	1,000	860
Lupatech Finance
9.875%, 07/10/2049 ■ Æ	1,500	870
Mariner Energy
8.000%, 05/15/2017	1,000	520
Sabine Pass LNG
7.500%, 11/30/2016	745	536
Tesoro
6.625%, 11/01/2015	1,000	580

		3,516

Finance – 2.6%
General Motors Acceptance
6.875%, 09/15/2011	500	405
6.625%, 05/15/2012	2,500	1,927
GMAC
3.399%, 05/15/2009 Δ	500	478
6.750%, 12/01/2014	1,000	684
Nuveen Investments
5.500%, 09/15/2015 ¥	2,050	310
Residential Capital
9.625%, 05/15/2015 ■	339	98

		3,902

Industrial Other – 2.9%
Aramark
8.500%, 02/01/2015	1,825	1,652
Crown Cork & Seal
7.375%, 12/15/2026	1,000	740
Neenah
9.500%, 01/01/2017	300	150
RBS Global & Rexnord
9.500%, 08/01/2014	1,000	745
Vought Aircraft
8.000%, 07/15/2011	1,500	1,012

		4,299

Natural Gas – 4.0%
Copano Energy
7.750%, 06/01/2018 ■	750	506
El Paso
12.000%, 12/12/2013 ▼	500	490
El Paso Energy
Series MTN
7.800%, 08/01/2031	650	423
Enterprise Products
8.375%, 08/01/2066 Δ	2,800	1,540
Knight
6.500%, 09/01/2012	1,452	1,227
Plains Exploration & Production
7.750%, 06/15/2015	850	642
Southern Union
7.200%, 11/01/2066 Δ	1,600	552
Targa Resources
8.500%, 11/01/2013	1,000	540

		5,920

Real Estate – 1.3%
Agile Property Holdings
9.000%, 09/22/2013 ■ Æ ▼	750	412
American Real Estate
4.000%, 08/15/2013 ■ Δ ⊡	1,250	742
Greentown China Holdings
9.000%, 11/08/2013 ■ Æ ¥	1,550	543
Shanghai Real Estate Group
8.625%, 04/24/2013 Æ	500	169

		1,866

Technology – 2.6%
Advanced Medical Optics
7.500%, 05/01/2017	550	280
Amkor Technologies
9.250%, 06/01/2016	1,000	580
Celestica
7.875%, 07/01/2011 Æ	750	682
First Data
9.875%, 09/24/2015	500	303
Freescale Semiconductor
8.875%, 12/15/2014	1,000	440
9.125%, 12/15/2014	1,850	426
Magnachip Semiconductor
6.875%, 12/15/2011 Æ	750	26
NXP BV/NXP Funding
9.500%, 10/15/2015 Æ	500	95
Seagate Technology
6.375%, 10/01/2011 Æ	1,000	690
Spansion
5.345%, 06/01/2013 ■ Δ	1,500	270

		3,792

Transportation – 3.0%
American Airlines
Series 2001-1
7.379%, 11/23/2017 ¥	1,257	490
BLT Finance BV
7.500%, 05/15/2014 ■ Æ ¥	650	176
Continental Airlines
Series C
7.339%, 04/19/2014	1,500	750

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2008 Semiannual Report

High Income Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Delta Airlines
Series 2001-1
7.711%, 09/18/2011	$1,600	$1,056
Series 2007-1
8.954%, 08/10/2014	484	257
Hertz
10.500%, 01/01/2016	1,250	570
Swift Transportation
12.500%, 05/15/2017 ■	250	23
Ultrapetrol
9.000%, 11/24/2014 Æ ¥	750	489
United Airlines 2007 Pass Trust
Series A
6.636%, 01/02/2024	951	590

		4,401

Total High Yield Corporate Bonds
(Cost $171,966)		112,636

Investment Grade Corporate Bonds – 5.5%
Banking – 0.3%
JPMorgan Chase
Series 1
7.900%, 04/29/2049 Δ	500	416

Basic Industry – 0.8%
Arcelormittal
6.125%, 06/01/2018 Æ	1,000	685
Freeport-McMoran Copper & Gold
8.250%, 04/01/2015	600	510

		1,195

Consumer Cyclical – 0.6%
CVS Caremark
6.302%, 06/01/2037 Δ	1,000	510
Macys Retail Holdings
7.450%, 07/15/2017	750	434

		944

Consumer Non Cyclical – 0.2%
Delhaize America
9.000%, 04/15/2031	356	360

Finance – 1.8%
Discover Financial Services
2.629%, 06/11/2010 Δ	1,500	1,285
SLM
Series MTN
3.695%, 07/26/2010 Δ	1,500	1,280

		2,565

Industrial Other – 1.3%
Allied Waste North America
6.125%, 02/15/2014	1,000	905
Wesfarmers
6.998%, 04/10/2013 ■ Æ ¥	1,000	1,026

		1,931

Transportation – 0.5%
Con-way
7.250%, 01/15/2018	1,000	693

Total Investment Grade Corporate Bonds
(Cost $9,429)		8,104

Closed-End Funds – 4.0%
Aberdeen Asia-Pacific Income Fund ▼	51,000	$219
Dividend Capital Realty Income Allocation Fund	45,000	90
Franklin Templeton Limited Duration Income Trust	34,100	288
Gabelli Global Gold Natural Resources & Income Trust ▼	26,000	341
Highland Credit Strategies Fund	32,000	182
iShares iBoxx $ High Yield Corporate Bond Fund ▼	17,500	1,331
iShares iBoxx $ Investment Grade Corporate Bond Fund	12,000	1,220
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	16,000	154
MFS Multimarket Income Trust ▼	39,000	188
Nuveen Equity Premium Opportunity Fund	53,600	572
Nuveen Multi-Strategy Income and Growth Fund	96,000	442
Pioneer Diversified High Income Trust	7,000	83
Pioneer Floating Rate Trust	51,000	358
SPDR DB International Government Inflation-Protected Bond ▼	3,500	168
Western Asset Global Partners Income Fund	36,000	221

Total Closed-End Funds
(Cost $6,813)		5,857

Preferred Stocks – 2.9%
Communications – 0.3%
US Cellular	32,000	467

Consumer Discretionary – 0.0%
M/I Homes
Series A ▼	6,950	41

Energy – 0.5%
Constellation Energy Group
Series A ▼	25,000	485
Nexen
Series B Æ	10,600	185

		670

Finance – 0.3%
American International Group	6,000	48
Freddie Mac ▼	20,000	6
Protective Life	16,700	223
Regions Financing Trust III	7,300	152

		429

Insurance – 1.1%
Aspen Insurance Holdings Æ	50,000	629
Endurance Specialty Holdings
Series A Æ ▼	25,900	373
Metlife
Series B ▼	12,000	205
Renaissancere Holdings
Series D Æ	21,440	356

		1,563

Real Estate – 0.6%
American Home Mortgage Investments – REIT
Series B ¥ ª	10,000	—
Ashford Hospitality Trust – REIT
Series D	4,900	30
Duke Realty – REIT
Series O	22,000	316
First Industrial Realty Trust – REIT
Series J	14,000	140
Hospitality Properties Trust – REIT
Series C	20,000	262
National Retail Properties – REIT
Series C	12,600	208

		956

First American Funds 2008 Semiannual Report   19

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund (continued)
DESCRIPTION	SHARES	VALUE

Transportation – 0.1%
Delta Air Contingent Value ●	8,000,000	$140

Total Preferred Stocks
(Cost $7,693)		4,266

Convertible Securities – 2.3%
Basic Industry – 0.3%
Peabody Energy
4.750%, 12/15/2041	750	$450

Consumer Cyclical – 0.3%
UAL
4.500%, 06/30/2021	$850	392

Consumer Non Cyclical – 0.7%
Archer-Daniels-Midland
0.875%, 02/15/2014 ▼	$500	487
Bunge Limited Æ	7,800	533

		1,020

Energy – 0.4%
Headwaters
2.875%, 06/01/2016 ¥	$1,500	649

Finance – 0.4%
CIT Group
Series C	19,000	548

Real Estate – 0.2%
Hospitality Properties Trust
3.800%, 03/15/2027	$500	307

Total Convertible Securities
(Cost $4,972)		3,366

Asset-Backed Securities – 0.8%
Manufactured Housing – 0.0%
Green Tree Financial
Series 1998-1, Class A4
6.040%, 11/01/2029 ¥	$7	5

Other – 0.8%
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class AJ
6.210%, 06/11/2050 Δ	460	124
Exum
Series 2007-1A, Class C
4.625%, 03/22/2014 ■ Δ ⊡	1,000	479
Series 2007-2A, Class C
5.025%, 06/22/2014 ■ Δ ⊡	1,000	490

		1,093

Total Asset-Backed Securities
(Cost $2,339)		1,098

Common Stocks – 0.1%
Communications – 0.0%
Adelphia Recovery Trust ●	958,406	10
Viatel Holding Bermuda ⊡ ●	1	—

		10

Consumer Discretionary – 0.0%
Target ▼	1,300	45

Energy – 0.1%
Pengrowth Energy Trust Æ ▼	18,000	137

Total Common Stocks
(Cost $414)		192

Short-Term Investments – 5.8%
Money Market Fund – 5.4%
First American Prime Obligations Fund, Class Z Å	7,896,354	7,896

U.S. Treasury Obligations – 0.4%
U.S. Treasury Bills ☐
0.660%, 01/29/2009	$150	150
0.109%, 04/09/2009	170	170
0.205%, 09/24/2009	265	265

		585

Total Short-Term Investments
(Cost $8,479)		8,481

Investments Purchased with Proceeds from Securities Lending – 5.5%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $8,042)	8,041,954	8,042

Total Investments – 103.8%
(Cost $220,147)		152,042

Other Assets and Liabilities, Net – (3.8)%		(5,621)

Total Net Assets – 100.0%		$146,421

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2008, the value of these investments was $21,337 or 14.6% of total net assets. See note 2 in Notes to Financial Statements.

Æ	Represents a foreign high yield (non-investment grade) U.S. dollar denominated security. On December 31, 2008, the value of these investments was $19,544 which represents 13.3% of total net assets.

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2008.

▼	This security or a portion of this security is out on loan at December 31, 2008. Total loaned securities had a value of $7,750 at December 31, 2008. See note 2 in Notes to Financial Statements.

¥	Security considered illiquid. As of December 31, 2008, the value of these investments was $8,403 or 5.7% of total net assets. See note 2 in Notes to Financial Statements.

ª	Security in default at December 31, 2008.

⊡	Security is fair valued and illiquid. As of December 31, 2008, the value of these investments was $1,711 or 1.2% of total net assets. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts and/or swap contracts. Yield shown is effective yield as of December 31, 2008. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2008 Semiannual Report

High Income Bond Fund (concluded)

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Appreciation

U.S. Treasury 5 Year Note Futures	March 2009	130	$15,477	$533
U.S. Treasury 10 Year Note Futures	March 2009	10	1,258	95
U.S. Treasury Long Bond Futures	March 2009	15	2,071	287

				$915

Credit Default Swap Agreements

Credit Default Swaps on Corporate Issues — Buy Protection1

				Implied Credit
				Spread at
	Reference	Pay	Expiration	December 31,	Notional	Unrealized
Counterparty	Entity	Fixed Rate	Date	2008[3]	Amount[4]	Appreciation

JPMorgan	Deutsche Bank AG	0.525%	09/20/2012	1.315%	$400	$11

Credit Default Swaps on Corporate Issues — Sell Protection2

				Implied Credit
				Spread at
	Reference	Pay	Expiration	December 31,	Notional	Unrealized
Counterparty	Entity	Fixed Rate	Date	2008[3]	Amount[4]	(Depreciation)

Deutsche Bank	International Paper Company	2.480%	09/20/2013	5.304%	$2,000	$(212)
Deutsche Bank	Mohawk Industries	2.610%	09/20/2013	3.600%	2,000	(79)
UBS	Reliance Industries Limited	2.192%	09/20/2013	6.794%	2,000	(337)

						$(628)

Credit Default Swaps on Credit Indices — Buy Protection1

	Reference	Pay	Expiration	Notional	Unrealized
Counterparty	Index	Fixed Rate	Date	Amount[4]	Appreciation

JPMorgan	Dow Jones CDX HY11 Index	5.000%	12/20/2013	$5,000	$100

[1]	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[3]	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity.

[4]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Inflation Protected Securities Fund
DESCRIPTION	PAR	VALUE

U.S. Government & Agency Securities – 85.6%
Inflation Protected U.S. Treasuries ◄ – 85.6%
U.S. Treasury Bonds
2.375%, 01/15/2025	$18,044	$17,734
2.000%, 01/15/2026	4,775	4,498
2.375%, 01/15/2027	913	917
3.625%, 04/15/2028	13,729	16,356
3.875%, 04/15/2029	15,518	19,165
U.S. Treasury Notes
3.875%, 01/15/2009 ▼	1,321	1,311
0.875%, 04/15/2010	17,600	16,541
3.500%, 01/15/2011 ▼	6,255	6,139
2.375%, 04/15/2011 ▼	12,825	12,525
3.000%, 07/15/2012 ▼	2,711	2,657
1.875%, 07/15/2013 ▼	10,321	9,717
2.000%, 01/15/2014 ▼	21,644	20,508
2.000%, 07/15/2014 ▼	3,448	3,261
1.625%, 01/15/2015 ▼	5,758	5,340
1.875%, 07/15/2015	6,700	6,329
2.000%, 01/15/2016 ▼	3,384	3,241
2.500%, 07/15/2016 ▼	2,108	2,091
2.375%, 01/15/2017 ▼	9,352	9,278
2.625%, 07/15/2017 ▼	3,815	3,910
1.625%, 01/15/2018 ▼	3,930	3,730

Total U.S. Government & Agency Securities
(Cost $175,839)		165,248

Corporate Bonds – 3.8%
Basic Industry – 0.9%
Evraz Group
8.250%, 11/10/2015 ■	500	250
FMG Finance
10.000%, 09/01/2013 ■	500	295
Georgia-Pacific
7.125%, 01/15/2017 ■	150	126
Griffin Coal Mining
9.500%, 12/01/2016 ■	400	134
Southern Copper
7.500%, 07/27/2035	950	711
Vedanta Resources
9.500%, 07/18/2018 ■	435	226

		1,742

Brokerage – 0.9%
Merrill Lynch
Series CPI
6.100%, 03/02/2009 Δ	1,850	1,752

Capital Goods – 0.0%
USG
8.000%, 01/15/2018	125	79

Consumer Cyclical – 0.1%
MGM Mirage
6.625%, 07/15/2015	220	134

Consumer Non Cyclical – 0.2%
Constellation Brands
7.250%, 05/15/2017	200	189
HCA
9.250%, 11/15/2016	100	92
Smithfield Foods
7.000%, 08/01/2011	275	195

		476

Electric – 0.1%
Energy Future Holdings
10.875%, 11/01/2017 ■	250	177

First American Funds 2008 Semiannual Report   21

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Inflation Protected Securities Fund (continued)
DESCRIPTION	PAR	VALUE

Insurance – 1.5%
Allstate Life Global Funding Trust
Series MTN
5.987%, 03/01/2010 Δ	$900	$807
Pacific Life Global Funding
7.101%, 02/06/2016 ■ Δ	1,000	779
Principal Life
Series MTN
6.337%, 03/01/2012 Δ	900	702
Protective Life Secured Trust
Series NOTZ
5.590%, 07/10/2012 Δ	1,000	626

		2,914

Transportation – 0.1%
Hertz
8.875%, 01/01/2014	195	120

Total Corporate Bonds
(Cost $9,779)		7,394

Asset-Backed Securities – 3.6%
Credit Cards – 0.9%
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8
5.650%, 09/20/2019	1,075	878
Discover Card Master Trust
Series 2007-C1, Class C1
1.515%, 01/15/2013 Δ	500	270
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
1.595%, 05/15/2014 ■ Δ ¥	625	464

		1,612

Other – 2.7%
Global Signal Trust
Series 2006-1, Class C
5.707%, 02/15/2036 ■	1,330	997
GMAC Commercial Mortgage Securities
Series 2003-C3, Class A2
4.223%, 04/10/2040	1,008	972
Greenwich Capital Commercial Funding
Series 2007-GG11, Class A4
5.736%, 12/10/2049	1,000	746
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ	2,000	533
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.799%, 08/10/2045 Δ	1,010	733
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.690%, 02/12/2051	1,000	741
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
5.952%, 05/15/2046 Δ	1,000	264
Series 2007-C33, Class AJ
5.902%, 02/15/2051 Δ	1,000	265

		5,251

Total Asset-Backed Securities
(Cost $11,177)		6,863

Collateralized Mortgage Obligation – Private Mortgage-Backed Security – 0.8%
Fixed Rate – 0.8%
Wells Fargo Mortgage Backed Securities Trust
Series 2007-13, Class A8
6.000%, 09/25/2037
(Cost $2,318)	2,364	1,559

U.S. Government Agency Mortgage-Backed Security – 0.5%
Adjustable Rate Δ – 0.5%
Federal National Mortgage Association 6.077%, 02/17/2009
(Cost $899)	900	899

Municipal Bond – 0.4%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016 ¥
(Cost $845)	845	818

Convertible Securities – 0.2%
Basic Industry – 0.0%
Freeport-McMoran Copper & Gold	1,500	71

Consumer Non Cyclical – 0.1%
Bunge Limited	2,100	143

Energy – 0.1%
Headwaters
2.875%, 06/01/2016 ¥	$280	121

Total Convertible Securities
(Cost $724)		335

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security – 0.1%
Fixed Rate – 0.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011
(Cost $227)	$227	232

Preferred Stocks – 0.1%
Brokerage – 0.1%
Merrill Lynch
Series AAPL	8,400	166

Sovereign – 0.0%
Fannie Mae
Series S	16,000	13

Total Preferred Stocks
(Cost $610)		179

Short-Term Investments – 3.8%
Money Market Fund – 3.4%
First American Prime Obligations Fund, Class Z Å	6,682,490	6,682

U.S. Treasury Obligations – 0.4%
U.S. Treasury Bills ☐
0.675%, 01/29/2009	$140	140
0.109%, 04/09/2009	530	530
0.205%, 09/24/2009	55	55

		725

Total Short-Term Investments
(Cost $7,407)		$7,407

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2008 Semiannual Report

Inflation Protected Securities Fund (continued)
DESCRIPTION	SHARES	VALUE

Investment Purchased with Proceeds from Securities Lending – 45.0%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $86,835)	86,834,868	$86,835

Total Investments – 143.9%
(Cost $296,660)		277,769

Other Assets and Liabilities, Net – (43.9)%		(84,681)

Total Net Assets – 100.0%		$193,088

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

▼	This security or a portion of this security is out on loan at December 31, 2008. Total loaned securities had a value of $84,538 at December 31, 2008. See note 2 in Notes to Financial Statements.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2008, the value of these investments was $3,449 or 1.8% of total net assets. See note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2008.

¥	Security considered illiquid. As of December 31, 2008, the value of these investments was $1,403 or 0.7% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of December 31, 2008. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

Schedule of Open Futures Contracts

		Number of	Notional	Unrealized
	Settlement	Contracts	Contract	Appreciation
Description	Month	Purchased	Value	(Depreciation)

Canadian Dollar Currency Futures	March 2009	6	$493	$3
Euro Bund Futures	March 2009	14	2,429	24
Euro Currency Futures	March 2009	6	1,044	48
Japanese Yen Currency Futures	March 2009	2	276	(7)
U.S. Treasury 2 Year Note Futures	March 2009	20	4,361	48
U.S. Treasury 10 Year Note Futures	March 2009	39	4,904	(57)
U.S. Treasury Long Bond Futures	March 2009	19	2,623	10

				$69

Inflation Protected Securities Fund (concluded)

Credit Default Swap Agreements

Credit Default Swaps on Credit Indices – Buy Protection1

		Pay
	Reference	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Date	Amount[3]	(Depreciation)

JPMorgan	Dow Jones CDX HY11 Index	5.000%	12/20/2013	$900	$(76)

Credit Default Swaps on Credit Indices – Sell Protection2

		Receive
	Reference	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Date	Amount[3]	(Depreciation)

UBS	Dow Jones iTraxx Asia ex-Japan Index	6.500%	06/20/2013	$2,200	$(497)
UBS	Dow Jones iTraxx Asia ex-Japan Index	5.000%	12/20/2013	400	(1)

					$(498)

[1]	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[3]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Pay	3.612%	09/19/2013	$2,000	$137
JPMorgan	3-Month LIBOR	Pay	4.135%	09/24/2013	5,000	463
UBS	3-Month LIBOR	Pay	3.343%	07/18/2010	14,000	405
UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	3,000	269
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	1,000	(130)

						$1,144

First American Funds 2008 Semiannual Report   23

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Government Bond Fund
DESCRIPTION	PAR	VALUE

U.S. Government & Agency Securities – 94.6%
U.S. Agency Debentures – 40.7%
Federal Farm Credit Bank
4.125%, 07/17/2009	$1,100	$1,122
4.500%, 10/05/2009	1,000	1,030
4.125%, 11/13/2009	1,560	1,603
4.750%, 05/07/2010	1,500	1,578
2.250%, 07/01/2010	1,365	1,392
5.250%, 09/13/2010	1,000	1,069
3.750%, 12/06/2010	1,575	1,650
5.750%, 01/18/2011	1,800	1,963
4.875%, 02/18/2011	1,600	1,720
3.000%, 03/03/2011	4,715	4,885
2.625%, 04/21/2011	1,500	1,543
3.875%, 08/25/2011	3,600	3,825
4.500%, 10/17/2012	1,565	1,692
Federal Home Loan Bank
0.750%, 03/30/2009 ¤	3,700	3,700
4.875%, 03/12/2010	870	912
2.750%, 06/18/2010	2,200	2,259
3.500%, 07/16/2010	1,400	1,444
3.375%, 08/13/2010	1,430	1,485
5.125%, 09/10/2010	900	961
4.375%, 09/17/2010	710	750
3.760%, 10/15/2010	3,000	3,022
4.375%, 10/22/2010	1,560	1,648
4.250%, 06/10/2011	1,500	1,606
4.625%, 10/10/2012	910	984
3.625%, 10/18/2013	2,055	2,162
5.375%, 05/18/2016	495	566
4.875%, 05/17/2017	2,685	3,035
5.000%, 11/17/2017	1,865	2,138
Tennessee Valley Authority
0.080%, 01/15/2010 ¤	1,135	1,127
5.625%, 01/18/2011	2,000	2,136
6.790%, 05/23/2012	3,175	3,645
6.000%, 03/15/2013	2,725	3,089

		61,741

U.S. Treasuries – 53.9%
U.S. Treasury Bonds
11.750%, 11/15/2014	1,575	1,717
8.750%, 05/15/2017	1,135	1,670
9.125%, 05/15/2018	405	626
9.000%, 11/15/2018	1,125	1,738
8.875%, 02/15/2019	1,355	2,083
8.125%, 08/15/2019	1,665	2,461
8.500%, 02/15/2020	1,250	1,904
8.750%, 08/15/2020	3,050	4,761
2.375%, 01/15/2025 ◄	63	62
U.S. Treasury Notes
1.500%, 10/31/2010	1,645	1,670
4.875%, 04/30/2011	2,130	2,335
5.125%, 06/30/2011	765	847
4.500%, 11/30/2011	2,045	2,252
4.000%, 11/15/2012	8,500	9,436
3.375%, 11/30/2012	1,065	1,161
3.625%, 12/31/2012	1,115	1,229
2.750%, 02/28/2013	1,000	1,068
1.875%, 07/15/2013 ◄	0	0
3.375%, 07/31/2013	11,770	12,856
4.750%, 05/15/2014	4,000	4,707
4.250%, 08/15/2014	10,220	11,747
7.500%, 11/15/2016	3,500	4,778
4.500%, 05/15/2017	1,730	2,030
4.250%, 11/15/2017	3,690	4,299
3.500%, 02/15/2018	3,575	3,957
3.750%, 11/15/2018	410	464

		81,858

Total U.S. Government & Agency Securities
(Cost $136,915)		143,599

Short-Term Investment – 6.6%
First American U.S. Treasury Money Market Fund, Class Z Å	9,943,223	9,943

(Cost $9,943)
Total Investments – 101.2%
(Cost $146,858)		153,542

Other Assets and Liabilities, Net – (1.2)%		(1,739)

Total Net Assets – 100.0%		$151,803

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2008.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2008 Semiannual Report

Intermediate Term Bond Fund
DESCRIPTION	PAR	VALUE

Corporate Bonds – 52.1%
Banking – 9.6%
Bank of America
5.750%, 12/01/2017	$4,015	$4,009
5.650%, 05/01/2018	1,745	1,755
8.000%, 12/29/2049 Δ	7,810	5,618
Citigroup
6.125%, 11/21/2017	4,590	4,638
8.400%, 04/29/2049 Δ	11,920	7,871
Citigroup Capital XXI
8.300%, 12/21/2057 Δ	1,475	1,138
Deutsche Bank AG London
4.875%, 05/20/2013	2,660	2,611
Fifth Third Bancorp
6.250%, 05/01/2013	3,745	3,473
Fifth Third Bank
Series BKNT
4.200%, 02/23/2010	1,250	1,203
JPMorgan Chase
5.150%, 10/01/2015	3,290	3,107
Series 1
7.900%, 04/29/2049 Δ	5,835	4,854
Keycorp
6.500%, 05/14/2013	1,000	922
National City Preferred Capital Trust I
12.000%, 12/29/2049 Δ	1,560	1,456
North Fork Bancorp
5.875%, 08/15/2012	3,130	2,492
Sovereign Bank
8.750%, 05/30/2018	2,040	2,015
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	1,170	639
Wachovia
5.750%, 06/15/2017	2,065	2,055
5.750%, 02/01/2018	560	561
7.980%, 02/28/2049 Δ	3,365	2,868
Wells Fargo
4.375%, 01/31/2013	4,050	3,966
5.625%, 12/11/2017	2,385	2,488
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	3,545	2,926
Wells Fargo Capital XV
9.750%, 12/29/2049 Δ	1,760	1,778

		64,443

Basic Industry – 2.3%
Arcelormittal
5.375%, 06/01/2013	7,835	5,909
Celulosa Arauco Constitucion
5.625%, 04/20/2015	2,000	1,886
E.I. Du Pont de Nemours
5.000%, 01/15/2013	1,315	1,327
Rio Tinto Financial
5.875%, 07/15/2013	3,300	2,629
Teck Cominco
5.375%, 10/01/2015	2,810	1,171
U.S. Steel
7.000%, 02/01/2018	1,750	1,193
Vale Overseas
6.250%, 01/11/2016	1,525	1,446

		15,561

Brokerage – 4.8%
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	1,165	448
Goldman Sachs Group
6.150%, 04/01/2018	11,900	11,435
Merrill Lynch
5.450%, 02/05/2013	2,950	2,836
6.050%, 05/16/2016	4,625	4,327
Series MTN
6.150%, 04/25/2013	1,860	1,843
Morgan Stanley
5.375%, 10/15/2015	6,550	5,638
Series MTN
6.625%, 04/01/2018	6,700	5,878

		32,405

Capital Goods – 0.8%
Caterpillar
7.900%, 12/15/2018	2,835	3,263
John Deere Capital
Series MTN
4.500%, 04/03/2013	1,990	1,905

		5,168

Communications – 5.9%
British Sky Broadcasting
6.100%, 02/15/2018 ■	2,980	2,447
British Telecom
5.950%, 01/15/2018	2,415	2,101
Comcast
6.300%, 11/15/2017	6,315	6,148
Deutsche Telekom
5.875%, 08/20/2013	10,155	10,044
Embarq
7.082%, 06/01/2016	1,170	901
Rogers Communications
6.800%, 08/15/2018	1,390	1,405
Time Warner Cable
8.250%, 02/14/2014	2,000	2,029
6.750%, 07/01/2018	2,025	1,950
Verizon Communications
5.250%, 04/15/2013 ▼	6,900	6,926
8.750%, 11/01/2018	3,270	3,836
Vodafone Group
5.625%, 02/27/2017	2,000	1,884

		39,671

Consumer Cyclical – 3.2%
American Honda Finance
Series MTN
4.625%, 04/02/2013 ■	3,660	3,409
Home Depot
5.875%, 12/16/2036	1,775	1,392
McDonald’s
Series MTN
5.350%, 03/01/2018	1,740	1,807
Quest Diagnostic
5.125%, 11/01/2010	3,490	3,388
Target
5.125%, 01/15/2013	6,025	5,949
Whirlpool
Series MTN
5.500%, 03/01/2013	3,510	2,777
Yum! Brands
8.875%, 04/15/2011	2,740	2,775

		21,497

Consumer Non Cyclical – 5.6%
Altria Group
9.700%, 11/10/2018	3,000	3,242

First American Funds 2008 Semiannual Report   25

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Cardinal Health
6.750%, 02/15/2011	$2,500	$2,488
Covidien International
5.450%, 10/15/2012	2,240	2,192
General Mills
5.700%, 02/15/2017	4,410	4,432
Glaxosmithkline Capital
4.850%, 05/15/2013	2,900	2,909
Kellogg
5.125%, 12/03/2012	3,315	3,314
Kraft Foods
6.750%, 02/19/2014	1,290	1,339
6.500%, 08/11/2017	3,800	3,820
Philip Morris
4.875%, 05/16/2013	5,000	5,014
Schering-Plough
5.550%, 12/01/2013	4,595	4,629
UnitedHealth Group
4.875%, 02/15/2013	2,965	2,768
6.000%, 02/15/2018	2,000	1,845

		37,992

Electric – 2.9%
MidAmerican Energy Holdings
5.875%, 10/01/2012	3,445	3,436
National Rural Utilities
10.375%, 11/01/2018	3,100	3,628
Ohio Power
Series K
6.000%, 06/01/2016	2,100	2,009
Oncor Electric Delivery
6.375%, 01/15/2015	3,140	3,008
PPL Energy Supply
6.300%, 07/15/2013	2,000	1,852
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ■ ▼	2,030	1,669
Virginia Electric Power
5.950%, 09/15/2017	3,780	3,805

		19,407

Energy – 2.6%
Canadian National Resources
5.900%, 02/01/2018	660	570
Marathon Oil
5.900%, 03/15/2018	1,420	1,186
Nexen
5.650%, 05/15/2017	4,180	3,499
Suncor Energy
6.100%, 06/01/2018	1,275	1,099
Tengizchevroil Finance
6.124%, 11/15/2014 ■	2,653	2,016
Weatherford International
5.950%, 06/15/2012	3,690	3,507
XTO Energy
4.625%, 06/15/2013 ▼	3,000	2,724
5.650%, 04/01/2016	3,295	3,023

		17,624

Finance – 4.4%
American Express Centurion
Series BKNT
5.550%, 10/17/2012	2,035	1,933
American Express Credit
Series C
7.300%, 08/20/2013	2,405	2,462
Capital One Financial
6.150%, 09/01/2016	1,775	1,249
CIT Group
5.650%, 02/13/2017	1,955	1,359
Countrywide Financial
6.250%, 05/15/2016	2,395	2,274
Credit Agricole
6.637%, 05/29/2049 Δ ■	1,635	732
General Electric Capital
4.800%, 05/01/2013	6,235	6,135
Series MTN
5.625%, 09/15/2017	3,955	3,979
International Lease Finance
6.375%, 03/25/2013	2,635	1,790
Janus Capital Group
6.700%, 06/15/2017	1,620	1,207
Rockies Express Pipeline
6.850%, 07/15/2018 ■	2,000	1,846
SLM
Series MTN
5.400%, 10/25/2011	2,270	1,717
Transcapitalinvest
5.670%, 03/05/2014 ■	4,125	2,672

		29,355

Industrial Other – 0.6%
Johnson Controls
5.250%, 01/15/2011	4,720	4,337

Insurance – 2.3%
Ace INA Holdings
5.700%, 02/15/2017	2,765	2,479
Allied World Assurance
7.500%, 08/01/2016	3,040	2,143
American International Group
8.250%, 08/15/2018 ■	3,000	2,196
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	3,055	2,220
Met Life Global Funding I
5.125%, 04/10/2013 ■	3,730	3,476
Pacific Life Global Funding
5.150%, 04/15/2013 ■	2,205	2,072
ZFS Finance USA Trust V
6.500%, 05/09/2037 Δ ■	1,530	627

		15,213

Natural Gas – 0.6%
Kinder Morgan Energy Partners
5.000%, 12/15/2013	4,560	3,976

Other Utility – 0.2%
American Water Capital
6.085%, 10/15/2017	1,420	1,237

Real Estate – 1.3%
Health Care – REIT
5.875%, 05/15/2015	3,775	2,606
Health Care Properties – REIT
Series MTN
6.300%, 09/15/2016	4,300	2,116
iStar Financial – REIT
5.650%, 09/15/2011	2,000	640
Prologis – REIT
5.500%, 04/01/2012	3,080	1,856
Prologis 2006 – REIT
5.750%, 04/01/2016	3,525	1,758

		8,976

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2008 Semiannual Report

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Sovereign – 0.2%
United Mexican States
5.625%, 01/15/2017 ▼	$1,400	$1,400

Technology – 2.3%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,141
Computer Sciences
6.500%, 03/15/2018 ■	3,490	3,006
Electronic Data Systems
7.125%, 10/15/2009	2,500	2,542
Jabil Circuit
5.875%, 07/15/2010	4,200	3,843
Motorola
8.000%, 11/01/2011	3,900	3,254
National Semiconductor
6.600%, 06/15/2017	2,930	2,074

		15,860

Transportation – 2.5%
AEP Texas Central
Series A-2
4.980%, 07/01/2013	9,695	9,594
Burlington Northern Santa Fe
5.650%, 05/01/2017	3,485	3,346
Erac USA Finance
6.375%, 10/15/2017 ■	1,445	1,003
Union Pacific
5.750%, 11/15/2017	3,320	3,148

		17,091

Total Corporate Bonds
(Cost $391,224)		351,213

Asset-Backed Securities – 26.2%
Automotive – 5.8%
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	3,576	3,564
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 ■	8,425	7,071
Honda Auto Receivables Owner Trust
Series 2005-5, Class A4
4.690%, 02/15/2011	7,613	7,602
Series 2005-6, Class A4
4.930%, 03/18/2011	6,843	6,807
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	6,582	6,552
Wachovia Auto Owner Trust
Series 2005-B, Class A4
4.840%, 04/20/2011	7,147	7,085

		38,681

Credit Cards – 4.2%
American Express Credit Account Master Trust
Series 2004-3, Class C
1.665%, 12/15/2011 Δ ■	720	654
American Express Issuance Trust
Series 2005-1, Class C
1.525%, 08/15/2011 Δ	1,930	1,168
Bank of America Credit Card Trust
Series 2006-C4, Class C4
1.425%, 11/15/2011 Δ	2,000	1,667
Series 2007-A8, Class A8
5.590%, 11/17/2014	5,865	5,489
Capital One Multi-Asset Execution Trust
Series 2008-3A, Class A3
5.050%, 02/15/2016	4,095	3,573
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,195	10,718
Discover Card Master Trust
Series 2007-C1, Class C1
1.515%, 01/15/2013 Δ	1,940	1,046
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,530	2,673
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
1.595%, 05/15/2014 Δ ■ ¥	1,920	1,425

		28,413

Equipment Leases – 0.8%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	5,450	5,414

Home Equity – 0.3%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 ¥	37	37
Contimortgage Home Equity Loan Trust
Series 1997-2, Class A9
7.900%, 04/15/2028 ¥	29	29
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	3,760	2,134
Saxon Asset Securities Trust
Series 2004-1, Class A
1.935%, 03/25/2035 Δ ¥	142	46

		2,246

Manufactured Housing – 0.8%
Green Tree Financial
Series 1996-9, Class A5
7.200%, 01/15/2028 ¥	117	117
Series 2008-MH1, Class A1
7.000%, 04/25/2038 Δ ■ ¥	2,060	1,880
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	3,762	3,646

		5,643

Other – 12.0%
Banc of America Commercial Mortgage
Series 2005-5, Class AM
5.176%, 10/10/2045 Δ	3,370	1,999
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
5.991%, 09/11/2042 Δ ■	1,470	216
Series 2007-PW15, Class A2
5.205%, 02/11/2044	3,605	2,811
Series 2007-PW18, Class AJ
6.210%, 06/11/2050 Δ	1,775	478
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.096%, 12/10/2049 Δ	2,145	572
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	2,340	1,941

First American Funds 2008 Semiannual Report   27

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	$5,040	$4,364
Series 2004-RS1, Class A
4.018%, 03/03/2041 ■ ¥	2,350	1,827
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 ■	7,390	6,975
Series 2006-1, Class C
5.707%, 02/15/2036 ■	4,420	3,315
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	2,514	2,393
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ	4,150	1,105
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.560%, 04/10/2038	11,945	10,450
Series 2006-GG8, Class A2
5.479%, 11/10/2039	20,495	17,045
Series 2007-GG10, Class A4
5.800%, 08/10/2045 Δ	5,490	3,984
Series 2006-RR2, Class A1
5.689%, 06/23/2046 ■ ¥	2,250	450
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 Δ	1,230	398
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.127%, 07/12/2038 Δ	1,455	449
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 Δ	630	208
Series 2005-HQ6, Class C
5.172%, 08/13/2042 Δ	590	186
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	5,610	5,316
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/2043	10,280	7,796
Series 2007-C34, Class A2
5.569%, 05/15/2046	7,210	5,543
Series 2007-C34, Class AJ
5.952%, 05/15/2046	2,375	626
Series 2007-C33, Class AJ
5.902%, 02/15/2051	2,315	614

		81,061

Utilities – 2.3%
Centerpoint Energy Transition
Series 2008-A, Class A1
4.192%, 02/01/2020	6,260	5,885
PG&E Energy Recovery Funding
Series 2005-1, Class A3
4.140%, 09/25/2012	9,615	9,628

		15,513

Total Asset-Backed Securities
(Cost $213,264)		176,971

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 7.9%
Adjustable Rate Δ – 3.3%
Countrywide Home Loans
Series 2006-HYB5, Class 3A1A
5.944%, 09/20/2036	6,222	3,215
CS First Boston Mortgage Securities
Series 2003-AR24, Class 2A4
4.814%, 10/25/2033	6,881	5,067
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
0.801%, 07/19/2047	5,410	2,271
Structured Mortgage Loan Trust
Series 2004-11, Class A
5.329%, 08/25/2034	293	250
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.451%, 10/25/2033	6,125	4,976
Series 2004-E, Class A5
3.662%, 05/25/2034	6,576	6,576

		22,355

Fixed Rate – 4.6%
Banc of America Mortgage Securities
Series 2003-6, Class 1A29
4.250%, 08/25/2033	3,823	3,639
Series 2005-5, Class 1A21
5.000%, 06/25/2035	7,898	7,331
BCAP LLC Trust
Series 2006-RR1, Class PB
5.000%, 11/25/2036	4,970	3,979
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	1,743	1,526
Series 2006-19CB, Class A15
6.000%, 08/25/2036	1,881	1,202
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	3,465	2,426
Salomon Brothers Mortgage Securities
Series 1986-1, Class A
6.000%, 12/25/2011 ¥	17	17
Washington Mutual Pass-Through Certificates
Series 2007-2, Class 3A1
5.500%, 04/25/2022	3,265	2,872
Wells Fargo Mortgage Backed Securities Trust
Series 2005-3, Class A9
5.500%, 05/25/2035	3,393	2,036
Series 2007-2, Class 1A8
5.750%, 03/25/2037	6,645	5,603
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ¥	29	29

		30,660

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities
(Cost $67,040)		53,015

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2008 Semiannual Report

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 3.1%
Fixed Rate – 3.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011	$4,465	$4,561
Series 2780, Class QC
4.500%, 03/15/2017	10,203	10,349
Series 2750, Class HE
5.000%, 02/15/2019	5,930	6,002
Series 1167, Class E
7.500%, 11/15/2021	20	20
Series 1286, Class A
6.000%, 05/15/2022	57	57
Federal National Mortgage Association
Series 1990-89, Class K
6.500%, 07/25/2020	14	15

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities
(Cost $20,306)		21,004

U.S. Government & Agency Securities – 2.9%
U.S. Agency Debentures – 2.2%
Federal Agricultural Mortgage Corporation
5.500%, 07/15/2011 ■ ▼	13,900	14,797

U.S. Treasury – 0.7%
U.S. Treasury Notes
4.000%, 08/15/2018 ▼	3,960	4,573

Total U.S. Government & Agency Securities
(Cost $17,881)		19,370

U.S. Government Agency Mortgage-Backed Securities – 2.2%
Adjustable Rate Δ – 1.5%
Federal Home Loan Mortgage Corporation Pool
5.307%, 01/01/2028, #786281	818	813
5.150%, 04/01/2029, #847190	1,221	1,221
5.451%, 10/01/2030, #847209	2,888	2,865
5.192%, 05/01/2031, #847161	929	921
5.341%, 09/01/2033, #847210	2,462	2,449
Federal National Mortgage Association Pool
5.303%, 09/01/2033, #725111	1,715	1,713

		9,982

Fixed Rate – 0.7%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	4,613	4,738

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $14,988)		14,720

Municipal Bond – 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016 ¥
(Cost $1,800)	1,800	$1,741

Preferred Stocks – 0.1%
Brokerage – 0.1%
Merrill Lynch	34,300	679

Sovereign – 0.0%
Fannie Mae	104,000	86

Total Preferred Stocks
(Cost $3,330)		765

Short-Term Investments – 4.6%
Money Market Fund – 4.1%
First American Prime Obligations Fund, Class Z Å	27,464,690	27,465

U.S Treasury Obligations – 0.5%
U.S. Treasury Bills ☐
0.300%, 01/22/2009	525	525
0.600%, 01/29/2009	70	70
0.109%, 04/09/2009	1,865	1,864
0.205%, 09/24/2009	825	824

		3,283

Total Short-Term Investments
(Cost $30,744)		30,748

Investment Purchased with Proceeds from Securities Lending – 3.5%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $23,782)	23,781,918	23,782

Total Investments – 102.8%
(Cost $784,359)		693,329

Other Assets and Liabilities, Net – (2.8)%		(19,195)

Total Net Assets – 100.0%		$674,134

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2008.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2008, the value of these investments was $72,571 or 10.8% of total net assets. See note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at December 31, 2008. Total loaned securities had a value of $22,721 at December 31, 2008. See note 2 in Notes to Financial Statements.

¥	Security considered illiquid. As of December 31, 2008, the value of these investments was $7,598 or 1.1% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of December 31, 2008. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

First American Funds 2008 Semiannual Report   29

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund (continued)

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

U.S. Treasury 2 Year Note Futures	March 2009	144	$31,401	$386
U.S. Treasury 5 Year Note Futures	March 2009	116	13,810	(91)
U.S. Treasury 10 Year Note Futures	March 2009	39	4,904	(66)
U.S. Treasury Long Bond Futures	March 2009	(91)	(12,562)	(1,850)

				$(1,621)

Credit Default Swap Agreements

Credit Default Swaps on Corporate Issues – Buy Protection1

Implied Credit
		Pay		Spread at
	Reference	Fixed	Expiration	December 31,	Notional	Unrealized
Counterparty	Entity	Rate	Date	2008[3]	Amount[4]	Appreciation

JPMorgan	Deutsche Bank AG	0.525%	09/20/2012	1.315%	800	$22

Credit Default Swaps on Credit Indices – Sell Protection2

					Unrealized
	Reference	Receive	Expiration	Notional	Appreciation
Counterparty	Index	Fixed Rate	Date	Amount[4]	(Depreciation)

Deutsche Bank	Dow Jones CDX IG11 Index	3.850%	12/20/2013	27,700	(180)
Deutsche Bank	Dow Jones CDX HVOL11 Index	1.500%	12/20/2013	$21,800	$179
JPMorgan	Dow Jones CDX IG11 Index	1.500%	12/20/2013	14,700	(116)
UBS	Dow Jones CDX IG11 Index	1.500%	12/20/2013	5,100	(41)
UBS	Markit ABX AAA071 Index	0.090%	08/25/2037	4,700	(345)

					$(503)

[1]	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[3]	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Intermediate Term Bond Fund (concluded)

[4]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Pay	4.135%	09/24/2013	$13,000	$1,204
JPMorgan	3-Month LIBOR	Pay	3.612%	09/19/2013	6,000	412
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	4,000	(520)
UBS	3-Month LIBOR	Pay	3.343%	07/18/2010	40,000	1,157
UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	8,000	718

						$2,971

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2008 Semiannual Report

Short Term Bond Fund
DESCRIPTION	PAR	VALUE

Asset Backed Securities – 36.1%
Automotive – 6.9%
Bank of America Auto Trust
Series 2008-1A, Class A3A
4.970%, 09/20/2012 ■	$4,000	$3,831
DaimlerChrysler Auto Trust
Series 2006-C, Class A3
5.200%, 07/08/2010	1,706	1,697
Hertz Vehicle Financing
Series 2005-2A, Class A2
4.930%, 02/25/2010 ■	1,820	1,808
Honda Auto Receivables Owner Trust
Series 2007-3, Class A2
5.290%, 01/15/2010	1,001	1,002
Series 2005-5, Class A4
4.690%, 02/15/2011	100	100
JPMorgan Auto Receivables Trust
Series 2007-A, Class A3
5.190%, 02/15/2011 ■	3,176	3,148
Nissan Auto Lease Trust
Series 2006-A, Class A3
5.110%, 03/15/2010	2,339	2,337
Nissan Auto Receivables Owner Trust
Series 2006-B, Class A3
5.160%, 02/15/2010	675	674
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	4,504	4,483
Wachovia Auto Loan Owner Trust
Series 2006-2A, Class A3
5.230%, 08/20/2011 ■	152	150
World Omni Auto Receivables Trust
Series 2007-B, Class A3A
5.280%, 01/17/2012	1,910	1,887

		21,117

Credit Cards – 8.9%
American Express Credit Account Master Trust
Series 2004-3, Class C
1.665%, 12/15/2011 ■ Δ	300	272
American Express Issuance Trust
Series 2005-1, Class C
1.525%, 08/15/2011 Δ	905	547
Bank of America Credit Card Trust
Series 2006-C4, Class C4
1.425%, 11/15/2011 Δ	750	625
Bank One Issuance Trust
Series 2004-B2, Class B2
4.370%, 04/15/2012	1,200	1,148
Capital One Multi-Asset Execution Trust
Series 2008-A1, Class A
1.945%, 11/15/2012 Δ	1,265	1,201
Series 2005-A3, Class A3
4.050%, 03/15/2013	5,241	5,057
Series 2008-3A, Class A3
5.050%, 02/15/2016	2,000	1,745
Chase Issuance Trust
Series 2008-A7, Class A7
1.845%, 11/15/2011 Δ	220	211
Citibank Credit Card Issuance Trust
Series 2006-A2, Class A2
4.850%, 02/10/2011	3,557	3,555
Series 2006-A4, Class A4
5.450%, 05/10/2013	5,245	5,022
Discover Card Master Trust
Series 2007-C1, Class C1
1.515%, 01/15/2013 Δ	885	477
Household Credit Card Master Note Trust I
Series 2006-1, Class A
5.100%, 06/15/2012	4,950	4,832
MBNA Credit Card Master Note Trust
Series 2005-A6, Class A6
4.500%, 01/15/2013	1,500	1,446
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
1.595%, 05/15/2014 ■ Δ ¥	1,855	1,377

		27,515

Equipment Leases – 1.0%
Caterpillar Financial Asset Trust
Series 2006-A, Class A3
5.570%, 05/25/2010	71	71
Series 2007-A, Class A3A
5.340%, 06/25/2012	2,550	2,533
CNH Equipment Trust
Series 2006-B, Class A3
5.200%, 06/15/2010	365	365

		2,969

Home Equity – 1.0%
Citicorp Residential Mortgage Securities Trust
Series 2006-1, Class A1
5.956%, 07/25/2036	229	226
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	2,133	1,211
Equivantage Home Equity Loan Trust
Series 1996-1, Class A
6.550%, 10/25/2025 ¥	41	35
Series 1996-4, Class A
7.250%, 01/25/2028 ¥	213	180
IMC Home Equity Loan Trust
Series 1998-3, Class A7
6.720%, 08/20/2029 ¥	1,476	1,471

		3,123

Manufactured Housing – 1.6%
Green Tree Financial
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■ ¥	885	807
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	1,118	1,084
Series 2005-B, Class A2
5.247%, 12/15/2018	3,290	3,129

		5,020

Other – 13.7%
Banc of America Commercial Mortgage
Series 2004-4, Class A2
4.041%, 07/10/2042	2,015	2,005
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A1
5.920%, 10/15/2036	1,429	1,414
Series 2007-PW18, Class AJ
6.210%, 06/11/2050 Δ	730	197
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	1,385	1,149

First American Funds 2008 Semiannual Report   31

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Short Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Commercial Mortgage Pass-Through Certificates
Series 2004-RS1, Class A
4.018%, 03/03/2041 ■ ¥	$1,242	$966
GE Capital Commercial Mortgage Corporation
Series 2001-2, Class A2
5.850%, 08/11/2033	2,894	2,850
Series 2001-3, Class A2
6.070%, 06/10/2038	3,250	3,038
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 ■	6,380	6,022
Series 2006-1, Class C
5.707%, 02/15/2036 ■	2,750	2,063
GMAC Commercial Mortgage Securities
Series 2004-C1, Class A2
4.100%, 03/10/2038	4,000	3,906
Greenwich Capital Commercial Funding
Series 2005-GG5, Class A2
5.117%, 04/10/2037	12,390	11,246
GS Mortgage Securities II
Series 2004-C1, Class A1
3.659%, 10/10/2028	405	404
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB3, Class A2
6.044%, 11/15/2035	2,585	2,544
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	148	147
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	4,555	4,316

		42,267

Utilities – 3.0%
Centerpoint Energy
Series 2005-A, Class A2
4.970%, 08/01/2014	3,325	3,261
Oncor Electric Delivery Transition Bond Company
Series 2003-1, Class A2
4.030%, 02/15/2012	1,669	1,671
Peco Energy Transition Trust
Series 2001-A, Class A1
6.520%, 12/31/2010	2,240	2,257
PG&E Energy Recovery Funding
Series 2005-1, Class A2
3.870%, 06/25/2011	729	730
PSE&G Transition Funding
Series 2001-1, Class A6
6.610%, 06/15/2015	1,190	1,214

		9,133

Total Asset Backed Securities
(Cost $119,857)		111,144

Corporate Bonds – 24.8%
Banking – 8.1%
Bank of America
7.800%, 02/15/2010	2,500	2,561
Series MTN
3.125%, 06/15/2012	1,500	1,559
Bank One
7.875%, 08/01/2010	2,700	2,830
Citigroup
4.125%, 02/22/2010	2,000	1,971
2.875%, 12/09/2011 ▼	1,500	1,547
Credit Suisse
4.875%, 08/15/2010	1,500	1,500
Fifth Third Bank
Series BKNT
4.200%, 02/23/2010	1,000	962
First Union National Bank
7.800%, 08/18/2010	1,000	992
HSBC Finance
6.750%, 05/15/2011	2,345	2,335
JPMorgan Chase
3.125%, 12/01/2011 ▼	1,500	1,558
Key Bank
3.200%, 06/15/2012	1,500	1,558
M&I Bank
Series BKNT
4.400%, 03/15/2010	1,000	940
National City Bank
Series MTN
4.500%, 03/15/2010	1,000	963
Union Planters
4.375%, 12/01/2010 ▼	1,000	939
Wells Fargo
4.625%, 08/09/2010	2,750	2,763

		24,978

Basic Industry – 0.2%
Georgia-Pacific
8.125%, 05/15/2011	500	470
Vedanta Resources
9.500%, 07/18/2018 ■	495	258

		728

Brokerage – 2.0%
Goldman Sachs Group
6.875%, 01/15/2011	3,000	3,022
Merrill Lynch
5.450%, 02/05/2013	1,250	1,201
Morgan Stanley
4.000%, 01/15/2010	2,000	1,942

		6,165

Communications – 2.7%
AT&T
7.300%, 11/15/2011	1,500	1,559
Comcast Cable Communications
6.875%, 06/15/2009	2,305	2,316
DirecTV Holdings
7.625%, 05/15/2016	360	349
Time Warner Cable
5.400%, 07/02/2012	1,250	1,167
Verizon New England
6.500%, 09/15/2011	1,500	1,489
Vodafone Airtouch
7.750%, 02/15/2010	1,500	1,533

		8,413

Consumer Cyclical – 1.6%
Harrah’s Operating Company
10.000%, 12/15/2015 ■	2,000	840
MGM Mirage
6.625%, 07/15/2015	715	436
Quest Diagnostic
5.125%, 11/01/2010	1,990	1,932
Royal Caribbean Cruises
7.000%, 06/15/2013	515	294

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2008 Semiannual Report

Short Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Yum! Brands
8.875%, 04/15/2011	$1,260	$1,276

		4,778

Consumer Non Cyclical – 2.9%
Cardinal Health
6.750%, 02/15/2011	1,250	1,244
Constellation Brands
7.250%, 05/15/2017	390	369
Covidien International
5.150%, 10/15/2010	3,000	2,991
Kraft Foods
5.625%, 11/01/2011	1,500	1,533
Smithfield Foods
7.000%, 08/01/2011	320	227
UnitedHealth Group
3.750%, 02/10/2009	2,500	2,500

		8,864

Electric – 1.1%
Arizona Public Service
6.375%, 10/15/2011	2,000	1,883
MidAmerican Energy Holdings
5.875%, 10/01/2012	1,555	1,551

		3,434

Finance – 2.5%
American Express Travel
5.250%, 11/21/2011 ■	2,450	2,335
Ameriprise Financial
5.350%, 11/15/2010	1,000	901
CIT Group
5.650%, 02/13/2017	100	70
Countrywide Financial
Series MTNA
4.500%, 06/15/2010	2,000	1,965
ILFC E-Capital Trust I
5.900%, 12/21/2065 ■ Δ	1,000	320
International Lease Finance
5.000%, 04/15/2010 ▼	2,525	2,049

		7,640

Insurance – 0.8%
Allstate Life Global Funding
Series MTN
4.250%, 02/26/2010 ▼	2,500	2,469

Natural Gas – 0.5%
Consolidated Natural Gas
Series C
6.250%, 11/01/2011	1,575	1,583

Real Estate – 0.2%
iStar Financial – REIT
6.000%, 12/15/2010	1,500	630

Technology – 2.1%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,141
Electronic Data Systems
7.125%, 10/15/2009	2,000	2,033
First Data
9.875%, 09/24/2015	115	70
Jabil Circuit
5.875%, 07/15/2010	2,295	2,100
Motorola
8.000%, 11/01/2011	1,200	1,001
NXP BV/NXP Funding
9.500%, 10/15/2015	70	13

		6,358

Transportation – 0.1%
Hertz
8.875%, 01/01/2014	345	212

Total Corporate Bonds
(Cost $81,888)		76,252

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 16.9%
Adjustable Rate Δ – 9.9%
Banc of America Mortgage Securities
Series 2004-F, Class 2A6
4.191%, 07/25/2034	3,000	2,910
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	2,736	1,999
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
0.703%, 12/20/2046	4,563	1,979
Countrywide Home Loans
Series 2004-2, Class 2A1
5.266%, 02/25/2034	551	429
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
5.102%, 01/25/2035	2,000	1,317
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.821%, 03/19/2036	4,715	2,006
Series 2007-4, Class 2A1
0.801%, 07/19/2047	2,573	1,080
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.347%, 03/25/2035	674	313
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
4.983%, 02/25/2034	1,565	1,189
Series 2006-A7, Class 3A4
5.941%, 01/25/2037	734	197
Sequoia Mortgage Trust
Series 2007-1, Class 2A1
5.834%, 02/20/2047	970	533
Structured Mortgage Loan Trust
Series 2004-11, Class A
5.593%, 08/25/2034	231	197
Washington Mutual
Series 2004-AR7, Class A6
3.963%, 07/25/2034	5,000	4,901
Series 2007-HY2, Class 3A2
5.910%, 09/25/2036	819	246
Wells Fargo Mortgage Backed Securities Trust
Series 2004-E, Class A5
3.662%, 05/25/2034	4,283	4,283
Series 2005-AR10, Class 2A5
4.226%, 06/25/2035	1,096	1,031
Series 2006-AR10, Class 5A2
5.607%, 07/25/2036	3,252	2,626
Series 2006-AR14, Class 2A3
6.132%, 10/25/2036	5,453	3,327

		30,563

First American Funds 2008 Semiannual Report   33

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Short Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Fixed Rate – 7.0%
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	$1,963	$1,732
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,252	1,439
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	2,438	1,707
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	228	222
GMAC Commercial Mortgage Securities
Series 2003-C2, Class A2
5.446%, 05/10/2040	3,500	3,146
GS Commercial Mortgage
Series 2007-GG10
5.690%, 08/10/2045	1,245	1,115
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A3
6.429%, 04/15/2035	7,905	7,688
Master Alternative Loans Trust
Series 2004-13, Class 10A1
8.000%, 01/25/2035	692	580
Residential Accredit Loans
Series 2006-QS4, Class A9
6.000%, 04/25/2036	2,792	1,650
Wells Fargo Mortgage Backed Securities Trust
Series 2007-2, Class 1A8
5.750%, 03/25/2037	2,509	2,115

		21,394

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities
(Cost $63,784)		51,957

U.S. Government Agency Mortgage-Backed Securities – 7.7%
Adjustable Rate Δ – 5.7%
Federal Home Loan Mortgage Corporation Pool
7.250%, 12/01/2026, #756591	541	540
5.434%, 01/01/2029, #846946	450	447
5.098%, 10/01/2029, #786853	278	276
6.038%, 04/01/2030, #972055	331	340
5.563%, 05/01/2030, #847014	291	291
4.912%, 06/01/2031, #847367	194	191
4.901%, 08/01/2032, #847331	1,781	1,751
7.078%, 09/01/2032, #847652	1,472	1,464
5.308%, 10/01/2032, #847063	236	234
4.432%, 05/01/2033, #780456	1,060	1,045
Federal National Mortgage Association Pool
5.116%, 11/01/2025, #433988	643	636
5.287%, 10/01/2030, #847241	1,807	1,793
5.650%, 06/01/2031, #625338	357	360
5.230%, 12/01/2031, #535363	1,548	1,628
5.159%, 03/01/2032, #545791	53	53
5.165%, 05/01/2032, #634948	145	143
5.357%, 05/01/2032, #545717	377	376
4.840%, 10/01/2032, #661645	109	109
4.685%, 12/01/2032, #671884	356	358
5.377%, 04/01/2034, #775389	220	221
4.258%, 07/01/2034, #795242	3,349	3,392
5.544%, 08/01/2036, #555369	283	279
Government National Mortgage Association Pool
4.625%, 08/20/2021, #008824	160	159
4.625%, 07/20/2022, #008006	215	212
4.625%, 09/20/2025, #008699	116	114
5.375%, 04/20/2026, #008847	94	94
4.625%, 08/20/2027, #080106	33	32
5.375%, 01/20/2028, #080154	52	51
5.375%, 05/20/2029, #080283	172	172
4.875%, 11/20/2030, #80469	230	227
5.375%, 04/20/2031, #080507	103	102
4.625%, 08/20/2031, #80535	338	330
5.500%, 02/20/2032, #080580	85	85

		17,505

Fixed Rate – 2.0%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	2,563	2,633
Federal National Mortgage Association Pool
5.500%, 05/01/2012, #254340	552	568
5.000%, 03/01/2013, #254682	376	387
4.000%, 12/01/2013, #255039	2,751	2,790

		6,378

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $24,089)		23,883

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities - 4.1%
Fixed Rate – 4.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011	3,263	3,334
Series 2780, Class QC
4.500%, 03/15/2017	5,000	5,072
Series 1022, Class J
6.000%, 12/15/2020	31	31
Series 2738, Class UA
3.570%, 12/15/2023	1,024	1,024
Series 2589, Class GK
4.000%, 03/15/2026	394	394
Federal National Mortgage Association
Series 1992-150, Class MA
5.500%, 09/25/2022	82	85
Series 2004-90, Class GA
4.350%, 03/25/2034	2,830	2,844

Total Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities
(Cost $12,400)		12,784

U.S. Government & Agency Securities – 3.7%
U.S. Agency Debentures – 1.2%
Federal Home Loan Bank
2.750%, 06/18/2010 ▼	3,565	3,661

U.S. Treasuries – 2.5%
U.S. Treasury Notes
4.875%, 04/30/2011 ▼	3,075	3,371

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2008 Semiannual Report

Short Term Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

4.625%, 10/31/2011 ▼	$1,235	$1,363
4.125%, 08/31/2012 ▼	2,795	3,091

		7,825

Total U.S. Government & Agency Securities
(Cost $11,054)		11,486

Short Term Investments – 7.0%
Money Market Fund – 5.8%
First American Prime Obligations Fund, Class Z Å	17,994,271	17,994

U.S Treasury Obligations – 1.2%
U.S. Treasury Bills ☐
0.401%, 01/22/2009	$590	590
0.557%, 01/29/2009	120	120
0.114%, 04/02/2009	360	360
0.109%, 04/09/2009	1,145	1,145
0.205%, 09/24/2009	1,315	1,313

		3,528

Total Short Term Investments
(Cost $21,514)		21,522

Investment Purchased with Proceeds from Securities Lending – 4.5%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $13,886)	13,886,154	13,886

Total Investments – 104.8%
(Cost $348,472)		322,914

Other Assets and Liabilities, Net – (4.8)%		(14,864)

Total Net Assets – 100.0%		$308,050

■	Security purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2008, the value of these investments was $25,904 or 8.4% of total net assets. See note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2008.

¥	Security considered illiquid. As of December 31, 2008 the value of these investments was $4,836 or 1.6% of total net assets. See note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at December 31, 2008. Total loaned securities had a value of $13,578 at December 31, 2008. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of December 31, 2008. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan ) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust
Short Term Bond Fund (continued)

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Canadian Dollar Currency Futures	6	$493	March 2009	$3
Euro Bund Futures	14	2,429	March 2009	24
Euro Currency Futures	8	1,392	March 2009	64
Japanese Yen Currency Futures	3	414	March 2009	(11)
U.S. Treasury 2 Year Note Futures	323	70,434	March 2009	1,009
U.S. Treasury 5 Year Note Futures	(25)	(2,976)	March 2009	(119)
U.S. Treasury 10 Year Note Futures	5	629	March 2009	(9)
U.S. Treasury Long Bond Futures	(28)	(3,865)	March 2009	(556)

				$405

Credit Default Swap Agreements

Credit Default Swaps on Corporate Issues – Buy Protection1

Implied Credit
		Pay		Spread at
	Reference	Fixed	Expiration	December 31,	Notional	Unrealized
Counterparty	Entity	Rate	Date	2008[3]	Amount[4]	Appreciation

JPMorgan	Deutsche Bank AG	0.525%	09/20/2012	1.315%	$700	$20

Credit Default Swaps on Credit Indices – Buy Protection1

		Pay
	Reference	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Date	Amount[4]	(Depreciation)

JPMorgan	Dow Jones CDX HY11 Index	5.000%	12/20/2013	$1,100	$(93)

Credit Default Swaps on Credit Indices – Sell Protection2

					Unrealized
	Reference	Receive	Expiration	Notional	Appreciation
Counterparty	Index	Fixed Rate	Date	Amount[4]	(Depreciation)

Deutsche Bank	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	$11,000	$(72)
Deutsche Bank	Dow Jones CDX ID11 Index	1.500%	12/20/2013	5,000	83
JPMorgan	Dow Jones CDX IG7 Index	0.250%	12/20/2009	24,400	(818)
JPMorgan	Dow Jones iTRAXX Asia ex- Japan Index	6.500%	06/20/2013	600	(122)
UBS	Dow Jones CDX IG11 Index	1.500%	12/20/2013	8,350	(62)
UBS	Dow Jones iTRAXX Asia ex- Japan Index	0.650%	06/20/2013	2,300	(519)

First American Funds 2008 Semiannual Report   35

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Short Term Bond Fund (concluded)

					Unrealized
	Reference	Receive	Expiration	Notional	Appreciation
Counterparty	Index	Fixed Rate	Date	Amount[4]	(Depreciation)

UBS	Dow Jones iTRAXX Asia ex- Japan Index	5.000%	12/20/2013	400	(1)
UBS	Markit ABX AAAO71 Index	0.090%	08/25/2037	1,900	(140)

					$(1,651)

[1]	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[3]	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity.

[4]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Pay	3.612%	09/19/2013	$3,000	$206
UBS	3-Month LIBOR	Pay	3.343%	07/18/2010	16,000	463
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	2,000	(260)

						$409

Total Return Bond Fund
DESCRIPTION	PAR	VALUE

Corporate Bonds – 53.7%
Banking – 15.8%
Bank of America
5.750%, 12/01/2017	$5,460	$5,451
5.650%, 05/01/2018	2,110	2,123
8.000%, 12/29/2049 Δ	15,355	11,045
Citigroup
6.125%, 11/21/2017	2,360	2,385
6.875%, 03/05/2038	2,550	2,902
8.400%, 04/29/2049 Δ	13,240	8,742
Citigroup Capital XXI
8.300%, 12/21/2057 Δ	7,520	5,800
Fifth Third Bancorp
6.250%, 05/01/2013 ▼	4,105	3,807
HSBC Holdings
6.800%, 06/01/2038	4,520	4,776
JPMorgan Chase
Series 1
7.900%, 04/29/2049 Δ	15,535	12,922
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036	8,390	7,092
Key Bank
7.413%, 05/06/2015	1,485	1,275
Keycorp
6.500%, 05/14/2013	450	415
Lloyds
6.267%, 12/31/2049 ■ Δ	3,260	1,201
National City Preferred Capital Trust I
12.000%, 12/29/2049 Δ	2,060	1,922
PNC Financial Services
8.250%, 05/29/2049 Δ	3,510	2,828
Sovereign Bank
8.750%, 05/30/2018	2,350	2,322
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	4,265	2,329
Wachovia
5.750%, 06/15/2017	2,775	2,762
5.750%, 02/01/2018 ▼	4,660	4,669
7.980%, 02/28/2049 Δ	8,585	7,318
Wells Fargo Bank
5.950%, 08/26/2036	2,190	2,271
Wells Fargo Capital X
5.950%, 12/15/2036	945	810
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	13,650	11,266

		108,433

Basic Industry – 3.8%
Arcelormittal
5.375%, 06/01/2013	4,645	3,503
6.125%, 06/01/2018	4,155	2,845
Berry Plastics
9.503%, 02/15/2015 Δ	1,750	1,207
Braskem Finance
7.250%, 06/05/2018 ■ Æ	3,380	2,400
Celulosa Arauco Y Constitucion
8.625%, 08/15/2010	1,500	1,558
Evraz Group
8.250%, 11/10/2015 ■ Æ	1,425	713
9.500%, 04/24/2018 ■ Æ	1,845	923
FMG Finance
10.000%, 09/01/2013 ■ Æ	1,185	699
Freeport-McMoran Copper & Gold
8.375%, 04/01/2017	1,745	1,431

The accompanying notes are an integral part of the financial statements.

36   First American Funds 2008 Semiannual Report

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Georgia-Pacific
7.125%, 01/15/2017 ■	$1,200	$1,008
Griffin Coal Mining
9.500%, 12/01/2016 ■ Æ	1,100	369
International Paper
8.700%, 06/15/2038	1,545	1,080
Noble Group Limited
6.625%, 03/17/2015 ■ Æ	1,665	949
Nova Chemicals
6.500%, 01/15/2012 Æ	1,600	664
Rio Tinto Financial U.S.A.
6.500%, 07/15/2018	2,325	1,705
Southern Copper
7.500%, 07/27/2035	1,265	946
Teck Cominco Limited
6.125%, 10/01/2035	1,575	645
U.S. Steel
7.000%, 02/01/2018	2,250	1,533
Vale Overseas
6.250%, 01/11/2016	1,020	967
Vedanta Resources
9.500%, 07/18/2018 ■ Æ	1,705	887

		26,032

Brokerage – 6.3%
Bear Stearns
7.250%, 02/01/2018	4,385	4,805
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	8,975	3,450
Goldman Sachs Group
6.150%, 04/01/2018	8,140	7,822
6.750%, 10/01/2037	6,085	4,940
Merrill Lynch
5.450%, 02/05/2013	3,490	3,355
6.050%, 05/16/2016	6,235	5,833
Morgan Stanley
5.375%, 10/15/2015	3,895	3,353
Series MTN
6.625%, 04/01/2018	11,245	9,865

		43,423

Capital Goods – 0.9%
Caterpillar
8.250%, 12/15/2038	1,795	2,212
Martin Marietta Material
6.600%, 04/15/2018	850	633
Siemens Financiering
6.125%, 08/17/2026 ■	1,350	1,313
USG
8.000%, 01/15/2018	3,450	2,182

		6,340

Communications – 6.3%
AT&T
6.300%, 01/15/2038	1,290	1,364
6.400%, 05/15/2038 ▼	3,300	3,535
British Sky Broadcasting
6.100%, 02/15/2018 ■	3,700	3,038
British Telecom
5.950%, 01/15/2018	3,550	3,088
Comcast
6.300%, 11/15/2017	2,235	2,176
6.400%, 05/15/2038 ▼	1,630	1,626
Deutsche Telekom
6.750%, 08/20/2018 ▼	1,835	1,861
8.250%, 06/15/2030 ▼	2,235	2,756
DirecTV Holdings
7.625%, 05/15/2016	1,265	1,227
Embarq
7.082%, 06/01/2016	1,545	1,190
News America
6.650%, 11/15/2037 ▼	4,800	4,751
Rogers Communications
6.800%, 08/15/2018	1,870	1,889
Telefonica Emisiones
7.045%, 06/20/2036	2,475	2,701
Time Warner Cable
8.750%, 02/14/2019	2,000	2,175
7.300%, 07/01/2038 ▼	3,235	3,361
Verizon Communications
6.900%, 04/15/2038	3,620	4,073
Vimpelcom
8.250%, 05/23/2016 ■ Æ	550	297
Vodafone Group
6.150%, 02/27/2037	2,470	2,441

		43,549

Consumer Cyclical – 2.3%
CVS Caremark
6.302%, 06/01/2037 Δ	2,660	1,357
Galaxy Entertainment
9.875%, 12/15/2012 ■ Æ ¥	575	253
Home Depot
5.875%, 12/16/2036	1,540	1,207
Lippo Karawaci Finance
8.875%, 03/09/2011 Æ	1,075	667
Marfrig Overseas
9.625%, 11/16/2016 ■ Æ	1,260	743
Rite Aid
7.500%, 03/01/2017	595	387
Royal Caribbean Cruises
7.000%, 06/15/2013 Æ	1,735	989
Shimao Property Holdings
8.000%, 12/01/2016 ■ Æ ¥	620	267
Target
7.000%, 01/15/2038	3,875	3,591
Viacom
6.875%, 04/30/2036	1,975	1,561
Wal-Mart Stores
6.200%, 04/15/2038	2,205	2,524
Whirlpool
Series MTN
5.500%, 03/01/2013	3,165	2,504

		16,050

Consumer Non Cyclical – 2.2%
Altria Group
9.950%, 11/10/2038	2,625	2,858
Constellation Brands
7.250%, 05/15/2017	2,000	1,890
Fisher Scientific International
6.750%, 08/15/2014	785	742
HCA
9.250%, 11/15/2016	1,215	1,115
Kraft Foods
6.500%, 08/11/2017	5,100	5,126
Smithfield Foods
7.000%, 08/01/2011	2,200	1,562
UnitedHealth Group
6.875%, 02/15/2038	1,970	1,725

First American Funds 2008 Semiannual Report   37

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Vitro
9.125%, 02/01/2017	$300	$90

		15,108

Electric – 2.6%
Dynegy Holdings
7.750%, 06/01/2019	1,190	821
Energy Future Holdings
10.875%, 11/01/2017 ■	2,480	1,761
ISA Capital Brasil
8.800%, 01/30/2017 ▼ ■ Æ	2,150	1,892
MidAmerican Energy Holdings
6.125%, 04/01/2036	2,630	2,446
Ohio Power
Series K
6.000%, 06/01/2016	1,685	1,612
Oncor Electric Delivery
7.000%, 05/01/2032	2,210	1,991
Pacific Gas & Electric
6.050%, 03/01/2034	1,590	1,689
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ▼ ■	2,455	2,018
Transalta
6.650%, 05/15/2018	2,305	2,047
Virginia Electric Power
5.950%, 09/15/2017	1,550	1,560

		17,837

Energy – 2.7%
Canadian National Resources
5.900%, 02/01/2018	1,370	1,184
Encana
6.500%, 02/01/2038	1,495	1,203
Lukoil International Finance
6.356%, 06/07/2017 ■	670	419
6.656%, 06/07/2022 ■	2,585	1,499
Marathon Oil
5.900%, 03/15/2018	1,175	981
Mariner Energy
7.500%, 04/15/2013	1,530	979
Nexen
6.400%, 05/15/2037	2,240	1,753
Petro-Canada
6.800%, 05/15/2038	4,070	3,071
Pioneer Natural Resource
6.650%, 03/15/2017	1,620	1,156
Suncor Energy
6.100%, 06/01/2018	1,700	1,465
Tengizchevroil Finance
6.124%, 11/15/2014 ■	1,072	815
Tesoro
6.625%, 11/01/2015	1,315	763
Weatherford International
7.000%, 03/15/2038	1,260	967
Whiting Petroleum
7.000%, 02/01/2014	1,650	1,163
XTO Energy
6.375%, 06/15/2038	1,640	1,443

		18,861

Finance – 3.7%
American Express Credit
Series C
7.300%, 08/20/2013	3,245	3,322
Capital One Financial
6.150%, 09/01/2016	2,265	1,594
CIT Group
5.650%, 02/13/2017	1,735	1,207
Countrywide Financial
6.250%, 05/15/2016	2,885	2,739
Credit Agricole
6.637%, 05/29/2049 ■ Δ	2,190	981
General Electric Capital
5.625%, 05/01/2018	3,825	3,853
Series MTN
5.875%, 01/14/2038 ▼	1,400	1,370
ILFC E-Capital Trust I
5.900%, 12/21/2065 ■ Δ	2,815	902
International Lease Finance
6.375%, 03/25/2013	2,615	1,776
Janus Capital Group
6.700%, 06/15/2017	1,700	1,267
Rockies Express Pipeline
7.500%, 07/15/2038 ■	1,760	1,540
RSHB Capital
7.750%, 05/29/2018 ■	2,120	1,367
SLM
Series MTN
5.400%, 10/25/2011	1,935	1,464
Transcapitalinvest
5.670%, 03/05/2014 ■	3,490	2,260

		25,642

Insurance – 2.6%
Allied World Assurance
7.500%, 08/01/2016	3,070	2,164
American International Group
8.175%, 05/15/2058 ■ Δ	5,405	2,103
Chubb
5.750%, 05/15/2018	4,440	4,263
Genworth Financial
Series MTN
6.515%, 05/22/2018	2,640	915
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	3,275	2,380
Liberty Mutual Group
7.000%, 03/15/2037 ■ Δ	1,705	813
MetLife Capital Trust IV
7.875%, 12/15/2037 ■	2,220	1,393
Prudential Financial
5.500%, 03/15/2016	1,650	1,330
ZFS Finance USA Trust V
6.500%, 05/09/2037 ■ Δ	5,495	2,253

		17,614

Natural Gas – 0.6%
Enterprise Products
8.375%, 08/01/2066	860	473
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	1,920	1,553
NGPL Pipeco
7.119%, 12/15/2017 ■	1,585	1,427
Southern Union
7.200%, 11/01/2066	545	188
Transport De Gas Del Sur
7.875%, 05/14/2017 ■ Æ	1,250	650

		4,291

The accompanying notes are an integral part of the financial statements.

38   First American Funds 2008 Semiannual Report

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Other Utility – 0.2%
American Water Capital
6.085%, 10/15/2017	$1,730	$1,507

Real Estate – 0.9%
Agile Property Holdings – REIT
9.000%, 09/22/2013 ▼ ■ Æ	1,715	943
Greentown China Holdings – REIT
9.000%, 11/08/2013 ■ Æ ¥	1,685	590
Health Care Properties – REIT
Series MTN
6.300%, 09/15/2016	5,200	2,559
iStar Financial – REIT
8.625%, 06/01/2013	1,950	605
Prologis 2006 – REIT
5.750%, 04/01/2016	3,395	1,693

		6,390

Technology – 1.9%
Amkor Technologies
9.250%, 06/01/2016	1,195	693
Celestica
7.875%, 07/01/2011 Æ	2,040	1,856
Chartered Semiconductor
6.375%, 08/03/2015 Æ	590	394
Computer Sciences
6.500%, 03/15/2018 ■	2,485	2,141
First Data
9.875%, 09/24/2015	275	166
Jabil Circuit
5.875%, 07/15/2010	3,035	2,777
LG Electronics
5.000%, 06/17/2010 ■ ¥	785	697
National Semiconductor
6.600%, 06/15/2017	3,245	2,297
NXP BV/NXP Funding
9.500%, 10/15/2015 Æ	1,005	191
Seagate Technology
6.375%, 10/01/2011 Æ	2,010	1,387
Spansion
5.345%, 06/01/2013 ■	500	90

		12,689

Transportation – 0.9%
BLT Finance BV
7.500%, 05/15/2014 ■ Æ ¥	900	243
Canadian Pacific Railroad
6.500%, 05/15/2018	4,880	4,304
Erac USA Finance
6.375%, 10/15/2017 ■	1,915	1,329
Ultrapetrol
9.000%, 11/24/2014 Æ ¥	750	489

		6,365

Total Corporate Bonds
(Cost $446,707)		370,131

Asset-Backed Securities – 16.9%
Automotive – 1.0%
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 ■	7,690	6,454

Credit Cards – 1.3%
American Express Issuance Trust
Series 2005-1, Class C
1.525%, 08/15/2011 Δ	2,250	1,361
Bank of America Credit Card Trust
Series 2006-C4, Class C4
1.425%, 11/15/2011 Δ	2,500	2,084
Discover Card Master Trust
Series 2007-C1, Class C1
1.515%, 01/15/2013 Δ	2,370	1,278
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,655	2,768
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
1.595%, 05/15/2014 ■ ¥ Δ	2,150	1,596

		9,087

Home Equity – 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 ■ ¥	166	145

Manufactured Housing – 0.5%
Green Tree Financial
Series 1996-8, Class A7
8.050%, 10/15/2027 Δ	240	211
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■ ¥	2,735	2,497
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	878	851

		3,559

Other – 14.1%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.739%, 05/10/2045 Δ	785	641
Series 2005-5, Class AM
5.176%, 10/10/2045 Δ	4,445	2,636
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 Δ	8,765	7,454
Series 2007-T28, Class D
5.991%, 09/11/2042 ■ Δ	1,780	261
Series 2007-PW18, Class AJ
6.210%, 06/11/2050 Δ	2,335	629
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.096%, 12/10/2049 Δ	1,595	426
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	1,360	1,128
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	1,805	1,563
Series 2004-RS1, Class A
4.018%, 03/03/2041 ■ ¥	2,185	1,699
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	7,405	6,826
Global Signal Trust
Series 2006-1, Class C
5.707%, 02/15/2036 ■	2,000	1,500
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	754	718
Series 2005-GG5, Class A2
5.117%, 04/10/2037	13,745	12,476
Series 2005-GG5, Class A5
5.224%, 04/10/2037 Δ	4	3

First American Funds 2008 Semiannual Report   39

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ	$4,810	$1,281
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.506%, 04/10/2038 Δ	4,450	3,893
Series 2006-GG8, Class A2
5.479%, 11/10/2039	13,440	11,177
Series 2006-GG8, Class A4
5.560%, 11/10/2039	3,135	2,487
Series 2007-GG10, Class A4
5.799%, 08/10/2045 ▼ Δ	15,885	11,527
Series 2006-RR2, Class A1
5.689%, 06/23/2046 ■ ¥ Δ	1,518	304
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 Δ	1,490	482
Series 2007-CB20, Class AJ
6.098%, 02/12/2051 Δ	2,085	560
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Class A2
5.103%, 11/15/2030	2,500	2,259
Series 2007-C7, Class AM
6.166%, 09/15/2045	3,160	1,483
Series 2008-C1, Class AJ
6.149%, 04/15/2041 Δ	1,585	415
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.127%, 07/12/2038 Δ	1,730	534
Series 2005-LC1, Class AM
5.265%, 01/12/2044 Δ	3,500	2,068
Series 2008-C1, Class A4
5.690%, 02/12/2051	8,395	6,218
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 Δ	4,400	2,056
Morgan Stanley Capital I
Series 2003-IQ6, Class A4
4.970%, 12/15/2041	5,112	4,435
Series 2005-HQ6, Class B
5.152%, 08/13/2042 Δ	745	246
Series 2005-HQ6, Class C
5.172%, 08/13/2042 Δ	705	222
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	6,440	6,102
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AJ
5.902%, 02/15/2051 Δ	2,745	728
Series 2007-C34, Class AJ
5.952%, 05/15/2046 Δ	2,905	766

		97,203

Total Asset-Backed Securities
(Cost $158,970)		116,448

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 16.1%
Adjustable Rate Δ – 4.4%
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.337%, 10/25/2034	8,780	4,660
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	1,403	1,025
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
0.703%, 12/20/2046	3,803	1,649
Countrywide Home Loans
Series 2004-2, Class 2A1
5.266%, 02/25/2034	1,510	1,175
Series 2006-HYB5, Class 3A1A
5.944%, 09/20/2036	6,548	3,383
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
5.102%, 01/25/2035	2,046	1,347
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.821%, 03/19/2037	6,246	2,657
Series 2007-4, Class 2A1
0.801%, 07/19/2047	6,121	2,570
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.347%, 03/25/2035	775	360
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
0.751%, 04/25/2047	2,675	1,735
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
4.983%, 02/25/2034	3,746	2,846
Series 2006-A7, Class 3A4
5.941%, 01/25/2037	2,620	702
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.860%, 08/25/2036	2,683	1,710
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
5.028%, 10/20/2035	981	904
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR10, Class 2A5
4.226%, 06/25/2035	1,334	1,255
Series 2006-AR1, Class 2A2
5.548%, 03/25/2036	3,517	2,730

		30,708

Fixed Rate – 11.7%
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.475%, 04/25/2037	2,316	1,015
Chase Mortgage Finance
Series 2003-S12, Class 1A1
4.750%, 12/25/2018	2,120	2,049
Series 2003-S11, Class 1A1
5.000%, 10/25/2033	2,389	2,248
Series 2003-S13, Class A16
5.000%, 11/25/2033	7,061	6,644
Chaseflex Trust
Series 2005-2, Class 4A1
5.000%, 05/25/2020	4,330	3,794
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	590	521
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	1,073	940
Series 2004-24CB, Class 2A1
5.000%, 11/25/2019	1,312	1,019
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,102	1,343

The accompanying notes are an integral part of the financial statements.

40   First American Funds 2008 Semiannual Report

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	$7,206	$4,535
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	1,578	1,389
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	3,920	2,744
Deutsche Alt-A Securities
Series 2006-AR5, Class 22A
5.500%, 10/25/2021	4,905	3,579
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	216	210
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.931%, 03/25/2043	2,883	2,468
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	760	745
Series 2005-4F, Class B1
5.736%, 05/25/2035	2,270	1,243
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030	2,661	2,572
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.553%, 07/25/2047	6,320	4,757
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.125%, 11/25/2034	2,368	1,867
Residential Accredit Loans
Series 2005-QS12, Class A7
5.500%, 08/25/2035	2,625	2,313
Series 2006-QS4, Class A9
6.000%, 04/25/2036	8,368	4,945
Washington Mutual Pass-Through Certificates
Series 2002-S8, Class 2A7
5.250%, 01/25/2018	4,991	4,989
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	1,704	1,575
Series 2004-RA3, Class 2A
6.343%, 08/25/2038	2,077	1,845
Series 2007-2, Class 3A1
5.500%, 04/25/2022	4,374	3,847
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2
5.000%, 07/25/2019	4,263	4,162
Series 2005-13, Class A1
5.000%, 11/25/2020	835	790
Series 2005-3, Class A9
5.500%, 05/25/2035	4,097	2,458
Series 2007-10, Class 1A1
6.000%, 07/25/2037	6,203	4,090
Series 2007-13, Class A8
6.000%, 09/25/2037	5,755	3,794

		80,490

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities
(Cost $150,756)		111,198

U.S. Government Agency Mortgage-Backed Securities – 13.1%
Adjustable Rate Δ – 1.9%
Federal Home Loan Mortgage Corporation Pool
6.052%, 10/01/2029, #1L0117	795	793
5.602%, 07/01/2030, #847240	888	882
5.140%, 05/01/2033, #847411	614	613
5.769%, 07/01/2036, #1K1238	2,578	2,629
Federal National Mortgage Association Pool
5.085%, 09/01/2033, #725553	366	365
5.266%, 11/01/2034, #735054	1,402	1,463
5.199%, 01/01/2035, #745548	847	848
5.310%, 12/01/2035, #850865	5,550	5,648

		13,241

Fixed Rate – 11.2%
Federal Home Loan Mortgage Corporation Pool
6.500%, 07/01/2031, #A17212	2,180	2,277
7.000%, 08/01/2037, #H09059	4,673	4,758
Federal National Mortgage Association Pool
5.500%, 02/01/2025, #255628	2,228	2,290
5.500%, 10/01/2025, #255956	10,868	11,168
5.500%, 03/01/2027, #256640	8,127	8,348
6.000%, 04/01/2032, #745101	776	801
5.500%, 06/01/2033, #843435	960	987
5.000%, 03/01/2034, #725205	1,085	1,111
5.000%, 03/01/2034, #725250	979	1,002
6.000%, 03/01/2034, #745324	1,505	1,557
5.500%, 09/01/2034, #725773	1,663	1,707
6.000%, 01/01/2036, #852347	2,498	2,575
6.500%, 04/01/2036, #831377	1,140	1,186
6.500%, 04/01/2036, #852909	703	730
6.500%, 07/01/2036, #831683	1,741	1,811
6.500%, 08/01/2036, #893318	1,648	1,714
6.500%, 09/01/2036, #897129	7,133	7,417
6.000%, 09/01/2037, #256890	2,634	2,673
5.500%, 09/01/2037 «	1,070	1,097
5.500%, 01/13/2039 «	5,565	5,704
6.000%, 01/13/2039 «	15,540	15,996

		76,909

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $88,512)		90,150

Preferred Stocks – 0.5%
Brokerage – 0.3%
Merrill Lynch
Series AAPL	98,700	1,952

Insurance – 0.2%
Aspen Insurance Holdings
Series A	84,500	1,064

Sovereign – 0.0%
Fannie Mae ▼
Series S	217,000	180

Total Preferred Stocks
(Cost $9,717)		3,196

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security – 0.3%
Fixed Rate – 0.3%
Federal National Mortgage Association
Series 2005-62, Class JE

First American Funds 2008 Semiannual Report   41

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

5.000%, 06/25/2035
(Cost $1,880)	$1,948	$1,985

Municipal Bond – 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016 ¥
(Cost $1,695)	1,695	1,640

Convertible Security – 0.1%
Energy – 0.1%
Headwaters
2.875%, 06/01/2016 ¥
(Cost $1,683)	1,925	833

Short-Term Investments – 2.5%
Money Market Fund – 0.4%
First American Prime Obligations Fund, Class Z Å	2,794,040	2,794

U.S Treasury Obligations – 2.1%
U.S. Treasury Bills ☐
0.534%, 01/29/2009	$1,100	1,100
0.109%, 04/09/2009	6,365	6,363
0.205%, 09/24/2009	6,905	6,894

		14,357

Total Short-Term Investments
(Cost $17,090)		17,151

Investment Purchased with Proceeds from Securities Lending – 3.2%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $21,731)	21,730,987	21,731

Total Investments – 106.6%
(Cost $898,741)		734,463

Other Assets and Liabilities, Net – (6.6)%		(45,694)

Total Net Assets – 100.0%		$688,769

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2008.

▼	This security or a portion of this security is out on loan at December 31, 2008.
Total loaned securities had a market value of $21,008 at December 31, 2008. See note 2 in Notes to Financial Statements.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2008, the value of these investments was $63,949 or 9.3% of total net assets. See note 2 in Notes to Financial Statements.

Æ	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On December 31, 2008, the value of these investments was $19,455, which represents 2.8% of total net assets.

¥	Illiquid securities – A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of December 31, 2008, the value of these investments were $11,253 or 1.6% of total net assets. See note 2 in Notes to Financial Statements.

«	Security purchased on a when-issued basis. On December 31, 2008, the total cost of investments purchased on a when-issued basis was $22,482 or 3.3% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.
Total Return Bond Fund (continued)

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of December 31, 2008. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

Australian Dollar Currency Futures	March 2009	100	$6,997	$360
Canadian Dollar Currency Futures	March 2009	115	9,458	55
Euro Bund Futures	March 2009	153	26,551	432
Euro Currency Futures	March 2009	98	17,053	783
Japanese Yen Currency Futures	March 2009	49	6,755	(175)
U.S. Treasury 2 Year Note Futures	March 2009	(410)	(89,406)	(682)
U.S. Treasury 5 Year Note Futures	March 2009	(130)	(15,477)	(518)
U.S. Treasury 10 Year Note Futures	March 2009	(825)	(103,744)	(3,077)
U.S. Treasury Long Bond Futures	March 2009	(83)	(11,458)	(69)

				$(2,891)

Credit Default Swap Agreements

Credit Default Swaps on Corporate Issues – Buy Protection1

				Implied Credit
				Spread at
	Reference	Pay	Expiration	December 31,	Notional	Unrealized
Counterparty	Entity	Fixed Rate	Date	2008[3]	Amount[4]	Appreciation

JPMorgan	Deutsche Bank AG	0.525%	09/20/2012	1.315%	$2,700	$75

Credit Default Swaps on Credit Indices – Buy Protection1

	Reference	Pay	Expiration	Notional	Unrealized
Counterparty	Index	Fixed Rate	Date	Amount[4]	(Depreciation)

JPMorgan	Dow Jones CDX HY11 Index	5.000%	12/20/2013	$11,100	$(943)

The accompanying notes are an integral part of the financial statements.

42   First American Funds 2008 Semiannual Report

Total Return Bond Fund (concluded)

Credit Default Swaps on Credit Indices – Sell Protection2

					Unrealized
	Reference	Receive	Expiration	Notional	Appreciation
Counterparty	Index	Fixed Rate	Date	Amount[4]	(Depreciation)

Deutsche Bank	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	$52,700	$(335)
Deutsche Bank	Dow Jones CDX IG11 Index	1.500%	12/20/2013	7,600	(51)
JPMorgan	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	10,500	(93)
JPMorgan	Dow Jones CDX IG11 Index	1.500%	12/20/2013	6,400	(50)
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	6.500%	06/20/2013	12,600	(2,569)
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	5.000%	12/20/2013	3,000	27
UBS	Dow Jones CDX IG11 Index	1.500%	12/20/2013	46,500	1,326
UBS	Dow Jones iTraxx Asia ex-Japan Index	6.500%	06/20/2013	17,200	(3,685)
UBS	Dow Jones iTraxx Asia ex-Japan Index	5.000%	12/20/2013	2,900	(10)
UBS	Markit ABX AAA071 Index	0.090%	08/25/2037	6,450	(474)

					$(5,914)

[1]	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[3]	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity.

[4]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Pay	3.612%	09/19/2013	$9,000	$618
JPMorgan	3-Month LIBOR	Pay	4.135%	09/24/2013	18,000	1,668
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	5,000	(650)
UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	11,000	987

						$2,623

Total Return Bond Fund (concluded)

U.S. Government Mortgage Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities – 86.3%
Adjustable Rate Δ – 6.4%
Federal Home Loan Mortgage Corporation Pool
5.565%, 05/01/2037, #1H1396	$2,662	$2,704
Federal National Mortgage Association Pool
5.456%, 03/01/2037, #914224	2,379	2,417
5.469%, 04/01/2037, #913187	2,263	2,347

		7,468

Fixed Rate – 79.9%
Federal Home Loan Mortgage Corporation Pool
7.000%, 07/01/2011, #E20252	10	11
7.500%, 09/01/2012, #G10735	64	67
6.000%, 10/01/2013, #E72802	137	142
5.500%, 01/01/2014, #E00617	490	503
7.000%, 09/01/2014, #E00746	83	87
6.000%, 09/01/2022, #C90580	709	734
6.500%, 01/01/2028, #G00876	289	303
6.500%, 11/01/2028, #C00676	650	681
7.500%, 01/01/2030, #C35768	37	39
6.500%, 03/01/2031, #G01244	504	528
5.000%, 09/01/2033, #C01622	1,752	1,795
6.000%, 08/01/2036, #A51416	991	1,022
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	6	6
7.000%, 11/01/2011, #349630	2	2
7.000%, 11/01/2011, #351122	8	8
6.000%, 04/01/2013, #425550	81	84
6.500%, 08/01/2013, #251901	66	69
6.000%, 11/01/2013, #556195	95	99
7.000%, 10/01/2014, #252799	57	59
5.500%, 04/01/2016, #580516	467	485
6.500%, 07/01/2017, #254373	597	620
7.000%, 07/01/2017, #254414	586	616
5.500%, 12/01/2017, #673010	450	466
5.500%, 04/01/2018, #695765	516	534
4.500%, 05/01/2018, #254720	2,137	2,199
5.500%, 09/01/2019, #725793	2,505	2,591
6.000%, 12/01/2021, #254138	411	426
6.000%, 01/01/2022, #254179	516	534
6.500%, 06/01/2022, #254344	475	496
6.000%, 10/01/2022, #254513	570	590
5.500%, 10/01/2025, #255956	2,895	2,975
7.000%, 12/01/2027, #313941	333	353
7.000%, 09/01/2031, #596680	764	801
6.500%, 12/01/2031, #254169	744	774
6.000%, 04/01/2032, #745101	2,547	2,629
6.500%, 06/01/2032, #596712	1,958	2,033
6.500%, 07/01/2032, #545759	1,016	1,060
7.000%, 07/01/2032, #545815	201	213
6.000%, 08/01/2032, #656269	687	708
5.500%, 03/01/2033, #689109	2,114	2,172
5.500%, 04/01/2033, #703392	2,438	2,506
5.500%, 05/01/2033, #704523	1,673	1,719
5.500%, 06/01/2033, #843435	1,791	1,842
5.500%, 07/01/2033, #726520	2,394	2,460
5.500%, 07/01/2033, #728667	1,280	1,315
4.500%, 08/01/2033, #555680	1,787	1,816
5.000%, 08/01/2033, #736158	2,342	2,397
5.000%, 09/01/2033, #734566	2,531	2,591
5.000%, 10/01/2033, #747533	2,343	2,398
5.500%, 11/01/2033, #555967	2,597	2,669
6.000%, 01/01/2034, #763687	1,978	2,042
6.000%, 03/01/2034, #745324	2,234	2,311
5.000%, 05/01/2034, #780889	3,267	3,343

First American Funds 2008 Semiannual Report   43

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

U.S. Government Mortgage Fund (continued)
DESCRIPTION	PAR	VALUE

6.500%, 06/01/2034, #735273	$1,406	$1,467
4.500%, 09/01/2034, #725866	1,100	1,117
5.000%, 07/01/2035, #826305	2,756	2,818
5.000%, 03/01/2036, #745336	2,453	2,508
7.000%, 06/01/2037, #928519	4,181	4,383
6.000%, 09/01/2037, #952452	1,786	1,841
5.500%, 08/01/2038, #983827	746	766
5.500%, 01/13/2039 «	4,170	4,274
6.500%, 01/13/2039 «	7,180	7,456
6.000%, 01/13/2039 «	5,100	5,250
Government National Mortgage Association Pool
9.000%, 11/15/2009, #359559	5	5
8.000%, 10/15/2010, #414750	6	6
7.500%, 12/15/2022, #347332	60	63
7.000%, 09/15/2027, #455304	17	18
6.500%, 07/15/2028, #780825	509	536
6.500%, 08/20/2031, #003120	197	207
7.500%, 12/15/2031, #570134	151	161
6.000%, 09/15/2034, #633605 ▼	1,900	1,965

		93,764

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $98,941)		101,232

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 16.2%
Adjustable Rate Δ – 2.4%
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
0.703%, 12/20/2046	913	396
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.821%, 03/19/2036	919	391
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
5.598%, 02/25/2033	210	179
Series 2006-AR1, Class 2A2
5.548%, 03/25/2036	1,854	1,438
Series 2006-AR14, Class 2A3
6.083%, 10/25/2036	595	363

		2,767

Fixed Rate – 13.8%
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037	937	492
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.475%, 04/25/2037	838	367
Countrywide Alternative Loan Trust
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	1,108	974
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	1,275	802
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	1,503	1,410
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.931%, 03/25/2043	955	818
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.736%, 05/25/2035	1,362	746
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030	457	442
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.553%, 07/25/2047	821	618
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	619	497
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.125%, 11/25/2034	1,683	1,327
Residential Accredit Loans
Series 2003-QS12, Class M1
5.000%, 06/25/2018	804	598
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	2,526	2,526
Series 2004-SL4, Class A3
6.500%, 07/25/2032	1,248	1,109
Washington Mutual
Series 2003-S13, Class 21A1
4.500%, 12/25/2018	1,642	1,595
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-2, Class 3A1
5.500%, 04/25/2022	443	390
Washington Mutual MSC Mortgage
Series 2003-MS9, Class CB1
7.463%, 04/25/2033	1,446	579
Wells Fargo Mortgage Backed Securities Trust
Series 2007-9, Class 1A4
5.500%, 07/25/2037	600	322
Series 2007-10, Class 1A1
6.000%, 07/25/2037	924	609

		16,221

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities
(Cost $25,108)		18,988

Asset-Backed Securities – 8.7%
Credit Cards – 0.8%
American Express Issuance Trust
Series 2005-1, Class C
1.525%, 08/15/2011 Δ	355	215
Bank of America Credit Card Trust
Series 2006-C4, Class C4
1.425%, 11/15/2011 Δ	350	292
Discover Card Master Trust
Series 2007-C1, Class C1
1.515%, 01/15/2013 Δ	375	202
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
1.595%, 05/15/2014 Δ ■ ¥	375	278

		987

Home Equity – 0.1%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 ■ ¥	55	48

Manufactured Housing – 0.4%
Origen Manufactured Housing
Series 2005-B, Class M1
5.990%, 01/15/2037	750	500

The accompanying notes are an integral part of the financial statements.

44   First American Funds 2008 Semiannual Report

U.S. Government Mortgage Fund (continued)
DESCRIPTION	PAR	VALUE

Other – 7.4%
Banc of America Commercial Mortgage
Series 2005-5, Class AM
5.176%, 10/10/2045	$610	$362
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
5.991%, 09/11/2042 Δ ■	285	42
Series 2007-PW18, Class AJ,
6.210%, 06/11/2050	320	86
Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4
5.444%, 03/10/2039	1,000	761
Series 2007-GG11, Class A4
5.736%, 12/10/2049	1,470	1,097
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ	800	213
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039	3,500	2,911
Series 2007-GG10, Class A4
5.799%, 08/10/2045 Δ ▼	3,000	2,177
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 Δ	255	82
Series 2007-CB20, Class AJ
6.098%, 02/12/2051 Δ	505	136
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class AJ
6.149%, 04/15/2041 Δ	495	130
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.127%, 07/12/2038 Δ	285	88
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 Δ	600	280
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 Δ	120	40
Series 2005-HQ6, Class C
5.172%, 08/13/2042 Δ	110	35
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
5.952%, 05/15/2046 Δ	455	120
Series 2007-C33, Class AJ
5.902%, 02/15/2051 Δ	445	118

		8,678

Total Asset-Backed Securities
(Cost $16,016)		10,213

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 2.4%
Fixed Rate – 2.4%
Federal Home Loan Mortgage Corporation
Series 2382, Class DA
5.500%, 10/15/2030	164	168
Federal National Mortgage Association
Series 2004-29, Class WG
4.500%, 05/25/2019	2,000	1,961
Series 2002-W1, Class 2A
7.500%, 02/25/2042	698	735

Total Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities
(Cost $2,797)		2,864

Short-Term Investments – 1.0%
Money Market Fund – 0.1%
First American Government Obligations Fund, Class Z Å	111,361	111

U.S. Treasury Obligations – 0.9%
U.S. Treasury Bills ☐
0.600%, 01/22/2009	$425	425
0.725%, 01/29/2009	80	80
0.109%, 04/09/2009	545	545

		1,050

Total Short-Term Investments
(Cost $1,161)		1,161

Investment Purchased with Proceeds from Securities Lending – 1.8%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $2,113)	2,113,361	2,113

Total Investments – 116.4%
(Cost $146,136)		136,571

Other Assets and Liabilities, Net – (16.4)%		(19,279)

Total Net Assets – 100.0%		$117,292

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2008.

«	Security purchased on a when-issued basis. On December 31, 2008, the total cost of investments purchased on a when-issued basis was $16,702 or 14.2% of total net assets. See note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at December 31, 2008. Total loaned securities had a value of $2,047 at December 31, 2008. See note 2 in Notes to Financial Statements.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2008, the value of these investments was $368 or 0.3% of total net assets. See note 2 in Notes to Financial Statements.

¥	Security considered illiquid. As of December 31, 2008, the value of these investments are $326 or 0.3% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of December 31, 2008.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

First American Funds 2008 Semiannual Report   45

Schedule of Investments   December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

U.S. Government Mortgage Fund (concluded)

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Sold	Value	(Depreciation)

U.S. Treasury 10 Year Note Futures	March 2009	(96)	$(12,072)	$(1,042)
U.S. Treasury Long Bond Futures	March 2009	(6)	(828)	(113)

				$(1,155)

Credit Default Swap Agreements

Credit Default Swaps on Credit Indices – Sell Protection1

					Unrealized
	Reference	Receive	Expiration	Notional	Appreciation
Counterparty	Index	Fixed Rate	Date	Amount[2]	(Depreciation)

Deutsche Bank	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	$300	$(2)
Deutsche Bank	Dow Jones CDX IG11 Index	1.500%	12/20/2013	1,000	29
JPMorgan	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	800	(7)
UBS	Dow Jones CDX IG11 Index	1.500%	12/20/2013	3,600	(27)
UBS	Markit ABX AAA071 Index	0.090%	08/25/2037	850	(63)

					$(70)

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Pay	3.612%	09/19/2013	$1,000	$69
JPMorgan	3-Month LIBOR	Pay	4.135%	09/24/2013	2,000	185
UBS	3-Month LIBOR	Pay	3.343%	07/18/2010	7,000	203
UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	2,000	179
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	1,000	(130)

						$506

The accompanying notes are an integral part of the financial statements.

46   First American Funds 2008 Semiannual Report

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Statements ofAssets and Liabilities	December 31, 2008 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

			Inflation
	Core	High Income	Protected
	Bond Fund	Bond Fund	Securities Fund

Unaffiliated investments, at cost	$1,423,643	$204,209	$203,143
Affiliated money market fund, at cost	23,640	7,896	6,682
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	39,415	8,042	86,835
Cash denominated in foreign currencies, at cost	1,949	—	250

ASSETS:
Unaffiliated investments, at value* (note 2)	$1,212,795	$136,104	$184,252
Affiliated money market fund, at value (note 2)	23,640	7,896	6,682
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	39,415	8,042	86,835
Cash denominated in foreign currencies, at value	2,084	—	265
Receivable for dividends and interest	13,375	4,130	1,905
Receivable for investments sold	18,942	103	3
Receivable for capital shares sold	4,745	1,032	160
Receivable for swap agreements	—	391	824
Receivable for variation margin	1,378	—	—
Prepaid expenses and other assets	27	25	29

Total assets	1,316,401	157,723	280,955

LIABILITIES:
Bank overdraft	1,784	6	349
Dividends payable	4,701	1,341	182
Payable upon return of securities loaned (note 2)	39,415	8,042	86,835
Payable for investments purchased	18,773	1,047	—
Payable for investments purchased on a when-issued basis	41,777	—	—
Payable for capital shares redeemed	6,116	599	235
Payable for variation margin	—	137	147
Payable for swap agreements	5,662	—	—
Payable to affiliates (note 3)	686	93	91
Payable for distribution and shareholder servicing fees	16	8	2
Accrued expenses and other liabilities	37	29	26

Total liabilities	118,967	11,302	87,867

Net assets	$1,197,434	$146,421	$193,088

COMPOSITION OF NET ASSETS:
Portfolio capital	$1,455,686	$248,026	$228,756
Undistributed (distributions in excess of) net investment income	2,605	518	(1,693)
Accumulated net realized loss on investments, future contracts, foreign currency transactions, options written, and swap agreements (note 2)	(49,386)	(34,416)	(15,737)
Net unrealized appreciation (depreciation) of:
Investments	(210,848)	(68,105)	(18,891)
Futures contracts	(4,303)	915	69
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	135	—	14
Swap agreements	3,545	(517)	570

Net assets	$1,197,434	$146,421	$193,088

* Including securities loaned, at value	$41,599	$7,750	$84,538

The accompanying notes are an integral part of the financial statements.

48   First American Funds 2008 Semiannual Report

Intermediate
Government	Intermediate Term	Short Term	Total Return	U.S. Government
Bond Fund	Bond Fund	Bond Fund	Bond Fund	Mortgage Fund

$136,915	$733,112	$316,592	$874,216	$143,912
9,943	27,465	17,994	2,794	111
—	23,782	13,886	21,731	2,113
—	—	397	1,956	—

$143,599	$642,082	$291,034	$709,938	$134,347
9,943	27,465	17,994	2,794	111
—	23,782	13,886	21,731	2,113
—	—	424	1,990	—
1,436	8,668	2,519	9,848	703
—	548	880	133	2,422
215	1,150	318	2,428	41
—	—	—	—	—
—	251	105	1,555	198
17	16	18	28	14

155,210	703,962	327,178	750,445	139,949

—	278	467	327	4
112	2,519	510	3,288	456
—	23,782	13,886	21,731	2,113
2,743	15	—	160	2,391
—	—	—	22,482	16,702
452	925	1,376	3,055	741
—	—	—	—	—
—	1,896	2,702	10,162	148
70	379	153	428	67
4	3	7	6	7
26	31	27	37	28

3,407	29,828	19,128	61,676	22,657

$151,803	$674,134	$308,050	$688,769	$117,292

$145,336	$784,938	$353,987	$921,725	$139,076
(44)	1,637	1,278	2,910	119
(173)	(22,280)	(20,774)	(64,572)	(11,619)

6,684	(91,030)	(25,558)	(164,278)	(9,565)
—	(1,621)	405	(2,891)	(1,155)

—	—	27	34	—
—	2,490	(1,315)	(4,159)	436

$151,803	$674,134	$308,050	$688,769	$117,292

—	$22,721	$13,578	$21,008	$2,047

First American Funds 2008 Semiannual Report   49

Statements ofAssets and Liabilities	continued

			Inflation
	Core	High Income	Protected
	Bond Fund	Bond Fund	Securities Fund

Class A:
Net assets	$76,246	$21,049	$3,925
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	8,150	3,568	434
Net asset value and redemption price per share	$9.36	$5.90	$9.05
Maximum offering price per share[1]	$9.78	$6.16	$9.45
Class B:
Net assets	$5,986	$1,979	—
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	645	337	—
Net asset value, offering price, and redemption price per share[2]	$9.28	$5.87	—
Class C:
Net assets	$3,569	$4,119	$527
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	382	701	58
Net asset value per share[2]	$9.33	$5.87	$9.03
Class R:
Net assets	$320	$196	$1,140
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	34	33	126
Net asset value, offering price, and redemption price per share	$9.40	$6.00	$9.05
Class Y:
Net assets	$1,111,313	$119,078	$187,496
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	118,830	20,175	20,719
Net asset value, offering price, and redemption price per share	$9.35	$5.90	$9.05

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

50   First American Funds 2008 Semiannual Report

Intermediate
Government	Intermediate Term	Short Term	Total Return	U.S. Government
Bond Fund	Bond Fund	Bond Fund	Bond Fund	Mortgage Fund

$17,065	$22,299	$51,915	$11,516	$9,269
1,916	2,533	5,647	1,449	977
$8.90	$8.80	$9.19	$7.95	$9.49
$9.10	$9.00	$9.40	$8.30	$9.91

—	—	—	$1,751	$3,128
—	—	—	221	329
—	—	—	$7.91	$9.50

—	—	—	$2,200	$1,943
—	—	—	279	206
—	—	—	$7.90	$9.45

—	—	—	$224	$1,996
—	—	—	28	211
—	—	—	$7.99	$9.47

$134,738	$651,835	$256,135	$673,078	$100,956
15,132	74,332	27,847	84,735	10,642
$8.90	$8.77	$9.20	$7.94	$9.49

First American Funds 2008 Semiannual Report   51

Statements ofOperations	For the six-month period ended December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

			Inflation
	Core	High Income	Protected
	Bond Fund	Bond Fund	Securities Fund

INVESTMENT INCOME:
Interest from unaffiliated investments	$48,032	$9,820	$6,295
Dividends from unaffiliated investments	266	697	34
Dividends from affiliated money market fund	95	69	34
Less: Foreign taxes withheld	—	(7)	—
Securities lending income	383	97	500

Total investment income	48,776	10,676	6,863

EXPENSES (note 3):
Investment advisory fees	3,394	671	630
Administration fees	1,509	227	283
Transfer agent fees	126	65	51
Custodian fees	34	5	6
Legal fees	7	7	7
Audit fees	20	20	20
Registration fees	27	26	23
Postage and printing fees	34	5	6
Directors’ fees	15	15	15
Other expenses	11	10	10
Distribution and shareholder servicing fees:
Class A	106	25	5
Class B	35	13	—
Class C	20	27	2
Class R	1	—	3

Total expenses	5,339	1,116	1,061

Less: Fee waivers (note 3)	(430)	(239)	(299)
Less: Indirect payments from custodian (note 3)	(1)	—	—

Total net expenses	4,908	877	762

Investment income – net	43,868	9,799	6,101

REALIZED AND UNREALIZED GAINS (LOSSES) – Net (note 5):
Net realized gain (loss) on:
Investments	(22,944)	(26,867)	(5,634)
Futures contracts	(13,415)	587	564
Options written	(56)	—	(11)
Swap agreements	(7,685)	1,477	(230)
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	(145)	—	2
Net change in unrealized appreciation or depreciation of:
Investments	(159,218)	(48,708)	(24,357)
Futures contracts	(4,273)	1,044	(118)
Options written	—	—	—
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	133	—	21
Swap agreements	5,176	(759)	556

Net gain (loss) on investments, futures contracts, options written, foreign currency transactions, and swap agreements	(202,427)	(73,226)	(29,207)

Net increase (decrease) in net assets resulting from operations	$(158,559)	$(63,427)	$(23,106)

The accompanying notes are an integral part of the financial statements.

52   First American Funds 2008 Semiannual Report

Intermediate
Government	Intermediate Term	Short Term	Total Return	U.S. Government
Bond Fund	Bond Fund	Bond Fund	Bond Fund	Mortgage Fund

$1,570	$23,001	$8,679	$37,031	$3,929
—	126	—	397	—
27	90	202	228	33
—	—	—	(1)	—
—	127	55	171	24

1,597	23,344	8,936	37,826	3,986

252	1,824	791	2,748	328
117	803	366	1,024	158
32	32	57	64	63
3	19	8	23	3
7	7	7	7	7
20	20	20	20	20
13	14	15	26	27
2	17	7	23	3
15	15	15	15	14
9	10	9	10	10

13	31	71	17	13
—	—	—	10	17
—	—	—	16	11
—	—	—	1	5

483	2,792	1,366	4,004	679

(173)	(224)	(383)	(534)	(175)
—	(2)	(1)	(3)	—

310	2,566	982	3,467	504

1,287	20,778	7,954	34,359	3,482

291	(10,612)	(4,296)	(27,669)	638
—	(4,063)	(34)	(19,529)	(2,372)
—	—	(11)	810	—
—	(646)	988	(16,528)	(327)
—	—	(27)	284	—

6,841	(73,563)	(19,702)	(126,602)	(5,456)
—	(1,254)	531	(177)	(1,122)
—	—	—	(496)	—
—	—	27	52	—
—	3,702	(1,336)	(3,130)	166

7,132	(86,436)	(23,860)	(192,985)	(8,473)

$8,419	$(65,658)	$(15,906)	$(158,626)	$(4,991)

First American Funds 2008 Semiannual Report   53

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

					Inflation
	Core		High Income		Protected
	Bond Fund		Bond Fund		Securities Fund

	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	12/31/08	Year Ended	12/31/08	Year Ended	12/31/08	Year Ended
	(unaudited)	6/30/08	(unaudited)	6/30/08	(unaudited)	6/30/08

OPERATIONS:
Investment income – net	$43,868	$80,205	$9,799	$20,036	$6,101	$14,750
Net realized gain (loss) on:
Investments	(22,944)	7,467	(26,867)	(10,921)	(5,634)	3,465
Futures contracts	(13,415)	5,859	587	1,015	564	(606)
Options written	(56)	391	—	—	(11)	67
Swap agreements	(7,685)	16,969	1,477	2,015	(230)	1,420
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	(145)	(11)	—	—	2	5
Net change in unrealized appreciation or depreciation of:
Investments	(159,218)	(18,072)	(48,708)	(19,004)	(24,357)	14,716
Futures contracts	(4,273)	1,703	1,044	(84)	(118)	815
Options written	—	(106)	—	—	—	(19)
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	133	3	—	—	21	(6)
Swap agreements	5,176	(3,678)	(759)	(175)	556	(176)

Net increase (decrease) in net assets resulting from operations	(158,559)	90,730	(63,427)	(7,118)	(23,106)	34,431

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(2,714)	(4,504)	(1,048)	(2,154)	(141)	(162)
Class B	(197)	(318)	(129)	(275)	—	—
Class C	(114)	(169)	(256)	(487)	(15)	(16)
Class R	(9)	(10)	(10)	(14)	(42)	(52)
Class Y	(41,927)	(72,552)	(8,710)	(16,811)	(10,172)	(14,266)
Realized gain on investments – net:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	—	—	—	—	—	—

Total distributions	(44,961)	(77,553)	(10,153)	(19,741)	(10,370)	(14,496)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	4,693	10,204	6,718	13,748	1,539	929
Reinvestment of distributions	2,095	3,468	693	1,384	108	118
Payments for redemptions	(12,291)	(22,665)	(3,437)	(16,878)	(545)	(689)

Increase (decrease) in net assets from Class A transactions	(5,503)	(8,993)	3,974	(1,746)	1,102	358

Class B:
Proceeds from sales	245	634	47	169	—	—
Reinvestment of distributions	181	290	82	167	—	—
Payments for redemptions	(1,113)	(2,905)	(644)	(1,225)	—	—

Increase (decrease) in net assets from Class B transactions	(687)	(1,981)	(515)	(889)	—	—

Class C:
Proceeds from sales	393	826	156	882	436	252
Reinvestment of distributions	94	144	135	260	9	9
Payments for redemptions	(691)	(1,184)	(630)	(2,406)	(224)	(265)

Increase (decrease) in net assets from Class C transactions	(204)	(214)	(339)	(1,264)	221	(4)

Class R:
Proceeds from sales	93	340	86	238	189	390
Reinvestment of distributions	10	10	3	4	42	52
Payments for redemptions	(26)	(127)	(1)	(227)	(129)	(163)

Increase (decrease) in net assets from Class R transactions	77	223	88	15	102	279

Class Y:
Proceeds from sales	185,311	288,760	10,802	38,777	32,363	119,279
Reinvestment of distributions	11,894	19,639	924	1,842	2,099	3,012
Payments for redemptions	(365,509)	(382,775)	(33,688)	(46,573)	(92,906)	(136,470)

Increase (decrease) in net assets from Class Y transactions	(168,304)	(74,376)	(21,962)	(5,954)	(58,444)	(14,179)

Increase (decrease) in net assets from capital share transactions	(174,621)	(85,341)	(18,754)	(9,838)	(57,019)	(13,546)

Total increase (decrease) in net assets	(378,141)	(72,164)	(92,334)	(36,697)	(90,495)	6,389
Net assets at beginning of period	1,575,575	1,647,739	238,755	275,452	283,583	277,194

Net assets at end of period	$1,197,434	$1,575,575	$146,421	$238,755	$193,088	$283,583

Undistributed (distributions in excess of) net investment income	$2,605	$3,698	$518	$872	$(1,693)	$2,576

The accompanying notes are an integral part of the financial statements.

54   First American Funds 2008 Semiannual Report

Intermediate
Government		Intermediate Term		Short Term		Total Return		U.S. Government
Bond Fund		Bond Fund		Bond Fund		Bond Fund		Mortgage Fund

Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Ended		Period Ended		Period Ended		Period Ended
12/31/08	Year Ended	12/31/08	Year Ended	12/31/08	Year Ended	12/31/08	Year Ended	12/31/08	Year Ended
(unaudited)	6/30/08	(unaudited)	6/30/08	(unaudited)	6/30/08	(unaudited)	6/30/08	(unaudited)	6/30/08

$1,287	$2,049	$20,778	$35,856	$7,954	$15,887	$34,359	$51,878	$3,482	$7,103

291	1,212	(10,612)	7,883	(4,296)	245	(27,669)	11,426	638	651
—	—	(4,063)	4,339	(34)	(227)	(19,529)	3,259	(2,372)	(3,511)
—	—	—	193	(11)	—	810	2,228	—	—
—	—	(646)	6,796	988	3,111	(16,528)	13,903	(327)	1,122
—	—	—	—	(27)	(98)	284	(74)	—	—

6,841	694	(73,563)	(7,558)	(19,702)	(2,442)	(126,602)	(25,631)	(5,456)	210
—	—	(1,254)	800	531	(279)	(177)	(1,248)	(1,122)	293
—	—	—	(51)	—	—	(496)	447	—	—
—	—	—	—	27	—	52	(33)	—	—
—	—	3,702	(1,465)	(1,336)	(660)	(3,130)	(4,335)	166	145

8,419	3,955	(65,658)	46,793	(15,906)	15,537	(158,626)	51,820	(4,991)	6,013

(124)	(152)	(699)	(1,209)	(1,259)	(2,764)	(502)	(708)	(284)	(576)
—	—	—	—	—	—	(69)	(89)	(80)	(167)
—	—	—	—	—	—	(106)	(116)	(50)	(102)
—	—	—	—	—	—	(8)	(11)	(48)	(35)
(1,139)	(1,931)	(20,421)	(32,706)	(5,887)	(12,551)	(34,167)	(48,984)	(3,211)	(6,259)

—	—	—	—	—	—	(234)	—	—	—
—	—	—	—	—	—	(37)	—	—	—
—	—	—	—	—	—	(45)	—	—	—
—	—	—	—	—	—	(4)	—	—	—
—	—	—	—	—	—	(14,120)	—	—	—

(1,263)	(2,083)	(21,120)	(33,915)	(7,146)	(15,315)	(49,292)	(49,908)	(3,673)	(7,139)

11,829	5,998	1,257	4,210	1,851	2,014	1,674	6,610	570	788
106	137	577	1,005	963	2,093	580	551	241	496
(2,159)	(1,341)	(4,937)	(8,047)	(6,663)	(10,889)	(3,296)	(4,841)	(2,153)	(3,686)

9,776	4,794	(3,103)	(2,832)	(3,849)	(6,782)	(1,042)	2,320	(1,342)	(2,402)

—	—	—	—	—	—	147	676	45	161
—	—	—	—	—	—	86	61	68	139
—	—	—	—	—	—	(402)	(632)	(493)	(1,458)

—	—	—	—	—	—	(169)	105	(380)	(1,158)

—	—	—	—	—	—	499	2,257	225	140
—	—	—	—	—	—	110	77	41	85
—	—	—	—	—	—	(1,356)	(423)	(436)	(1,029)

—	—	—	—	—	—	(747)	1,911	(170)	(804)

—	—	—	—	—	—	74	196	933	1,688
—	—	—	—	—	—	13	11	48	35
—	—	—	—	—	—	(104)	(131)	(450)	(312)

—	—	—	—	—	—	(17)	76	531	1,411

79,635	44,048	92,787	184,766	55,029	46,206	211,656	441,760	8,623	26,624
683	1,098	5,840	10,529	1,855	4,114	15,727	17,097	627	1,299
(15,735)	(20,848)	(129,908)	(193,684)	(39,269)	(104,277)	(419,849)	(243,047)	(24,245)	(37,478)

64,583	24,298	(31,281)	1,611	17,615	(53,957)	(192,466)	215,810	(14,995)	(9,555)

74,359	29,092	(34,384)	(1,221)	13,766	(60,739)	(194,441)	220,222	(16,356)	(12,508)

81,515	30,964	(121,162)	11,657	(9,286)	(60,517)	(402,359)	222,134	(25,020)	(13,634)
70,288	39,324	795,296	783,639	317,336	377,853	1,091,128	868,994	142,312	155,946

$151,803	$70,288	$674,134	$795,296	$308,050	$317,336	$688,769	$1,091,128	$117,292	$142,312

$(44)	$(68)	$1,637	$1,979	$1,278	$470	$2,910	$3,403	$119	$310

First American Funds 2008 Semiannual Report   55

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Core Bond Fund[1]
Class A
2008[2]	$10.86	$0.31	$(1.49)	$(1.18)	$(0.32)	$—	$(0.32)	$9.36
2008[3]	10.79	0.51	0.05	0.56	(0.49)	—	(0.49)	10.86
2007[3]	10.71	0.47	0.09	0.56	(0.48)	—	(0.48)	10.79
2006[4]	11.15	0.33	(0.37)	(0.04)	(0.33)	(0.07)	(0.40)	10.71
2005[5]	11.27	0.40	(0.09)	0.31	(0.42)	(0.01)	(0.43)	11.15
2004[5]	11.56	0.38	(0.09)	0.29	(0.41)	(0.17)	(0.58)	11.27
Class B
2008[2]	$10.77	$0.28	$(1.49)	$(1.21)	$(0.28)	$—	$(0.28)	$9.28
2008[3]	10.70	0.42	0.06	0.48	(0.41)	—	(0.41)	10.77
2007[3]	10.63	0.38	0.09	0.47	(0.40)	—	(0.40)	10.70
2006[4]	11.07	0.26	(0.36)	(0.10)	(0.27)	(0.07)	(0.34)	10.63
2005[5]	11.19	0.31	(0.09)	0.22	(0.33)	(0.01)	(0.34)	11.07
2004[5]	11.48	0.29	(0.09)	0.20	(0.32)	(0.17)	(0.49)	11.19
Class C
2008[2]	$10.83	$0.28	$(1.50)	$(1.22)	$(0.28)	$—	$(0.28)	$9.33
2008[3]	10.75	0.43	0.06	0.49	(0.41)	—	(0.41)	10.83
2007[3]	10.67	0.38	0.10	0.48	(0.40)	—	(0.40)	10.75
2006[4]	11.12	0.26	(0.37)	(0.11)	(0.27)	(0.07)	(0.34)	10.67
2005[5]	11.24	0.31	(0.09)	0.22	(0.33)	(0.01)	(0.34)	11.12
2004[5]	11.53	0.29	(0.09)	0.20	(0.32)	(0.17)	(0.49)	11.24
Class R6
2008[2]	$10.89	$0.30	$(1.48)	$(1.18)	$(0.31)	$—	$(0.31)	$9.40
2008[3]	10.81	0.49	0.05	0.54	(0.46)	—	(0.46)	10.89
2007[3]	10.73	0.44	0.09	0.53	(0.45)	—	(0.45)	10.81
2006[4]	11.17	0.31	(0.36)	(0.05)	(0.32)	(0.07)	(0.39)	10.73
2005[5]	11.30	0.38	(0.10)	0.28	(0.40)	(0.01)	(0.41)	11.17
2004[5]	11.56	0.38	(0.10)	0.28	(0.37)	(0.17)	(0.54)	11.30
Class Y
2008[2]	$10.86	$0.33	$(1.51)	$(1.18)	$(0.33)	$—	$(0.33)	$9.35
2008[3]	10.78	0.54	0.06	0.60	(0.52)	—	(0.52)	10.86
2007[3]	10.70	0.49	0.10	0.59	(0.51)	—	(0.51)	10.78
2006[4]	11.15	0.35	(0.38)	(0.03)	(0.35)	(0.07)	(0.42)	10.70
2005[5]	11.27	0.42	(0.08)	0.34	(0.45)	(0.01)	(0.46)	11.15
2004[5]	11.56	0.40	(0.08)	0.32	(0.44)	(0.17)	(0.61)	11.27

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended December 31, 2008 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period July 1 to June 30 in the fiscal year indicated.

[4]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

56   First American Funds 2008 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(10.94)%	$76,246	0.95%	6.25%	1.01%	6.19%	72%
5.24	94,571	0.95	4.63	1.01	4.57	131
5.26	102,723	0.95	4.25	1.01	4.19	137
(0.34)	134,845	0.95	3.98	1.03	3.90	139
2.75	161,410	0.95	3.51	1.05	3.41	208
2.60	184,805	0.95	3.30	1.05	3.20	182

(11.28)%	$5,986	1.70%	5.51%	1.76%	5.45%	72%
4.50	7,733	1.70	3.87	1.76	3.81	131
4.41	9,634	1.70	3.50	1.76	3.44	137
(0.91)	13,819	1.70	3.23	1.78	3.15	139
2.00	17,078	1.70	2.76	1.80	2.66	208
1.83	21,046	1.70	2.58	1.80	2.48	182

(11.32)%	$3,569	1.70%	5.50%	1.76%	5.44%	72%
4.57	4,383	1.70	3.89	1.76	3.83	131
4.48	4,567	1.70	3.50	1.76	3.44	137
(1.01)	5,183	1.70	3.22	1.78	3.14	139
1.99	7,266	1.70	2.76	1.80	2.66	208
1.81	9,132	1.70	2.58	1.80	2.48	182

(10.85)%	$320	1.20%	6.03%	1.26%	5.97%	72%
5.06	289	1.20	4.42	1.26	4.36	131
4.99	65	1.20	4.01	1.29	3.92	137
(0.51)	34	1.20	3.77	1.43	3.54	139
2.51	16	1.20	3.37	1.45	3.12	208
2.53	1	0.95	3.37	1.05	3.27	182

(10.92)%	$1,111,313	0.70%	6.48%	0.76%	6.42%	72%
5.60	1,468,599	0.70	4.88	0.76	4.82	131
5.53	1,530,750	0.70	4.50	0.76	4.44	137
(0.24)	1,680,105	0.70	4.24	0.78	4.16	139
3.01	1,725,850	0.70	3.77	0.80	3.67	208
2.87	1,740,470	0.70	3.58	0.80	3.48	182

First American Funds 2008 Semiannual Report   57

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

High Income Bond Fund[1]
Class A
2008[2]	$8.65	$0.37	$(2.74)	$(2.37)	$(0.38)	$—	$(0.38)	$5.90
2008[3]	9.61	0.71	(0.97)	(0.26)	(0.70)	—	(0.70)	8.65
2007[3]	9.22	0.65	0.38	1.03	(0.64)	—	(0.64)	9.61
2006[4]	9.41	0.49	(0.20)	0.29	(0.48)	—	(0.48)	9.22
2005[5]	9.45	0.66	(0.04)	0.62	(0.66)	—	(0.66)	9.41
2004[5]	9.13	0.68	0.32	1.00	(0.68)	—	(0.68)	9.45
Class B
2008[2]	$8.61	$0.34	$(2.73)	$(2.39)	$(0.35)	$—	$(0.35)	$5.87
2008[3]	9.57	0.63	(0.96)	(0.33)	(0.63)	—	(0.63)	8.61
2007[3]	9.18	0.57	0.39	0.96	(0.57)	—	(0.57)	9.57
2006[4]	9.37	0.43	(0.19)	0.24	(0.43)	—	(0.43)	9.18
2005[5]	9.41	0.58	(0.03)	0.55	(0.59)	—	(0.59)	9.37
2004[5]	9.09	0.61	0.32	0.93	(0.61)	—	(0.61)	9.41
Class C
2008[2]	$8.62	$0.34	$(2.74)	$(2.40)	$(0.35)	$—	$(0.35)	$5.87
2008[3]	9.58	0.63	(0.96)	(0.33)	(0.63)	—	(0.63)	8.62
2007[3]	9.19	0.57	0.39	0.96	(0.57)	—	(0.57)	9.58
2006[4]	9.38	0.43	(0.19)	0.24	(0.43)	—	(0.43)	9.19
2005[5]	9.42	0.58	(0.03)	0.55	(0.59)	—	(0.59)	9.38
2004[5]	9.10	0.61	0.32	0.93	(0.61)	—	(0.61)	9.42
Class R6
2008[2]	$8.79	$0.36	$(2.78)	$(2.42)	$(0.37)	$—	$(0.37)	$6.00
2008[3]	9.75	0.69	(0.98)	(0.29)	(0.67)	—	(0.67)	8.79
2007[3]	9.35	0.62	0.40	1.02	(0.62)	—	(0.62)	9.75
2006[4]	9.53	0.49	(0.20)	0.29	(0.47)	—	(0.47)	9.35
2005[5]	9.60	0.62	(0.04)	0.58	(0.65)	—	(0.65)	9.53
2004[5]	9.21	0.69	0.32	1.01	(0.62)	—	(0.62)	9.60
Class Y
2008[2]	$8.66	$0.37	$(2.74)	$(2.37)	$(0.39)	$—	$(0.39)	$5.90
2008[3]	9.62	0.73	(0.97)	(0.24)	(0.72)	—	(0.72)	8.66
2007[3]	9.23	0.67	0.39	1.06	(0.67)	—	(0.67)	9.62
2006[4]	9.42	0.51	(0.20)	0.31	(0.50)	—	(0.50)	9.23
2005[5]	9.46	0.68	(0.03)	0.65	(0.69)	—	(0.69)	9.42
2004[5]	9.13	0.70	0.34	1.04	(0.71)	—	(0.71)	9.46

Inflation Protected Securities Fund[1]
Class A
2008[2]	$10.20	$0.17	$(0.95)	$(0.78)	$(0.37)	$—	$(0.37)	$9.05
2008[3]	9.43	0.54	0.76	1.30	(0.53)	—	(0.53)	10.20
2007[3]	9.54	0.39	(0.16)	0.23	(0.34)	—	(0.34)	9.43
2006[4]	10.12	0.38	(0.55)	(0.17)	(0.40)	(0.01)	(0.41)	9.54
2005[7]	10.00	0.51	(0.02)	0.49	(0.37)	—	(0.37)	10.12
Class C
2008[2]	$10.18	$0.12	$(0.94)	$(0.82)	$(0.33)	$—	$(0.33)	$9.03
2008[3]	9.41	0.48	0.75	1.23	(0.46)	—	(0.46)	10.18
2007[3]	9.53	0.33	(0.18)	0.15	(0.27)	—	(0.27)	9.41
2006[4]	10.11	0.31	(0.53)	(0.22)	(0.35)	(0.01)	(0.36)	9.53
2005[7]	10.00	0.40	0.02	0.42	(0.31)	—	(0.31)	10.11
Class R
2008[2]	$10.20	$0.17	$(0.96)	$(0.79)	$(0.36)	$—	$(0.36)	$9.05
2008[3]	9.43	0.52	0.75	1.27	(0.50)	—	(0.50)	10.20
2007[3]	9.55	0.33	(0.13)	0.20	(0.32)	—	(0.32)	9.43
2006[4]	10.13	0.38	(0.56)	(0.18)	(0.39)	(0.01)	(0.40)	9.55
2005[7]	10.00	0.43	0.05	0.48	(0.35)	—	(0.35)	10.13
Class Y
2008[2]	$10.20	$0.23	$(1.00)	$(0.77)	$(0.38)	$—	$(0.38)	$9.05
2008[3]	9.43	0.56	0.76	1.32	(0.55)	—	(0.55)	10.20
2007[3]	9.55	0.40	(0.16)	0.24	(0.36)	—	(0.36)	9.43
2006[4]	10.13	0.42	(0.57)	(0.15)	(0.42)	(0.01)	(0.43)	9.55
2005[7]	10.00	0.51	0.01	0.52	(0.39)	—	(0.39)	10.13

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended December 31, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period July 1 through June 30 in the fiscal year indicated.

[4]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 through September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Commenced operations on October 1, 2004. All ratios for the period ended September 30, 2005 have been annualized, except total return and portfolio turnover.

[8]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

58   First American Funds 2008 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[8]	Period	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(27.90)%	$21,049	1.10%	10.09%	1.35%	9.84%	39%
(2.84)	24,420	1.10	7.74	1.31	7.53	100
11.46	28,932	1.10	6.74	1.30	6.54	101
3.14	29,573	1.10	6.94	1.29	6.75	68
6.74	34,144	1.02	6.88	1.27	6.63	77
11.30	43,842	1.00	7.25	1.26	6.99	80

(28.20)%	$1,979	1.85%	9.27%	2.10%	9.02%	39%
(3.57)	3,496	1.85	6.97	2.06	6.76	100
10.67	4,814	1.85	6.00	2.05	5.80	101
2.57	5,988	1.85	6.19	2.04	6.00	68
5.97	7,191	1.77	6.13	2.02	5.88	77
10.52	8,521	1.75	6.50	2.01	6.24	80

(28.29)%	$4,119	1.85%	9.34%	2.10%	9.09%	39%
(3.57)	6,490	1.85	6.97	2.06	6.76	100
10.66	8,522	1.85	5.98	2.05	5.78	101
2.56	9,873	1.85	6.19	2.04	6.00	68
5.96	13,403	1.77	6.13	2.02	5.88	77
10.51	17,349	1.75	6.50	2.01	6.24	80

(28.01)%	$196	1.35%	10.09%	1.60%	9.84%	39%
(3.04)	185	1.35	7.37	1.56	7.16	100
11.12	186	1.35	6.38	1.56	6.17	101
3.09	73	1.35	6.82	1.69	6.48	68
6.23	4	1.33	6.31	1.73	5.91	77
11.29	1	1.00	7.33	1.26	7.07	80

(27.89)%	$119,078	0.85%	10.29%	1.10%	10.04%	39%
(2.59)	204,164	0.85	7.99	1.06	7.78	100
11.73	232,998	0.85	6.98	1.05	6.78	101
3.34	205,382	0.85	7.19	1.04	7.00	68
7.01	207,610	0.77	7.13	1.02	6.88	77
11.69	234,770	0.75	7.49	1.01	7.23	80

(7.77)%	$3,925	0.85%	3.50%	1.09%	3.26%	9%
14.01	3,294	0.85	5.40	1.08	5.17	71
2.41	2,712	0.85	4.09	1.06	3.88	90
(1.69)	5,042	0.85	5.20	1.08	4.97	85
4.93	6,917	0.85	5.04	1.09	4.80	23

(8.14)%	$527	1.60%	2.49%	1.84%	2.25%	9%
13.20	365	1.60	4.82	1.83	4.59	71
1.53	348	1.60	3.44	1.81	3.23	90
(2.26)	552	1.60	4.29	1.83	4.06	85
4.18	855	1.60	3.98	1.84	3.74	23

(7.89)%	$1,140	1.10%	3.65%	1.34%	3.41%	9%
13.73	1,175	1.10	5.21	1.33	4.98	71
2.09	822	1.10	3.45	1.31	3.24	90
(1.80)	1	1.10	5.17	1.48	4.79	85
4.81	1	1.10	4.22	1.49	3.83	23

(7.66)%	$187,496	0.60%	4.89%	0.84%	4.65%	9%
14.29	278,749	0.60	5.64	0.83	5.41	71
2.56	273,312	0.60	4.21	0.81	4.00	90
(1.50)	317,977	0.60	5.73	0.83	5.50	85
5.24	269,412	0.60	5.05	0.84	4.81	23

First American Funds 2008 Semiannual Report   59

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net	from		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Return of	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	Period

Intermediate Government Bond Fund[1]
Class A
2008[2]	$8.42	$0.10	$0.49	$0.59	$(0.11)	$—	$—	$(0.11)	$8.90
2008[3]	8.00	0.28	0.43	0.71	(0.29)	—	—	(0.29)	8.42
2007[3]	7.99	0.31	0.06	0.37	(0.33)	—	(0.03)	(0.36)	8.00
2006[4]	8.26	0.22	(0.22)	—	(0.22)	(0.05)	—	(0.27)	7.99
2005[5]	8.82	0.27	(0.15)	0.12	(0.28)	(0.40)	—	(0.68)	8.26
2004[5]	10.01	0.24	(0.16)	0.08	(0.24)	(1.03)	—	(1.27)	8.82
Class Y
2008[2]	$8.42	$0.11	$0.48	$0.59	$(0.11)	$—	$—	$(0.11)	$8.90
2008[3]	8.00	0.30	0.42	0.72	(0.30)	—	—	(0.30)	8.42
2007[3]	7.99	0.32	0.06	0.38	(0.34)	—	(0.03)	(0.37)	8.00
2006[4]	8.25	0.22	(0.20)	0.02	(0.23)	(0.05)	—	(0.28)	7.99
2005[5]	8.82	0.28	(0.16)	0.12	(0.29)	(0.40)	—	(0.69)	8.25
2004[5]	10.01	0.26	(0.17)	0.09	(0.25)	(1.03)	—	(1.28)	8.82

Intermediate Term Bond Fund[1]
Class A
2008[2]	$9.90	$0.26	$(1.10)	$(0.84)	$(0.26)	$—	$—	$(0.26)	$8.80
2008[3]	9.73	0.44	0.14	0.58	(0.41)	—	—	(0.41)	9.90
2007[3]	9.68	0.41	0.05	0.46	(0.41)	—	—	(0.41)	9.73
2006[4]	9.99	0.29	(0.27)	0.02	(0.30)	(0.03)	—	(0.33)	9.68
2005[5]	10.25	0.34	(0.17)	0.17	(0.33)	(0.10)	—	(0.43)	9.99
2004[5]	10.46	0.31	(0.10)	0.21	(0.31)	(0.11)	—	(0.42)	10.25
Class Y
2008[2]	$9.87	$0.27	$(1.10)	$(0.83)	$(0.27)	$—	$—	$(0.27)	$8.77
2008[3]	9.70	0.45	0.15	0.60	(0.43)	—	—	(0.43)	9.87
2007[3]	9.65	0.42	0.06	0.48	(0.43)	—	—	(0.43)	9.70
2006[4]	9.96	0.30	(0.27)	0.03	(0.31)	(0.03)	—	(0.34)	9.65
2005[5]	10.22	0.36	(0.17)	0.19	(0.35)	(0.10)	—	(0.45)	9.96
2004[5]	10.43	0.33	(0.11)	0.22	(0.32)	(0.11)	—	(0.43)	10.22

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended December 31, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period July 1 to June 30 in the fiscal year indicated.

[4]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

60   First American Funds 2008 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period	Net Assets	Net Assets	Waivers)	Waivers)	Rate

7.02%	$17,065	0.75%	2.32%	1.19%	1.88%	39%
8.90	6,504	0.75	3.32	1.33	2.74	118
4.68	1,619	0.75	3.80	1.46	3.09	84
0.06	1,689	0.75	3.56	1.26	3.05	70
1.40	1,970	0.75	3.21	1.09	2.87	161
0.98	1,872	0.75	2.69	1.03	2.41	53

7.10%	$134,738	0.60%	2.57%	0.94%	2.23%	39%
9.07	63,784	0.60	3.60	1.08	3.12	118
4.84	37,705	0.60	3.94	1.21	3.33	84
0.30	42,781	0.60	3.70	1.01	3.29	70
1.43	69,349	0.60	3.34	0.84	3.10	161
1.14	129,769	0.60	2.84	0.78	2.66	53

(8.52)%	$22,299	0.85%	5.55%	1.01%	5.39%	19%
6.02	28,364	0.85	4.38	1.01	4.22	102
4.80	30,655	0.85	4.07	1.01	3.91	110
0.23	38,296	0.75	3.88	1.03	3.60	113
1.69	48,426	0.75	3.39	1.05	3.09	118
2.06	63,219	0.75	2.97	1.04	2.68	169

(8.48)%	$651,835	0.70%	5.70%	0.76%	5.64%	19%
6.20	766,932	0.70	4.53	0.76	4.47	102
4.98	752,984	0.70	4.22	0.76	4.16	110
0.34	899,175	0.60	4.03	0.78	3.85	113
1.85	1,074,624	0.60	3.55	0.80	3.35	118
2.22	1,219,707	0.60	3.12	0.79	2.93	169

First American Funds 2008 Semiannual Report   61

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions	Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	from Net	from			Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Return of		Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Capital		Distributions	Period

Short Term Bond Fund[1]
Class A
2008[2]	$9.89	$0.24	$(0.73)	$(0.49)	$(0.21)	$—	$—		$(0.21)	$9.19
2008[3]	9.90	0.45	(0.03)	0.42	(0.43)	—	—		(0.43)	9.89
2007[3]	9.83	0.36	0.09	0.45	(0.38)	—	—		(0.38)	9.90
2006[4]	9.93	0.23	(0.06)	0.17	(0.27)	—	—		(0.27)	9.83
2005[5]	10.11	0.27	(0.16)	0.11	(0.29)	—	—	[7]	(0.29)	9.93
2004[5]	10.26	0.23	(0.15)	0.08	(0.23)	—	—		(0.23)	10.11
Class Y
2008[2]	$9.89	$0.24	$(0.71)	$(0.47)	$(0.22)	$—	$—		$(0.22)	$9.20
2008[3]	9.91	0.46	(0.03)	0.43	(0.45)	—	—		(0.45)	9.89
2007[3]	9.83	0.37	0.10	0.47	(0.39)	—	—		(0.39)	9.91
2006[4]	9.93	0.24	(0.06)	0.18	(0.28)	—	—		(0.28)	9.83
2005[5]	10.11	0.28	(0.16)	0.12	(0.29)	—	(0.01)		(0.30)	9.93
2004[5]	10.26	0.25	(0.16)	0.09	(0.24)	—	—		(0.24)	10.11

Total Return Bond Fund[1]
Class A
2008[2]	$9.90	$0.33	$(1.79)	$(1.46)	$(0.33)	$(0.16)	$—		$(0.49)	$7.95
2008[3]	9.83	0.49	0.05	0.54	(0.47)	—	—		(0.47)	9.90
2007[3]	9.86	0.45	(0.02)	0.43	(0.46)	—	—		(0.46)	9.83
2006[4]	10.18	0.31	(0.33)	(0.02)	(0.30)	—	—		(0.30)	9.86
2005[5]	10.25	0.43	(0.07)	0.36	(0.43)	—	—		(0.43)	10.18
2004[5]	10.23	0.46	0.03	0.49	(0.47)	—	—	[7]	(0.47)	10.25
Class B
2008[2]	$9.86	$0.29	$(1.78)	$(1.49)	$(0.30)	$(0.16)	$—		$(0.46)	$7.91
2008[3]	9.80	0.41	0.05	0.46	(0.40)	—	—		(0.40)	9.86
2007[3]	9.82	0.38	(0.02)	0.36	(0.38)	—	—		(0.38)	9.80
2006[4]	10.14	0.25	(0.32)	(0.07)	(0.25)	—	—		(0.25)	9.82
2005[5]	10.21	0.35	(0.07)	0.28	(0.35)	—	—		(0.35)	10.14
2004[5]	10.20	0.39	0.01	0.40	(0.39)	—	—	[7]	(0.39)	10.21
Class C
2008[2]	$9.84	$0.29	$(1.77)	$(1.48)	$(0.30)	$(0.16)	$—		$(0.46)	$7.90
2008[3]	9.78	0.42	0.04	0.46	(0.40)	—	—		(0.40)	9.84
2007[3]	9.80	0.37	(0.01)	0.36	(0.38)	—	—		(0.38)	9.78
2006[4]	10.12	0.25	(0.32)	(0.07)	(0.25)	—	—		(0.25)	9.80
2005[5]	10.20	0.35	(0.07)	0.28	(0.36)	—	—		(0.36)	10.12
2004[5]	10.18	0.39	0.02	0.41	(0.39)	—	—	[7]	(0.39)	10.20
Class R6
2008[2]	$9.95	$0.32	$(1.80)	$(1.48)	$(0.32)	$(0.16)	$—		$(0.48)	$7.99
2008[3]	9.88	0.47	0.05	0.52	(0.45)	—	—		(0.45)	9.95
2007[3]	9.90	0.43	(0.02)	0.41	(0.43)	—	—		(0.43)	9.88
2006[4]	10.23	0.30	(0.34)	(0.04)	(0.29)	—	—		(0.29)	9.90
2005[5]	10.29	0.41	(0.07)	0.34	(0.40)	—	—		(0.40)	10.23
2004[5]	10.23	0.48	—	0.48	(0.42)	—	—	[7]	(0.42)	10.29
Class Y
2008[2]	$9.89	$0.34	$(1.79)	$(1.45)	$(0.34)	$(0.16)	$—		$(0.50)	$7.94
2008[3]	9.83	0.52	0.04	0.56	(0.50)	—	—		(0.50)	9.89
2007[3]	9.85	0.47	(0.01)	0.46	(0.48)	—	—		(0.48)	9.83
2006[4]	10.17	0.33	(0.33)	—	(0.32)	—	—		(0.32)	9.85
2005[5]	10.24	0.46	(0.07)	0.39	(0.46)	—	—		(0.46)	10.17
2004[5]	10.23	0.49	0.01	0.50	(0.49)	—	—	[7]	(0.49)	10.24

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended December 31, 2008 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period July 1 to June 30 in the fiscal year indicated.

[4]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Includes a tax return of capital of less than $0.01.

[8]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

62   First American Funds 2008 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[8]	Period	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(4.98)%	$51,915	0.74%	4.91%	1.07%	4.58%	24%
4.30	59,933	0.74	4.48	1.05	4.17	55
4.60	66,722	0.75	3.61	1.04	3.32	47
1.75	78,771	0.75	3.11	1.04	2.82	60
1.08	97,863	0.75	2.68	1.05	2.38	64
0.76	130,531	0.75	2.28	1.05	1.98	89

(4.81)%	$256,135	0.59%	5.06%	0.82%	4.83%	24%
4.35	257,403	0.59	4.62	0.80	4.41	55
4.86	311,131	0.60	3.74	0.79	3.55	47
1.87	454,665	0.60	3.26	0.79	3.07	60
1.23	625,392	0.60	2.83	0.80	2.63	64
0.91	943,181	0.60	2.43	0.80	2.23	89

(14.83)%	$11,516	1.00%	7.28%	1.12%	7.16%	64%
5.51	15,567	0.99	4.87	1.11	4.75	124
4.36	13,198	1.00	4.48	1.13	4.35	180
(0.17)	15,522	1.00	4.14	1.17	3.97	166
3.57	19,113	1.00	4.20	1.25	3.95	285
4.89	21,034	1.00	4.54	1.25	4.29	132

(15.22)%	$1,751	1.74%	6.55%	1.86%	6.43%	64%
4.65	2,384	1.74	4.13	1.86	4.01	124
3.69	2,272	1.75	3.74	1.88	3.61	180
(0.74)	3,657	1.75	3.40	1.92	3.23	166
2.81	4,395	1.75	3.45	2.00	3.20	285
3.97	5,474	1.75	3.83	2.00	3.58	132

(15.15)%	$2,200	1.74%	6.50%	1.86%	6.38%	64%
4.66	3,673	1.74	4.22	1.86	4.10	124
3.70	1,792	1.75	3.73	1.88	3.60	180
(0.74)	2,501	1.75	3.40	1.92	3.23	166
2.71	2,858	1.75	3.46	2.00	3.21	285
4.11	3,789	1.75	3.81	2.00	3.56	132

(14.97)%	$224	1.24%	7.05%	1.36%	6.93%	64%
5.22	293	1.24	4.66	1.36	4.54	124
4.20	219	1.25	4.22	1.44	4.03	180
(0.44)	14	1.25	4.05	1.57	3.73	166
3.40	3	1.25	3.98	1.65	3.58	285
4.83	1	1.00	4.64	1.25	4.39	132

(14.74)%	$673,078	0.75%	7.49%	0.87%	7.37%	64%
5.67	1,069,211	0.74	5.15	0.86	5.03	124
4.73	851,513	0.75	4.71	0.88	4.58	180
0.02	378,338	0.75	4.43	0.92	4.26	166
3.83	278,777	0.75	4.43	1.00	4.18	285
5.05	243,018	0.75	4.80	1.00	4.55	132

First American Funds 2008 Semiannual Report   63

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Net Asset
	Value	Net	Gains	Total from	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Investment	End of
	of Period	Income	Investments	Operations	Income	Period

U.S. Government Mortgage Fund[1]
Class A
2008[2]	$10.14	$0.25	$(0.63)	$(0.38)	$(0.27)	$9.49
2008[3]	10.22	0.47	(0.07)	0.40	(0.48)	10.14
2007[3]	10.18	0.46	0.05	0.51	(0.47)	10.22
2006[4]	10.53	0.33	(0.32)	0.01	(0.36)	10.18
2005[5]	10.72	0.41	(0.14)	0.27	(0.46)	10.53
2004[5]	10.89	0.38	(0.09)	0.29	(0.46)	10.72
Class B
2008[2]	$10.16	$0.22	$(0.65)	$(0.43)	$(0.23)	$9.50
2008[3]	10.24	0.40	(0.08)	0.32	(0.40)	10.16
2007[3]	10.20	0.38	0.05	0.43	(0.39)	10.24
2006[4]	10.54	0.27	(0.31)	(0.04)	(0.30)	10.20
2005[5]	10.74	0.33	(0.15)	0.18	(0.38)	10.54
2004[5]	10.90	0.30	(0.08)	0.22	(0.38)	10.74
Class C
2008[2]	$10.10	$0.22	$(0.64)	$(0.42)	$(0.23)	$9.45
2008[3]	10.18	0.40	(0.08)	0.32	(0.40)	10.10
2007[3]	10.15	0.38	0.04	0.42	(0.39)	10.18
2006[4]	10.49	0.27	(0.31)	(0.04)	(0.30)	10.15
2005[5]	10.68	0.33	(0.14)	0.19	(0.38)	10.49
2004[5]	10.84	0.30	(0.09)	0.21	(0.37)	10.68
Class R6
2008[2]	$10.12	$0.24	$(0.63)	$(0.39)	$(0.26)	$9.47
2008[3]	10.21	0.46	(0.10)	0.36	(0.45)	10.12
2007[3]	10.17	0.43	0.06	0.49	(0.45)	10.21
2006[4]	10.51	0.31	(0.31)	—	(0.34)	10.17
2005[5]	10.72	0.37	(0.14)	0.23	(0.44)	10.51
2004[5]	10.85	0.39	(0.10)	0.29	(0.42)	10.72
Class Y
2008[2]	$10.14	$0.27	$(0.64)	$(0.37)	$(0.28)	$9.49
2008[3]	10.22	0.50	(0.08)	0.42	(0.50)	10.14
2007[3]	10.19	0.48	0.05	0.53	(0.50)	10.22
2006[4]	10.53	0.35	(0.31)	0.04	(0.38)	10.19
2005[5]	10.73	0.43	(0.14)	0.29	(0.49)	10.53
2004[5]	10.89	0.41	(0.08)	0.33	(0.49)	10.73

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended December 31, 2008 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period July 1 to June 30 in the fiscal year indicated.

[4]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

64   First American Funds 2008 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(3.80)%	$9,269	0.95%	5.13%	1.22%	4.86%	177%
3.90	11,295	0.95	4.60	1.18	4.37	325
5.07	13,785	0.95	4.41	1.16	4.20	303
0.09	16,059	0.95	4.27	1.11	4.11	220
2.59	24,504	0.95	3.80	1.08	3.67	251
2.74	32,815	0.95	3.53	1.05	3.43	127

(4.26)%	$3,128	1.70%	4.39%	1.97%	4.12%	177%
3.12	3,737	1.70	3.86	1.93	3.63	325
4.26	4,920	1.70	3.66	1.91	3.45	303
(0.38)	6,595	1.70	3.52	1.86	3.36	220
1.72	7,926	1.70	3.05	1.83	2.92	251
2.02	9,155	1.70	2.79	1.80	2.69	127

(4.18)%	$1,943	1.70%	4.39%	1.97%	4.12%	177%
3.14	2,259	1.70	3.86	1.93	3.63	325
4.19	3,077	1.70	3.67	1.91	3.46	303
(0.38)	5,127	1.70	3.52	1.86	3.36	220
1.82	6,585	1.70	3.05	1.83	2.92	251
2.02	10,520	1.70	2.79	1.80	2.69	127

(3.93)%	$1,996	1.20%	4.89%	1.47%	4.62%	177%
3.54	1,585	1.20	4.44	1.43	4.21	325
4.82	204	1.20	4.17	1.41	3.96	303
0.04	7	1.20	4.04	1.51	3.73	220
2.18	3	1.20	3.42	1.48	3.14	251
2.74	1	0.95	3.58	1.05	3.48	127

(3.68)%	$100,956	0.70%	5.37%	0.97%	5.10%	177%
4.16	123,436	0.70	4.85	0.93	4.62	325
5.23	133,960	0.70	4.66	0.91	4.45	303
0.38	140,407	0.70	4.52	0.86	4.36	220
2.75	158,230	0.70	4.05	0.83	3.92	251
3.09	171,143	0.70	3.79	0.80	3.69	127

Notes toFinancial Statements	(unaudited as to December 31, 2008), all dollars and shares are rounded to thousands (000)

1 >	Organization

Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of December 31, 2008, FAIF offered 43 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Each fund is a diversified open-end management investment company.

The funds offer Class A, Class C, Class R, and Class Y shares. Class A shares of Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Class A shares of Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund are sold with a front-end sales charge of 4.25%. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class C and Class R shares are not offered by Intermediate Government Bond Fund, Intermediate Term Bond Fund, or Short Term Bond Fund. Prior to the close of business on June 30, 2008, each fund except Inflation Protected Securities Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund offered Class B shares. Subsequent to this date, no new or additional investments are allowed in Class B shares, except for permitted exchanges and any reinvested dividends. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Investments in closed-end mutual funds are valued at their reported closing prices on the national securities exchange on which they trade.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and

66   First American Funds 2008 Semiannual Report

currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than foreign currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s exchange rate, and the 30-, 60-, 90-, 180-, and 360-day forward rates provided by an independent pricing service.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; security’s previous price and/or trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Price movements in futures contracts and ADRs (American Depositary Receipts), and various other indices, may be reviewed in the course of making a good faith determination of a security’s fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of December 31, 2008, Core Bond Fund and High Income Bond Fund held fair value securities with a value of $0 and $1,711, respectively, or 0.0% and 1.2%, respectively, of total net assets.

The funds adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on July 1, 2008. FAS 157 requires each fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of a fund are investments in preferred stocks, open and closed end funds, and futures with quoted prices.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are corporate bonds, asset-backed securities, mortgage-backed securities, convertible bonds, U.S. government and agency securities, collateralized mortgage obligations, U.S. treasury bills and swaps.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities (or other investments). While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

First American Funds 2008 Semiannual Report   67

Notes toFinancial Statements	(unaudited as to December 31, 2008), all dollars and shares are rounded to thousands (000)

As of December 31, 2008, each fund’s investments in securities were classified as follows:

Fund	Level 1	Level 2	Level 3	Total

Core Bond Fund	$64,799	$1,182,358	$28,693	$1,275,850
High Income Bond Fund	26,661	121,574	3,807	152,042
Inflation Protected Securities Fund	93,767	183,005	997	277,769
Intermediate Government Bond Fund	9,943	143,599	—	153,542
Intermediate Term Bond Fund	52,012	626,324	14,993	693,329
Short Term Bond Fund	31,880	280,276	10,758	322,914
Total Return Bond Fund	27,721	700,495	6,247	734,463
U.S. Government Mortgage Fund	2,224	134,347	—	136,571

As of December 31, 2008, each fund’s investments in other financial instruments* were classified as follows:

Fund	Level 1	Level 2	Level 3	Total

Core Bond Fund	$(4,303)	$3,545	$—	$(758)
High Income Bond Fund	915	(517)	—	398
Inflation Protected Securities Fund	69	570	—	639
Intermediate Government Bond Fund	—	—	—	—
Intermediate Term Bond Fund	(1,621)	2,490	—	869
Short Term Bond Fund	405	(1,315)	—	(910)
Total Return Bond Fund	(2,891)	(4,159)	—	(7,050)
U.S. Government Mortgage Fund	(1,155)	436	—	(719)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Inflation	Intermediate
	Core	High Income	Protected	Term	Short Term	Total Return
	Bond	Bond	Securities	Bond	Bond	Bond
	Fund	Fund	Fund	Fund	Fund	Fund

Balance as of June 30, 2008	$36,736	$3,374	$1,275	$18,683	$12,409	$8,784
Accrued discounts/ premiums	1	6	—	—	—	—
Realized gain (loss)	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	(7,979)	(750)	(278)	(3,683)	(1,651)	(2,532)
Net purchases (sales)	(18)	389	—	(7)	—	(5)
Transfers in and/or out of Level 3	(47)	788	—	—	—	—
Balance as of December 31, 2008	$28,693	$3,807	$997	$14,993	$10,758	$6,247

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS  – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the last business day of each month. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes is required.

Financial Accounting Standards Board “FASB” Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. As of December 31, 2008, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to deferred wash sale and straddle losses, paydowns on pass through obligations, expiration of capital loss carryforwards, tax mark-to-market adjustments for certain derivatives in accordance with IRC Section 1256, and tax mark-to-market adjustments under Section 311(e) of the

68   First American Funds 2008 Semiannual Report

Taxpayer Relief Act of 1997. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the six-month period from net investment income may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income was recorded by the fund. The distributions paid during the six-month period ended December 31, 2008 (estimated) and the fiscal year ended June 30, 2008 (adjusted by dividends payable as of December 31, 2008 and June 30, 2008) were as follows:

	December 31, 2008

	Ordinary	Long	Total
Fund	Income	Term Gain	Income

Core Bond Fund	$45,771	$—	$45,771
High Income Bond Fund	10,238	—	10,238
Inflation Protected Securities Fund	11,447	—	11,447
Intermediate Government Bond Fund	1,213	—	1,213
Intermediate Term Bond Fund	20,767	—	20,767
Short Term Bond Fund	7,460	—	7,460
Total Return Bond Fund	35,543	14,440	49,983
U.S. Government Mortgage Fund	3,633	—	3,633

June 30, 2008
Ordinary
Fund	Income

Core Bond Fund	$76,512
High Income Bond Fund	19,566
Inflation Protected Securities Fund	13,597
Intermediate Government Bond Fund	2,075
Intermediate Term Bond Fund	33,624
Short Term Bond Fund	15,318
Total Return Bond Fund	47,944
U.S. Government Mortgage Fund	7,208

As of June 30, 2008, the funds’ most recently completed fiscal year-end, components of accumulated earnings (deficit) on a tax basis were as follows:

			Accumulated		Total
	Undistributed	Undistributed	Capital and	Unrealized	Accumulated
	Ordinary	Long Term	Post-October	Appreciation	Earnings
Fund	Income	Capital Gains	Losses	Depreciation	Deficit

Core Bond Fund	$7,234	$—	$(1,001)	$(55,443)	$(49,210)
High Income Bond Fund	2,422	—	(9,610)	(19,405)	(26,593)
Inflation Protected Securities Fund	3,748	—	(7,137)	2,463	(926)
Intermediate Government Bond Fund	—	—	(436)	(185)	(621)
Intermediate Term Bond Fund	2,863	—	(3,607)	(21,108)	(21,852)
Short Term Bond Fund	299	—	(16,849)	(5,504)	(22,054)
Total Return Bond Fund	18,949	188	(85)	(40,104)	(21,052)
U.S. Government Mortgage Fund	588	—	(9,258)	(4,028)	(12,698)

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and straddles, tax mark-to-market adjustments for certain derivatives in accordance with IRC Section 1256, and tax mark-to-market adjustments made under Section 311(e) of the Taxpayer Relief Act of 1997.

First American Funds 2008 Semiannual Report   69

Notes toFinancial Statements  (unaudited as to December 31, 2008), all dollars and shares are rounded to thousands (000)

As of June 30, 2008, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2009	2010	2011	2012	2013	2014	2015	2016	Total

Core Bond Fund	$—	$—	$—	$—	$—	$—	$994	$—	$994
High Income Bond Fund	—	—	1,250	—	—	—	—	1,453	2,703
Inflation Protected Securities Fund	—	—	—	—	—	256	5,928	953	7,137
Intermediate Government Bond Fund	—	—	—	—	—	—	436	—	436
Intermediate Term Bond Fund	—	—	—	—	—	—	3,607	—	3,607
Short Term Bond Fund	—	—	—	1,315	—	8,101	7,433	—	16,849
Total Return Bond Fund	—	—	—	—	—	—	—	—	—
U.S. Government Mortgage Fund	—	—	—	3,145	1,293	555	1,629	2,446	9,068

Certain funds incurred a loss for tax purposes for the period from November 1, 2007 to June 30, 2008. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending June 30, 2009. The following funds had deferred losses:

Fund	Amount

Core Bond Fund	$7
High Income Bond Fund	6,907
Total Return Bond Fund	85
U.S. Government Mortgage Fund	190

FUTURES TRANSACTIONS – In order to gain exposure or protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each fund may enter into futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

As of December 31, 2008, the following funds had outstanding futures contracts as disclosed in their Schedule of Investments: Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund.

SWAP AGREEMENTS – The funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The funds may enter into credit default, interest rate, and total return swap agreements to manage exposure to credit and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the fund are included as part of other income on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the reference entity or index. As a seller of protection on credit default

70   First American Funds 2008 Semiannual Report

swap agreements, a fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference entity. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a fund owns or has exposure to the reference entity) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific reference entity as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference entity. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the reference entity or to take an active long or short position with respect to the likelihood of a particular reference entity’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to

First American Funds 2008 Semiannual Report   71

Notes toFinancial Statements  (unaudited as to December 31, 2008), all dollars and shares are rounded to thousands (000)

be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2008 for which a fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective reference entity or index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same reference entity or entities. As of December 31, 2008, the following funds had outstanding credit default swap agreements as disclosed in their Schedule of Investments: Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund.

Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets. As of December 31, 2008, the following funds had outstanding interest rate swap agreements: Core Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund.

Certain funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. As of December 31, 2008, no funds had outstanding total return swap agreements.

OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance returns. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When an option written expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option. As of December 31, 2008, no funds held written options.

Options purchased are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of December 31, 2008, no funds held purchased options.

INFLATION-INDEXED BONDS – The funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed

72   First American Funds 2008 Semiannual Report

income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

FOREIGN CURRENCY TRANSLATION  – The books and records of Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, and Total Return Bond Fund relating to the funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following basis:

•	market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

•	purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

The funds do not isolate the portion of gains and losses on investments in debt securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The funds isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the federal income tax regulations. Such amounts are categorized as foreign currency gain(loss) for both financial reporting and income tax reporting purposes.

The funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

As of December 31, 2008, no funds held non-U.S. dollar denominated investments.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to their delivery. Each fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. As of December 31, 2008, Core Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund had when-issued or forward-commitment securities outstanding with a total cost of $41,777, $22,482, and $16,702, respectively.

In connection with the ability to purchase securities on a when-issued basis, each fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to “rollover” its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended December 31, 2008, the funds had no outstanding dollar roll transactions.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. As of December 31, 2008, Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund had investments in illiquid securities with a total value of $10,933, $10,114, $1,403, $7,598, $4,836, $11,253, and $326, respectively, or 0.9%, 6.9%, 0.7%, 1.1%, 1.6%, 1.6%, and 0.3%, respectively, of total net assets.

First American Funds 2008 Semiannual Report   73

Notes toFinancial Statements  (unaudited as to December 31, 2008), all dollars and shares are rounded to thousands (000)

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

		Dates	Cost
Core Bond Fund	Par	Acquired	Basis

Amresco Residential Security Mortgage, Series 1997-3, Class A9	$54	10/02	$55
Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	4,355	2/07	4,233
Duty Free International	2,191	1/99-7/99	2,187
Green Tree Financial, Series 2008- MH1, Class A1	3,834	9/08	3,700
GS Mortgage Securities II, Series 2006-RR2, Class A1	4,321	7/06	4,239
Saxon Asset Securities Trust, Series 2004-1, Class A	178	1/04	178
Washington Mutual Master Note Trust, Series 2007-C1, Class C1	4,075	8/07	3,903
Westam Mortgage Financial, Series 11, Class A	46	9/97	45

			Dates	Cost
High Income Bond Fund	Par/Shares		Acquired	Basis

AVA Capital Trust III	$3,335		9/06-10/08	$3,304
American Airlines, Series 2001-1	$1,257		12/05-1/07	1,191
American Home Mortgage Investments	10		7/07	190
American Real Estate	$1,250		4/07-3/08	1,238
BLT Finance BV	$650		4/07	650
Exopack Holding	$500		6/08	475
Exum, Series 2007-1A, Class C	$1,000		2/07	1,000
Exum, Series 2007-2A, Class C	$1,000		4/07	1,000
Green Tree Financial, Series 1998-1, Class A4	$7		5/99	7
Greentown China Holdings	$1,550		11/06-5/08	1,478
Headwaters	$1,500		7/07-2/08	1,320
Intertape Polymer Group	$1,850		4/08-5/08	1,632
Newark Group	$800		6/05	759
Nuveen Investments	$2,050		3/08-4/08	1,374
Ultrapetrol	$750		3/07	759
Wesfarmers	$1,000		4/08	1,010
Viatel Holding Bermuda	—	*	6/08	—

*	Due to the presentation of the financial statements in thousands, the number rounds to zero.

		Dates	Cost
Inflation Protected Securities Fund	Par	Acquired	Basis

Headwaters	$280	7/07-11/07	$2,545
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B	845	6/06	8,455
Washington Mutual Master Note Trust, Series 2007-C1, Class C1	625	8/07	5,999

		Date	Cost
Intermediate Term Bond Fund	Par	Acquired	Basis

Amresco Residential Security Mortgage, Series 1997-3, Class A9	$37	10/02	$38
Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	2,350	2/07	2,284
Contimortgage Home Equity Loan Trust, Series 1997-2, Class A9	29	10/02	30
Green Tree Financial, Series 1996-9, Class A5	117	4/00	116
Green Tree Financial, Series 2008-MH1, Class A1	2,060	9/08	1,988
GS Mortgage Securities II, Series 2006-RR2, Class A1	2,250	7/06	2,208
Salomon Brothers Mortgage Securities, Series 1986-1, Class A	17	8/97	17
Saxon Asset Securities Trust, Series 2004-1, Class A	142	1/04	142
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B	1,800	6/06	1,800
Washington Mutual Master Note Trust, Series 2007-C1, Class C1	1,920	8/07	1,839
Westam Mortgage Financial, Series 11, Class A	29	11/97	28

		Date	Cost
Short Term Bond Fund	Par	Acquired	Basis

Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	$1,242	2/07	$1,207
Equivantage Home Equity Loan Trust, Series 1996-1, Class A	41	2/99	41
Equivantage Home Equity Loan Trust, Series 1996-4, Class A	213	1/00	209
Green Tree Financial, Series 2008-MH1, Class A1	885	9/08	854
IMC Home Equity Loan Trust, Series 1998-3, Class A7	1,476	10/02	1,522
Washington Mutual Master Note Trust, Series 2007-C1, Class C1	1,855	8/07	1,777

		Date	Cost
Total Return Bond Fund	Par	Acquired	Basis

BLT Finance BV	$900	8/07	$857
Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	2,185	2/07	2,124
Galaxy Entertainment	575	3/06	593
Green Tree Financial, Series 2008-MH1, Class A1	2,735	9/08	2,640
Greentown China Holdings – REIT	1,685	11/06-2/07	1,700
GRMT Mortgage Loan Trust, Series 2001-1A, Class M1	166	5/01	166
GS Mortgage Securities II, Series 2006-RR2, Class A1	1,518	7/06	1,490
Headwaters	1,925	7/07-2/08	1,683
LG Electronics	785	6/05	781
Shimao Property Holdings	620	1/07	631
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B	1,695	6/06	1,695
Ultrapetrol	750	9/07	727
Washington Mutual Master Note Trust, Series 2007-C1, Class C1	2,150	8/07	2,059

74   First American Funds 2008 Semiannual Report

		Date	Cost
U.S. Government Mortgage Fund	Par	Acquired	Basis

GRMT Mortgage Loan Trust, Series 2001-1A, Class M1	$55	9/02	$57
Washington Mutual Master Note Trust, Series 2007-C1, Class C1	375	8/07	359

SECURITIES LENDING – In order to generate additional income, each fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions or credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.
U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). U.S. Bank receives fees as a percentage of each fund’s net income from securities lending transactions. Collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such fund’s average daily net assets in this money market fund. Securities lending fees paid to U.S. Bank by the funds during the six-month period ended December 31, 2008, were as follows:

Fund	Amount

Core Bond Fund	$156
High Income Bond Fund	34
Inflation Protected Securities Fund	184
Intermediate Term Bond Fund	48
Short Term Bond Fund	22
Total Return Bond Fund	67
U.S. Government Mortgage Fund	10

Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended December 31, 2008.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Fund

Core Bond Fund	0.50%
High Income Bond Fund	0.70
Inflation Protected Securities Fund	0.50
Intermediate Government Bond Fund	0.50
Intermediate Term Bond Fund	0.50
Short Term Bond Fund	0.50
Total Return Bond Fund	0.60
U.S. Government Mortgage Fund	0.50

FAF Advisors has agreed to waive fees and reimburse other fund expenses at least through June 30, 2009, so that total

First American Funds 2008 Semiannual Report   75

Notes toFinancial Statements  (unaudited as to December 31, 2008), all dollars and shares are rounded to thousands (000)

fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A	B	C	R	Y

Core Bond Fund	0.95%	1.70%	1.70%	1.20%	0.70%
High Income Bond Fund	1.10	1.85	1.85	1.35	0.85
Inflation Protected Securities Fund	0.85	NA	1.60	1.10	0.60
Intermediate Government Bond Fund	0.75	NA	NA	NA	0.60
Intermediate Term Bond Fund	0.85	NA	NA	NA	0.70
Short Term Bond Fund	0.75	NA	NA	NA	0.60
Total Return Bond Fund	1.00	1.75	1.75	1.25	0.75
U.S. Government Mortgage Fund	0.95	1.70	1.70	1.20	0.70

NA = Not Applicable

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in “Fee waivers” in the Statements of Operations.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on a annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the custodian for each fund pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended December 31, 2008, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned as follows:

Fund	Increased	Decreased

Core Bond Fund	$—	$1
High Income Bond Fund	—	—
Inflation Protected Securities Fund	—	—
Intermediate Government Bond Fund	—	—
Intermediate Term Bond Fund	1	2
Short Term Bond Fund	—	1
Total Return Bond Fund	—	3
U.S. Government Mortgage Fund	—	—

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets of the Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Quasar is currently waiving a portion of its 12b-1 fees for Class A shares, limiting its fees to 0.15% of average daily net assets for Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund.

For the six-month period ended December 31, 2008, total distribution and shareholder servicing fees waived by

76   First American Funds 2008 Semiannual Report

Quasar for the funds included in this semiannual report were as follows:

Fund	Amount

Intermediate Government Bond Fund	$5
Intermediate Term Bond Fund	12
Short Term Bond Fund	28

Under the distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended December 31, 2008:

Fund	Amount

Core Bond Fund	$69
High Income Bond Fund	13
Inflation Protected Securities Fund	4
Intermediate Government Bond Fund	2
Intermediate Term Bond Fund	10
Short Term Bond Fund	21
Total Return Bond Fund	23
U.S. Government Mortgage Fund	16

OTHER FEES AND EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended December 31, 2008, legal fees and expenses of $22 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

CDSC as a Percentage
Year Since	of Dollar Amount
Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended December 31, 2008, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Core Bond Fund	$17
High Income Bond Fund	5
Inflation Protected Securities Fund	4
Intermediate Government Bond Fund	1
Intermediate Term Bond Fund	3
Short Term Bond Fund	2
Total Return Bond Fund	4
U.S. Government Mortgage Fund	5

First American Funds 2008 Semiannual Report   77

Notes toFinancial Statements  (unaudited as to December 31, 2008), all dollars and shares are rounded to thousands (000)

4 >	Capital Share Transactions

FAIF has 366 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Core		High Income		Inflation Protected
	Bond Fund		Bond Fund		Securities Fund

	Six-		Six-		Six-
	Month		Month		Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/08	6/30/08	12/31/08	6/30/08	12/31/08	6/30/08

Class A:
Shares issued	477	926	1,143	1,519	158	93
Shares issued in lieu of cash distributions	214	314	102	152	11	11
Shares redeemed	(1,248)	(2,057)	(500)	(1,857)	(58)	(69)

Total Class A transactions	(557)	(817)	745	(186)	111	35

Class B:
Shares issued	25	58	6	19	—	—
Shares issued in lieu of cash distributions	18	27	12	18	—	—
Shares redeemed	(116)	(267)	(87)	(134)	—	—

Total Class B transactions	(73)	(182)	(69)	(97)	—	—

Class C:
Shares issued	39	75	23	96	45	24
Shares issued in lieu of cash distributions	9	13	20	29	1	1
Shares redeemed	(71)	(108)	(95)	(262)	(24)	(26)

Total Class C transactions	(23)	(20)	(52)	(137)	22	(1)

Class R:
Shares issued	9	31	12	25	20	39
Shares issued in lieu of cash distributions	1	1	—	1	5	5
Shares redeemed	(2)	(12)	—	(24)	(14)	(16)

Total Class R transactions	8	20	12	2	11	28

Class Y:
Shares issued	19,425	26,213	1,574	4,262	3.319	11,776
Shares issued in lieu of cash distributions	1,212	1,781	135	202	220	300
Shares redeemed	(37,064)	(34,706)	(5,122)	(5,096)	(10,138)	(13,737)

Total Class Y transactions	(16,427)	(6,712)	(3,413)	(632)	(6,599)	(1,661)

Net decrease in capital shares	(17,072)	(7,711)	(2,777)	(1,050)	(6,455)	(1,599)

	Intermediate
	Government		Intermediate Term		Short Term
	Bond Fund		Bond Fund		Bond Fund

	Six-		Six-		Six-
	Month		Month		Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/08	6/30/08	12/31/08	6/30/08	12/31/08	6/30/08

Class A:
Shares issued	1,381	713	136	421	194	202
Shares issued in lieu of cash distributions	12	17	63	101	101	209
Shares redeemed	(250)	(159)	(530)	(808)	(709)	(1,088)

Total Class A transactions	1,143	571	(331)	(286)	(414)	(677)

Class Y:
Shares issued	9,308	5,221	10,302	18,514	5,821	2,014
Shares issued in lieu of cash distributions	80	130	641	1,058	195	2,093
Shares redeemed	(1,835)	(2,484)	(14,330)	(19,495)	(4,187)	(10,889)

Total Class Y transactions	7,553	2,867	(3,387)	77	1,829	(6,782)

Net increase (decrease) in capital shares	8,696	3,438	(3,718)	(209)	1,415	(7,459)

78   First American Funds 2008 Semiannual Report

	Total Return		U.S. Government
	Bond Fund		Mortgage Fund

	Six-		Six-
	Month		Month
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	12/31/08	6/30/08	12/31/08	6/30/08

Class A:
Shares issued	189	655	58	76
Shares issued in lieu of cash distributions	69	55	25	48
Shares redeemed	(382)	(480)	(220)	(359)

Total Class A transactions	(124)	230	(137)	(235)

Class B:
Shares issued	16	67	5	15
Shares issued in lieu of cash distributions	10	6	7	14
Shares redeemed	(47)	(63)	(51)	(141)

Total Class B transactions	(21)	10	(39)	(112)

Class C:
Shares issued	54	224	23	14
Shares issued in lieu of cash distributions	14	8	4	8
Shares redeemed	(162)	(42)	(45)	(100)

Total Class C transactions	(94)	190	(18)	(78)

Class R:
Shares issued	8	19	95	164
Shares issued in lieu of cash distributions	2	1	5	3
Shares redeemed	(11)	(13)	(46)	(30)

Total Class R transactions	(1)	7	54	137

Class Y:
Shares issued	23,775	43,763	885	2,582
Shares issued in lieu of cash distributions	1,888	1,695	64	126
Shares redeemed	(48,988)	(24,057)	(2,481)	(3,637)

Total Class Y transactions	(23,325)	21,401	(1,532)	(929)

Net increase (decrease) in capital shares	(23,565)	21,838	(1,672)	(1,217)

First American Funds 2008 Semiannual Report   79

Notes toFinancial Statements  (unaudited as to December 31, 2008), all dollars and shares are rounded to thousands (000)

Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. Class B shares converted to Class A shares (reflected as Class A shares issued and Class B shares redeemed) during the six-month period ended December 31, 2008 and the fiscal year ended June 30, 2008, were as follows:

	Six-Month Period	Year
	Ended	Ended
Fund	12/31/08	6/30/08

Core Bond Fund	20	66
High Income Bond Fund	10	8
Total Return Bond Fund	10	7
U.S. Government Mortgage Fund	—	7

5 >	Investment Security Transactions

During the six-month period ended December 31, 2008, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	U.S. Government		Other Investment
	Securities		Securities

Fund	Purchases	Sales	Purchases	Sales

Core Bond Fund	$888,199	$1,086,323	$149,066	$228,862
High Income Bond Fund	—	—	71,157	91,209
Inflation Protected Securities Fund	19,695	83,972	1,826	3,881
Intermediate Government Bond Fund	105,197	36,244	—	—
Intermediate Term Bond Fund	40,215	88,782	93,768	111,532
Short Term Bond Fund	11,061	14,197	76,425	57,556
Total Return Bond Fund	483,759	646,207	109,225	179,135
U.S. Government Mortgage Fund	279,469	297,296	4,014	8,049

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes as of December 31, 2008, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Core Bond Fund	$19,872	$(230,720)	$(210,848)	$1,486,698
High Income Bond Fund	1,371	(69,476)	(68,105)	220,147
Inflation Protected Securities Fund	118	(19,009)	(18,891)	296,660
Intermediate Government Bond Fund	6,964	(280)	6,684	146,858
Intermediate Term Bond Fund	6,774	(97,804)	(91,030)	784,359
Short Term Bond Fund	2,352	(27,910)	(25,558)	348,472
Total Return Bond Fund	14,219	(178,497)	(164,278)	898,741
U.S. Government Mortgage Fund	2,560	(12,125)	(9,565)	146,136

6 >	Options Written

Transactions in options written for the six-month period ended December 31, 2008, were as follows:

	Put Options Written		Call Options Written

	Number of	Premium	Number of	Premium
Core Bond Fund	Contracts	Amount	Contracts	Amount

Balance at June 30, 2008	—	$—	—	$—
Opened	—	—	195	164
Expired	—	—	—	—
Closed	—	—	(195)	(164)
Balance at December 31, 2008	—	$—	—	$—

	Put Options Written		Call Options Written

	Number of	Premium	Number of	Premium
Inflation Protected Securities Fund	Contracts	Amount	Contracts	Amount

Balance at June 30, 2008	—	$—	—	$—
Opened	—	—	37	31
Expired	—	—	—	—
Closed	—	—	(37)	(31)
Balance at December 31, 2008	—	$—	—	$—

	Put Options Written		Call Options Written

	Number of	Premium	Number of	Premium
Short-Term Bond Fund	Contracts	Amount	Contracts	Amount

Balance at June 30, 2008	—	$—	—	$—
Opened	—	—	38	32
Expired	—	—	—	—
Closed	—	—	(38)	(32)
Balance at December 31, 2008	—	$—	—	$—

	Put Options Written		Call Options Written

	Number of	Premium	Number of	Premium
Total Return Bond Fund	Contracts	Amount	Contracts	Amount

Balance at June 30, 2008	537	$384	895	$470
Opened	588	297	1,130	707
Expired	—	—	—	—
Closed	(1,125)	(681)	(2,025)	(1,177)
Balance at December 31, 2008	—	—	—	—

7 >	Concentration of Risks

Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and Total Return Bond Fund invest in lower-rated (e.g., rated Ba or lower by Moody’s or BB or lower by Standard & Poor’s or Fitch) corporate and foreign debt obligations, which are commonly referred to as “junk bonds.” Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

8 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have

80   First American Funds 2008 Semiannual Report

not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9 >	New Accounting Pronouncements

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”), which requires enhanced disclosures about a fund’s derivative and hedging activities. FAS 161, is effective for financial statements issued for periods beginning after November 15, 2008 and interim periods within those fiscal years. The funds do not expect FAS 161, to have a material impact on the financial statement amounts; however, additional disclosures will be required.

First American Funds 2008 Semiannual Report   81

Notice toShareholders	December 31, 2008 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at firstamericanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter-end.

82   First American Funds 2008 Semiannual Report

Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; Chair of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0056-09  2/2009  SAR-INCOME

First American Funds.

December 31, 2008

2008 Semiannual Report

Tax Free Income Funds

Mutual fund investing involves risk; principal loss is possible.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2008 Semiannual Report   1

Holdings Summaries

Arizona Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Revenue Bonds[3]	74.2%
General Obligations[3]	16.5
Certificates of Participation[3]	5.2
Short-Term Investments	2.6
Other Assets and Liabilities, Net[4]	1.5

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	17.9%
AA	21.6
A	33.5
BBB	18.7
Non-Rated	8.3

100.0%

California Intermediate Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Revenue Bonds[3]	69.1%
General Obligations[3]	22.3
Certificates of Participation[3]	4.6
Short-Term Investments	4.3
Other Assets and Liabilities, Net[4]	(0.3)

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	5.4%
AA	21.5
A	39.6
BBB	27.8
BB	0.5
Non-Rated	5.2

100.0%

California Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Revenue Bonds[3]	74.1%
General Obligations[3]	21.4
Certificates of Participation[3]	6.4
Short-Term Investment	0.1
Other Assets and Liabilities, Net[4]	(2.0)

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	10.7%
AA	18.3
A	36.2
BBB	32.7
Non-Rated	2.1

100.0%

Colorado Intermediate Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Revenue Bonds[3]	74.4%
General Obligations[3]	18.4
Certificates of Participation[3]	5.6
Short-Term Investment	2.1
Other Assets and Liabilities, Net[4]	(0.5)

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	4.4%
AA	33.7
A	22.9
BBB	29.9
Non-Rated	9.1

100.0%

[1]	Sector allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of December 31, 2008, 23.1%, 6.6%, 3.8%, and 16.9% of net assets in Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, and Colorado Intermediate Tax Free Fund, respectively, were pre-refunded and escrowed to maturity issues.

[4]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2008 Semiannual Report

Colorado Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Revenue Bonds[3]	77.3%
Certificates of Participation[3]	12.3
General Obligations[3]	8.2
Short-Term Investment	2.2

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	7.0%
AA	22.2
A	35.2
BBB	31.0
Non-Rated	4.6

100.0%

Intermediate Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Revenue Bonds[3]	63.9%
General Obligations[3]	32.1
Certificates of Participation[3]	2.5
Short-Term Investments	0.8
Other Assets and Liabilities, Net[4]	0.7

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	16.0%
AA	28.5
A	28.5
BBB	18.1
BB	0.3
Non-Rated	8.6

100.0%

Minnesota Intermediate Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Revenue Bonds[3]	67.8%
General Obligations[3]	29.3
Certificates of Participation[3]	1.7
Other Assets and Liabilities, Net[4]	1.2

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	3.1%
AA	32.6
A	36.3
BBB	16.4
BB	1.7
Non-Rated	9.9

100.0%

Minnesota Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Revenue Bonds[3]	86.7%
General Obligations[3]	8.1
Certificate of Participation[3]	1.5
Short-Term Investments	4.0
Other Assets and Liabilities, Net[4]	(0.3)

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	13.1%
AA	19.0
A	37.7
BBB	7.7
BB	0.4
Non-Rated	22.1

100.0%

[1]	Sector allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of December 31, 2008, 20.3%, 16.3%, 8.6%, and 9.4% of net assets in Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, and Minnesota Tax Free Fund, respectively, were pre-refunded and escrowed to maturity issues.

[4]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2008 Semiannual Report   3

Missouri Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Revenue Bonds[3]	83.0%
General Obligations[3]	8.5
Certificates of Participation[3]	7.5
Other Assets and Liabilities, Net[4]	1.0

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	32.0%
AA	31.6
A	13.9
BBB	14.2
Non-Rated	8.3

100.0%

Nebraska Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Revenue Bonds[3]	80.7%
General Obligations[3]	18.7
Short-Term Investments	1.1
Other Assets and Liabilities, Net[4]	(0.5)

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	10.6%
AA	43.3
A	27.4
BBB	10.1
Non-Rated	8.6

100.0%

Ohio Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Revenue Bonds[3]	63.1%
General Obligations[3]	35.3
Short-Term Investments	1.0
Other Assets and Liabilities, Net[4]	0.6

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	10.0%
AA	40.5
A	31.3
BBB	15.0
Non-Rated	3.2

100.0%

Oregon Intermediate Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

General Obligations[3]	51.6%
Revenue Bonds[3]	45.0
Certificates of Participation[3]	2.3
Short-Term Investments	0.6
Other Assets and Liabilities, Net[4]	0.5

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	17.6%
AA	48.6
A	15.8
BBB	12.6
Non-Rated	5.4

100.0%

[1]	Sector allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of December 31, 2008, 12.8%, 3.2%, 7.5%, and 13.0% of net assets in Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund, respectively, were pre-refunded and escrowed to maturity issues.

[4]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

4   First American Funds 2008 Semiannual Report

Short Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Revenue Bonds[3]	49.4%
Short-Term Investments	24.9
General Obligations[3]	23.1
Certificate of Participation[3]	4.3
Other Assets and Liabilities, Net[4]	(1.7)

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	24.5%
AA	30.6
A	28.0
BBB	10.1
BB	0.2
Non-Rated	6.6

100.0%

Tax Free Fund

 Sector Allocation as of December 31, 20081 (% of net assets)

Revenue Bonds[3]	88.5%
General Obligations[3]	9.1
Certificates of Participation[3]	1.4
Short-Term Investments	1.4
Other Assets and Liabilities, Net[4]	(0.4)

100.0%

 Bond Credit Quality as of December 31, 20082 (% of market value)

AAA	8.3%
AA	16.3
A	28.8
BBB	31.9
Non-Rated	14.7

100.0%

[1]	Sector allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of December 31, 2008, 3.6% and 7.9% of net assets in Short Tax Free Fund and Tax Free Fund, respectively, were pre-refunded and escrowed to maturity issues.

[4]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2008 Semiannual Report   5

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Arizona Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[2]	$1,000.00	$923.00	$3.64

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[2]	$1,000.00	$921.90	$5.57

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[2]	$1,000.00	$925.10	$2.43

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2008 of -7.70%, -7.81%, and -7.49% for Class A, Class C, and Class Y, respectively.

 California Intermediate Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[4]	$1,000.00	$967.80	$3.47

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

Class Y Actual[4]	$1,000.00	$966.90	$3.47

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.70% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2008 of -3.22% and -3.31% for Class A and Class Y, respectively.

6   First American Funds 2008 Semiannual Report

 California Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[2]	$1,000.00	$925.30	$3.15

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31

Class C Actual[2]	$1,000.00	$923.00	$5.57

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[2]	$1,000.00	$926.00	$2.43

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.65%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2008 of -7.47%, -7.70%, and -7.40% for Class A, Class C, and Class Y, respectively.

 Colorado Intermediate Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[4]	$1,000.00	$977.90	$4.24

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class Y Actual[4]	$1,000.00	$978.60	$3.49

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2008 of -2.21% and -2.14% for Class A and Class Y, respectively.

 Colorado Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[5] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[6]	$1,000.00	$904.00	$3.60

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[6]	$1,000.00	$901.90	$5.51

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[6]	$1,000.00	$906.20	$2.40

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

[5]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[6]	Based on the actual returns for the six-month period ended December 31, 2008 of -9.60%, -9.81%, and -9.38% for Class A, Class C, and Class Y, respectively.

 Intermediate Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[7] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[8]	$1,000.00	$983.60	$3.75

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class Y Actual[8]	$1,000.00	$983.80	$3.50

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[7]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[8]	Based on the actual returns for the six-month period ended December 31, 2008 of -1.64% and -1.62% for Class A and Class Y, respectively.

First American Funds 2008 Semiannual Report   7

Expense Examples

 Minnesota Intermediate Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[2]	$1,000.00	$968.50	$3.72

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class Y Actual[2]	$1,000.00	$969.60	$3.48

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2008 of -3.15% and -3.04% for Class A and Class Y, respectively.

 Minnesota Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[4]	$1,000.00	$909.00	$4.09

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class C Actual[4]	$1,000.00	$906.30	$6.49

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87

Class Y Actual[4]	$1,000.00	$909.60	$3.37

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2008 of -9.10%, -9.37%, and -9.04% for Class A, Class C, and Class Y, respectively.

 Missouri Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[5] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[6]	$1,000.00	$939.30	$4.64

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84

Class C Actual[6]	$1,000.00	$938.00	$6.59

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87

Class Y Actual[6]	$1,000.00	$940.40	$3.42

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[5]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[6]	Based on the actual returns for the six-month period ended December 31, 2008 of -6.07%, -6.20%, and -5.96% for Class A, Class C, and Class Y, respectively.

8   First American Funds 2008 Semiannual Report

 Nebraska Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[2]	$1,000.00	$930.80	$3.65

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[2]	$1,000.00	$928.40	$5.59

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[2]	$1,000.00	$931.90	$2.43

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2008 of -6.92%, -7.16%, and -6.81% for Class A, Class C, and Class Y, respectively.

 Ohio Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[4]	$1,000.00	$950.10	$3.69

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[4]	$1,000.00	$947.50	$5.65

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[4]	$1,000.00	$951.30	$2.46

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2008 of -4.99%, -5.25%, and -4.87% for Class A, Class C, and Class Y, respectively.

 Oregon Intermediate Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[5] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[6]	$1,000.00	$993.30	$4.27

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class Y Actual[6]	$1,000.00	$995.10	$3.52

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[5]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[6]	Based on the actual returns for the six-month period ended December 31, 2008 of -0.67% and -0.49% for Class A and Class Y, respectively.

 Short Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[7] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[8]	$1,000.00	$983.30	$3.75

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class Y Actual[8]	$1,000.00	$984.00	$3.00

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

[7]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[8]	Based on the actual returns for the six-month period ended December 31, 2008 of -1.67% and -1.60% for Class A and Class Y, respectively.

First American Funds 2008 Semiannual Report   9

Expense Examples

 Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/08 to
	Value (7/01/08)	Value (12/31/08)	12/31/08)

Class A Actual[2]	$1,000.00	$861.70	$3.52

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[2]	$1,000.00	$858.30	$6.32

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87

Class Y Actual[2]	$1,000.00	$862.00	$3.29

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2008 of -13.83%, -14.17%, and -13.80% for Class A, Class C, and Class Y, respectively.

10   First American Funds 2008 Semiannual Report

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Arizona Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 95.9%
Revenue Bonds – 74.2%
Continuing Care Retirement Communities – 9.1%
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ◊	$200	$239
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	400	216
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	66
Maricopa County Industrial Development Authority, Senior Living Health Care Revenue, Immanuel Care, Series A (GNMA)
4.850%, 08/20/2026	750	650
5.000%, 08/20/2035	1,000	848
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	157	138

		2,157

Education – 9.6%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	425	244
Gilbert Industrial Development Authority, Southwest Student Services, Pre-refunded 02/01/2009 @ 102
5.850%, 02/01/2019 ◊	1,000	1,024
Glendale Industrial Development Authority, Midwestern University
5.250%, 05/15/2014	140	143
5.000%, 05/15/2031	500	399
Glendale Industrial Development Authority, Midwestern University, Series A, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2021 ◊	250	275
Pima County Industrial Development Authority, Education Revenue, American Charter Schools Foundation, Series A
5.500%, 07/01/2026	275	187

		2,272

Healthcare – 21.4%
Arizona Health Facilities Authority, Banner Health, Series A
5.000%, 01/01/2021	280	257
Arizona Health Facilities Authority, Banner Health, Series D
5.375%, 01/01/2032	150	127
Arizona Health Facilities Authority, Blood Systems Incorporated
4.750%, 04/01/2025	300	234
Arizona Health Facilities Authority, John C. Lincoln Health Network, Pre-refunded 12/01/2012 @ 101
5.750%, 12/01/2032 ◊	150	170
Glendale Industrial Development Authority
4.625%, 12/01/2027	200	117
Glendale Industrial Development Authority, John C. Lincoln Health Network
5.000%, 12/01/2032	100	59
Halifax Medical Center, Florida Hospital Revenue, Series A
5.000%, 06/01/2038	375	194
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	400	282
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	80	55
Johnson City, Tennessee Health & Elderly Facilities Authority, Pre-refunded 07/01/2012 @ 103
7.500%, 07/01/2025 ◊	100	121
Maricopa County Hospital, Sun Health Corporation, Pre-refunded 04/01/2024 @ 100
5.000%, 04/01/2025 ◊	200	213
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.375%, 07/01/2023	500	421
5.250%, 07/01/2032	100	72
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Pre-refunded 12/01/2011 @ 101
5.700%, 12/01/2021 ◊	1,000	1,114
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Series A
5.250%, 09/01/2030	550	412
University Medical Center Corporation, Hospital Revenue
5.000%, 07/01/2016	250	231
5.000%, 07/01/2024	500	378
Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Series A (RAAI)
5.250%, 08/01/2021	375	288
6.000%, 08/01/2033	100	72
Yuma Industrial Development Authority, Yuma Regional Medical Center, Escrowed to Maturity (MBIA)
5.500%, 08/01/2017 §	250	280

		5,097

Housing – 4.1%
Douglas Community Housing Corporation, Rancho La Perilla, Series A (GNMA)
5.900%, 07/20/2020	500	505
6.000%, 07/20/2025	475	461

		966

Lease Revenue – 5.8%
Arizona Game & Fish Department, Administration Building Project
4.500%, 07/01/2032	200	151
Mohave County Industrial Development Authority, Mohave Prison Expansion Project
8.000%, 05/01/2025	250	229
Peoria Municipal Development Authority
5.000%, 07/01/2015	310	347
Pinal County Industrial Development Authority Correctional Facilities Contract, Florence West Prison Project, Series A (ACA)
5.000%, 10/01/2016	250	219

First American Funds 2008 Semiannual Report   11

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Arizona Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	$500	$443

		1,389

Miscellaneous – 3.3%
Arizona Student Loan Acquisition Authority, Series A (AMT)
5.900%, 05/01/2024	100	88
Greater Arizona Infrastructure Development Authority, Series B
5.250%, 08/01/2026	750	703

		791

Tax Revenue – 12.5%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1 (MBIA)
4.500%, 08/01/2025	750	655
Marana, Municipal Property Corporation, Series A
5.000%, 07/01/2028	250	235
Marana, Tangerine Farms Road Improvement District
4.600%, 01/01/2026	250	161
Peoria Improvement District #0601
4.250%, 01/01/2022	465	408
Phoenix Civic Improvements, Excise Tax Revenue, Municipal Courthouse Project, Series A, Pre-refunded 07/01/2009 @ 101
5.750%, 07/01/2016 ◊	300	311
Queen Creek Improvement District #001
5.000%, 01/01/2020	300	211
Scottsdale Municipal Property Corporation, Excise Tax Revenue, Convertible CABs, Series C (AMBAC)
0.000% through 06/30/2013, thereafter 4.550%, 07/01/2021 ◗	500	395
Tempe, Excise Tax Revenue, Series A, Pre-refunded 07/01/2009 @ 100
5.625%, 07/01/2020 ◊	300	307
Yuma Improvement District #68
4.700%, 01/01/2021	365	278

		2,961

Utilities – 8.4%
Cottonwood Water Revenue (XLCA)
5.000%, 07/01/2017	250	237
Gilbert Water Resource Municipal Property Corporation, Wastewater System & Utility Revenue
5.000%, 04/01/2017	165	161
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2028	1,000	835
Salt Verde Financial Corporation, Gas Revenue
5.000%, 12/01/2037	550	343
Tucson Water, Series 1994-A (MBIA)
6.250%, 07/01/2016	170	193
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-1 (AMT)
4.900%, 03/01/2028	400	231

		2,000

Total Revenue Bonds		17,633

General Obligations – 16.5%
Centerra Community Facilities Distributors
5.500%, 07/15/2029	188	109
Chandler, Pre-refunded 07/01/2010 @ 101
5.800%, 07/01/2018 ◊	250	270
Greenlee County School District #18, Morenci
5.000%, 07/01/2012	165	169
Phoenix, Pre-refunded 07/01/2010 @ 100
5.250%, 07/01/2019 ◊	350	371
5.375%, 07/01/2025 ◊	750	797
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC)
5.000%, 07/01/2027	1,000	925
Pinal County Unified School District #1, Florence School Improvement Project 2006, Series A (FGIC)
5.000%, 07/01/2027	1,000	925
Puerto Rico Commonwealth, Series A
5.125%, 07/01/2028	100	75
Tucson
5.500%, 07/01/2018	250	289

Total General Obligations		3,930

Certificates of Participation – 5.2%
Arizona School Facilities Board
5.250%, 09/01/2023	500	495
Northern Arizona University, Research Projects (AMBAC)
5.000%, 09/01/2023	140	130
Pinal County
5.000%, 12/01/2014	400	409
Tucson (MBIA)
5.500%, 07/01/2015	200	203

Total Certificates of Participation		1,237

Total Municipal Bonds
(Cost $25,727)		22,800

Short-Term Investments – 2.6%
Money Market Fund – 0.2%
Federated Arizona Municipal Money Market Fund	31,850	32

U.S. Treasury Obligation – 0.3%
U.S. Treasury Bill
0.430%, 01/29/2009 Ä	$75	75

Variable Rate Demand Note ❖ – 2.1%
Apache County Industrial Development Authority, Tucson Electric Power (LOC: Wells Fargo)
0.750%, 12/01/2020	500	500

Total Short-Term Investments
(Cost $607)		607

Total Investments – 98.5%
(Cost $26,334)		23,407

Other Assets and Liabilities, Net – 1.5%		361

Total Net Assets – 100.0%		$23,768

◊	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

◗	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2008 Semiannual Report

Arizona Tax Free Fund (concluded)

conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Ä	Yield shown is effective yield as of December 31, 2008.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of December 31, 2008.

ACA –	ACA Financial Guaranty Corporation

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2008, the aggregate market value of securities subject to AMT was $319 which represents 1.3% of total net assets.

COMGTY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

GNMA –	Government National Mortgage Association

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

XLCA –	XL Capital Assurance Inc.

California Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 96.0%
Revenue Bonds – 69.1%
Continuing Care Retirement Communities – 2.4%
California Health Facilities Financing Authority, Paradise Valley Estates (CMI)
4.375%, 01/01/2012	$540	$548
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	500	517
La Verne, Brethren Hillcrest Homes, Series B (ACA)
5.600%, 02/15/2033	500	282

		1,347

Economic Development – 1.8%
Port of Oakland, Series B (MBIA)
5.000%, 11/01/2018	1,000	1,041

Education – 12.5%
California Educational Facilities Authority, Claremont Graduate University, Series A
4.750%, 03/01/2020	755	751
5.000%, 03/01/2020	240	228
5.000%, 03/01/2023	435	422
California Educational Facilities Authority, Golden Gate University
5.000%, 10/01/2020	505	373
California Educational Facilities Authority, Lutheran University, Series C
4.750%, 10/01/2015	675	603
California Educational Facilities Authority, Series B, Escrowed to Maturity
6.000%, 06/01/2010 §	85	91
6.000%, 06/01/2010 §	410	438
California Educational Facilities Authority, University of Redlands
5.000%, 10/01/2020	500	469
5.000%, 08/01/2028	500	460
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2015	300	296
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	379
California Higher Educational Facilities Authority, University of Redlands, Series A, Escrowed to Maturity
5.550%, 06/01/2009 §	225	230
California Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.700%, 06/01/2011 ◊	250	268
5.750%, 06/01/2012 ◊	260	279
California Municipal Finance Authority, Biola University
5.000%, 10/01/2018	800	655
California Municipal Finance Authority, Loma Linda University
4.250%, 04/01/2018	300	278
California State University Revenue, Series C (MBIA)
5.000%, 11/01/2025	500	471
California Statewide Communities Development Authority, Viewpoint Schools (ACA)
4.125%, 10/01/2014	405	358

		7,049

First American Funds 2008 Semiannual Report   13

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

California Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Healthcare – 16.8%
Association of Bay Area Governments Financing Authority, Children’s Hospital, Series A
4.500%, 12/01/2019	$425	$360
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	300	297
California Health Facilities Financing Authority, Catholic Healthcare West, Series G
5.500%, 07/01/2025	1,000	860
California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put 07/01/2014 @ 100
4.950%, 07/01/2026	450	429
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	1,200	1,124
California Health Facilities Financing Authority, Scripps Health, Series A
5.000%, 10/01/2022	200	171
California Health Facilities Financing Authority, Valleycare Medical Center, Series A, Pre-refunded 05/01/2012 @ 100 (CMI)
4.625%, 05/01/2013 ◊	300	328
California Statewide Communities Development Authority, Daughters of Charity Health, Series G
5.250%, 07/01/2013	500	453
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 §	275	298
California Statewide Communities Development Authority, Enloe Medical Center, Series A (CMI)
5.250%, 08/15/2019	125	117
5.500%, 08/15/2023	250	223
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital (CMI)
5.000%, 10/01/2020	500	445
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,000	992
California Statewide Communities Development Authority, St. Joseph, Series B (FGIC)
5.500%, 07/01/2027	250	228
California Statewide Communities Development Authority, St. Joseph, Series C (FGIC)
5.500%, 07/01/2027	500	456
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	600	516
8.250%, 12/01/2038	250	231
Marysville Hospital, Fremont Rideout Health Project, Series A (AMBAC)
5.000%, 01/01/2010	500	504
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion, Series A
5.500%, 11/15/2009	650	665
Sierra View Health Care District
5.250%, 07/01/2024	500	371
Turlock California Health Facilities Revenue, Emanuel Medical Center
5.000%, 10/15/2024	700	433

		9,501

Housing – 2.9%
Aztec Shops, California Auxiliary Organization, San Diego State University
5.400%, 09/01/2011	1,035	1,016
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (AMT) (FNMA) (GNMA)
5.250%, 06/01/2010	5	5
California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put 06/15/2009 @ 100
5.200%, 12/01/2029	500	494
California Statewide Communities Development Authority, UCI East Campus
5.500%, 05/15/2026	205	140

		1,655

Lease Revenue – 8.1%
Apple Valley Public Financing Authority, Town Hall Annex Project, Series A (AMBAC)
4.500%, 09/01/2017	535	506
California Public Works Board, California Community Colleges, Series A
4.875%, 12/01/2018	200	195
California Public Works Board, Department of Corrections & Rehabilitation, Series F (FGIC) (MBIA)
5.000%, 11/01/2016	1,500	1,531
California Public Works Board, Department of Health Services, Series A (MBIA)
5.200%, 11/01/2012	500	510
California Public Works Board, Department of Mental Health, Series A
5.500%, 06/01/2016	540	557
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 ◗	150	121
Los Angeles Community Redevelopment Agency, Manchester Social Services Project (AMBAC)
5.000%, 09/01/2016	1,200	1,178

		4,598

Miscellaneous – 5.0%
California Infrastructure & Economic Development, Salvation Army Western (AMBAC)
4.000%, 09/01/2018	1,000	959
Golden West Schools Financing Authority, Series A (MBIA)
5.700%, 02/01/2013	720	799
5.750%, 02/01/2014	520	585
Golden West Schools Financing Authority, Series A, Zero Coupon Bond (MBIA)
4.427%, 02/01/2012 ¤	535	468

		2,811

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2008 Semiannual Report

California Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Recreational Facility Authority – 1.4%
California Infrastructure & Economic Development, Performing Arts Center
4.000%, 12/01/2015	$220	$221
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 ◊	500	578

		799

Tax Revenue – 7.8%
Antioch Area Public Facilities Financing Agency, Special Tax, Community Facilities District #1989-1 (AMBAC)
4.000%, 08/01/2018	1,000	846
Corona Redevelopment Agency, Tax Allocation, Temescal Canyon Project Area, Series A (AGTY)
4.125%, 11/01/2017	205	181
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	250	200
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.500%, 10/01/2016	260	244
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
4.750%, 10/01/2013	500	497
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	400	283
Rancho Cucamonga Redevelopment Agency, Series A (MBIA)
4.125%, 09/01/2018	310	265
San Bernardino Redevelopment Agency, Tax Allocation Revenue, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	500	466
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North Redevelopment Project, Series B (RAAI)
4.000%, 08/01/2012	295	274
4.100%, 08/01/2014	325	285
4.250%, 08/01/2016	250	206
Sand City Redevelopment Agency Tax Allocation Revenue, Series A (AGTY)
4.000%, 11/01/2019	315	295
Soledad Redevelopment Agency, Tax Allocation Revenue, Series A (XLCA)
4.500%, 12/01/2016	205	192
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.600%, 10/01/2018	280	205

		4,439

Transportation – 1.3%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
6.070%, 10/01/2014 ¤	1,000	709

Utilities – 9.1%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC) (MBIA)
5.000%, 11/01/2020	1,025	999
California Municipal Finance Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	750	732
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project,
Series B (AMT)
5.000%, 07/01/2027	250	147
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company,
Series A, Mandatory Put 04/01/2013 @ 100 (XLCA)
4.100%, 04/01/2028	500	456
California Statewide Communities Development Authority, Water Revenue,
Series B (FSA)
4.250%, 10/01/2017	285	295
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Pre-refunded 11/01/2009 @ 101 (MBIA)
5.200%, 11/01/2011 ◊	405	424
Imperial, Wastewater Treatment Facility (FGIC)
5.000%, 10/15/2020	1,000	870
Richmond Wastewater Systems, Pre-refunded 08/01/2009 @ 102 (FGIC)
5.200%, 08/01/2011 ◊	500	523
Signal Hill, Water Revenue (MBIA)
4.375%, 11/01/2018	345	342
Whittier Utility Authority (MBIA)
4.400%, 06/01/2017	305	314
4.500%, 06/01/2018	65	66

		5,168

Total Revenue Bonds		39,117

General Obligations – 22.3%
Baldwin Park Unified School District Election of 2002, Zero Coupon Bond (AMBAC)
5.715%, 08/01/2020 ¤	1,000	521
California
5.000%, 02/01/2017	1,000	1,029
5.125%, 04/01/2024	500	480
California, Water Reservoir Development, Series Q
4.750%, 03/01/2020	200	196
Desert Sands Unified School District, Election of 2001
5.250%, 08/01/2023	350	360
Foothill-De Anza Community College District
6.000%, 08/01/2011	300	320
Fresno Unified School District, Series A (MBIA)
6.050%, 08/01/2011	500	538
Grant Joint Union High School District, Capital Appreciation, Election of 2006, Zero Coupon Bond (FSA)
6.136%, 08/01/2026 ¤	300	104
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 02/01/2014	300	332
Los Angeles Unified School District Election of 2005, Series C (AMBAC)
5.000%, 07/01/2015	1,000	1,110
Oakland, Series A (MBIA)
5.000%, 01/15/2026	185	181

First American Funds 2008 Semiannual Report   15

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

California Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Pomona Unified School District, Series A (MBIA)
6.150%, 08/01/2015	$500	$552
Puerto Rico Commonwealth, Series B (FSA)
6.500%, 07/01/2015	1,000	1,064
Redondo Beach Unified School District, Election of 2008, Series A
4.250%, 08/01/2021	545	523
Roseville Joint Union High School District, Election of 2004, Series B (FGIC) (MBIA)
5.000%, 08/01/2018	550	584
Roseville Joint Union High School District, Series E
5.200%, 08/01/2020	600	617
San Bernardino Community College District, Election of 2002, Series A
6.500%, 08/01/2027	765	821
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC) (MBIA)
4.490%, 09/01/2017 ¤	1,000	680
Santa Barbara Community College District, Election of 2008, Series A
5.250%, 08/01/2027	750	756
Upland Unified School District, Election of 2008, Series A (FSA)
4.000%, 08/01/2020	150	144
Walnut Valley Unified School District, Series A, Pre-refunded 08/01/2010 @ 102 (FSA)
5.000%, 08/01/2012 ◊	255	276
West Covina Unified School District, Series A (MBIA)
5.350%, 02/01/2020	770	782
West Contra Costa Unified School District, Election of 2005, Series B
6.000%, 08/01/2024	600	618

Total General Obligations		12,588

Certificates of Participation – 4.6%
Kern County Board of Education, Series A (MBIA)
5.200%, 05/01/2012	325	331
Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC)
5.375%, 11/01/2010	210	216
Pasadena, Series C
4.500%, 02/01/2026	200	177
Poway California (AMBAC)
4.500%, 08/01/2016	585	569
Rowland Water District, Recycled Water Project
5.750%, 12/01/2024	565	568
5.750%, 12/01/2025	480	479
Travis Unified School District (FGIC) (MBIA)
4.500%, 09/01/2016	300	277

Total Certificates of Participation		2,617

Total Municipal Bonds
(Cost $57,268)		54,322

Short-Term Investments – 4.3%
Money Market Fund – 3.4%
Blackrock Liquidity Funds	1,961,204	1,961

Variable Rate Demand Note ❖ – 0.9%
California Educational Facilities Authority, San Francisco Conservatory (LOC: Wells Fargo Bank)
0.529%, 03/01/2025	500	500

Total Short-Term Investments
(Cost $2,461)		2,461

Total Investments – 100.3%
(Cost $59,729)		56,783

Other Assets and Liabilities, Net – (0.3)%		(193)

Total Net Assets – 100.0%		$56,590

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

◊	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

◗	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2008.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of December 31, 2008.

ACA –	ACA Financial Guaranty Corporation

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2008, the aggregate market value of securities subject to the AMT was $884, which represents 1.6% of total net assets.

CMI –	California Mortgage Insurance Program

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

XLCA –	XL Capital Assurance Inc.

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2008 Semiannual Report

California Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 101.9%
Revenue Bonds – 74.1%
Continuing Care Retirement Communities – 1.2%
Association of Bay Area Governments Finance Authority, Lincoln Glen Manor Senior Citizens (CMI)
6.100%, 02/15/2025	$250	$248
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	300	187

		435

Education – 15.2%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A, Escrowed to Maturity
5.900%, 06/01/2010 §	200	213
California Educational Facilities Authority, Claremont Graduate University, Series A
5.000%, 03/01/2023	430	417
5.125%, 03/01/2028	500	468
California Educational Facilities Authority, Series B, Pre-refunded 06/01/2010 @ 101
6.625%, 06/01/2020 ◊	35	38
6.625%, 06/01/2020 ◊	180	195
California Educational Facilities Authority, University of Redlands
5.000%, 10/01/2020	500	469
5.000%, 08/01/2028	500	460
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2030	1,000	779
California Educational Facilities Authority, Woodbury University
4.500%, 01/01/2016	470	385
California Higher Educational Facilities Authority, Fresno Pacific University, Series A
6.750%, 03/01/2019	380	340
California Municipal Finance Authority, Biola University
5.000%, 10/01/2018	200	164
5.625%, 10/01/2023	500	387
California Municipal Finance Authority, Education Revenue, American Heritage Education Foundation Project, Series A
5.250%, 06/01/2026	400	260
California Municipal Finance Authority, Loma Linda University
4.375%, 04/01/2019	300	273
California State University Revenue, Series C (MBIA)
5.000%, 11/01/2025	500	471

		5,319

Healthcare – 21.8%
Association of Bay Area Governments Financial Authority, Children’s Hospital, Series A
4.750%, 12/01/2022	350	278
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	50	50
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	560	525
California Health Facilities Financing Authority, Sutter Health, Series A
5.000%, 08/15/2038	250	203
California Statewide Communities Development Authority, Adventist Health, Series A
5.000%, 03/01/2030	300	216
California Statewide Communities Development Authority, Catholic Healthcare West, Series C
5.625%, 07/01/2035	1,000	807
California Statewide Communities Development Authority, Daughters of Charity Healthcare, Series A
5.250%, 07/01/2030	100	59
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 §	135	146
California Statewide Communities Development Authority, Enloe Medical Center, Series A (CMI)
5.500%, 08/15/2023	250	223
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital (CMI)
5.000%, 10/01/2027	400	313
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial, Series B (AMBAC) (CMI)
5.200%, 10/01/2037	500	398
California Statewide Communities Development Authority, Jewish Home (CMI)
4.500%, 11/15/2019	560	488
5.000%, 11/15/2037	500	356
California Statewide Communities Development Authority, Redlands Community Hospital, Series A (RAAI)
5.000%, 04/01/2015	500	482
California Statewide Communities Development Authority, St. Joseph, Series B (FGIC)
5.500%, 07/01/2027	850	775
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	400	344
8.250%, 12/01/2038	750	693
Sierra View Health Care District
5.250%, 07/01/2024	500	371
5.300%, 07/01/2026	1,000	719
Turlock California Health Facilities Revenue, Emanuel Medical Center
5.000%, 10/15/2024	300	185

		7,631

Housing – 3.2%
California Department of Veterans Affairs, Series C (AMT)
5.500%, 12/01/2019	180	170
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series B (AMT) (FNMA) (GNMA)
5.650%, 06/01/2010	5	5
California Statewide Communities Development Authority, UCI East Campus
5.500%, 05/15/2026	205	140

First American Funds 2008 Semiannual Report   17

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

California Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.150%, 12/01/2031	$1,000	$792

		1,107

Lease Revenue – 8.8%
Apple Valley Public Financing Authority, Town Hall Annex Project, Series A (AMBAC)
5.000%, 09/01/2027	500	421
California Public Works Board, California Community Colleges, Series B
5.500%, 06/01/2019	1,035	1,040
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 ◗	1,750	1,415
Yuba Levee Financing Authority, Series A (AGTY)
5.000%, 09/01/2038	250	222

		3,098

Miscellaneous – 2.8%
Golden West Schools Financing Authority, Series A (MBIA)
5.750%, 02/01/2014	250	281
5.800%, 08/01/2022	320	331
5.800%, 08/01/2023	345	353

		965

Recreational Facility Authority – 1.7%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 ◊	500	578

Tax Revenue – 11.0%
Grass Valley Community Redevelopment Agency, Tax Allocation
6.400%, 12/01/2034	400	318
Los Angeles County Community Facilities District #3, Special Tax, Series A (AMBAC)
5.250%, 09/01/2018	715	719
Los Angeles Special Assessment District #96-1
5.625%, 03/01/2019	200	208
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	125	100
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.875%, 10/01/2030	500	373
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
5.000%, 10/01/2029	1,000	779
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	250	177
Rancho Cucamonga Redevelopment Agency, Series A (MBIA)
5.000%, 09/01/2034	500	369
San Bernardino Redevelopment Agency, Tax Allocation Revenue, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	350	326
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North Redevelopment Project, Series B (RAAI)
4.375%, 08/01/2018	380	293
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.400%, 10/01/2015	120	99
4.500%, 10/01/2016	125	98

		3,859

Transportation – 1.0%
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (IBC) (MBIA)
5.500%, 07/01/2015	100	93
San Francisco Airport Commission, SFO Fuel Company (AMT) (FSA)
5.625%, 01/01/2012	250	250

		343

Utilities – 7.4%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC) (MBIA)
5.000%, 11/01/2023	1,040	967
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series A-2 (AMT)
5.400%, 04/01/2025	500	323
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AMT)
5.000%, 07/01/2027	250	147
Compton Sewer Authority (IBC) (MBIA)
5.375%, 09/01/2023	1,150	1,156

		2,593

Total Revenue Bonds		25,928

General Obligations – 21.4%
Bassett Unified School District Election of 2006 (FSA)
5.000%, 08/01/2027	500	477
California
5.000%, 02/01/2024	500	474
Hemet Unified School District, Election of 2006, Series B (AGTY)
5.000%, 08/01/2030	600	560
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 08/01/2020	460	499
Los Angeles Unified School District, Election of 2002, Series B (AMBAC)
4.500%, 07/01/2025	1,375	1,252
Lucia Mar Unified School District (FGIC) (MBIA)
5.250%, 08/01/2022	100	100
Oakland, Series A (MBIA)
5.000%, 01/15/2026	250	244
Palm Springs Unified School District, Election of 2004, Series B (FSA)
4.750%, 08/01/2035	425	373
Pomona Unified School District, Series A (MBIA)
5.950%, 02/01/2017	855	944

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2008 Semiannual Report

California Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	$200	$185
San Bernardino Community College District, Election of 2002, Series A
6.500%, 08/01/2027	500	537
San Francisco City & County Unified School District, Election of 2003, Series C (MBIA)
4.500%, 06/15/2026	100	89
Santa Ana Unified School District, Election of 2008, Series A
5.250%, 08/01/2028	1,000	975
Santa Barbara Community College District, Election of 2008, Series A
5.250%, 08/01/2027	250	252
West Contra Costa Unified School District, Election of 2005, Series B
6.000%, 08/01/2024	500	515

Total General Obligations		7,476

Certificates of Participation – 6.4%
Escondido, Series A (FGIC)
5.625%, 09/01/2020	140	145
Escondido, Series A, Pre-refunded 09/01/2010 @ 101 (FGIC)
5.625%, 09/01/2020 ◊	160	173
Los Angeles, Sonnenblick del Rio Senior Lien (AMBAC)
6.000%, 11/01/2019	330	350
Ramona Unified School District, Convertible CABs (FGIC) (MBIA)
0.000% through 05/01/2012, thereafter 5.000%, 05/01/2032 ◗	500	393
Roseville Water Utility (MBIA)
4.750%, 12/01/2023	750	697
Rowland Water District, Recycled Water Project
6.250%, 12/01/2039	500	496

Total Certificates of Participation		2,254

Total Municipal Bonds
(Cost $40,221)		35,658

Short-Term Investment – 0.1%
Blackrock Liquidity Funds
(Cost $31)	31,263	31

Total Investments – 102.0%
(Cost $40,252)		35,689

Other Assets and Liabilities, Net – (2.0)%		(688)

Total Net Assets – 100.0%		$35,001

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

◊	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

◗	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2008, the aggregate market value of securities subject to the AMT was $1,687, which represents 4.8% of total net assets.
California Tax Free Fund (concluded)

CMI –	California Mortgage Insurance Program

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

IBC –	International Bank of Commerce

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

First American Funds 2008 Semiannual Report   19

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Colorado Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.4%
Revenue Bonds – 74.4%
Continuing Care Retirement Communities – 1.3%
Colorado Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	$250	$211
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	401

		612

Education – 10.4%
Colorado Board of Governors University Enterprise System Revenue, Series B (FGIC) (MBIA)
4.250%, 03/01/2017	500	508
Colorado Educational & Cultural Facilities Authority, Ave Maria School Project (RAAI)
4.750%, 12/01/2014	220	201
4.750%, 12/01/2015	230	205
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project, Escrowed to Maturity
6.250%, 09/15/2011 §	175	186
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
5.000%, 06/15/2018	240	236
5.000%, 06/15/2019	255	244
5.000%, 06/15/2020	265	248
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 §	380	408
Colorado Educational & Cultural Facilities Authority, Core Knowledge Charter School, Pre-refunded 11/01/2009 @ 100
6.850%, 11/01/2016 ◊	440	459
Colorado Educational & Cultural Facilities Authority, Front Range Christian School Project (LOC: Evangelical Christian, Wescorp Credit Union)
4.500%, 04/01/2018	225	219
4.500%, 04/01/2019	240	228
Colorado Educational & Cultural Facilities Authority, Northwest Nazarene
4.500%, 11/01/2015	450	392
Fort Lewis College Board, Trustees Enterprise Revenue, Series B-1 (FGIC) (MBIA)
4.250%, 10/01/2019	625	588
4.375%, 10/01/2020	725	672

		4,794

Healthcare – 18.3%
Aspen Valley Hospital
4.375%, 10/15/2014	560	502
Colorado Health Facilities Authority, Adventist Health, Series E
5.000%, 11/15/2012	475	478
Colorado Health Facilities Authority, Adventist Health, Series E, Escrowed to Maturity
5.000%, 11/15/2012 §	25	28
Colorado Health Facilities Authority, Boulder Hospital (MBIA)
5.000%, 10/01/2010	500	514
Colorado Health Facilities Authority, Catholic Health Initiatives, Series D
5.125%, 10/01/2017	500	507
6.250%, 10/01/2033	250	247
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2016	250	226
6.900%, 12/01/2025	135	123
Colorado Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 ◊	215	241
Colorado Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America, Series A
5.000%, 07/01/2015	500	380
Colorado Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
5.250%, 12/01/2013	860	813
Colorado Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	700	616
Colorado Health Facilities Authority, Parkview Medical Center Project, Series B
5.000%, 09/01/2018	500	455
Colorado Health Facilities Authority, The Devereux Foundation (RAAI)
4.200%, 11/01/2013	80	73
Colorado Health Facilities Authority, Vail Valley Medical Center Project
5.750%, 01/15/2022	300	261
Colorado Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	165	160
5.000%, 05/15/2013	500	477
Colorado Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	410	389
Colorado Springs Hospital Revenue, Series B (AMBAC)
10.000%, 12/15/2024 Y	225	225
Delta County Memorial Hospital District
5.350%, 09/01/2017	500	435
La Junta County Hospital, Arkansas Valley Regional Medical Center Project
5.500%, 04/01/2009	355	355
Montrose Memorial Hospital
5.300%, 12/01/2013	260	249
5.450%, 12/01/2014	390	371
University of Colorado Hospital Authority, Pre-refunded 11/15/2011 @ 100
5.000%, 11/15/2014 ◊	300	322

		8,447

Housing – 4.5%
Colorado Educational & Cultural Facilities Authority, Student Housing, Campus Village Apartment
5.000%, 06/01/2022	550	473
Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project (AMT) (FSA)
4.000%, 05/01/2012	270	262
4.000%, 11/01/2012	270	261
4.550%, 11/01/2017	1,000	892
5.200%, 11/01/2027	250	199

		2,087

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2008 Semiannual Report

Colorado Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Lease Revenue – 0.9%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	$500	$412

Miscellaneous – 6.3%
Colorado Educational & Cultural Facilities Authority, Colorado Public Radio
4.800%, 07/01/2009	250	251
4.900%, 07/01/2010	265	264
Colorado Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2013	700	716
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	900	902
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	770	758

		2,891

Recreational Facility Authority – 1.0%
Hyland Hills Metropolitan Park & Recreation District, Series A
6.100%, 12/15/2009	210	210
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	300	261

		471

Revolving Fund – 0.1%
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A (FGIC)
5.700%, 11/01/2015	55	55

Tax Revenue – 4.2%
Larimer County Sales & Use Tax (AMBAC)
5.000%, 12/15/2010	300	316
Lone Tree Sales & Use Tax, Series A
5.000%, 12/01/2020	340	354
Longmont Sales & Use Tax, Pre-refunded 11/15/2010 @ 100
5.500%, 11/15/2015 ◊	500	538
Park Meadows Business Improvement District, Shared Sales Tax
5.000%, 12/01/2017	250	191
Superior Open Space Sales & Use Tax
4.500%, 06/01/2013	100	95
4.600%, 06/01/2014	225	210
Westminster Special Purpose Sales & Use Tax, Post Project, Series D (FSA)
4.250%, 12/01/2018	250	256

		1,960

Transportation – 15.4%
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/2010	1,000	1,060
E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA)
7.670%, 09/01/2017 ¤	1,575	820
8.070%, 09/01/2019 ¤	960	413
8.630%, 09/01/2022 ¤	1,000	315
E-470 Public Highway Authority, Series C, Convertible CABs (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 ◗	500	455
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	130	84
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 ◗ §	750	738
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 ◗ §	2,000	1,985
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.350%, 06/15/2016 ◗ §	1,000	999
Walker Field Public Airport Authority Revenue
4.500%, 12/01/2016	275	233

		7,102

Utilities – 12.0%
Arapahoe County Water & Wastewater Authority, Pre-refunded 12/01/2009 @ 100
6.000%, 12/01/2011 ◊	185	194
Aurora Water System Revenue, First Lien, Series A
4.750%, 08/01/2026	1,500	1,429
4.750%, 08/01/2027	125	118
Boulder Water & Sewer, Escrowed to Maturity
5.750%, 12/01/2010 §	1,545	1,672
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2017	500	526
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A, Pre-refunded 11/01/2010 @ 100 (FGIC)
5.700%, 11/01/2015 ◊	45	49
Denver City & County Wastewater (FGIC) (MBIA)
5.250%, 11/01/2017	1,260	1,334
Public Authority for Colorado Energy Natural Gas Revenue
6.250%, 11/15/2028	300	234

		5,556

Total Revenue Bonds		34,387

General Obligations – 18.4%
Adams & Arapahoe Counties School District, #28J, Aurora (STAID)
5.500%, 12/01/2021	300	320
Cordillera Metropolitan School District, Eagle County (RAAI)
5.000%, 12/01/2013	310	300
Denver City & County, Medical Facilities
4.000%, 08/01/2016	500	520
Denver West Metropolitan School District
4.125%, 12/01/2014	150	131
4.200%, 12/01/2015	480	410
Douglas County School District #RE-1, Douglas & Elbert Counties, Series B, Zero Coupon Bond (FSA) (STAID)
3.631%, 12/15/2015 ¤	335	261

First American Funds 2008 Semiannual Report   21

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Colorado Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Garfield County School District #RE-2 (FSA) (STAID)
5.250%, 12/01/2019	$1,530	$1,603
Jefferson County School District #R-001 (MBIA) (STAID)
6.250%, 12/15/2009	1,000	1,050
North Range Metropolitan District #1 (ACA)
4.250%, 12/15/2018	560	389
Pueblo County School District #070, Pueblo Rural (FGIC) (MBIA) (STAID)
5.000%, 12/01/2019	910	964
Puerto Rico Commonwealth, Series A
5.500%, 07/01/2018	500	446
Puerto Rico Commonwealth, Series C-7 (MBIA)
6.000%, 07/01/2027	250	219
Rio Blanco County School District, #RE001, Meeker (STAID)
5.250%, 12/01/2022	250	256
SBC Metropolitan School District (ACA)
4.250%, 12/01/2015	445	427
Westglenn Metropolitan District
6.000%, 12/01/2014	1,220	1,231

Total General Obligations		8,527

Certificates of Participation – 5.6%
Colorado Higher Education Capital Construction Lease
5.500%, 11/01/2019	425	460
5.500%, 11/01/2027	750	748
Garfield County Building Corporation (AMBAC)
5.300%, 12/01/2011	400	413
Pueblo County, Capital Construction
4.400%, 12/01/2016	410	397
Rangeview Library District (AGTY)
4.250%, 12/15/2021	595	560

Total Certificates of Participation		2,578

Total Municipal Bonds
(Cost $47,013)		45,492

Short-Term Investment – 2.1%
First American Tax Free Obligations Fund, Class Z Å
(Cost $983)	982,868	983

Total Investments – 100.5%
(Cost $47,996)		46,475

Other Assets and Liabilities, Net – (0.5)%		(231)

Total Net Assets – 100.0%		$46,244

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

◊	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Y	Auction rate security. The coupon rate shown represents the rate as of December 31, 2008.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2008.

◗	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.
Colorado Intermediate Tax Free Fund (concluded)

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ACA –	ACA Financial Guaranty Corporation

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2008, the aggregate market value of securities subject to the AMT was $1,698, which represents 3.7% of net assets.

COMGTY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FSA –	Financial Security Assurance

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

SMO –	State Moral Obligation

STAID –	State Aid Withholding

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2008 Semiannual Report

Colorado Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 97.8%
Revenue Bonds – 77.3%
Continuing Care Retirement Communities – 2.9%
Colorado Health Facilities Authority, Christian Living Communities, Series A
5.750%, 01/01/2026	$100	$63
Colorado Health Facilities Authority, Covenant Retirement Communities
5.250%, 12/01/2025	200	129
Colorado Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	350	245
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	225	121
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	66

		624

Education – 18.5%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	350	201
Colorado Educational & Cultural Facilities Authority, Academy Charter School Project, Series A (SMO)
4.625%, 12/15/2028	330	264
Colorado Educational & Cultural Facilities Authority, Ave Maria School Project (RAAI)
4.850%, 12/01/2025	250	169
Colorado Educational & Cultural Facilities Authority, Ave Marie School Project, Pre-refunded 12/01/2010 @ 100 (RAAI)
6.000%, 12/01/2016 ◊	200	214
Colorado Educational & Cultural Facilities Authority, Charter School
5.625%, 05/01/2040	1,000	710
Colorado Educational & Cultural Facilities Authority, Charter School, James Irwin Foundation (CIFG) (STAID)
5.000%, 08/01/2027	250	230
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
5.250%, 06/15/2029	500	435
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 §	270	290
Colorado Educational & Cultural Facilities Authority, Front Range Christian School Project (LOC: Evangelical Christian, Wescorp Credit Union)
5.000%, 04/01/2037	750	619
Colorado Educational & Cultural Facilities Authority, Northwest Nazarene
4.500%, 11/01/2015	240	209
Colorado Educational & Cultural Facilities Authority, Northwest Nazarene, Pre-refunded 11/01/2010 @ 102
4.500%, 11/01/2015 ◊	60	64
Fort Lewis College Board, Trustees Enterprise Revenue, Series A (FGIC) (MBIA)
4.375%, 10/01/2020	100	93
University of Colorado Enterprise System Revenue, University of Colorado Regents (MBIA)
5.000%, 06/01/2032	500	469

		3,967

Healthcare – 23.4%
Boulder County Longmont United Hospital Project (RAAI)
5.300%, 12/01/2010	330	330
Colorado Health Facilities Authority, Catholic Health Initiatives, Series D
6.250%, 10/01/2033	250	247
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2016	100	90
6.900%, 12/01/2025	60	55
Colorado Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 ◊	90	101
Colorado Health Facilities Authority, Evangelical Lutheran, Series A
5.250%, 06/01/2034	230	153
Colorado Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America, Series A
5.250%, 07/01/2027	300	167
Colorado Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.625%, 12/01/2024	325	215
Colorado Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	300	264
Colorado Health Facilities Authority, Parkview Medical Center, Escrowed to Maturity
5.600%, 09/01/2011 §	300	330
Colorado Health Facilities Authority, Portercare Adventist Project, Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 ◊	600	683
Colorado Health Facilities Authority, Poudre Valley Health Care, Series F
5.000%, 03/01/2025	350	259
Colorado Health Facilities Revenue, Valley View Hospital Association
5.500%, 05/15/2028	400	269
Colorado Health Facilities, Class B (FSA)
5.250%, 03/01/2036	600	492
Colorado Health Facilities, Parkview Medical Center Project, Series B
5.000%, 09/01/2029	355	257
Colorado Springs Hospital (FSA)
5.250%, 12/15/2022	400	375
Delta County Memorial Hospital District
5.350%, 09/01/2017	220	191
Denver Health & Hospital Authority, Healthcare Revenue, Series A
4.750%, 12/01/2027	250	154
Halifax Medical Center, Hospital Revenue, Series A
5.000%, 06/01/2038	325	168
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	20	14

First American Funds 2008 Semiannual Report   23

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Colorado Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

La Junta, Arkansas Valley Regional Medical Center Project
6.100%, 04/01/2024	$100	$83
Montrose Memorial Hospital
6.375%, 12/01/2023	130	114

		5,011

Housing – 3.1%
Colorado Educational & Cultural Facilities Authority, Student Housing, Campus Village Apartment
5.000%, 06/01/2022	260	224
5.500%, 06/01/2038	120	95
Colorado Housing & Finance Authority, Multifamily Project, Class I, Series B-4
5.900%, 04/01/2031	100	96
Colorado Housing & Finance Authority, Series E-2 (AMT)
7.000%, 02/01/2030	40	41
Colorado Housing & Finance Authority, Single Family Housing Program, Series B-2 (AMT)
7.100%, 04/01/2017	15	15
Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project (AMT) (FSA)
5.200%, 11/01/2027	250	199

		670

Miscellaneous – 3.8%
Colorado Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2021	750	715
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	100	100

		815

Tax Revenue – 3.9%
Douglas County Sales & Use Tax Revenue (FSA)
5.625%, 10/15/2020	200	209
Larimer County Sales & Use Tax, Pre-refunded 12/15/2010 @ 100 (AMBAC)
5.625%, 12/15/2018 ◊	100	108
Park Meadows Business Improvement District, Shared Sales Tax
5.300%, 12/01/2027	475	287
Superior Open Space Sales & Use Tax
5.000%, 06/01/2026	330	238

		842

Transportation – 12.6%
E-470 Public Highway Authority, Series D1 (MBIA)
5.500%, 09/01/2024	300	249
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	75	49
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 ◗ §	750	738
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 ◗ §	500	496
Northwest Parkway Public Highway Authority, Convertible CABs, Pre-refunded 06/15/2016 @ 100 (AMBAC)
0.000% through 06/15/2011, thereafter 5.700%, 06/15/2021 ◗ ◊	1,000	1,013
Walker Field Public Airport Authority Revenue
4.750%, 12/01/2027	250	159

		2,704

Utilities – 9.1%
Arkansas River Power Authority
6.000%, 10/01/2040	225	190
Boulder Water & Sewer, Pre-refunded 12/01/2010 @ 100
5.700%, 12/01/2019 ◊	300	324
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2019	400	421
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	250	183
Fort Collins Wastewater Utility Enterprise (FSA)
5.500%, 12/01/2020	300	314
Public Authority for Colorado Energy Natural Gas Revenue
6.250%, 11/15/2028	125	97
Puerto Rico Electric Power Authority, Series WW
5.250%, 07/01/2025	500	406

		1,935

Total Revenue Bonds		16,568

General Obligations – 8.2%
Adams & Arapahoe Counties School District, #28J, Aurora (STAID)
5.500%, 12/01/2025	165	171
Antelope Water System
4.875%, 12/01/2025	175	152
Bromley Park Metropolitan District #2, Series A (RAAI)
5.000%, 12/01/2027	125	84
McCook, Illinois
5.000%, 12/01/2026	350	333
Midcities Metropolitan School District #2 (RAAI)
5.125%, 12/01/2030	100	66
North Range Metropolitan District #1 (ACA)
4.500%, 12/15/2031	300	146
Puerto Rico Commonwealth, Public Improvement, Series A
5.250%, 07/01/2026	500	388
Rio Blanco County School District, #RE001, Meeker (STAID)
5.250%, 12/01/2022	250	256
5.250%, 12/01/2024	150	151

Total General Obligations		1,747

Certificates of Participation – 12.3%
Broomfield County Open Space Park & Recreation Facilities (AMBAC)
5.500%, 12/01/2020	800	822
Broomfield County, Westminster Open Space Foundation
4.625%, 12/01/2025	330	271
Colorado Higher Education Capital Construction Lease
5.500%, 11/01/2027	970	968

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2008 Semiannual Report

Colorado Tax Free Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Colorado Springs Old City Hall Project (FSA)
5.500%, 12/01/2017	$200	$209
5.500%, 12/01/2020	200	209
Pueblo County, Capital Construction
5.000%, 12/01/2024	200	153

Total Certificates of Participation		2,632

Total Municipal Bonds
(Cost $23,897)		20,947

Short-Term Investment – 2.2%
First American Tax Free Obligations Fund, Class Z Å
(Cost $476)	475,937	476

Total Investments – 100.0%
(Cost $24,373)		21,423

Other Assets and Liabilities, Net – 0.0%		10

Total Net Assets – 100.0%		$21,433

◊	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

◗	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ACA –	ACA Financial Guaranty Corporation

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2008, the aggregate market value of securities subject to the AMT was $487, which represents 2.3% of net assets.

CIFG –	CDC IXIS Financial Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FSA –	Financial Security Assurance

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

SMO –	State Moral Obligation

STAID –	State Aid Withholding

Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.5%
Alabama – 1.5%
Revenue Bonds – 1.2%
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity
8.000%, 07/01/2011 §	$890	$968
Health Care Authority for Baptist Health, Series D
5.000%, 11/15/2015	755	708
Huntsville Electric System Revenue (FSA)
4.000%, 12/01/2018	1,130	1,129
University of Alabama at Birmingham Hospital Revenue, Series A
5.000%, 09/01/2018	1,500	1,354
5.750%, 09/01/2022	4,000	3,594

		7,753

General Obligation – 0.3%
Mobile, Series B
5.000%, 02/15/2020	2,000	2,107

		9,860

Alaska – 0.1%
Revenue Bond – 0.1%
Aleutians East Borough Project, Aleutian Pribilof Islands (ACA)
4.375%, 06/01/2015	400	324

Arizona – 3.4%
Revenue Bonds – 1.7%
Arizona Game & Fish Department, AGF Administration Building Project
4.500%, 07/01/2015	150	151
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ◊	3,300	3,949
Phoenix Street & Highway User, Escrowed to Maturity
6.500%, 07/01/2009 §	180	183
6.250%, 07/01/2011 §	900	916
Scottsdale Industrial Development Authority Hospital Revenue, Scottsdale Healthcare, Series A
5.000%, 09/01/2020	1,000	856
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,022	899
Tucson Airport Authority (FSA)
5.000%, 06/01/2013	3,760	4,057

		11,011

General Obligations – 1.0%
Gila County Unified School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
1.000% through 07/01/2009, thereafter 5.000%, 07/01/2016	1,000	1,010
1.000% through 07/01/2009, thereafter 5.000%, 07/01/2017	1,050	1,047
Maricopa County School District #69, Paradise Valley (MBIA)
5.300%, 07/01/2011	1,000	1,055

First American Funds 2008 Semiannual Report   25

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004, Series B (FSA)
4.750%, 07/01/2018	$1,150	$1,216
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC) (MBIA)
4.375%, 07/01/2018	1,000	992
4.500%, 07/01/2019	1,000	985

		6,305

Certificate of Participation – 0.7%
Arizona Board of Regents, Series B (AMBAC)
4.500%, 06/01/2018	4,120	4,301

		21,617

Arkansas – 0.7%
Revenue Bonds – 0.7%
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FGIC) (FHA) (VA)
7.250%, 06/01/2010 §	875	918
University of Arkansas, Fayetteville, Series B (FGIC) (MBIA)
4.500%, 11/01/2016	1,500	1,547
University of Arkansas, UAMS Campus (FGIC) (MBIA)
5.000%, 03/01/2015	1,000	1,074
Washington County Hospital Revenue, Regional Medical Center, Series B
5.000%, 02/01/2016	1,145	1,063

		4,602

California – 6.6%
Revenue Bonds – 3.3%
ABAG Financial Authority for Nonprofit California Revenue, Children’s Hospital, Series A
4.500%, 12/01/2018	1,525	1,326
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
6.070%, 10/01/2014 ¤	2,000	1,418
Apple Valley Redevelopment Agency, Tax Allocation, Project Area #2 (AMBAC)
4.500%, 06/01/2018	920	820
Association of Bay Area Governments Financial Authority for Nonprofit Corporations, Elder Care Alliance (CMI)
4.500%, 08/15/2012	335	330
5.000%, 08/15/2017	1,215	1,156
California Department of Water Resources and Power Supply Revenue, Series H (FSA)
5.000%, 05/01/2022	1,000	1,003
California Educational Facilities Authority, Lutheran University, Series C
5.000%, 10/01/2024	1,000	708
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	250	244
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 §	795	863
California Statewide Communities Development Authority, Health Facilities, Adventist Health, Series A
5.000%, 03/01/2030	700	504
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial, Series B (AMBAC) (CMI)
5.200%, 10/01/2037	1,000	797
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,180	1,170
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	1,210	1,251
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	422
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Series A, Convertible CABs (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 ◗	2,350	1,900
Golden State Tobacco Securitization Corporation, Pre-refunded 06/01/2010 @ 100
5.600%, 06/01/2028 ◊	2,450	2,575
Port Oakland, Series B (MBIA)
5.000%, 11/01/2018	1,470	1,530
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	575	536
Upland Community Redevelopment Agency Tax Allocation, Merged Project (AMBAC)
4.250%, 09/01/2026	1,100	775
Whittier Public Finance Authority, Redevelopment Agency, Tax Allocation, Series A (AMBAC)
5.000%, 11/01/2021	995	866
Woodland Financial Authority (XLCA)
4.700%, 03/01/2019	815	749

		20,943

General Obligations – 3.3%
ABC Unified School District, Series A (MBIA)
4.900%, 02/01/2020	1,565	1,530
California
5.000%, 02/01/2016	1,000	1,037
5.000%, 02/01/2017	2,000	2,058
4.000%, 08/01/2017	2,000	1,943
5.000%, 11/01/2018	245	247
5.000%, 08/01/2019	500	504
5.000%, 02/01/2021	1,500	1,474
5.000%, 12/01/2023	1,000	956
5.125%, 04/01/2024	500	480
California, Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2018 ◊	15	16
Desert Sands Unified School District, Election of 2001
5.250%, 08/01/2023	500	514
5.000%, 08/01/2024	2,000	2,006
Grant Joint Union High School District, Capital Appreciation, Election of 2006, Zero Coupon Bond (FSA)
6.136%, 08/01/2026 ¤	1,300	449
Roseville Joint Unified High School District
5.100%, 08/01/2019	390	403

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2008 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

San Bernardino Community College District, Election of 2002, Series A
6.500%, 08/01/2027	$1,000	$1,074
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC) (MBIA)
4.490%, 09/01/2017 ¤	1,000	681
Santa Ana Unified School District, Election 2008, Series A
5.250%, 08/01/2028	1,000	975
Santa Monica Community College District, Capital Appreciation, 2002 Election, Series C, Zero Coupon Bond (MBIA)
4.246%, 08/01/2016 ¤	2,000	1,452
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC) (MBIA)
6.130%, 08/01/2023 ¤	2,030	841
West Contra Costa Unified School District, Election of 2005, Series B
6.000%, 08/01/2025	2,500	2,563

		21,203

		42,146

Colorado – 9.1%
Revenue Bonds – 8.3%
Adams County Pollution Control Revenue, Public Service Company Colorado Project, Series A (MBIA)
4.375%, 09/01/2017	5,000	4,171
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond (IMI)
2.038%, 09/01/2010 § ¤	9,320	9,010
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project, Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 ◊	1,200	1,353
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
4.750%, 06/15/2022	175	153
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 §	390	419
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 ◊	1,500	1,717
7.250%, 12/01/2021 ◊	1,500	1,736
Colorado Educational & Cultural Facilities Authority, Pinnacle Charter School Project, Escrowed to Maturity
5.250%, 12/01/2011 §	630	669
Colorado Health Facilities Authority, Catholic Health Initiatives, Series D
5.125%, 10/01/2017	1,500	1,521
Colorado Health Facilities Authority, Catholic Health, Series C-7 (FSA)
4.350%, 09/01/2020	725	645
Colorado Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	600	505
5.250%, 01/01/2015	620	500
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	401
Colorado Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America Care, Series A
5.200%, 07/01/2022	1,000	610
Colorado Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.250%, 12/01/2015	1,250	1,060
Colorado Health Facilities Authority, Parkview Medical Center
5.000%, 09/01/2016	640	614
Colorado Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond
4.197%, 07/15/2020 § ¤	10,000	6,192
Colorado Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	500	484
5.000%, 05/15/2013	405	387
Colorado Springs Hospital Revenue, Series B (AMBAC)
10.000%, 12/15/2024 Y	5,825	5,825
E-470 Public Highway Authority, Series C, Convertible CABs (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 ◗	1,500	1,366
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	320	315
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	500	435
Mesa County, Escrowed to Maturity, Zero Coupon Bond
2.270%, 12/01/2011 § ¤	5,500	5,149
Montrose Memorial Hospital
5.700%, 12/01/2017	2,170	1,989
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015◗ §	2,750	2,730
Platte River Power Authority, Series GG (FSA)
4.500%, 06/01/2017	1,725	1,843
Walker Field Public Airport Authority Revenue
5.000%, 12/01/2022	1,000	735

		52,534

General Obligations – 0.3%
Adams & Arapahoe Counties School District, #28J, Aurora (STAID)
5.500%, 12/01/2021	1,125	1,201
Midcities Metropolitan District #2 (RAAI)
4.875%, 12/01/2016	105	92
North Range Metropolitan District #1 (ACA)
4.300%, 12/15/2019	1,000	666

		1,959

Certificates of Participation – 0.5%
Colorado Higher Education, Capital Construction Lease Program
5.250%, 11/01/2023	1,500	1,515
Rangeview Library District, Rangeview Library Project (AGTY)
4.500%, 12/15/2020	1,465	1,450

		2,965

		57,458

First American Funds 2008 Semiannual Report   27

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Connecticut – 0.2%
Revenue Bond – 0.2%
Connecticut Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI)
5.000%, 07/01/2014	$1,185	$1,151

Florida – 1.5%
Revenue Bonds – 1.2%
Highlands County Health Facilities Authority, Adventist Health/Sunbelt, Series A, Mandatory Put 11/17/2015 @ 100
6.500%, 11/15/2038	2,000	1,980
Miami-Dade County Educational Facilities Authority, University of Miami, Series A
5.150%, 04/01/2023	2,520	2,383
North Brevard County Hospital, Parrish Medical Center Project
5.500%, 10/01/2028	2,100	1,583
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,280
Vero Beach Electric Revenue, Series A (FSA)
4.000%, 12/01/2019	350	329

		7,555

Certificate of Participation – 0.3%
Clay County School Board, Series B (MBIA)
5.000%, 07/01/2018	2,205	2,119

		9,674

Georgia – 1.3%
Revenue Bonds – 1.1%
Atlanta Tax Allocation, Atlantic Station Project (AGTY)
4.375%, 12/01/2018	2,000	1,724
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
5.800%, 02/15/2018	4,500	3,552
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health, Series A
5.250%, 08/01/2023	2,000	1,669

		6,945

General Obligations – 0.2%
Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.150%, 03/01/2014 ◗	500	489
0.000% through 09/01/2010, thereafter 4.250%, 03/01/2015 ◗	265	259
0.000% through 09/01/2010, thereafter 4.350%, 03/01/2016 ◗	300	293

		1,041

		7,986

Idaho – 0.8%
Revenue Bonds – 0.6%
Idaho Health Facilities Authority, Trinity Health Group, Series B
6.000%, 12/01/2023	3,000	3,033
University of Idaho, University Revenue, Series B, Mandatory Put 04/01/2018 @ 100 (FSA)
4.500%, 04/01/2041	1,000	1,002

		4,035

Certificates of Participation – 0.2%
Madison County Hospital Revenue
5.000%, 09/01/2012	500	476
5.250%, 09/01/2015	295	270
5.250%, 09/01/2016	500	448

		1,194

		5,229

Illinois – 18.2%
Revenue Bonds – 7.4%
Chicago, Midway Airport Project, Series C (MBIA)
5.500%, 01/01/2014	1,300	1,403
Chicago Water, Zero Coupon Bond (FGIC) (MBIA)
2.090%, 11/01/2009 ¤	6,450	6,339
Granite Single Family Mortgage, Escrowed to Maturity
7.750%, 10/01/2011 §	395	436
Illinois Development Finance Authority, Elgin School District, Zero Coupon Bond (FSA)
4.790%, 01/01/2018 ¤	2,750	1,796
Illinois Development Finance Authority, Elmhurst Community School #205, Pre-refunded 01/01/2011 @ 100 (FSA)
6.375%, 01/01/2013 ◊	1,025	1,114
Illinois Development Finance Authority, Midwestern University, Series B, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2016 ◊	350	383
Illinois Educational Facilities Authority, Art Institute of Chicago, Mandatory Put 03/01/2016 @ 100
4.125%, 03/01/2030	500	489
Illinois Educational Facilities Authority, Art Institute of Chicago, Mandatory Put 03/01/2017 @ 100
4.750%, 03/01/2030	1,000	987
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.400%, 05/15/2014	1,000	860
5.500%, 05/15/2015	1,000	836
Illinois Finance Authority, Edward Hospital, Series A (AMBAC)
6.000%, 02/01/2025	1,200	1,060
6.000%, 02/01/2026	875	767
6.000%, 02/01/2028	500	429
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,000	623
Illinois Finance Authority, Friendship Village Schaumburg, Series A
5.000%, 02/15/2015	2,500	2,071
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.250%, 05/15/2014	1,320	1,129
Illinois Finance Authority, Peoples Gas, Light and Coke Co., Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	1,500	1,451
Illinois Finance Authority, Roosevelt University
5.250%, 04/01/2022	500	400
5.400%, 04/01/2027	1,750	1,320
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.500%, 02/15/2014	2,430	2,139

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2008 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Illinois Health Facilities Authority, Evangelical, Escrowed to Maturity
6.750%, 04/15/2012 §	$1,090	$1,164
Illinois Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity
10.000%, 01/01/2015 §	590	726
Illinois Sales Tax
6.000%, 06/15/2009	2,500	2,557
5.100%, 06/15/2010	2,000	2,097
Illinois Sports Facilities Authority, State Tax Supported, Convertible CABs (AMBAC)
0.000% through 06/15/2010, thereafter 4.750%, 06/15/2013 ◗	1,405	1,389
0.000% through 06/15/2010, thereafter 5.100%, 06/15/2016 ◗	1,620	1,622
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A (FGIC)
5.550%, 12/15/2011	675	700
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC)
1.041%, 06/15/2009 § ¤	1,465	1,458
Metropolitan Pier & Exposition Authority, State Sales Tax, Series B, Convertible CABs (MBIA)
0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017 ◗	1,000	915
Morton Grove, Residential Housing, Escrowed to Maturity (MBIA)
7.350%, 09/01/2009 §	5,570	5,813
Southwestern Illinois Development Authority Revenue, Anderson Hospital
5.125%, 08/15/2026	2,000	1,297
Southwestern Illinois Development Authority Revenue, Local Government, Triad School District 2 (MBIA)
5.000%, 10/01/2018	1,000	1,035

		46,805

General Obligations – 10.8%
Bolingbrook Park District, Series A (CIFG)
4.500%, 01/01/2017	1,840	1,882
Champaign County Community School District #004
8.250%, 01/01/2009	100	100
Champaign County Community School District #004, Escrowed to Maturity
8.250%, 01/01/2009 §	1,215	1,215
Chicago, City Colleges, Zero Coupon Bond (FGIC)
3.930%, 01/01/2015 ¤	10,000	7,917
Chicago Park District, Limited Tax, Series B
5.000%, 01/01/2020	5,545	5,748
Chicago Project & Refunding, Series A (FGIC)
5.250%, 01/01/2011	2,345	2,476
Chicago, Project & Refunding, Series A, Escrowed to Maturity (FGIC)
5.250%, 01/01/2011 §	2,655	2,849
Chicago, Series A, Convertible CABs (MBIA)
0.000% through 01/01/2011, thereafter 5.300%, 01/01/2016 ◗	2,000	2,012
Cook County Community Unit School District #65, Evanston, Series A (FSA)
6.375%, 05/01/2009	3,000	3,054
Cook County Community Unit School District #102, La Grange, Zero Coupon Bond (FGIC) (MBIA)
4.020%, 12/01/2013 ¤	2,440	2,006
Cook County Community Unit School District #401, Elmwood Park, Zero Coupon Bond (FSA)
3.430%, 12/01/2011 ¤	3,625	3,283
Cook County High School District #205, Thornton Township (AGTY)
5.250%, 12/01/2021	3,465	3,578
Cook County High School District #209, Proviso Township (FSA)
5.000%, 12/01/2016	1,000	1,087
Cook County School District #88, Bellwood, Series B (FSA)
5.000%, 12/01/2017	1,675	1,766
Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA)
4.642%, 12/01/2015 ¤	2,250	1,638
Cook County, Series A (MBIA)
6.250%, 11/15/2011	1,000	1,103
Du Page County Community High School District #94, West Chicago (FSA)
7.250%, 11/01/2009	1,780	1,866
Elk Grove Village (MBIA)
4.125%, 01/01/2019	1,000	1,005
Grundy & Will Counties, Community School District #001
5.875%, 02/01/2019	1,550	1,697
5.875%, 02/01/2022	2,100	2,182
5.875%, 02/01/2024	2,545	2,609
Illinois, First Series
5.500%, 08/01/2015	4,500	4,681
Lake County School District #56, Gurnee (FGIC) (MBIA)
8.375%, 01/01/2010	1,290	1,370
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA)
5.274%, 12/01/2019 ¤	2,100	1,190
McCook
5.000%, 12/01/2026	1,150	1,094
5.100%, 12/01/2028	1,000	931
Rockford School District #205 (FGIC) (MBIA)
5.000%, 02/01/2014	500	535
Southwestern Illinois Development Authority Revenue, Edwardsville Community (FSA)
5.000%, 12/01/2017	1,000	1,075
Will & Grundy Counties Community College, District #525, Joliet Junior College
6.250%, 06/01/2024	535	578
5.750%, 06/01/2025	1,150	1,197
5.750%, 06/01/2026	310	322
Will County School District #86, Joliet, Zero Coupon Bond (FSA)
4.635%, 11/01/2017 ¤	3,870	2,582
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA)
4.760%, 01/01/2017 ¤	3,000	2,059

		68,687

		115,492

First American Funds 2008 Semiannual Report   29

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Indiana – 1.4%
Revenue Bonds – 1.2%
Anderson Economic Development Revenue, Anderson University Project
5.000%, 10/01/2017	$710	$562
Avon Community School Building, First Mortgage (AMBAC) (STAID)
4.500%, 07/15/2020	1,000	959
Indiana Transportation Finance Authority, Escrowed to Maturity (AMBAC)
5.750%, 06/01/2012 §	180	195
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	1,820	2,003
Indiana University, Series K, Zero Coupon Bond (MBIA)
3.000%, 08/01/2011 ¤	250	231
Portage Multi-School Building, First Mortgage (MBIA) (STAID)
4.000%, 07/15/2018	1,250	1,260
St. Joseph County Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A
5.750%, 05/15/2016	450	362
5.550%, 05/15/2019	230	167
St. Joseph County Hospital Authority (MBIA)
4.750%, 08/15/2012	1,000	1,007
Zionsville Community Schools Building, First Mortgage Bonds, Pre-refunded 01/15/2012 @ 100 (FGIC) (STAID)
5.750%, 07/15/2015 ◊	775	863

		7,609

General Obligation – 0.2%
Gary Sanitation District, Special Tax District (RAAI)
3.750%, 02/01/2011	1,260	1,233

		8,842

Iowa – 1.6%
Revenue Bonds – 1.6%
Iowa Finance Authority Health Facilities Revenue, Care Initiatives Project, Series A
5.250%, 07/01/2013	1,250	1,126
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A
5.750%, 11/15/2019	500	379
Iowa Higher Education Authority, Central College (RAAI)
5.450%, 10/01/2026	1,000	854
Iowa Higher Education Authority, Wartburg College Project, Pre-refunded 10/01/2012 @ 100 (ACA)
5.500%, 10/01/2028 ◊	2,000	2,245
Iowa Higher Education Authority, Wartburg College Project, Series A
4.700%, 10/01/2016	925	837
4.750%, 10/01/2017	1,100	980
4.800%, 10/01/2018	1,155	1,011
5.000%, 10/01/2023	1,475	1,171
Muscatine Electric, Escrowed to Maturity
9.700%, 01/01/2013 §	1,375	1,603

		10,206

Kansas – 3.0%
Revenue Bonds – 2.3%
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond
2.570%, 05/01/2012 § ¤	7,500	6,888
Kansas Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Series L
4.500%, 11/15/2017	1,405	1,289
Kansas Development Finance Authority, Health Facilities Revenue, Stormont-Vail Healthcare Services, Series F
5.000%, 11/15/2021	500	434
Kansas Development Finance Authority, Kansas State Projects, Series K (MBIA)
4.500%, 11/01/2019	1,850	1,895
La Cygne Environmental Improvement Revenue, Kansas City Power & Light (XLCA)
4.050%, 03/01/2015	1,000	1,006
Olathe Health Facilities Revenue, Olathe Medical Center
5.125%, 09/01/2021	1,000	877
Olathe Senior Living Facility Revenue, Catholic Care Campus, Series A
5.750%, 11/15/2013	700	632
5.750%, 11/15/2014	765	677
5.750%, 11/15/2015	820	705
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA)
6.700%, 06/01/2029	255	260

		14,663

General Obligations – 0.7%
Johnson County Unified School District #231, Series B (AMBAC)
4.000%, 10/01/2017	500	488
Johnson County Unified School District #232, Series A (FSA)
4.250%, 09/01/2016	500	516
Johnson County Unified School District #512, Shawnee Mission
4.875%, 10/01/2019	2,000	2,117
Sedgwick County School District #267 (AMBAC)
5.250%, 11/01/2012	1,045	1,120

		4,241

		18,904

Kentucky – 0.6%
Revenue Bonds – 0.6%
Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue, Sub-Series A-1 (AGTY)
5.750%, 12/01/2028	2,000	1,952
Kentucky Turnpike Authority, Escrowed to Maturity
7.200%, 07/01/2009 §	245	252
6.000%, 07/01/2011 §	365	391
Louisville/Jefferson County Metropolitan Government College Revenue, Bellarmine University, Series A
6.000%, 05/01/2028	1,135	919

		3,514

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2008 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Louisiana – 0.6%
Revenue Bonds – 0.3%
Louisiana Local Government Environmental Facilities, Community Development Authority (AMT)
6.650%, 01/01/2025	$560	$423
St. Tammany Parish Sales Tax Revenue, District #03, Sales & Use Tax (CIFG)
5.000%, 06/01/2017	1,405	1,378

		1,801

General Obligations – 0.3%
Calcasieu Parish School District #023, Public School Improvement
4.600%, 02/15/2020	500	464
4.800%, 02/15/2022	200	181
Louisiana, Series B (CIFG)
5.000%, 07/15/2015	1,300	1,387

		2,032

		3,833

Maine – 0.4%
Revenue Bond – 0.1%
Maine Health & Higher Education Facilities Authority, Series B (FGIC) (MBIA)
4.125%, 07/01/2018	740	697

General Obligation – 0.3%
Maine Municipal Bond Bank, Series B (FSA)
5.750%, 11/01/2010	2,000	2,131

		2,828

Maryland – 0.2%
Revenue Bonds – 0.2%
Westminster Educational Facilities Revenue, McDaniel College
5.000%, 11/01/2013	350	352
4.000%, 11/01/2015	700	648

		1,000

Massachusetts – 2.6%
Revenue Bonds – 2.4%
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC) (MBIA)
5.750%, 03/01/2010	1,100	1,154
Massachusetts Bay Transportation Authority, Series A (COMGTY)
6.250%, 03/01/2012	1,875	2,088
Massachusetts Commonwealth, Special Obligation, Series A
5.500%, 06/01/2013	1,000	1,113
Massachusetts Development Finance Agency, Health Care Facilities Revenue, Adventcare Project, Series A
6.650%, 10/15/2028	2,500	1,767
Massachusetts Health & Educational Authority Revenue, Berkshire Health System, Series F (AGTY)
5.000%, 10/01/2015	2,000	2,027
Massachusetts Health & Educational Facilities Authority, Caregroup, Series E-1
5.000%, 07/01/2028	300	207
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Series A (MBIA)
5.100%, 07/01/2010	3,000	3,020
Massachusetts Port Authority, Escrowed to Maturity
13.000%, 07/01/2013 §	2,935	3,727

		15,103

General Obligation – 0.2%
Springfield, State Qualified Municipal Purpose (FSA) (STAID)
4.500%, 08/01/2020	1,400	1,431

		16,534

Michigan – 3.3%
Revenue Bonds – 2.5%
Detroit Water Supply, Escrowed to Maturity (FGIC)
6.250%, 07/01/2012 §	230	247
Kalamazoo Hospital Finance Authority, Bronson Hospital, Series A (FSA)
5.000%, 05/15/2020	2,675	2,455
Michigan Grant Anticipation Bonds (FSA)
4.500%, 09/15/2015	1,000	1,061
Michigan Hospital Finance Authority, Henry Ford Health Systems, Series A, Pre-refunded 03/01/2013 @ 100
5.500%, 03/01/2015 ◊	3,150	3,574
Michigan Municipal Board Authority, Local Government Loan Program, Series B, Group A (AMBAC)
5.000%, 12/01/2018	600	614
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity
7.000%, 11/01/2015 §	1,300	1,639
Wayne Charter County Airport, Series A (AMT) (MBIA)
5.250%, 12/01/2009	5,000	5,028
Western Michigan University Revenue (FSA)
5.000%, 11/15/2023	1,300	1,280

		15,898

General Obligations – 0.8%
Algonac Community Schools, School Building & Site, Series I (FSA) (MQSBLF)
4.000%, 05/01/2019	840	826
Constantine Public Schools (MQSBLF)
5.000%, 05/01/2016	1,075	1,143
Detroit (AMT) (FSA)
5.750%, 04/01/2009	1,255	1,263
Rochester Community School District, Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC) (MQSBLF)
5.375%, 05/01/2011 ◊	2,000	2,107

		5,339

		21,237

Minnesota – 2.2%
Revenue Bonds – 2.0%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.375%, 02/01/2017	1,590	1,267
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (MBIA)
5.000%, 01/01/2019	1,165	1,192
Minneapolis Health Care System, Fairview Health Services, Series A
6.375%, 11/15/2023	2,000	1,991

First American Funds 2008 Semiannual Report   31

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Minneapolis Hospital & Rehabilitation, Escrowed to Maturity
10.000%, 06/01/2013 §	$660	$779
Minnesota Agricultural & Economic Development Board, Health Care Systems, Series A
5.875%, 11/15/2011	2,135	2,205
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2020	1,255	1,039
5.500%, 05/01/2021	815	661
Minnesota Higher Education Facilities Revenue, College of Art & Design, Series 6-K
5.000%, 05/01/2012	295	292
Monticello Big Lake Community Hospital District, Health Care Facilities, Series C
5.250%, 12/01/2011	1,485	1,389
Northfield Hospital Revenue
5.000%, 11/01/2012	785	752
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2019	1,235	1,073

		12,640

General Obligation – 0.2%
Fridley Independent School District #14, Series A (FSA) (MSDCEP)
5.000%, 02/01/2017	1,030	1,158

		13,798

Mississippi – 0.2%
Revenue Bond – 0.2%
Mississippi Hospital Equipment & Facilities Authority, Mississippi Baptist Health Systems, Series A
5.000%, 08/15/2016	1,440	1,384

Missouri – 2.1%
Revenue Bonds – 2.0%
Boone County Hospital Revenue, Boone Hospital Center
5.750%, 08/01/2028	1,750	1,432
Hannibal Industrial Development Authority, Health Facilities Revenue, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,313
Joplin Individual Development Authority Health Facilities, Freeman Health System Project
4.125%, 02/15/2009	750	749
Kansas City Special Obligation, East Village Project, Series B (AGTY)
5.000%, 04/15/2022	505	510
Missouri Development Finance Board Infrastructure Revenue, Independence-Crackerneck Creek, Series B
5.125%, 03/01/2022	2,000	1,532
Missouri Development Finance Board Revenue, Midwest Research Institute Project
5.000%, 11/01/2016	1,130	976
Missouri Health & Educational Facilities Revenue, Senior Living Facilities, Lutheran, Series B
4.350%, 02/01/2015	850	770
4.375%, 02/01/2016	930	826
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
4.200%, 01/01/2018	1,000	841
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Series A (AMBAC)
5.000%, 01/01/2018	2,000	2,088
Osage Beach Tax Increment, Prewitts Project
4.800%, 05/01/2016	1,650	1,311

		12,348

Certificate of Participation – 0.1%
Missouri Development Finance Board Infrastructure Revenue, Independence-Centerpoint, Series F
5.375%, 04/01/2024	1,000	789

		13,137

Montana – 0.5%
Revenue Bonds – 0.5%
Montana Facilities Finance Authority Revenue, Health Care Facilities, Master Loan Project, Northeast Montana, Series B
4.500%, 05/01/2018	405	391
Montana Facilities Finance Authority Revenue, Senior Living, St. Johns Lutheran, Series A
5.750%, 05/15/2016	1,800	1,465
6.000%, 05/15/2025	1,675	1,139

		2,995

Nebraska – 1.5%
Revenue Bonds – 1.5%
Douglas County Hospital Authority #002, Nebraska Medical Center, Clarkson Regional Health Guaranty (AGTY)
5.000%, 11/15/2011	2,860	2,894
Douglas County Hospital Authority #3, Methodist Health
5.750%, 11/01/2028	1,000	821
Douglas County Zoo Facilities Revenue, Omaha’s Henry Doorly Zoo Project
4.750%, 09/01/2017	745	733
4.750%, 09/01/2018	740	717
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
4.000%, 06/01/2018	2,000	1,710
Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI)
4.700%, 11/15/2011	500	505
4.800%, 11/15/2012	500	502
4.900%, 11/15/2013	600	602
Omaha Public Power District, Nebraska Electric Revenue, Series A
4.100%, 02/01/2019	1,370	1,369

		9,853

Nevada – 0.5%
Revenue Bonds – 0.3%
Carson City Hospital Revenue, Carson-Tahoe Hospital
5.750%, 09/01/2011	550	529
5.750%, 09/01/2012	580	545

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2008 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Carson City Hospital Revenue, Carson-Tahoe Hospital, Escrowed to Maturity
5.750%, 09/01/2011 §	$450	$493
5.750%, 09/01/2012 §	475	531

		2,098

General Obligation – 0.2%
Washoe County, Escrowed to Maturity
9.875%, 08/01/2009 §	820	860

		2,958

New Hampshire – 0.5%
Revenue Bonds – 0.5%
New Hampshire Health & Education Facilities Authority
5.375%, 07/01/2024	1,250	1,009
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.500%, 07/01/2025	1,000	706
New Hampshire Municipal Bond Bank, Series A (MBIA)
4.500%, 02/15/2020	1,300	1,339

		3,054

New Jersey – 0.3%
Revenue Bonds – 0.3%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	1,728
New Jersey Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 §	245	245

		1,973

New York – 2.1%
Revenue Bond – 0.7%
Long Island Power Authority, Series B
5.250%, 12/01/2013	4,000	4,306

General Obligations – 1.4%
New York, Series A
5.750%, 08/01/2015	3,220	3,475
New York, Series C
5.500%, 03/15/2014	3,000	3,169
New York, Series D
5.500%, 06/01/2012	2,000	2,143

		8,787

		13,093

North Carolina – 1.9%
Revenue Bonds – 1.7%
North Carolina Eastern Power Agency, Series A (AGTY)
5.250%, 01/01/2022	1,700	1,570
North Carolina Eastern Power Agency, Series D
5.375%, 01/01/2013	2,955	2,990
North Carolina Finance Agency Education Facilities Revenue, Meredith College
5.250%, 06/01/2020	900	707
North Carolina Medical Care Commission Health Care Facilities Revenue, First Mortgage Presbyterian, Series B
4.875%, 10/01/2013	2,035	1,790
5.000%, 10/01/2014	2,120	1,829
North Carolina Power Agency #1, Series A (FSA)
5.250%, 01/01/2016	2,000	2,124

		11,010

Certificate of Participation – 0.2%
Randolph County (AMBAC)
5.000%, 02/01/2018	815	851

		11,861

North Dakota – 0.2%
Revenue Bond – 0.1%
Ward County Health Care Facilities Revenue, Trinity Obligated Group
5.000%, 07/01/2014	1,180	1,049

General Obligation – 0.1%
Mandan, Series D (MBIA)
4.000%, 05/01/2017	460	452

		1,501

Ohio – 1.5%
Revenue Bonds – 0.8%
Lake County Hospital Facilities Revenue, Lake Hospital System, Series C
5.500%, 08/15/2024	1,230	978
Lorain County Hospital Facilities, Catholic Healthcare Partners, Series B (MBIA)
5.375%, 09/01/2009	1,000	1,012
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	643
Ohio Higher Education Facilities Revenue, John Carroll University Project
4.000%, 04/01/2014	1,135	1,124
4.500%, 04/01/2015	1,000	1,006
Ohio Water Development Authority, Escrowed to Maturity
9.375%, 12/01/2010 §	380	411

		5,174

General Obligations – 0.5%
Barberton City School District (OSDCEP)
4.750%, 12/01/2021	1,260	1,274
Mason City School District (FSA)
4.375%, 12/01/2019	1,095	1,128
Richland County, Limited Tax, Correctional Facilities Improvement (AGTY)
5.875%, 12/01/2024	500	521
St. Mary’s City School District, School Facilities Construction & Improvement (FSA) (OSDCEP)
4.500%, 12/01/2019	510	521

		3,444

Certificate of Participation – 0.2%
Akron (AGTY)
5.000%, 12/01/2015	1,000	1,088

		9,706

Oklahoma – 1.4%
Revenue Bonds – 1.4%
Cherokee County Economic, Escrowed to Maturity, Zero Coupon Bond (AMBAC)
2.260%, 11/01/2011 § ¤	3,340	3,134
McClain County Economic Development Authority, Educational Facilities Lease Revenue, Newcastle Public Schools Project
5.000%, 09/01/2009	510	512
5.000%, 09/01/2011	345	340
5.000%, 09/01/2012	355	345
4.125%, 09/01/2013	250	227

First American Funds 2008 Semiannual Report   33

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project (AMT)
5.750%, 01/01/2023	$1,430	$983
South Oklahoma City, Pre-refunded 02/01/2010 @ 100
9.750%, 02/01/2013 ◊	2,565	2,747
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B
4.600%, 12/01/2009	610	617

		8,905

Oregon – 0.4%
General Obligations – 0.4%
Lane County School District #52, Bethel (SBG)
5.500%, 06/15/2009	1,000	1,021
Yamhill County School District #40, McMinnville (FSA) (SBG)
5.000%, 06/15/2019	1,415	1,533

		2,554

Pennsylvania – 1.4%
Revenue Bonds – 1.3%
Allegheny County Hospital Revenue, University of Pittsburgh Medical Center, Series B
5.000%, 06/15/2018	3,000	2,981
Delaware County College Revenue, Neumann College
5.250%, 10/01/2020	535	422
5.375%, 10/01/2021	565	442
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI)
5.000%, 12/15/2015	1,275	1,095
5.000%, 12/15/2017	1,405	1,150
Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project
6.125%, 02/01/2028	1,000	629
Westmoreland County Industrial Development Authority Revenue, Retirement Community, Redstone, Series A
5.375%, 01/01/2014	1,100	960
5.500%, 01/01/2016	1,200	974

		8,653

General Obligation – 0.1%
Ephrata Area School District (FGIC) (MBIA) (STAID)
4.500%, 04/15/2018	400	402

		9,055

Puerto Rico – 0.6%
Revenue Bond – 0.1%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	825

General Obligation – 0.5%
Puerto Rico Commonwealth, Public Improvement, Series A
5.000%, 07/01/2020	4,000	3,284

		4,109

South Carolina – 1.4%
Revenue Bonds – 1.4%
Charleston EDL Excellence Finance, Charleston County School District Project
5.000%, 12/01/2013	2,000	2,125
Lexington County Health Services District, Lexington Medical Center, Pre-refunded 11/01/2013 @ 100
5.500%, 11/01/2023 ◊	2,000	2,269
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.000%, 08/01/2013	1,000	1,002
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
6.000%, 08/01/2013	2,000	1,994
South Carolina Public Service Authority, Series A (MBIA)
5.500%, 01/01/2010	1,665	1,736

		9,126

South Dakota – 1.1%
Revenue Bonds – 0.8%
South Dakota Health & Educational Facilities Authority, Vocational Education Program (AGTY)
5.125%, 08/01/2028	1,500	1,423
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement
4.750%, 09/01/2011	530	527
5.000%, 09/01/2012	1,000	986
5.000%, 09/01/2013	1,000	977
5.000%, 09/01/2025	1,770	1,340

		5,253

Certificate of Participation – 0.3%
Deadwood (ACA)
5.000%, 11/01/2018	2,385	1,945

		7,198

Tennessee – 3.8%
Revenue Bonds – 3.5%
Chattanooga Health, Educational & Housing Facilities Board, Catholic Health Initiatives, Series D
6.125%, 10/01/2028	2,265	2,269
Jackson Hospital Revenue, Jackson-Madison Project
5.250%, 04/01/2023	4,000	3,512
Memphis-Shelby Counties Sports Authority Revenue, Memphis Arena Project, Series C (MBIA)
5.000%, 11/01/2017	3,175	3,348
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity
6.400%, 04/01/2011 §	1,030	1,139
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 ◊	565	634
6.000%, 09/01/2016 ◊	935	1,049
Shelby County Health, Educational & Housing Facilities Board, St. Jude’s Children’s Research
5.000%, 07/01/2009	100	101
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project (RAAI)
5.000%, 09/01/2016	2,000	1,685
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Escrowed to Maturity
6.250%, 09/01/2011 §	1,465	1,630
6.250%, 09/01/2012 §	1,085	1,239

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2008 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 ◊	$2,215	$2,531
Tennessee Energy Acquisition Corporation, Gas Revenue, Series A
5.000%, 09/01/2014	3,500	3,081

		22,218

General Obligation – 0.3%
Memphis (MBIA)
5.000%, 10/01/2016	2,000	2,203

		24,421

Texas – 10.9%
Revenue Bonds – 4.6%
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	892
El Paso Water & Sewer Revenue, Series A (FSA)
4.000%, 03/01/2018	650	657
Grapevine Industrial Development, Air Cargo (AMT)
6.500%, 01/01/2024	485	364
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A
5.750%, 10/01/2009	2,895	2,908
5.000%, 10/01/2013	1,230	1,161
Harris County Health Facilities Development Corporation, Hospital Revenue, Memorial Hermann Healthcare System, Series B
7.125%, 12/01/2031	1,950	1,963
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Pre-refunded 02/15/2014 @ 101
7.000%, 02/15/2023 ◊	2,000	2,369
League City Waterworks & Sewer System Revenue (FSA)
4.000%, 02/15/2018	1,230	1,219
4.375%, 02/15/2023	1,315	1,191
Lubbock Educational Facilities Revenue, Lubbock Christian University
5.000%, 11/01/2016	1,000	880
North Texas Tollway Revenue, First Tier, Series A
6.000%, 01/01/2024	2,500	2,481
North Texas Tollway Revenue, First Tier, Series E-3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038	3,000	3,115
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond (MBIA)
2.590%, 06/01/2012 § ¤	1,465	1,342
San Antonio Electric & Gas, Series A
5.250%, 02/01/2013	2,135	2,164
San Leanna Educational Facilities Higher Education Revenue Tax, Saint Edwards University Project
5.000%, 06/01/2019	575	456
Tarrant County Cultural Education Financial Corporation Retirement Facilities, Northwest Senior Housing, Edgemere Project, Series A
5.750%, 11/15/2014	1,235	1,093
Texas Transportation Commission, First Tier
5.000%, 04/01/2017	2,000	2,246
Travis County Health Facilities, Development Retirement Facilities Revenue, Querencia Barton Creek Project
5.250%, 11/15/2017	1,000	723
5.500%, 11/15/2025	900	537
Tyler Health Facilities, Mother Frances Hospital
5.250%, 07/01/2012	1,000	928
Victoria Utilities Systems Revenue (AMBAC)
4.400%, 12/01/2019	1,000	968

		29,657

General Obligations – 6.3%
Alvin Independent School District, Schoolhouse (PSFG)
4.125%, 02/15/2019	1,110	1,130
Brownsville (MBIA)
5.000%, 02/15/2017	2,125	2,224
Corinth (MBIA)
4.500%, 02/15/2019	1,180	1,169
Dallas (MBIA)
4.500%, 02/15/2027	5,000	4,634
Dallas County Utilities & Reclamation District, Series A (AMBAC)
5.150%, 02/15/2022	5,715	4,869
El Paso County (MBIA)
5.000%, 02/15/2018	2,440	2,657
Elgin Independent School District, School Building (PSFG)
4.375%, 08/01/2019	1,120	1,156
Frisco (AMBAC)
4.500%, 02/15/2016	2,045	2,194
Frisco (FGIC) (MBIA)
5.000%, 02/15/2018	1,125	1,158
5.000%, 02/15/2019	1,675	1,707
Galena Park Independent School District, School Building (PSFG)
4.000%, 08/15/2019	1,070	1,077
Giddings Independent School District, School Building, Series A (PSFG)
4.250%, 02/15/2019	875	900
Grand Prairie Independent School District, School Building, Series A (PSFG)
4.500%, 02/15/2018	635	676
Howard County Junior College (AMBAC)
4.250%, 02/15/2018	715	705
Kaufman County (FSA)
5.000%, 02/15/2017	1,000	1,046
Lubbock, Water Works System, Series A (FSA)
4.500%, 02/15/2019	300	310
Mansfield Independent School District, School Building (PSFG)
5.000%, 02/15/2022	770	797
Montgomery County (FSA)
4.000%, 03/01/2017	320	331
North Harris Montgomery Community College District (FGIC)
5.375%, 02/15/2015	95	101
Northwest Texas Independent School District (PSFG)
4.500%, 02/15/2026	1,500	1,410
Plano Independent School District, School Building, Series A
5.000%, 02/15/2025	1,000	1,015
San Angelo, Series A (MBIA)
4.400%, 02/15/2019	875	897

First American Funds 2008 Semiannual Report   35

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

San Antonio
4.125%, 02/01/2019	$1,000	$1,019
4.250%, 02/01/2020	1,140	1,150
Sunnyvale School District, School Building (PSFG)
4.400%, 02/15/2020	870	889
Teague Independent School District, School Building (PSFG)
5.000%, 02/15/2019	2,210	2,406
Texas, Water Financial Assistance, Series A
5.000%, 08/01/2017	1,500	1,681
Victoria School District, School Building (PSFG)
5.000%, 02/15/2018	500	550

		39,858

		69,515

Utah – 0.8%
Revenue Bonds – 0.7%
Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC)
5.000%, 07/01/2015	2,500	2,762
South Jordan, Sales Tax, Pre-refunded 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018 ◊	1,000	1,098
Weber Basin Water Conservancy District, Series A (AMBAC)
4.375%, 10/01/2018	400	412

		4,272

General Obligation – 0.1%
Ashley Valley Water & Sewer, Escrowed to Maturity (AMBAC)
10.900%, 01/01/2010 §	600	630

		4,902

Washington – 3.9%
Revenue Bonds – 0.6%
Snohomish County Housing Authority
6.300%, 04/01/2016	880	883
Washington Housing Community Nonprofit Revenue, Skyline at First Hill Project, Series B
5.100%, 01/01/2013	3,000	2,695

		3,578

General Obligations – 3.3%
Clark County School District #37, Vancouver (FSA)
5.250%, 12/01/2014	1,515	1,668
King County School District, #401, Highline Public Schools (FSA) (SBG)
5.250%, 12/01/2025	500	514
King County School District, #412, Shoreline (SBG)
5.750%, 12/01/2021	265	289
Snohomish County (MBIA)
5.375%, 12/01/2019	5,000	5,272
Spokane County School District #081, Spokane (MBIA) (SBG)
5.000%, 06/01/2016	1,000	1,091
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC) (MBIA)
4.023%, 12/01/2014 ¤	5,690	4,495
Washington, Series C
5.500%, 07/01/2014	2,275	2,586
Washington, Series S-5, Zero Coupon Bond (FGIC) (MBIA)
4.010%, 01/01/2016 ¤	3,000	2,272
Washington, Various Purpose, Series R-A (AMBAC)
5.000%, 01/01/2025	3,000	3,028

		21,215

		24,793

Wisconsin – 1.9%
Revenue Bonds – 1.6%
Franklin Solid Waste Disposal Revenue, Waste Management Wisconsin, Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	1,492
Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Series A
5.500%, 02/15/2020	1,500	1,177
Wisconsin Health & Educational Facilities Authority, Eastcastle Place Income Project
5.750%, 12/01/2019	2,000	1,480
Wisconsin Health & Educational Facilities Authority, Fort Healthcare Income Project
5.375%, 05/01/2018	1,250	1,091
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.250%, 02/15/2009	500	500
5.500%, 02/15/2013	850	816
Wisconsin Health & Educational Facilities Authority, Southwest Health Center, Series A
6.125%, 04/01/2024	1,500	1,068
Wisconsin Health & Educational Facilities Authority, Vernon Memorial Healthcare Project
4.650%, 03/01/2015	1,035	884
Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Services
5.750%, 08/15/2011	210	200
Wisconsin Health & Educational Facilities Authority, Wisconsin Medical College (MBIA)
5.000%, 12/01/2015	1,450	1,382

		10,090

General Obligation – 0.3%
Door County, Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 z	1,720	1,837

		11,927

Wyoming – 0.3%
Revenue Bond – 0.3%
Lincoln County, Pacificorp Project, Mandatory Put 06/03/2013 @ 100 (AMT)
4.125%, 11/01/2025	2,250	2,128

Total Municipal Bonds
(Cost $641,447)		626,383

Short Term Investments – 0.8%
Money Market Fund – 0.7%
First American Tax Free Obligations Fund, Class Z Å	4,863,718	4,864

The accompanying notes are an integral part of the financial statements.

36   First American Funds 2008 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Variable Rate Demand Note ❖ – 0.1%
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Board Project, Class A-9 (LOC: Bank of America)
1.150%, 09/01/2036	$300	$300

Total Short-Term Investments
(Cost $5,164)		5,164

Total Investments – 99.3%
(Cost $646,611)		631,547

Other Assets and Liabilities, Net – 0.7%		4,483

Total Net Assets – 100.0%		$636,030

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

◊	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2008.

◗	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Y	Auction rate security. The coupon rate represents the rate as of December 31, 2008.

z	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of December 31, 2008.

ACA –	ACA Financial Guaranty Corporation

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2008, the aggregate market value of securities subject to the AMT was $12,817, which represents 2.0% of total net assets.

CIFG –	CDC IXIS Financial Guaranty

CMI –	California Mortgage Insurance Program

COMGTY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FHA –	Federal Housing Authority

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

IMI –	Investors Mortgage Insurance Company

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

MQSBLF –	Michigan Qualified School Board Loan Fund Program

MSDCEP –	Minnesota School District Credit Enhancement Program

OSDCEP –	Ohio School District Credit Enhancement Program

PSFG –	Permanent School Fund Guarantee

RAAI –	Radian Asset Assurance Inc.

SBG –	School Board Guaranty

SMO –	State Moral Obligation
Intermediate Tax Free Fund (concluded)

STAID –	State Aid Withholding

VA –	Veterans Administration

XLCA –	XL Capital Assurance Inc.

First American Funds 2008 Semiannual Report   37

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Minnesota Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.8%
Revenue Bonds – 67.8%
Continuing Care Retirement Communities – 1.0%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.550%, 07/01/2027	$1,000	$618
Glencoe Health Care Facilities, Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 ◊	1,000	1,132

		1,750

Economic Development – 1.6%
Minneapolis Community Development Agency, Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 ◊	1,000	1,098
Minneapolis Development Revenue, Common Bond, Series 1A (AMT)
4.550%, 12/01/2013	480	483
4.625%, 12/01/2014	505	507
Minneapolis Supported Development Revenue, Common Bond, Series 2A (AMT)
5.125%, 06/01/2022	1,000	754

		2,842

Education – 10.6%
Minneapolis, The Blake School Project
5.000%, 09/01/2012	445	460
Minnesota Higher Education Facilities Authority, Augsburg College, Series 4
5.000%, 10/01/2011	500	493
5.000%, 10/01/2012	500	484
Minnesota Higher Education Facilities Authority, Augsburg College, Series 6-C
4.750%, 05/01/2018	1,075	903
Minnesota Higher Education Facilities Authority, Augsburg College, Series 6-J1
5.000%, 05/01/2013	320	312
5.000%, 05/01/2016	375	344
5.000%, 05/01/2020	1,295	1,053
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2018	1,125	976
5.500%, 05/01/2019	1,185	1,002
5.500%, 05/01/2024	1,050	803
Minnesota Higher Education Facilities Authority, College of Art & Design, Series 5-K
5.000%, 05/01/2011	250	256
Minnesota Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2013	310	302
5.000%, 05/01/2014	320	307
5.000%, 05/01/2015	340	320
5.000%, 05/01/2016	355	326
5.000%, 05/01/2017	370	329
Minnesota Higher Education Facilities Authority, St. Benedict College, Series V
4.500%, 03/01/2017	1,585	1,449
Minnesota Higher Education Facilities Authority, St. Catherine College, Series 5-N1
5.250%, 10/01/2022	500	425
Minnesota Higher Education Facilities Authority, St. John’s University, Series 6-U
4.200%, 10/01/2019	290	270
4.300%, 10/01/2020	385	353
4.500%, 10/01/2022	145	131
Minnesota Higher Education Facilities Authority, St. Olaf College, Series 6-O
5.000%, 10/01/2016	500	524
4.500%, 10/01/2019	250	227
Minnesota Higher Education Facilities Authority, St. Scholastica College, Series 5-J
5.250%, 12/01/2011	300	297
Minnesota Higher Education Facilities Authority, St. Scholastica College, Series 6-S
4.375%, 12/01/2016	360	304
4.500%, 12/01/2017	380	313
Minnesota Higher Education Facilities Authority, University of St. Thomas, Series 6-I
4.000%, 04/01/2014	1,045	1,059
Moorhead Educational Facilities, Concordia College, Series A
4.100%, 12/15/2014	500	496
4.200%, 12/15/2015	880	862
4.300%, 12/15/2016	925	897
5.000%, 12/15/2018	1,005	1,003
5.000%, 12/15/2019	1,060	1,038

		18,318

Healthcare – 27.5%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.250%, 02/01/2015	735	622
Bemidji Health Care Facilities, North County Health Services
4.125%, 09/01/2013	300	288
4.250%, 09/01/2015	500	468
5.000%, 09/01/2017	500	479
5.000%, 09/01/2018	1,050	986
5.000%, 09/01/2019	1,110	1,022
Cuyuna Range Hospital District
5.000%, 06/01/2016	425	337
5.000%, 06/01/2017	1,340	1,034
5.000%, 06/01/2019	1,320	961
Duluth Economic Development Authority, Benedictine Health System, Pre-refunded 02/15/2014 @ 100
5.375%, 02/15/2022 ◊	2,045	2,332
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	725
5.000%, 04/01/2014	800	749
5.000%, 04/01/2015	845	777
5.000%, 04/01/2017	1,815	1,592
Hastings Health Care Facility, Regina Medical Center (ACA)
5.000%, 09/15/2013	500	465
Inver Grove Heights Nursing Home Revenue, Presbyterian Homes Care
5.000%, 10/01/2016	430	336
Maple Grove Health Care Facilities, Maple Grove Hospital
5.000%, 05/01/2017	1,000	962
Maple Grove Health Care Facilities, North Memorial
4.500%, 09/01/2017	1,730	1,513
Marshall Medical Center Gross Revenue, Avera Marshall Regional Medical Center Project
4.500%, 11/01/2013	345	326
4.750%, 11/01/2020	1,155	922

The accompanying notes are an integral part of the financial statements.

38   First American Funds 2008 Semiannual Report

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Meeker County Hospital Facilities, Memorial Hospital Project
5.625%, 11/01/2022	$1,000	$713
Minneapolis Healthcare System, Allina Health System, Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 ◊	2,500	2,865
5.750%, 11/15/2032 ◊	1,300	1,478
Minneapolis Healthcare System, Fairview Health Services, Series A
6.375%, 11/15/2023	4,000	3,982
Minneapolis Healthcare System, Fairview Health Services, Series A, Escrowed to Maturity
5.000%, 05/15/2012 §	605	664
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	280	285
5.500%, 02/01/2012	200	203
5.500%, 02/01/2015	730	729
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A (MBIA)
5.500%, 11/15/2017	305	309
5.750%, 11/15/2026	10	8
Monticello, Big Lake Community Hospital, Series C
5.750%, 12/01/2015	2,320	2,001
Northfield Hospital Revenue
5.000%, 11/01/2013	880	830
5.000%, 11/01/2014	920	851
5.500%, 11/01/2017	1,080	969
Plymouth Health Facilities, Westhealth Project, Series A (FSA)
6.200%, 06/01/2011	1,360	1,363
Redwood Falls Hospital Facilities Revenue
5.000%, 12/01/2021	1,015	710
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	282
5.000%, 09/01/2017	1,785	1,558
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series C
5.625%, 07/01/2026	2,500	2,086
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2015	500	480
5.000%, 11/15/2019	1,000	869
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2019	1,000	757
St. Paul Housing & Redevelopment Authority, HealthEast Project
5.150%, 11/15/2020	1,840	1,210
St. Paul Port Authority, HealthEast Midway Campus, Series A
5.250%, 05/01/2015	1,500	1,186
5.750%, 05/01/2025	2,000	1,269
Stillwater Health Care, Health Systems Obligation Group
4.250%, 06/01/2015	500	462
4.250%, 06/01/2016	260	235
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.000%, 12/01/2013	400	395
Winona Health Care Facilities, Series A
5.300%, 07/01/2017	525	470
5.350%, 07/01/2018	590	518
Winona Health Care Facilities, Winona Health Obligated Group
5.000%, 07/01/2020	1,000	796

		47,429

Housing – 1.2%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages (AMT) (FNMA) (GNMA)
5.125%, 10/01/2020	35	34
Minnesota Housing Finance Agency, Single Family Mortgages, Series B (AMT)
5.550%, 07/01/2024	65	64
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.600%, 04/01/2025	2,000	1,288
Worthington Housing Authority, Meadows Worthington Project, Series A
5.000%, 11/01/2017	1,000	667

		2,053

Lease Revenue – 3.1%
Andover Economic Development Authority Public Facilities Lease Revenue, Community Center, Crossover Refunded 02/01/2014 @ 100
5.000%, 02/01/2019 z	730	790
5.000%, 02/01/2019 z	495	535
Pine County Housing & Redevelopment Authority, Series A
4.500%, 02/01/2016	465	460
4.500%, 02/01/2017	385	372
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.500%, 12/01/2019	180	172
4.500%, 12/01/2020	290	273
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center
4.000%, 06/01/2012	195	197
St. Paul Port Authority, Office Building
5.000%, 12/01/2019	2,415	2,486

		5,285

Miscellaneous – 0.9%
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,500	1,502

Tax Revenue – 2.3%
Hennepin County Sales Tax, Ballpark Project, Series B
4.375%, 12/15/2022	555	542
5.000%, 12/15/2029	1,000	991
Minneapolis Tax Increment Revenue, Grant Park Project
5.200%, 02/01/2022	1,000	658
Minneapolis, St. Anthony Falls Project
5.000%, 02/01/2017	1,040	787
5.300%, 02/01/2021	570	386
St. Anthony Housing & Redevelopment Authority, Silver Lake Village Project
5.000%, 08/01/2015	745	609

		3,973

First American Funds 2008 Semiannual Report   39

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Transportation – 8.1%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (MBIA)
5.000%, 01/01/2019	$1,000	$1,023
5.000%, 01/01/2020	2,200	2,230
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMBAC) (AMT)
5.000%, 01/01/2020	2,125	1,816
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC) (MBIA)
5.750%, 01/01/2010	2,380	2,395
5.625%, 01/01/2014	1,000	989
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Pre-refunded 01/01/2011 @ 100 (FGIC)
5.125%, 01/01/2020 ◊	3,095	3,313
Minnesota Public Facilities Authority Transportation
5.000%, 03/01/2012	970	1,000
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (IBC) (MBIA)
5.500%, 07/01/2013	1,250	1,208

		13,974

Utilities – 11.5%
Chaska Electric, Series A
5.650%, 10/01/2009	720	741
5.650%, 10/01/2010	760	797
4.200%, 10/01/2015	1,000	1,002
Cohasset Pollution Control, Allete Project (IBCC) (RAAI)
4.950%, 07/01/2022	2,230	1,764
Minnesota State Municipal Power Agency
4.125%, 10/01/2017	420	388
5.250%, 10/01/2022	1,000	935
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AGTY)
5.000%, 01/01/2019	1,000	1,060
5.000%, 01/01/2021	2,000	2,045
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AMBAC)
5.000%, 01/01/2013	380	404
5.000%, 01/01/2017	460	483
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2016	500	489
Shakopee Public Utilities, Series A (FSA)
4.250%, 02/01/2018	295	299
Southern Minnesota Municipal Power Agency, Series A (AMBAC)
5.000%, 01/01/2011	1,270	1,285
5.250%, 01/01/2014	2,000	2,160
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
4.700%, 01/01/2020 ¤	3,500	2,099
4.870%, 01/01/2021 ¤	5,000	2,807
Western Minnesota Municipal Power Agency, Series A (AMBAC)
5.500%, 01/01/2011	1,000	1,003

		19,761

Total Revenue Bonds		116,887

General Obligations – 29.3%
Anoka County Capital Improvements, Series A
4.100%, 02/01/2018	610	629
5.000%, 02/01/2020	1,000	1,068
Anoka County Capital Improvements, Series B
4.550%, 01/01/2011	1,960	1,996
Anoka County Capital Improvements, Series C
4.100%, 02/01/2018	285	296
4.200%, 02/01/2019	595	611
Anoka County, Series D
5.000%, 02/01/2024	500	503
Anoka-Hennepin Independent School District #11, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2014 z	2,000	2,113
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.375%, 02/01/2013 z	600	628
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2012 z	1,000	1,057
Burnsville Independent School District #191, Alternative Facilities, Series A (MSDCEP)
4.250%, 02/01/2020	1,200	1,218
Chaska Independent School District #112, Series A (MBIA) (MSDCEP)
4.250%, 02/01/2019	1,000	1,033
Chatfield Independent School District #227, Series A (FSA) (MSDCEP)
4.000%, 02/01/2018	450	468
Dakota County, Capital Improvements, Series C
4.850%, 02/01/2010	1,000	1,042
Dakota County Community Development Agency, Senior Housing Facilities, Series A
4.375%, 01/01/2019	510	524
4.500%, 01/01/2020	215	205
Dassel Cokato Independent School District #466, Series A (MSDCEP)
4.000%, 03/01/2014	300	315
Duluth Independent School District #709, Series A (FSA) (MSDCEP)
4.250%, 02/01/2022	1,150	1,112
Duluth, Series A
4.500%, 02/01/2021	1,160	1,163
4.500%, 02/01/2022	465	455
4.625%, 02/01/2024	1,100	1,062
Lakeville Independent School District #194, Pre-refunded 02/01/09 @ 100 (MSDCEP)
5.000%, 02/01/2016 ◊	2,000	2,007
Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022 z	1,260	1,362
Minneapolis Special School District #001 (MSDCEP)
4.000%, 02/01/2018	1,135	1,174
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 z	3,450	3,696
5.000%, 04/01/2016 z	2,510	2,689
Mounds View Independent School District #621, Series A (MBIA) (MSDCEP)
5.000%, 02/01/2018	2,340	2,383
Mounds View Independent School District #621, Series A (MSDCEP)
5.000%, 02/01/2019	2,565	2,655

The accompanying notes are an integral part of the financial statements.

40   First American Funds 2008 Semiannual Report

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Mounds View Independent School District #621, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 z	$1,000	$1,059
Pequot Lakes Independent School District #186, Crossover Refunded 02/01/2012 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018 z	500	536
Perham, Disposal System (AMT)
5.850%, 05/01/2015	1,205	1,220
Puerto Rico Commonwealth (MBIA)
6.000%, 07/01/2014	1,605	1,561
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	923
Puerto Rico Commonwealth, Series A
5.500%, 07/01/2018	1,000	892
5.500%, 07/01/2018	575	513
Puerto Rico Commonwealth, Series A (XLCA)
5.500%, 07/01/2017	1,000	903
Robbinsdale Independent School District #281, Alternative Facilities, Series B (MSDCEP)
4.500%, 02/01/2021	500	515
Rochester Wastewater, Series A
4.000%, 12/01/2018	1,140	1,180
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.37 (FSA) (MSDCEP)
2.670%, 02/01/2013 z ¤	1,055	892
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (FSA) (MSDCEP)
2.670%, 02/01/2012 z ¤	1,790	1,603
South Washington County, Independent School District #833, Series B (FSA) (MSDCEP)
5.000%, 02/01/2015	1,030	1,086
St. Cloud Library Sales Tax, Series B (FSA)
4.000%, 02/01/2018	1,000	1,029
St. Michael Independent School District #885, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014 z	1,190	1,271
5.000%, 02/01/2017 z	1,000	1,068
Wright County Jail, Series A (MCCEP)
4.500%, 12/01/2020	640	659
Zumbrota-Mazeppa Independent School District #2805, Series A (MSDCEP)
4.000%, 02/01/2019	200	204

Total General Obligations		50,578

Certificates of Participation – 1.7%
Duluth Independent School District #709, Series B (MSDCEP)
4.000%, 02/01/2019	1,890	1,867
Northeast Metropolitan Intermediate School District #916
4.250%, 01/01/2015	1,000	1,000

Total Certificates of Participation		2,867

Total Investments – 98.8%
(Cost $178,940)		170,332

Other Assets and Liabilities, Net – 1.2%		2,142

Total Net Assets – 100.0%		$172,474

Minnesota Intermediate Tax Free Fund (concluded)

◊	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

z	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2008.

ACA –	ACA Financial Guaranty Corporation

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2008, the aggregate market value of securities subject to the AMT was $8,262, which represents 4.8% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

IBC –	Insured Bond Certificate

IBCC –	Insured Bond Custodial Certificate

MBIA –	Municipal Bond Insurance Association

MCCEP –	Minnesota County Credit Enhancement Program

MSDCEP –	Minnesota School District Credit Enhancement Program

RAAI –	Radian Asset Assurance Inc.

XLCA –	XL Capital Assurance Inc.

First American Funds 2008 Semiannual Report   41

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Minnesota Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 96.3%
Revenue Bonds – 86.7%
Continuing Care Retirement Communities – 2.6%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.700%, 07/01/2042	$1,750	$996
Golden Valley, Covenant Retirement Communities, Series A
5.500%, 12/01/2029	1,750	1,259
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	1,275	687
Prior Lake Senior Housing Revenue, Shepherds Path, Series B
5.700%, 08/01/2036	1,000	620

		3,562

Economic Development – 2.0%
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program, Series A (AMT)
5.550%, 08/01/2016	500	427
Minnesota Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
7.250%, 08/01/2020	1,385	1,287
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D (AMT)
7.250%, 08/01/2020	1,065	990

		2,704

Education – 4.1%
Baytown Lease Revenue, St. Croix Preparatory Academy, Series A
7.000%, 08/01/2038	1,500	1,081
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2026	1,725	1,273
5.500%, 05/01/2027	820	595
Minnesota Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2026	30	22
Minnesota Higher Education Facilities Authority, Vermilion Community College, Series 3-T
5.750%, 01/01/2013	355	346
St. Paul Housing & Redevelopment Authority, Community Peace Academy, Series A
5.000%, 12/01/2036	800	461
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project
5.000%, 10/01/2024	2,000	1,794

		5,572

Healthcare – 29.0%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	1,500	816
Cuyuna Range Hospital District
5.000%, 06/01/2029	3,150	1,861
5.500%, 06/01/2035	350	204
Duluth Economic Development Authority, Benedictine Health System, Pre-refunded 02/15/2014 @ 100
5.250%, 02/15/2028 ◊	1,065	1,208
Glencoe Health Care Services Facilities Project, Glencoe Regional Health
5.000%, 04/01/2031	2,000	1,291
Maple Grove Health Care Facilities, North Memorial Health Care
5.000%, 09/01/2035	2,000	1,325
Maple Grove Health Care System, Maple Grove Hospital
4.500%, 05/01/2023	1,500	1,189
5.250%, 05/01/2025	1,000	847
Marshall Medical Center, Weiner Memorial Medical Center Project, Series A
5.250%, 11/01/2016	305	285
5.850%, 11/01/2023	875	757
Meeker County Hospital Facilities, Memorial Hospital Project
5.750%, 11/01/2027	1,000	674
Minneapolis Healthcare System, Allina Health System, Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 ◊	1,500	1,719
5.750%, 11/15/2032 ◊	2,400	2,728
Minneapolis Healthcare System, Fairview Health Services, Series A
6.625%, 11/15/2028	3,000	2,956
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A
6.375%, 11/15/2029	125	116
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 ◊	3,875	4,242
Monticello, Big Lake Community Hospital, Series A
5.750%, 12/01/2019	1,000	746
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	1,000	723
New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge
5.750%, 03/01/2015	1,600	1,360
Redwood Falls Hospital Revenue, Redwood Area Hospital Project
5.125%, 12/01/2036	3,000	1,716
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	2,000	1,313
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B, Pre-refunded 07/01/2014 @ 100
5.500%, 07/01/2025 ◊	2,000	2,324
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series C
5.750%, 07/01/2030	1,000	816
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2012	2,500	2,490
St. Paul Housing & Redevelopment Authority, Episcopal Nursing Home
5.630%, 10/01/2033	2,304	1,326
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2026	2,000	1,310

The accompanying notes are an integral part of the financial statements.

42   First American Funds 2008 Semiannual Report

Minnesota Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	$800	$483
St. Paul Housing & Redevelopment Authority, Regions Hospital
5.250%, 05/15/2018	500	423
St. Paul Port Authority, HealthEast Midway Campus, Series A
5.875%, 05/01/2030	900	536
St. Paul Port Authority, HealthEast Midway Campus, Series B
6.000%, 05/01/2030	1,800	1,092
Winona Health Care Facilities, Series A
6.000%, 07/01/2034	1,000	755

		39,631

Housing – 13.5%
Cottage Grove Senior Housing Revenue, PHS/Cottage Grove Inc. Project, Series A
5.000%, 12/01/2031	850	450
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project (GNMA)
5.900%, 04/20/2042	2,000	1,892
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	2,004
Hopkins Elderly Housing, St. Theresa Project, Series A (FHA) (GNMA)
5.600%, 11/20/2017	460	463
Maplewood Multifamily Housing, Carefree Cottages ll, Mandatory Put 04/15/2019 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	1,828
Minneapolis & St. Paul Housing Financing Board, Single Family, Series A4 (AMT) (FHLMC) (FNMA) (GNMA)
5.000%, 11/01/2038	974	722
Minneapolis Housing Revenue, Keeler Apartments, Series A
5.000%, 10/01/2037	1,350	770
Minneapolis Multifamily Housing Revenue, Vantage Flats Project (AMT) (GNMA)
5.200%, 10/20/2048	875	656
Minnesota Housing Finance Agency, Residential Housing, Series B (AMT)
5.650%, 07/01/2033	680	583
Minnesota Housing Finance Agency, Residential Housing, Series B1-RMK (AMT)
5.350%, 07/01/2033	1,380	1,130
Minnesota Housing Finance Agency, Residential Housing, Series D (AMT)
4.700%, 07/01/2027	3,465	2,686
Minnesota Housing Finance Agency, Residential Housing, Series F (AMT)
5.400%, 07/01/2030	2,350	1,979
Minnesota Housing Finance Agency, Single Family Mortgage, Series C (AMT)
6.100%, 07/01/2030	345	335
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.650%, 04/01/2041	1,620	916
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A
5.250%, 10/01/2042	1,100	550
White Bear Lake, Multifamily Housing, Lake Square, Series A (FHA)
6.000%, 08/01/2020	1,020	1,020
Worthington Housing Authority, Meadows Worthington Project, Series A
5.375%, 05/01/2037	880	409

		18,393

Lease Revenue – 6.2%
Lakeville Housing & Redevelopment Authority, Ice Arena Project
4.625%, 02/01/2032	585	512
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A
4.900%, 02/01/2015	850	858
5.000%, 02/01/2016	895	902
5.100%, 02/01/2017	900	907
Pine County Housing & Redevelopment Authority, Series A
5.000%, 02/01/2028	1,000	853
5.000%, 02/01/2031	1,890	1,569
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	2,000	1,774
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.750%, 12/01/2026	500	443
St. Paul Port Authority, Regions Hospital Parking Ramp Project, Series 1
5.000%, 08/01/2036	1,375	722

		8,540

Miscellaneous – 1.4%
Little Canada Commercial Development, RLF Minnesota Project
7.100%, 04/01/2013	790	759
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,130	1,131

		1,890

Recreational Facility Authority – 1.2%
Moorhead, Golf Course, Series B
5.875%, 12/01/2021	2,000	1,629

Tax Revenue – 0.3%
Minneapolis, St. Anthony Falls Project
5.650%, 02/01/2027	400	245
5.750%, 02/01/2027	300	186

		431

Transportation – 6.9%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (AMBAC)
5.000%, 01/01/2017	1,000	1,060
5.000%, 01/01/2019	3,250	3,349
5.000%, 01/01/2020	5,000	5,066

		9,475

Utilities – 19.5%
Chaska Electric, Series A
6.100%, 10/01/2030	45	41
Minnesota Public Facilities Authority, Clean Water, Series B
5.000%, 03/01/2018	2,000	2,243

First American Funds 2008 Semiannual Report   43

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Minnesota Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AGTY)
5.000%, 01/01/2018	$1,985	$2,140
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AMBAC)
5.000%, 01/01/2026	2,000	1,874
Puerto Rico Electric Power Authority, Series SS (MBIA)
5.000%, 07/01/2024	2,000	1,596
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
4.460%, 01/01/2019 ¤	4,000	2,573
4.870%, 01/01/2021 ¤	5,000	2,807
5.090%, 01/01/2023 ¤	3,000	1,484
5.170%, 01/01/2024 ¤	11,000	5,115
5.260%, 01/01/2025 ¤	4,250	1,852
5.350%, 01/01/2026 ¤	6,300	2,568
5.410%, 01/01/2027 ¤	3,000	1,148
Western Minnesota Municipal Power Agency (AMBAC)
5.500%, 01/01/2015	550	573
Western Minnesota Municipal Power Agency, Escrowed to Maturity (MBIA)
9.750%, 01/01/2016 §	410	570

		26,584

Total Revenue Bonds		118,411

General Obligations – 8.1%
Burnsville Independent School District #191, Alternative Facilities, Series A (MSDCEP)
4.500%, 02/01/2022	1,430	1,436
Duluth, Series A
5.000%, 02/01/2034	1,000	952
Minneapolis Sports Arena
5.100%, 04/01/2013	500	501
5.100%, 10/01/2013	250	251
Minnesota
5.000%, 08/01/2010	2,000	2,028
5.000%, 08/01/2013	2,000	2,222
Minnesota, Series A
5.000%, 06/01/2018	2,000	2,249
Perham, Disposal System (AMT)
6.000%, 05/01/2022	1,500	1,418

		11,057

Certificate of Participation – 1.5%
Duluth Independent School District #709, Series B (MSDCEP)
4.000%, 02/01/2019	2,000	1,976

Total Municipal Bonds
(Cost $151,539)		131,444

Short-Term Investments – 4.0%
Money Market Fund – 3.4%
Federated Minnesota Municipal Cash Trust	4,617,859	4,618

U.S. Treasury Obligations – 0.1%
U.S. Treasury Bills
0.427%, 01/29/2009 Ä	$110	110
0.109%, 04/09/2009 Ä	40	40

		150

Variable Rate Demand Note ❖ – 0.5%
Minneapolis, Guthrie Theater Project, Series A (LOC: Wells Fargo Bank)
1.080%, 10/01/2023	665	665

Total Short-Term Investments
(Cost $5,433)		5,433

Total Investments – 100.3%
(Cost $156,972)		136,877

Other Assets and Liabilities, Net – (0.3)%		(348)

Total Net Assets- 100.0%		$136,529

◊	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2008.

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

Ä	Yield shown is effective yield as of December 31, 2008.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of December 31, 2008.

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2008, the aggregate market value of securities subject to the AMT was $16,045, which represents 11.8% of total net assets.

COMGTY –	Commonwealth Guaranty

FHA –	Federal Housing Administration

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

GNMA –	Government National Mortgage Association

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

MSDCEP –	Minnesota School District Credit Enhancement Program

The accompanying notes are an integral part of the financial statements.

44   First American Funds 2008 Semiannual Report

Missouri Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 99.0%
Revenue Bonds – 83.0%
Continuing Care Retirement Communities – 3.7%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project
5.250%, 02/01/2024	$2,000	$1,444
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	500	311
Lee’s Summit Industrial Development Authority, Senior Living Facilities, John Knox Village, Series A
5.000%, 08/15/2014	1,035	918
Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A
5.375%, 02/01/2035	1,500	1,061
St. Louis County Industrial Development Authority, Friendship Village West, Series A
5.500%, 09/01/2028	2,000	1,413

		5,147

Education – 7.4%
Curators University System Facilities, Series A
5.000%, 11/01/2033	1,000	975
Lincoln University Auxiliary System Revenue (AGTY)
5.125%, 06/01/2037	1,000	892
Missouri Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2017	1,185	988
Missouri Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project
5.000%, 11/01/2019	2,540	2,632
Missouri Health & Educational Facilities Authority, Washington University, Series A
5.000%, 02/15/2019	1,465	1,577
5.375%, 03/15/2039	3,000	3,058

		10,122

Healthcare – 17.3%
Boone County Hospital
5.050%, 08/01/2020	1,200	1,019
5.625%, 08/01/2038	2,000	1,507
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, Southeast Missouri Hospital
5.625%, 06/01/2022	245	207
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, Southeast Missouri Hospital, Pre-refunded 06/01/2012 @ 100
5.625%, 06/01/2022 ◊	1,255	1,397
Carthage Hospital Revenue
6.000%, 04/01/2038	1,000	589
Cass County Hospital Revenue
5.500%, 05/01/2027	2,000	1,163
Clinton County Industrial Development Authority, Health Facilities Revenue, Cameron Regional Medical Center
5.000%, 12/01/2037	1,000	511
Hannibal Industrial Development Authority Health Facilities
4.300%, 03/01/2013	1,345	1,277
5.000%, 03/01/2022	1,000	810
Indiana Financial Authority Health Systems, Sisters of St. Francis Health
5.250%, 11/01/2024	1,000	941
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project
5.500%, 02/15/2024	2,000	1,579
Missouri Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity
6.750%, 05/15/2012 §	3,310	3,838
Missouri Health & Educational Facilities Authority, Cox Health Systems
5.500%, 11/15/2033	500	377
Missouri Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
5.000%, 08/15/2019	2,300	2,035
Missouri Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	502
Missouri Health & Educational Facilities Authority, SSM Health Care, Series A
5.000%, 06/01/2036	2,000	1,681
Missouri Health & Educational Facilities Authority, SSM Health, Series B (MBIA)
5.000%, 06/01/2018	445	445
Missouri Health & Educational Facilities Authority, St. Lukes Health, Series 2003-B (FSA)
5.500%, 11/15/2032	2,000	1,779
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital
5.625%, 12/01/2035	1,000	570
St. Louis County Industrial Development Authority, Ranken-Jordan Project
4.250%, 11/15/2014	125	103
5.000%, 11/15/2027	670	346
5.000%, 11/15/2035	1,300	600
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A, Pre-refunded 11/15/2013 @ 100
6.625%, 11/15/2035 ◊	500	597

		23,873

Housing – 3.8%
Missouri Housing Development Commission, Homeownership Loan Program, Series A1 (AMT) (FHLMC) (FNMA) (GNMA)
5.300%, 03/01/2039	675	532
Missouri Housing Development Commission, Homeownership Loan Program, Series B (AMT) (FNMA) (GNMA)
4.800%, 09/01/2031	2,175	1,625
Missouri Housing Development Commission, Homeownership Loan Program, Series C1 (AMT) (FNMA) (GNMA)
5.000%, 09/01/2037	600	447
Riverside Industrial Development Authority, Riverside Horizons Project, Series A (ACA)
5.000%, 05/01/2027	1,500	1,238
University City Industrial Development Authority, Multifamily Housing, Series A (GNMA)
5.950%, 12/20/2025	1,400	1,400

		5,242

First American Funds 2008 Semiannual Report   45

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Missouri Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Lease Revenue – 15.8%
Cape Girardeau County, Jackson School District R-02 (MBIA)
5.250%, 03/01/2026	$1,000	$965
Clay County, Public Building Authority (FSA)
5.125%, 05/15/2014	2,000	2,004
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond (AMBAC)
5.948%, 04/15/2027 ¤	2,000	685
Kansas City Special Facilities Revenue, MCI Overhaul Base Project, Series G (AMT)
4.750%, 09/01/2028	4,000	2,529
Missouri Board of Public Buildings, Series A
5.000%, 10/15/2027	1,000	1,003
Missouri Board of Public Buildings, State Office Building Special Obligation, Series A
5.000%, 05/01/2017	1,000	1,042
5.125%, 05/01/2026	5,000	5,011
Missouri Board of Public Buildings, State Office Building Special Obligation, Series A (MBIA)
5.000%, 05/01/2024	5,000	5,012
Missouri Development Finance Board, Branson, Series A
5.000%, 12/01/2017	1,000	826
5.375%, 12/01/2022	750	562
Platte County School District #R-3 (MDDP)
5.000%, 03/01/2028	200	190
Springfield Public Building, Capital Improvement Project (AMBAC)
5.000%, 03/01/2024	2,000	2,006

		21,835

Miscellaneous – 2.3%
Kennett Industrial Development Authority, Manac Trailers USA Project (LOC: Region’s Bank) (AMT)
4.250%, 03/01/2022	1,500	1,205
4.250%, 03/01/2024	500	383
Missouri Development Finance Board, Eastland Center Project, Series A
4.250%, 04/01/2015	1,010	981
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	609

		3,178

Revolving Funds – 8.7%
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A
4.750%, 07/01/2020	2,000	2,102
5.750%, 01/01/2029	1,000	1,064
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B
5.250%, 01/01/2015	1,725	1,747
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C
4.750%, 07/01/2023	410	417
5.000%, 07/01/2023	6,655	6,708

		12,038

Tax Revenue – 10.1%
Belton Increment Tax Revenue, Town Center Project
5.625%, 03/01/2025	550	386
Branson Industrial Development Authority Tax Increment Revenue, Branson Landing Retail Project
5.500%, 06/01/2029	535	341
Columbia Electric Utility Improvement, Series A
5.000%, 10/01/2021	400	413
5.000%, 10/01/2023	445	451
5.125%, 10/01/2030	500	486
Fenton Tax Increment Revenue, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	985
Harrisonville Towne Center Project
4.375%, 11/01/2017	340	317
4.500%, 11/01/2022	715	596
Howard Bend Levee District (XLCA)
5.500%, 03/01/2026	1,745	1,478
Jackson County Harry Truman Sports Complex (AMBAC)
5.000%, 12/01/2028	3,000	2,742
Kansas City Refunding & Improvement, Arena Project, Series C
5.125%, 04/01/2033	1,325	1,185
Kansas City Tax Increment Financing Commission, Maincor Project, Series A
5.250%, 03/01/2018	500	401
Missouri Development Finance Board, Independence Centerpoint Project, Series E
5.125%, 04/01/2025	1,000	883
Missouri Development Finance Board, Independence Crackerneck Creek Project, Series B
5.000%, 03/01/2025	1,000	712
Osage Beach Tax Increment Revenue, Prewitt’s Point Project
5.000%, 05/01/2023	1,455	933
Raytown Live Redevelopment Plan, Project #1
5.125%, 12/01/2031	1,000	852
Riverside Tax Increment Revenue, L-385 Levee Project
5.250%, 05/01/2020	1,000	820

		13,981

Transportation – 7.8%
Kansas City Airport Revenue, Series A
4.000%, 09/01/2014	590	594
Missouri Highways & Transportation Commission
4.750%, 05/01/2027	360	354
Missouri Highways & Transportation, Series A, Pre-refunded 02/01/2011 @ 100
5.250%, 02/01/2020 ◊	5,000	5,397
Missouri Highways & Transportation, Series A, Pre-refunded 02/01/2012 @ 100
5.000%, 02/01/2022 ◊	3,225	3,535
Puerto Rico Commonwealth Highway & Transportation Authority, Series K
5.000%, 07/01/2017	1,000	872

		10,752

The accompanying notes are an integral part of the financial statements.

46   First American Funds 2008 Semiannual Report

Missouri Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Utilities – 6.1%
Metropolitan St. Louis Sewer District, Wastewater Systems Revenue, Series A
5.750%, 05/01/2038	$1,075	$1,083
Metropolitan St. Louis Sewer District, Wastewater Systems Revenue, Series A (MBIA)
5.000%, 05/01/2023	500	512
Missouri Development Finance Board, Independence Water System (AMBAC)
5.000%, 11/01/2024	1,000	953
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Iatan 2 Project, Series A (AMBAC)
5.000%, 01/01/2028	1,000	916
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
5.000%, 01/01/2016	1,500	1,426
North Central Regional Water Commission, Waterworks Systems Revenue
5.000%, 01/01/2037	2,070	1,598
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2028	300	250
Puerto Rico Electric Power Authority, Series WW
5.250%, 07/01/2025	1,000	812
St. Joseph Industrial Development Authority, Sewer System Improvements Project
4.750%, 04/01/2020	500	461
4.750%, 04/01/2021	390	353

		8,364

Total Revenue Bonds		114,532

General Obligations – 8.5%
Jackson County School District #7, Lee’s Summit
4.750%, 03/01/2027	1,000	974
Jefferson City School District, Series A, Escrowed to Maturity
6.700%, 03/01/2011 §	775	817
Ladue School District
5.000%, 03/01/2023	1,500	1,530
North Kansas City School District #74 (MDDP)
5.000%, 03/01/2019	500	548
Platte County School District #R-3 (MBIA)
5.000%, 03/01/2024	685	694
Puerto Rico Commonwealth, Public Improvement, Series A
5.250%, 07/01/2026	1,000	776
Puerto Rico Municipal Finance Agency, Pre-refunded 08/01/2009 @ 101 (FSA)
5.500%, 08/01/2023 ◊	2,000	2,076
Richmond Heights, Manhasset Village Neighborhood
4.500%, 04/01/2026	690	617
St. Charles Community College (MBIA)
5.250%, 02/15/2018	1,220	1,357
St. Charles County, Francis Howell School District (FGIC) (MBIA) (MDDP)
5.250%, 03/01/2018	2,095	2,376

Total General Obligations		11,765

Certificates of Participation – 7.5%
Belton Refunding & Improvement
5.250%, 03/01/2029	355	257
Belton Refunding & Improvement (MBIA)
4.375%, 03/01/2019	500	420
4.500%, 03/01/2022	500	388
Cottleville
5.125%, 08/01/2026	200	163
5.250%, 08/01/2031	1,700	1,308
Hazelwood School District, Energy Improvements Project
4.500%, 03/01/2017	515	528
4.500%, 03/01/2018	445	450
Kansas City Metropolitan Junior College District
4.500%, 07/01/2021	1,375	1,367
Missouri School Boards Association, Liberty Public School District #53 (FSA)
5.250%, 03/01/2025	1,015	1,034
Ozark R-6 School District Lease (FSA)
5.000%, 09/01/2025	870	843
Texas County Justice Center Project (AGTY)
4.500%, 12/01/2025	3,535	3,043
Union, Series A
5.200%, 07/01/2023	520	477

Total Certificates of Participation		10,278

Total Municipal Bonds
(Cost $151,208)		136,575

Short-Term Investment – 0.0%
First American Tax Free Obligations Fund, Class Z Å
(Cost $4)	3,844	4

Total Investments – 99.0%
(Cost $151,212)		136,579

Other Assets and Liabilities, Net – 1.0%		1,418

Total Net Assets – 100.0%		$137,997

◊	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2008.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ACA –	ACA Financial Guaranty Corporation

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2008, the aggregate market value of securities subject to the AMT was $7,330, which represents 5.3% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

First American Funds 2008 Semiannual Report   47

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Missouri Tax Free Fund (concluded)

MDDP –	Missouri Direct Deposit Program

RAAI –	Radian Asset Assurance Inc.

XLCA –	XL Capital Assurance Inc.

Nebraska Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 99.4%
Revenue Bonds – 80.7%
Continuing Care Retirement Communities – 2.3%
Colorado Health Facilities Authority, Christian Living Communities, Series A
5.750%, 01/01/2026	$100	$63
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	275	148
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	200	132
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement
5.000%, 09/01/2025	600	454

		797

Education – 23.1%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	575	330
Colorado Educational & Cultural Facilities Authority, Charter School Revenue
5.625%, 05/01/2040	1,050	745
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2021	500	405
Missouri Health & Educational Facilities Authority, Washington University, Series A
5.375%, 03/15/2039	500	510
Nebraska Educational Finance Authority, Midland Lutheran College Project
5.200%, 10/01/2020	350	289
Nebraska Educational Finance Authority, Wesleyan University Project (RAAI)
5.000%, 04/01/2017	605	547
Nebraska Elementary & Secondary School Finance Authority, Boy’s Town Project
4.750%, 09/01/2028	500	451
Nebraska Utility Corporation, University of Nebraska, Lincoln Project
5.250%, 01/01/2015	1,045	1,105
University of Nebraska Facility Corporation, Medical Center Research Project
5.000%, 02/15/2015	500	528
University of Nebraska, Lincoln Memorial Stadium Project, Series A
5.000%, 11/01/2015	500	521
University of Nebraska, Lincoln Student Fees
5.000%, 07/01/2022	750	757
University of Nebraska, Omaha Health & Recreation Project
5.000%, 05/15/2033	1,000	941
University of Nebraska, Omaha Student Facilities Project
5.000%, 05/15/2032	350	331
University of Nebraska, Omaha Student Housing Project
5.000%, 05/15/2023	500	504

		7,964

Healthcare – 19.9%
Adams County Hospital Authority #1, Mary Lanning Memorial Hospital Project (RAAI)
5.250%, 12/15/2033	1,000	758

The accompanying notes are an integral part of the financial statements.

48   First American Funds 2008 Semiannual Report

Nebraska Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Douglas County Hospital Authority #2, Boy’s Town Project
4.750%, 09/01/2028	$1,000	$856
Douglas County Hospital Authority #2, Children’s Hospital
6.000%, 08/15/2028	1,000	863
Douglas County Hospital Authority #3, Methodist Health
5.500%, 11/01/2038	1,000	741
Halifax Medical Center, Hospital Revenue, Series A
5.000%, 06/01/2038	600	311
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	600	422
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	200	137
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A, Pre-refunded 06/01/2011 @ 100 (AMBAC)
5.000%, 06/01/2019 ◊	500	540
Madison County Hospital Authority #1, Faith Regional Health Services Project, Pre-refunded 01/01/2012 @ 100 (RAAI)
5.500%, 07/01/2021 ◊	500	548
Nebraska Investment Finance Authority, Great Plains Regional Medical Center (RAAI)
5.200%, 11/15/2016	250	248
5.300%, 11/15/2017	805	794
Platte County Hospital Authority #1, Columbus Community Hospital Project (RAAI)
5.850%, 05/01/2014	650	645

		6,863

Housing – 2.8%
Nebraska Investment Finance Authority, Single Family Housing, Series D (AMT)
4.950%, 09/01/2026	460	378
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments (GNMA)
5.150%, 11/20/2022	595	561

		939

Miscellaneous – 1.8%
Washington County Wastewater & Solid Waste Disposal Facilities, Cargill Project (AMT)
4.850%, 04/01/2035	500	341
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	300	271

		612

Recreational Facility Authority – 3.4%
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project
4.750%, 09/01/2024	1,365	1,176

Revolving Fund – 1.7%
Nebraska Investment Finance Authority, Drinking Water System
5.150%, 01/01/2016	580	583

Tax Revenue – 3.3%
Omaha Special Tax Revenue
5.250%, 10/15/2028	650	653
Omaha Special Tax Revenue, Series A
5.125%, 02/01/2032	500	481

		1,134

Utilities – 22.4%
Burt County Public Power District Electric Systems
4.850%, 07/01/2026	335	292
Central Plains Energy Project, Nebraska Gas Project #1, Series A
5.250%, 12/01/2021	750	556
Grand Island Electrical Systems (MBIA)
5.125%, 08/15/2016	750	783
Hastings Electrical Systems (FSA)
5.000%, 01/01/2015	250	260
Lincoln Electrical Systems
5.000%, 09/01/2026	250	247
Nebraska Public Power, Series B
5.000%, 01/01/2033	500	452
Omaha Public Power District, Electric Revenue, Series A
5.500%, 02/01/2033	1,000	1,004
5.500%, 02/01/2035	1,200	1,202
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2025	500	431
Puerto Rico Electric Power Authority, Series WW
5.250%, 07/01/2025	1,000	812
South Sioux City Combined Electric, Water & Sewer
4.750%, 08/01/2027	250	212
Southern Nebraska Public Power District, Electrical Systems Revenue
5.250%, 12/15/2028	1,500	1,469

		7,720

Total Revenue Bonds		27,788

General Obligations – 18.7%
Brown County
4.350%, 06/15/2026	200	187
4.700%, 12/15/2026	400	379
Buffalo County (AGTY)
6.000%, 12/15/2028	195	203
Douglas County School District #10, Elkhorn Public Schools
6.000%, 06/15/2028 «	500	513
Douglas County School District #54, Ralston Public Schools (FSA)
5.000%, 12/15/2016	845	889
La Vista
4.800%, 12/15/2026	345	331
Lancaster County School District #1, Lincoln Public Schools
5.250%, 07/15/2019	220	229
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental
4.500%, 10/15/2026	750	684
Omaha
5.750%, 10/15/2028	450	481
Omaha-Douglas Public Building
4.900%, 05/01/2016	500	521
5.100%, 05/01/2020	300	311

First American Funds 2008 Semiannual Report   49

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Nebraska Tax Free Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Puerto Rico Commonwealth, Public Improvement, Series A
5.250%, 07/01/2026	$500	$388
Puerto Rico Commonwealth, Series C-7 (MBIA)
6.000%, 07/01/2027	250	219
Saunders County (FSA)
5.000%, 11/01/2030	650	614
Scotts Bluff County
4.550%, 01/15/2026	500	496

Total General Obligations		6,445

Total Municipal Bonds
(Cost $37,549)		34,233

Short-Term Investments – 1.1%
Money Market Fund – 0.8%
First American Tax Free Obligations Fund, Class Z Å	281,365	281

U.S. Treasury Obligation – 0.3%
U.S. Treasury Bill
0.109%, 04/09/2009 Ä	$100	100

Total Short-Term Investments
(Cost $381)		381

Total Investments – 100.5%
(Cost $37,930)		34,614

Other Assets and Liabilities, Net – (0.5)%		(161)

Total Net Assets – 100.0%		$34,453

◊	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

«	Security purchased on a when-issued basis. On December 31, 2008, the total cost of investments purchased on a when-issued basis was $497 or 1.4% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ä	Yield shown is effective yield as of December 31, 2008.

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2008, the aggregate market value of securities subject to the AMT was $990, which represents 2.9% of total net assets.

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

Ohio Tax Free Bond Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.4%
Revenue Bonds – 63.1%
Continuing Care Retirement Communities – 2.6%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A
5.000%, 07/01/2026	$800	$470
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A (RAAI)
5.125%, 07/01/2022	500	402
Hamilton County Health Care, Life Enriching Communities Project, Series A
5.000%, 01/01/2027	400	261

		1,133

Education – 16.2%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy
5.000%, 10/01/2025	250	193
Ohio Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	761
Ohio Higher Educational Facilities, College of Wooster Project
5.000%, 09/01/2020	400	392
Ohio Higher Educational Facilities, John Carroll University Project
5.000%, 04/01/2019	1,000	982
Ohio Higher Educational Facilities, Mount Union College Project
5.000%, 10/01/2031	1,000	826
Ohio Higher Educational Facilities, Ohio Northern University Project
5.000%, 05/01/2026	1,000	862
Ohio Higher Educational Facilities, Otterbein College Project, Series A
5.500%, 12/01/2028	500	437
Ohio Higher Educational Facilities, Wittenburg University Project
5.000%, 12/01/2024	505	356
Ohio Higher Educational Facilities, Xavier University Project, Pre-refunded 05/01/2013 @ 100 (FGIC)
5.250%, 05/01/2016 ◊	1,000	1,119
University of Cincinnati, Series A (FGIC) (MBIA)
5.500%, 06/01/2014	1,000	1,059

		6,987

Healthcare – 11.4%
Akron, Bath & Copley Joint Township Hospital Facilities, Summa Health Systems, Series A (RAAI)
5.250%, 11/15/2016	800	749
Fairfield County Hospital Facilities, Fairfield Medical Center (RAAI)
5.000%, 06/15/2022	500	400
Franklin County Hospital Revenue, Nationwide Childrens, Series A
4.750%, 11/01/2023	365	318
Lake County Hospital Facilities, Lake Hospital System, Series C
5.625%, 08/15/2029	750	563
Lorain County Hospital, Catholic Healthcare
5.500%, 10/01/2017	350	374

The accompanying notes are an integral part of the financial statements.

50   First American Funds 2008 Semiannual Report

Ohio Tax Free Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Lucas County Hospital Revenue, Promedica Healthcare, Series D
5.000%, 11/15/2038	$400	$324
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	664
Montgomery County Revenue, Catholic Health Initiatives, Series D
6.250%, 10/01/2033	100	99
Richland County Hospital Facilities, Medcentral Health Systems
5.250%, 11/15/2036	600	424
Ross County Hospital Revenue, Adena Health Systems
5.500%, 12/01/2028	500	400
Scioto County Hospital Revenue, Southern Ohio Medical Center
5.750%, 02/15/2038	800	634

		4,949

Housing – 3.3%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series E (AMT) (FNMA) (GNMA)
4.850%, 09/01/2026	650	524
Ohio Housing Finance Agency, Residential Mortgage Securities, Series F (FHLMC) (FNMA) (GNMA)
5.450%, 09/01/2033	1,000	896

		1,420

Lease Revenue – 5.6%
Cleveland-Cuyahoga County Port Authority, Rita Project (RAAI)
5.000%, 11/15/2019	750	642
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	500	443
Riversouth Authority Revenue, Lazarus Building Redevelopment, Series A
5.750%, 12/01/2027	400	253
Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A
5.250%, 12/01/2017	1,000	1,076

		2,414

Miscellaneous – 2.3%
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B
4.500%, 12/01/2015	1,000	995

Revolving Fund – 2.6%
Ohio Water Development Authority, Water Pollution Control, Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 ◊	1,000	1,102

Tax Revenue – 1.0%
Buckeye Tobacco Settlement, Series A-2
5.875%, 06/01/2030	200	125
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	400	308

		433

Transportation – 2.0%
Columbus Regional Airport Authority (MBIA)
5.000%, 01/01/2028	1,000	883

Utilities – 16.1%
American Municipal Power, Prairie State Energy Campus Project, Series A
5.000%, 02/15/2031	1,000	921
Columbus Sewer System, Series A
4.250%, 06/01/2030	1,000	853
Hamilton County Sewer System, Metropolitan Sewer District, Series A (MBIA)
5.000%, 12/01/2026	930	921
Hamilton Electric Systems, Series A (FSA)
4.300%, 10/15/2016	1,000	1,038
Montgomery County Water, Greater Moraine Beaver (AMBAC)
5.375%, 11/15/2016	1,000	1,055
Northeast Ohio Regional Sewer District, Wastewater Revenue (MBIA)
4.500%, 11/15/2037	1,000	816
Ohio Water Development Authority, Escrowed to Maturity (AMBAC)
5.800%, 12/01/2011 §	1,000	1,003
Puerto Rico Electric Power, Series WW
5.375%, 07/01/2023	400	339

		6,946

Total Revenue Bonds		27,262

General Obligations – 35.3%
Cincinnati School District, Classroom Construction & Improvement (FGIC) (MBIA)
5.250%, 12/01/2019	535	588
5.250%, 12/01/2027	380	387
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC) (MBIA)
5.000%, 12/01/2011	500	527
Franklin County
4.500%, 12/01/2027	690	657
Gahanna (MBIA)
5.000%, 12/01/2027	400	395
Greene County, General Infrastructure (AMBAC)
5.250%, 12/01/2026	1,000	1,013
Highland School District, Capital Appreciation, Zero Coupon Bond (OSDCEP)
5.510%, 12/01/2022 ¤	100	47
Highland School District, School Facilities Construction & Improvement (OSDCEP)
5.375%, 12/01/2033	1,000	1,013
Ohio Common Schools, Series A
5.125%, 09/15/2022	1,000	1,021
Ohio Higher Education, Series A
5.000%, 02/01/2019	1,000	1,035
5.000%, 08/01/2022	1,000	1,016
Ohio Higher Education, Series B
5.000%, 11/01/2015	1,000	1,055
Ohio State Infrastructure Improvement, Series A
5.500%, 02/01/2020	1,000	1,125
Ohio State Parks & Recreational Facilities, Series II-A (FSA)
5.250%, 02/01/2020	1,000	1,066
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	260	240
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2027	1,000	746
Sidney City School District (FGIC) (MBIA)
4.375%, 12/01/2027	755	626

First American Funds 2008 Semiannual Report   51

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Ohio Tax Free Bond Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Solon
5.000%, 12/01/2021	$1,000	$1,024
St. Marys City School District, Construction & Improvement (FSA) (OSDCEP)
5.000%, 12/01/2028	600	582
Toledo City School District, School Facilities Improvement (FSA) (OSDCEP)
5.000%, 12/01/2014	1,000	1,097

Total General Obligations		15,260

Total Municipal Bonds
(Cost $46,300)		42,522

Short-Term Investments – 1.0%
Money Market Fund – 0.9%
Federated Ohio Municipal Cash Trust	381,975	382

U.S. Treasury Obligations – 0.1%
U.S. Treasury Bills
0.430%, 01/29/2009 Ä	$30	30
0.109%, 04/09/2009 Ä	40	40

		70

Total Short-Term Investments
(Cost $452)		452

Total Investments – 99.4%
(Cost $46,752)		42,974

Other Assets and Liabilities, Net – 0.6%		255

Total Net Assets – 100.0%		$43,229

◊	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2008.

Ä	Yield shown is effective yield as of December 31, 2008.

AMBAC –	American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of December 31, 2008 the aggregate market value of securities subject to the AMT was $524, which represents 1.2% of total net assets.

COMGTY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Corporation

OSDCEP –	Ohio School District Credit Enhancement Program

RAAI –	Radian Asset Assurance Inc.

Oregon Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.9%
Revenue Bonds – 45.0%
Continuing Care Retirement Communities – 2.1%
Clackamas County Hospital Facilities Authority, Robison Jewish Home
5.125%, 10/01/2024	$1,000	$621
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,000	623
Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project, Series A
5.250%, 12/01/2026	1,000	606
Oregon Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes
8.000%, 11/15/2026	890	752

		2,602

Education – 5.3%
Forest Grove Campus Improvement, Pacific University Project, Series A (RAAI)
5.000%, 05/01/2022	2,500	1,999
Multnomah County Educational Facilities, University of Portland, Pre-refunded 04/01/2010 @ 100
5.700%, 04/01/2015 ◊	1,000	1,054
Oregon Facilities Authority, Linfield College Project, Series A
5.000%, 10/01/2025	1,000	850
Oregon Facilities Authority, University of Portland Project, Series A
4.500%, 04/01/2021	2,000	1,688
Oregon Facilities Authority, Willamette University Projects, Series A
4.300%, 10/01/2021	1,085	923

		6,514

Healthcare – 8.4%
Clackamas County Hospital Facilities Authority, Legacy Health Systems
5.250%, 02/15/2011	2,000	2,042
5.375%, 02/15/2012	1,000	1,002
Deschutes County Facility Authority, Cascade Healthcare
7.375%, 01/01/2023	1,500	1,506
Deschutes County Facility Authority, Cascade Healthcare, Series B (AMBAC)
5.000%, 01/01/2016	250	237
Klamath Falls Community Hospital Authority, Merle West Medical Center Project (AGTY)
4.750%, 09/01/2020	2,025	1,832
Medford Hospital Facilities Authority, Asante Health Systems, Series A (MBIA)
5.250%, 08/15/2011	325	326
5.375%, 08/15/2012	320	320
Multnomah County Hospital Facilities Authority, Providence Health Systems
5.250%, 10/01/2022	1,000	965
Salem Hospital Facilities Authority, Series A
5.750%, 08/15/2023	1,500	1,357
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	690	712

		10,299

The accompanying notes are an integral part of the financial statements.

52   First American Funds 2008 Semiannual Report

Oregon Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Housing – 1.5%
Oregon Housing & Community Services, Series A
6.000%, 07/01/2016	$5	$5
6.400%, 07/01/2018	195	195
Oregon Housing & Community Services, Series D
4.750%, 07/01/2022	1,250	1,118
Oregon Housing & Community Services, Series E (FHA)
5.750%, 07/01/2013	250	255
Oregon Housing & Community Services, Single Family, Series A
4.050%, 01/01/2018	270	251

		1,824

Lease Revenue – 0.7%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	825

Recreational Facility Authority – 0.9%
Portland Urban Renewal & Redevelopment, Convention Center, Series A (AMBAC)
5.750%, 06/15/2015	1,000	1,024

Tax Revenue – 6.3%
Keizer Assessment Area A
5.200%, 06/01/2031	1,000	852
Medford Urban Renewal Agency
4.500%, 06/01/2013	1,010	1,036
Oregon Department of Administrative Services Lottery, Series A (FSA)
5.000%, 04/01/2012	1,050	1,086
Portland Economic Development Revenue, Broadway Project, Series A
5.125%, 04/01/2016	880	947
6.250%, 04/01/2023	1,355	1,439
Portland Urban Renewal & Redevelopment, South Park Blocks, Series B
5.000%, 06/15/2021	2,030	2,109
Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
4.750%, 06/01/2015	280	273

		7,742

Transportation – 8.3%
Oregon Department of Transportation, Highway User Tax, Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 ◊	2,260	2,416
Oregon Department of Transportation, Highway User Tax, Series A
5.000%, 11/15/2024	1,325	1,352
Oregon Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 ◊	1,000	1,130
Oregon Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2014 @ 100
5.000%, 11/15/2020 ◊	1,085	1,241
Port Morrow
4.875%, 06/01/2020	1,000	737
Portland International Airport, Series 12-A (FGIC) (MBIA)
5.250%, 07/01/2011	1,165	1,179
5.250%, 07/01/2012	2,000	2,024

		10,079

Utilities – 11.5%
Eugene Electric Utilities (FSA)
5.000%, 08/01/2011	1,305	1,308
Lane County Metropolitan Wastewater Management
5.000%, 11/01/2022	1,500	1,497
Lane County Metropolitan Wastewater Management (FGIC) (MBIA)
5.000%, 11/01/2021	820	812
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/2010	2,450	2,397
4.800%, 06/01/2010	400	390
Portland Sewer System Revenue First Lien, Series A
4.750%, 06/15/2024	1,000	973
Portland Sewer Systems, Second Lien, Series B (MBIA)
5.000%, 06/15/2023	1,175	1,203
Portland Water Systems, Second Lien, Series A (MBIA)
4.375%, 10/01/2024	500	467
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2025	1,500	1,292
Puerto Rico Electric Power, Series WW
5.375%, 07/01/2023	800	677
Washington County Clean Water Services (FGIC) (MBIA)
5.125%, 10/01/2014	1,790	1,873
Washington County Clean Water Services (MBIA)
5.000%, 10/01/2014	1,000	1,114

		14,003

Total Revenue Bonds		54,912

General Obligations – 51.6%
Chemeketa Community College District (SBG)
5.500%, 06/15/2024	1,000	1,058
Chemeketa Community College District, Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 §	2,170	2,481
Clackamas Community College District (MBIA)
5.000%, 05/01/2019	1,145	1,226
Clackamas County School District #12, North Clackamas, Convertible CABs, Deferred Interest, Series B (FSA) (SBG)
0.000% through 06/14/2011, thereafter 5.000%, 06/15/2022 ◗	3,135	2,792
Clackamas County School District #7J, Lake Oswego (FSA)
5.250%, 06/01/2025	200	212
Clackamas County School District #86, Canby (FSA) (SBG)
5.000%, 06/15/2018	1,000	1,063
5.000%, 06/15/2021	1,305	1,336
Clackamas County School District #115, Series B (MBIA) (SBG)
4.500%, 06/15/2021	1,975	1,951

First American Funds 2008 Semiannual Report   53

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Oregon Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

The Dalles
4.000%, 06/01/2017	$130	$134
4.000%, 06/01/2018	140	144
4.000%, 06/01/2019	75	76
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (MBIA) (SBG)
5.000%, 06/15/2013	1,250	1,360
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (MBIA) (SBG)
5.449%, 06/15/2021 ¤	1,000	512
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (SBG)
5.478%, 06/15/2022 ¤	3,030	1,464
Deschutes & Jefferson Counties School District #6, Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 ◊	1,725	1,889
Deschutes County (FSA)
5.000%, 12/01/2014	1,755	1,882
Hood River County School District (SBG)
5.250%, 06/15/2016	1,030	1,087
Jackson County School District #549, Medford (SBG)
5.000%, 06/15/2012	2,000	2,162
Josephine County Unit School District, Three Rivers (FGIC) (MBIA) (SBG)
5.000%, 12/15/2019	1,000	1,063
Lane County School District #40, Creswell (SBG)
5.000%, 06/15/2011	1,120	1,163
Linn County Community School District, Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 ◊	1,000	1,147
Marion & Clackamas Counties School District #4J, Silver Falls (MBIA) (SBG)
4.500%, 06/15/2022	1,305	1,200
McMinnville School District #40 (FSA)
5.500%, 06/15/2013	1,000	1,125
Metro
5.250%, 09/01/2014	1,000	1,066
5.000%, 06/01/2020	1,635	1,761
Multnomah County School District #7, Reynolds, Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 ◊	1,000	1,097
Multnomah-Clackamas County School District #10, Gresham-Barlow, Pre-refunded 06/15/2011 @ 100 (FSA) (SBG)
5.500%, 06/15/2013 ◊	1,780	1,949
Multnomah-Clackamas County School District #10JT, Gresham-Barlow (FSA) (SBG)
5.250%, 06/15/2017	1,000	1,141
Multnomah-Clackamas County School District #28JT, Zero Coupon Bond (AMBAC) (SBG)
4.972%, 06/01/2016 ¤	1,000	695
North Lincoln Fire & Rescue District #1 (FSA)
4.250%, 02/01/2018	125	131
Pacific City Joint Water Sanitation Authority
4.650%, 07/01/2022	455	419
Portland Community College Services, Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 ◊	1,375	1,500
Portland Emergency Facilities, Series A
5.000%, 06/01/2012	1,060	1,074
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	923
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2019	1,000	841
5.000%, 07/01/2021	1,000	801
Puerto Rico Public Buildings Authority, Series J, Mandatory Put 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	911
Tri-County Metropolitan Transportation District, Light Rail Extension, Series A
5.250%, 07/01/2012	1,000	1,027
Tualatin Hills Park & Recreation District (FGIC) (MBIA)
5.750%, 03/01/2013	870	978
Umatilla County School District #16-R, Pendleton (FGIC) (MBIA)
5.250%, 07/01/2014	1,540	1,667
Wasco County School District #12 (FSA) (SBG)
5.500%, 06/15/2014	1,080	1,232
Washington & Clackamas Counties School District #23-J, Tigard (FGIC) (MBIA)
5.500%, 06/01/2013	1,000	1,118
Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond
3.686%, 06/15/2014 ¤	1,030	844
Washington County
5.000%, 06/01/2022	1,525	1,583
Washington County School District #48-J, Beaverton, Series A (FSA)
5.000%, 06/01/2014	1,600	1,785
5.000%, 06/01/2016	1,500	1,652
Washington, Multnomah & Yamhill Counties School District #1-J
5.000%, 11/01/2014	1,000	1,120
Washington, Multnomah & Yamhill Counties School District #1-J, Hillsboro (MBIA)
5.000%, 06/15/2019	2,490	2,684
Yamhill County School District #29-J, Newberg (FGIC) (MBIA) (SBG)
5.250%, 06/15/2015	1,260	1,434
5.250%, 06/15/2016	1,835	2,093
Yamhill County School District #40, McMinnville (FSA) (SBG)
5.000%, 06/15/2023	1,005	1,037

Total General Obligations		63,090

Certificates of Participation – 2.3%
Multnomah County
4.750%, 08/01/2011	1,685	1,705
Oregon Department of Administrative Services, Series A (FGIC) (MBIA)
5.000%, 11/01/2018	1,060	1,096

Total Certificates of Participation		2,801

Total Municipal Bonds
(Cost $122,871)		120,803

Short-Term Investments – 0.6%
Money Market Fund – 0.5%
First American Tax Free Obligations Fund, Class Z Å	624,131	624

The accompanying notes are an integral part of the financial statements.

54   First American Funds 2008 Semiannual Report

Oregon Intermediate Tax Free Fund (concluded)
DESCRIPTION	PAR	VALUE

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
0.109%, 04/09/2009 Ä	$120	$120

Total Short-Term Investments
(Cost $744)		744

Total Investments – 99.5%
(Cost $123,615)		121,547

Other Assets and Liabilities, Net – 0.5%		576

Total Net Assets – 100.0%		$122,123

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

◗	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2008.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ä	Yield shown is effective yield as of December 31, 2008.

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

COMGTY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FHA –	Federal Housing Administration

FSA –	Financial Security Assurance

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

SBG –	School Bond Guaranty Program

Short Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 76.8%
Alaska – 1.1%
Revenue Bond – 1.1%
Alaska Railroad Corporation Capital Grant Receipts (FGIC) (MBIA)
5.000%, 08/01/2012	$1,825	$1,936

Arizona – 7.4%
Revenue Bonds – 3.1%
Maricopa County Hospital, Sun Health Corporation, Escrowed to Maturity
5.000%, 04/01/2011 §	3,815	4,099
Salt River Project, Arizona Agriculture Improvement & Power District Electric Systems, Series A
5.000%, 01/01/2020	500	532
University Medical Center
5.000%, 07/01/2009	500	502

		5,133

Certificate of Participation – 4.3%
Arizona School Facilities Board Certificates, Series A (MBIA)
5.000%, 09/01/2009	7,000	7,187

		12,320

California – 0.3%
Revenue Bond – 0.3%
California Statewide Community Development Authority, Daughters of Charity Health
5.000%, 07/01/2009	500	497

Colorado – 2.3%
Revenue Bonds – 2.3%
Colorado Health Facilities Authority, Covenant Retirement Communities
4.500%, 12/01/2009	500	493
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2010	435	433
Colorado Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	1,000	949
Denver City & County Airport, Subseries A2, Mandatory Put 05/15/2010 @ 100 (AMT)
5.250%, 11/15/2032	2,000	2,014

		3,889

Florida – 13.6%
Revenue Bonds – 13.6%
Florida Department of Environmental Protection Preservation, Florida Forever, Series B (MBIA)
5.000%, 07/01/2011	10,000	10,455
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2010	4,000	4,078
5.250%, 07/01/2012	4,000	4,113
Miami-Dade County Health Facilities Authority, Mandatory Put 08/01/2011 @ 100 (MBIA)
4.125%, 08/01/2046	1,000	990
South Miami Health Facilities, Baptist Health South Florida Group
5.000%, 08/15/2012	2,000	2,058
Tallahassee Energy Systems (MBIA)
5.000%, 10/01/2012	1,000	1,076

		22,770

First American Funds 2008 Semiannual Report   55

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Short Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Georgia – 6.3%
Revenue Bond – 3.1%
Gwinnett County Water & Sewer Authority
5.000%, 08/01/2022	$5,000	$5,272

General Obligation – 3.2%
Georgia, Series B
5.000%, 07/01/2021	5,000	5,347

		10,619

Illinois – 0.8%
Revenue Bonds – 0.8%
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.100%, 05/15/2011	1,000	939
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.000%, 05/15/2011	500	477

		1,416

Indiana – 0.5%
Revenue Bond – 0.5%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2012	990	922

Iowa – 0.6%
Revenue Bond – 0.6%
Iowa Finance Authority Health Facilities, Care Initiatives Project, Series A
5.000%, 07/01/2009	1,000	994

Kansas – 1.5%
Revenue Bonds – 1.5%
Olathe Health Care Facilities, Olathe Medical Center
4.000%, 09/01/2012	1,150	1,108
Olathe Health Care Facilities, Olathe Medical Center, Series A, Mandatory Put 03/01/2013 @ 100
4.125%, 09/01/2037	1,350	1,333

		2,441

Louisiana – 1.2%
Revenue Bond – 1.2%
Tangipahoa Parish Hospital District #1, North Oaks Medical Center Project
5.000%, 02/01/2011	2,035	1,949

Maryland – 3.2%
General Obligation – 3.2%
Maryland, State & Local Facilities Loan, 2nd Series
5.000%, 07/15/2020	5,000	5,432

Michigan – 0.1%
Revenue Bond – 0.1%
Michigan Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity
7.125%, 05/01/2009 §	90	92

Minnesota – 5.6%
Revenue Bonds – 2.4%
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	2,004
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2016	1,010	922
5.500%, 05/01/2017	1,065	947
Northwestern Mutual Life Insurance Company Tax-Exempt Mortgage Trust #1 (LOC: Credit Suisse First Boston)
7.605%, 02/01/2009 Δ	3	3
St. Paul Port Authority Lease Revenue, HealthEast Midway Campus
5.000%, 05/01/2010	250	237

		4,113

General Obligation – 3.2%
Minnesota
5.000%, 06/01/2020	5,000	5,344

		9,457

Missouri – 3.1%
Revenue Bonds – 2.2%
Illinois Missouri Bi-state Development Agency, Metropolitan District, Mandatory Put 10/01/2009 @ 100 (LOC: JP Morgan Chase Bank)
3.950%, 10/01/2035	2,500	2,556
Osage Beach Tax Increment, Prewitt’s Point Project
4.625%, 05/01/2011	1,290	1,208

		3,764

General Obligation – 0.9%
Blue Springs Neighborhood Improvements, Series A
4.125%, 03/01/2009	1,500	1,503

		5,267

Nebraska – 1.9%
Revenue Bonds – 1.9%
Central Plains Energy Project, Series A
5.250%, 12/01/2021	3,000	2,224
Douglas County Hospital Authority #3, Methodist Health
5.250%, 11/01/2022	1,205	1,009

		3,233

New Hampshire – 2.7%
Revenue Bonds – 2.7%
New Hampshire Health & Education Facilities Authority, Concord Hospital
5.000%, 05/01/2010	1,915	1,919
5.000%, 05/01/2011	2,585	2,584

		4,503

New Jersey – 0.5%
Revenue Bond – 0.5%
New Jersey Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 §	775	775

New York – 2.1%
General Obligation – 2.1%
New York, Series A
5.000%, 08/01/2011	3,435	3,603

The accompanying notes are an integral part of the financial statements.

56   First American Funds 2008 Semiannual Report

Short Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

North Carolina – 6.4%
General Obligations – 6.4%
Forsyth County
5.000%, 05/01/2021	$5,000	$5,352
North Carolina Public Improvement, Series A
5.000%, 03/01/2020	5,000	5,406

		10,758

Puerto Rico – 1.4%
General Obligation – 1.4%
Puerto Rico Commonwealth, Public Improvement, Series A
5.000%, 07/01/2021	3,000	2,403

South Carolina – 1.4%
Revenue Bonds – 1.4%
Georgetown County Pollution Control, International Paper Company Project, Series A
5.125%, 02/01/2012	1,500	1,373
Richland County, Series A
4.600%, 09/01/2012	1,000	883

		2,256

Texas – 6.5%
Revenue Bonds – 3.8%
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Pre-refunded 02/15/2009 @ 100
4.900%, 02/15/2010 ◊	1,020	1,025
Lower Colorado River Authority (AMBAC)
5.000%, 05/15/2012	2,685	2,843
Tyler Health Facilities Development, East Texas Medical Center, Series A
5.000%, 11/01/2009	1,000	986
5.000%, 11/01/2010	1,500	1,449

		6,303

General Obligation – 2.7%
Texas
5.000%, 10/01/2010	4,275	4,507

		10,810

Virginia – 5.1%
Revenue Bonds – 5.1%
Amelia County Industrial Development Authority, Solid Waste Disposal, Waste Management Project, Mandatory Put 04/01/2010 @ 100 (AGTY) (AMT)
4.800%, 04/01/2027	2,000	1,917
Virginia Public Building Authority, Series A
5.000%, 08/01/2014	6,000	6,593

		8,510

Wisconsin – 1.2%
Revenue Bond – 1.2%
Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health, Series A
5.000%, 04/01/2010	1,940	1,978

Total Municipal Bonds
(Cost $130,658)		128,830

Short-Term Investments – 24.9%
Money Market Fund – 11.0%
First American Tax Free Obligations Fund, Class Z Å	18,484,820	18,485

U.S. Treasury Obligation – 0.3%
U.S. Treasury Bill
0.124%, 01/08/2009 ☐	530	530

Variable Rate Demand Notes ❖ – 13.6%
Crawford Educational Facilities Corporation, Obligation Group Project, Series A (LOC: Allied Irish Bank)
1.330%, 05/01/2038	5,615	5,615
Indiana Finance Authority, Obligation Group Project (LOC: Allied Irish Bank)
1.330%, 06/01/2038	3,000	3,000
Milwaukee Redevelopment Authority, Yankee Hill Apartments (LOC: Wells Fargo Bank)
1.080%, 09/01/2025	1,100	1,100
North Charleston Public Facilities Convention (LOC: Bank of America)
0.800%, 09/01/2019	6,045	6,045
South Fulton Municipal Regional Water & Sewer Authority (LOC: Bank of America)
1.200%, 01/01/2033	7,000	7,000

		22,760

Total Short-Term Investments
(Cost $41,775)		41,775

Total Investments – 101.7%
(Cost $172,433)		170,605

Other Assets and Liabilities, Net – (1.7)%		(2,939)

Total Net Assets – 100.0%		$167,666

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure timely the payment of principal and interest. If callable, these bonds may still be subject to call at the call date and price indicated.

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2008.

◊	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of December 31, 2008. See note 2 in Notes to Financial Statements.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of December 31, 2008.

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2008, the aggregate market value of securities subject to the AMT was $5,935, which represents 3.5% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

First American Funds 2008 Semiannual Report   57

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Short Tax Free Fund (concluded)

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Sold	Value	Depreciation

U.S. Treasury 10 Year Note Futures	March 2009	(50)	$(6,288)	$(244)

Short Tax Free Fund (concluded)

Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 99.0%
Alabama – 0.4%
Revenue Bonds – 0.4%
Camden Industrial Development Board, Weyerhaeuser Company, Series A, Pre-refunded 12/01/2013 @ 100
6.125%, 12/01/2024 ◊	$1,000	$1,164
Camden Industrial Development Board, Weyerhaeuser Company, Series B, Pre-refunded 12/01/2013 @ 100 (AMT)
6.375%, 12/01/2024 ◊	350	403

		1,567

Alaska – 1.5%
Revenue Bonds – 1.5%
Alaska Energy Authority, Bradley Lake, Third Series (FSA)
6.000%, 07/01/2010	1,000	1,053
6.000%, 07/01/2011	4,040	4,337

		5,390

Arizona – 8.2%
Revenue Bonds – 6.4%
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ◊	3,000	3,590
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.250%, 07/01/2032	3,500	2,525
Mohave County Industrial Development Authority, Mohave Prison Expansion Project
8.000%, 05/01/2025	4,500	4,118
Pima County Industrial Development Authority, Education Revenue, American Charter Schools Foundation, Series A
5.500%, 07/01/2026	3,555	2,412
Salt River Project, Agriculture Improvement & Power District Electric Systems, Series A
5.000%, 01/01/2027	2,500	2,502
Scottsdale Excise Tax Revenue, Water and Sewer Development Project, Series A
5.000%, 07/01/2021	4,300	4,543
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Series A
5.000%, 09/01/2022	1,000	820
5.250%, 09/01/2030	2,000	1,497
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,021	897

		22,904

General Obligation – 1.8%
Gila County Unified School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
1.000% through 07/01/2009, thereafter 5.250%, 07/01/2022	6,630	6,227

		29,131

Arkansas – 0.2%
Revenue Bond – 0.2%
Washington County Arkansas Hospital, Regional Medical Center, Series B
5.000%, 02/01/2030	1,000	684

The accompanying notes are an integral part of the financial statements.

58   First American Funds 2008 Semiannual Report

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

California – 4.8%
Revenue Bonds – 4.8%
California Department of Water Reserves, Central Water Revenue
5.000%, 12/01/2021	$2,000	$2,101
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AMT) (AGTY)
5.000%, 07/01/2027	2,500	1,473
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series C (AMT)
5.125%, 11/01/2023	5,000	3,191
California Statewide Communities Development Authority, St. Joseph, Series B (FGIC)
5.450%, 07/01/2026	1,050	964
California Statewide Communities Development Authority, St. Joseph, Series C (FGIC)
5.450%, 07/01/2026	1,050	964
Chula Vista Industrial Development, San Diego Gas & Electric, Series A (AMT)
4.900%, 03/01/2023	2,500	1,970
Loma Linda University Medical Center, Hospital Revenue, Series A
8.250%, 12/01/2038	1,500	1,387
Southern California Public Power Authority, Transmission Project Revenue, Series A
5.000%, 07/01/2020	4,000	4,117
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.000%, 12/01/2022	1,000	869

		17,036

Colorado – 4.1%
Revenue Bonds – 3.9%
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 ◊	1,500	1,736
Colorado Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	1,150	805
Colorado Health Facilities Authority, Evangelical Lutheran Health Facilities
5.900%, 10/01/2027	2,500	1,984
5.000%, 06/01/2029	2,000	1,331
Colorado Health Facilities Authority, Parkview Medical Center, Pre-refunded 09/01/2011 @ 100
6.500%, 09/01/2020 ◊	1,000	1,121
Colorado Health Facilities Authority, Vail Valley Medical Center
5.800%, 01/15/2027	700	568
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	1,590	1,167
La Junta Hospital, Arkansas Valley Medical Center Project
6.000%, 04/01/2019	1,000	900
Montrose Memorial Hospital
6.000%, 12/01/2028	1,000	785
6.000%, 12/01/2033	500	373
Northwest Parkway Public Highway Authority, Zero Coupon Bond, Pre-refunded 06/15/2011 @ 33.455 (AMBAC)
2.709%, 06/15/2029 ◊ ¤	10,000	3,132

		13,902

General Obligation – 0.2%
Antelope Water Systems General Improvement District
5.125%, 12/01/2035	1,000	808

		14,710

Delaware – 1.5%
Revenue Bond – 1.5%
Delaware Transportation Authority Revenue
5.000%, 07/01/2019	5,000	5,471

Florida – 4.6%
Revenue Bonds – 3.9%
Halifax Hospital Medical Center, Series B-1 (FSA)
5.500%, 06/01/2038	6,000	5,073
Palm Beach County Health Facilities Authority Retirement Community, Acts Retirement Life, Series A
4.500%, 11/15/2036	10,000	5,087
Palm Beach County Health Facilities Authority, Waterford Project
5.875%, 11/15/2037	5,700	3,815

		13,975

Certificate of Participation – 0.7%
Palm Beach County School Board (FGIC) (MBIA)
5.000%, 08/01/2018	2,415	2,437

		16,412

Georgia – 1.5%
Revenue Bonds – 1.5%
Fulton County Development Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	1,883
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
6.125%, 02/15/2026	1,500	1,027
6.125%, 02/15/2034	2,500	1,527
Georgia Municipal Electric Authority Power, Series BB (MBIA)
5.250%, 01/01/2025	1,000	1,040

		5,477

Idaho – 0.6%
Revenue Bond – 0.2%
Idaho Health Facilities Authority Revenue, Trinity Health Group, Series B
6.250%, 12/01/2033	750	743

Certificates of Participation – 0.4%
Madison County Hospital
5.250%, 09/01/2026	1,000	701
5.250%, 09/01/2030	1,000	662

		1,363

		2,106

First American Funds 2008 Semiannual Report   59

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Illinois – 5.3%
Revenue Bonds – 4.1%
Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC) (VEREX)
7.500%, 08/01/2010 §	$625	$664
Illinois Finance Authority, Landing at Plymouth Place Project, Series A
6.000%, 05/15/2037	2,300	1,328
Illinois Finance Authority, Luther Oaks Project, Series A
6.000%, 08/15/2039	2,000	1,184
Illinois Finance Authority, Roosevelt University
5.500%, 04/01/2037	2,800	1,968
Illinois Finance Authority, Silver Cross Hospital
5.500%, 08/15/2030	3,230	2,419
Illinois Health Facilities Authority, Covenant Retirement Communities
5.875%, 12/01/2031	4,500	3,383
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
5.500%, 12/01/2022	4,000	3,259
Northern Illinois University, Auxiliary Facilities Systems (FGIC) (MBIA)
5.700%, 04/01/2016	120	120

		14,325

General Obligations – 1.2%
Chicago Illinois Board of Education, Series C
5.000%, 12/01/2020	2,000	2,093
Grundy & Will Counties Community School District #001
5.875%, 08/01/2028	2,250	2,265

		4,358

		18,683

Indiana – 2.5%
Revenue Bonds – 2.5%
Indiana Health & Educational Facilities Financing Authority, Community Foundation
5.500%, 03/01/2037	2,830	1,869
Indiana Municipal Power Agency, Power Supply, Series B (MBIA)
6.000%, 01/01/2012	1,000	1,081
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	2,000	2,200
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AGTY) (AMT)
5.100%, 01/15/2017	3,000	2,304
Portage Economic Development, Ameriplex Project
5.000%, 07/15/2023	1,000	728
5.000%, 01/15/2027	775	527

		8,709

Iowa – 0.5%
Revenue Bonds – 0.5%
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	1,570	1,073
Muscatine Electric, Escrowed to Maturity
6.700%, 01/01/2013 §	640	693

		1,766

Kansas – 0.8%
Revenue Bonds – 0.8%
Kansas Department of Transportation, Highway Revenue, Series B-1
5.000%, 09/01/2021	1,000	1,066
Kansas Department of Transportation, Highway Revenue, Series B-2
5.000%, 09/01/2022	500	527
Olathe Senior Living Facility, Catholic Care Campus, Series A
6.000%, 11/15/2038	2,000	1,158

		2,751

Louisiana – 0.8%
Revenue Bonds – 0.8%
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity (FGIC) (FHA) (VA)
7.100%, 08/01/2011 §	1,000	1,123
Rapides Financial Authority, Cleco Power LLC Project (AMBAC) (AMT)
4.700%, 11/01/2036	3,000	1,709

		2,832

Maryland – 1.6%
General Obligation – 1.6%
Prince Georges County Public Improvement
5.000%, 07/15/2017	5,000	5,662

Massachusetts – 0.7%
Revenue Bonds – 0.7%
Massachusetts Development Finance Agency Health Care Facilities, Adventcare, Series A
6.750%, 10/15/2037	2,850	1,905
Massachusetts Health & Educational Facilities Authority, UMass Memorial Issue, Series D
5.000%, 07/01/2033	1,000	546

		2,451

Michigan – 2.1%
Revenue Bonds – 2.1%
Kalamazoo Hospital Financial Authority, Bronson Hospital (FSA)
5.000%, 05/15/2026	7,665	6,400
Michigan Hospital Financial Authority Revenue, McLaren Health Care, Series A
5.250%, 05/15/2018	1,000	932

		7,332

Minnesota – 7.3%
Revenue Bonds – 7.3%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	4,000	2,176
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.700%, 07/01/2042	2,795	1,590
Cuyuna Range Hospital District
5.200%, 06/01/2025	1,000	648
5.000%, 06/01/2029	1,500	886
Minneapolis Health Care System, Fairview Health Services, Series A
6.625%, 11/15/2028	3,000	2,956
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A
6.375%, 11/15/2029	95	88

The accompanying notes are an integral part of the financial statements.

60   First American Funds 2008 Semiannual Report

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	$2,995	$2,164
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	1,000	657
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2019	4,500	3,909
St. Paul Housing & Redevelopment Authority, Health Care Facilities, HealthPartners Obligated Group Project
5.250%, 05/15/2026	1,500	982
5.250%, 05/15/2036	3,900	2,258
St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	2,000	1,208
6.000%, 11/15/2035	1,000	572
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
5.250%, 11/15/2014	990	802
6.000%, 11/15/2025	2,000	1,315
St. Paul Sales Tax, Series B (XLCA)
5.650%, 11/01/2017	2,290	2,234
Stillwater Health Care, Health System Obligation Group
5.000%, 06/01/2035	2,000	1,399

		25,844

Mississippi – 1.9%
Revenue Bond – 1.9%
Mississippi Development Bank Special Obligation, Jackson Public School District (FSA)
5.500%, 04/01/2020	6,350	6,764

Missouri – 3.6%
Revenue Bonds – 3.6%
Bi-State Development Agency, Missouri Illinois Metropolitan District, St. Clair County Metrolink Project (FSA)
5.250%, 07/01/2027	3,185	3,250
Boone County Hospital
5.625%, 08/01/2038	5,500	4,146
St. Louis Industrial Development Authority, Sewer and Solid Waste Disposal Facilities (AMT)
4.875%, 03/01/2032	8,000	4,809
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	609

		12,814

Montana – 1.0%
Revenue Bonds – 1.0%
Forsyth Pollution Control, Northwestern Corporation (AMBAC)
4.650%, 08/01/2023	2,500	1,872
Montana Facilities Financial Authority, Senior Living St. John’s Lutheran, Series A
6.125%, 05/15/2036	2,500	1,530

		3,402

Nebraska – 5.0%
Revenue Bonds – 5.0%
Central Plains Energy Project, Series A
5.250%, 12/01/2021	5,000	3,706
Nebraska Public Power District Revenue, Series B
5.000%, 01/01/2020	2,750	2,826
Omaha Public Power District Electricity Revenue, Series A
5.500%, 02/01/2039	1,000	1,001
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	1,700	1,537
4.850%, 04/01/2035	12,500	8,530

		17,600

Nevada – 1.9%
Revenue Bonds – 1.9%
Carson City Hospital Revenue, Carson-Tahoe Hospital, Pre-refunded 09/01/2012 @ 101
5.750%, 09/01/2031 ◊	2,260	2,548
Carson City Hospital Revenue, Carson-Tahoe Hospital
5.750%, 09/01/2031	2,740	1,873
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	2,298
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMT) (FGIC)
4.750%, 09/01/2036	80	41

		6,760

New Hampshire – 0.4%
Revenue Bonds – 0.4%
New Hampshire Health & Educational Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,009
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.875%, 07/01/2034	800	548

		1,557

North Carolina – 1.5%
Revenue Bonds – 1.5%
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.200%, 10/01/2021	1,500	1,074
North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield, Series A
6.000%, 10/01/2023	2,800	1,982
North Carolina Medical Care Community Retirement Facilities, Southminster Project, Series A
5.750%, 10/01/2037	4,250	2,381

		5,437

North Dakota – 0.8%
Revenue Bond – 0.5%
North Dakota State Board of Higher Education, Bismarck State College
5.350%, 05/01/2030	2,500	1,783

First American Funds 2008 Semiannual Report   61

Schedule of Investments  December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

General Obligations – 0.3%
West Fargo, Series A (AGTY)
4.000%, 05/01/2017	$550	$557
4.000%, 05/01/2018	540	539

		1,096

		2,879

Ohio – 2.2%
Revenue Bonds – 2.2%
Cincinnati Water System, Pre-refunded 06/01/2011 @ 100
5.000%, 12/01/2020 ◊	125	135
Lake County Hospital Facilities, Lake Hospital System, Series C
5.625%, 08/15/2029	3,250	2,442
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	664
Ohio State Higher Educational Facility, Baldwin-Wallace College Project
5.125%, 12/01/2017	1,490	1,453
5.250%, 12/01/2019	1,540	1,456
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	2,000	1,537

		7,687

Oklahoma – 0.5%
Revenue Bonds – 0.5%
Norman Regional Hospital Authority
5.375%, 09/01/2029	1,000	589
5.375%, 09/01/2036	2,325	1,277

		1,866

Oregon – 0.2%
Revenue Bond – 0.2%
Gilliam County Solid Waste Disposal, Waste Management Project (AMT)
5.250%, 07/01/2029	1,500	884

Pennsylvania – 1.5%
Revenue Bonds – 1.5%
Delaware County Authority College Revenue, Neumann College
6.125%, 10/01/2034	1,000	747
Erie County Industrial Development Authority, International Paper Company Project, Series A (AMT)
5.000%, 11/01/2018	1,350	901
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care
6.250%, 02/01/2035	2,090	1,245
State Public School Building Authority, Delaware County Community College Project (FSA)
5.000%, 10/01/2024	1,600	1,578
Westmoreland County Industrial Development Authority, Redstone Retirement Community, Series A
5.750%, 01/01/2026	1,200	745

		5,216

Puerto Rico – 5.7%
Revenue Bonds – 3.2%
Puerto Rico Electric Power Authority, Series VV (MBIA)
5.250%, 07/01/2029	11,785	9,289
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	2,300	2,040

		11,329

General Obligations – 2.5%
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2027	10,000	7,456
Puerto Rico Commonwealth, Series A (MBIA)
5.500%, 07/01/2019	1,000	877
Puerto Rico Public Improvements (MBIA)
5.750%, 07/01/2026	500	533

		8,866

		20,195

South Carolina – 0.8%
Revenue Bonds – 0.8%
Georgetown County Environmental Improvement, International Paper, Series A (AMT)
5.550%, 12/01/2029	700	395
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.125%, 08/01/2023	1,250	1,101
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 ◊	135	158
6.375%, 08/01/2034 ◊	1,115	1,290

		2,944

South Dakota – 4.6%
Revenue Bonds – 4.3%
Sioux Falls, Dow Rummel Village Project, Series A, Pre-refunded 11/15/2012 @ 100
6.625%, 11/15/2023 ◊	2,270	2,650
South Dakota Economic Development Finance Authority, DTS Project, Series A (AMT)
5.500%, 04/01/2019	1,055	970
South Dakota Economic Development Finance Authority, Pooled Loan Project – Davis Family, Series 4-A (AMT)
6.000%, 04/01/2029	1,400	1,209
South Dakota Economic Development Finance Authority, Pooled Loan Project – Spearfish Forest, Series A (AMT)
5.875%, 04/01/2028	2,000	1,705
South Dakota Health & Educational Facilities Authority, Avera Health, Series B
5.250%, 07/01/2038	2,000	1,269
South Dakota Health & Educational Facilities Authority, Vocational Education Program (AGTY)
5.500%, 08/01/2038	7,000	6,657
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2031	1,250	867

		15,327

Certificate of Participation – 0.3%
Deadwood (ACA)
5.000%, 11/01/2020	1,500	1,158

		16,485

The accompanying notes are an integral part of the financial statements.

62   First American Funds 2008 Semiannual Report

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Tennessee – 1.8%
Revenue Bonds – 1.8%
Johnson City Health & Educational Facilities Authority, Mountain States Health, Series A, Pre-refunded 7/01/2012 @ 103
7.500%, 07/01/2033 ◊	$2,500	$2,819
Shelby County Health, Educational, & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 ◊	1,875	2,136
6.500%, 09/01/2021 ◊	1,125	1,281

		6,236

Texas – 11.2%
Revenue Bonds – 9.7%
Abilene Health Facilities Development, Sears Methodist Retirement Project
5.875%, 11/15/2018	500	409
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A
5.875%, 11/15/2018	2,500	2,046
7.000%, 11/15/2033	4,000	2,725
Bexar County Housing Finance Authority, American Opportunity Housing, Colinas LLC Project, Series A (MBIA)
5.800%, 01/01/2031	2,000	1,359
Brazos County Health Facilities, Franciscan Services Corporation, St. Joseph Health
5.000%, 01/01/2023	3,635	2,795
Crawford Education Facilities, University of St. Thomas Project
5.250%, 10/01/2022	1,300	1,033
5.375%, 10/01/2027	1,750	1,250
Dallas Area Rapid Transit Sales Tax Revenue, Senior Lien
5.000%, 12/01/2018	2,000	2,212
Harris County Health Facilities Development Corporation, Hospital Revenue, Memorial Hermann Healthcare System, Series B
7.250%, 12/01/2035	2,000	2,022
Lubbock Educational Facilities Authority Revenue, Lubbock Christian University
5.125%, 11/01/2027	1,000	681
5.250%, 11/01/2037	2,500	1,588
North Texas Tollway Revenue, First Tier, Series E-3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038	4,500	4,673
Red River Authority Sewer & Solidwaste Disposal, Excel Corporation Project (AMT)
6.100%, 02/01/2022	3,775	2,943
San Antonio Electric & Gas
5.000%, 02/01/2025	4,000	4,005
San Marcos Waterworks & Wastewater Systems (FSA)
5.000%, 08/15/2026	1,000	959
Tarrant County Cultural Education Retirement Facilities, Northwest Senior Housing Edgemere Project, Series A
6.000%, 11/15/2026	1,600	1,026
Travis County Health Facilities, Querencia Barton Creek Project
5.500%, 11/15/2025	1,300	776
5.650%, 11/15/2035	1,100	599
Tyler Health Facilities Development, East Texas Medical Center, Series A
5.375%, 11/01/2037	2,000	1,217

		34,318

General Obligations – 1.5%
Fort Bend Independent School District, Escrowed to Maturity (PSFG)
5.000%, 02/15/2014 §	500	566
Humble Independent School District, Series A (AGTY)
5.250%, 02/15/2022	2,635	2,736
San Marcos Certificates of Obligation (FSA)
5.000%, 08/15/2025	1,000	1,001
5.000%, 08/15/2027	1,000	987

		5,290

		39,608

Utah – 1.3%
Revenue Bonds – 1.3%
Intermountain Power Agency, Utah Power Supply, Series A (AMBAC)
6.500%, 07/01/2011	365	395
Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC)
6.500%, 07/01/2011 §	635	710
Uintah County Municipal Building Authority, Lease Revenue
5.500%, 06/01/2037	4,000	3,362

		4,467

Vermont – 0.2%
Revenue Bond – 0.2%
Vermont Economic Development Authority, Wake Robin Corporation Project, Series A
5.250%, 05/01/2026	1,000	614

Virginia – 0.3%
Revenue Bond – 0.3%
Arlington County Industrial Development Authority, Berkeley Apartments (AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,014

Washington – 0.2%
Revenue Bond – 0.2%
Washington Public Power Supply System, Nuclear Project #3, Series B
7.125%, 07/01/2016	600	743

Wisconsin – 2.6%
Revenue Bonds – 2.6%
Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A
6.750%, 08/15/2034	2,000	1,263
Wisconsin State Health & Educational Facilities Authority, Children’s Hospital of Wisconsin
5.250%, 08/15/2024	2,000	1,874
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project
6.000%, 12/01/2024	1,000	689
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.000%, 02/15/2025	3,500	2,791
Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A
7.000%, 12/01/2031	2,000	1,422

First American Funds 2008 Semiannual Report   63

Tax Free Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A
6.250%, 04/01/2034	$2,000	$1,257

		9,296

Wyoming – 0.8%
Revenue Bonds – 0.8%
Teton County Hospital District, St. John’s Medical Center
6.750%, 12/01/2022	2,100	1,638
6.750%, 12/01/2027	1,500	1,090

		2,728

Total Municipal Bonds
(Cost $436,284)		351,210

Short-Term Investments – 1.4%
Money Market Fund – 1.3%
First American Tax Free Obligations Fund, Class Z Å	4,597,183	4,597

U.S. Treasury Obligations – 0.1%
U.S. Treasury Bills
0.430%, 01/29/2009 Ä	$240	240
0.109%, 04/09/2009 Ä	310	310

		550

Total Short-Term Investments
(Cost $5,147)		5,147

Total Investments – 100.4%
(Cost $441,431)		356,357

Other Assets and Liabilities, Net – (0.4)%		(1,535)

Total Net Assets – 100.0%		$354,822

◊	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2008.

§	Escrowed to maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ä	Yield shown is effective yield as of December 31, 2008.

ACA –	ACA Financial Guaranty Corporation

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2008, the aggregate value of securities subject to the AMT was $42,814 which represents 12.1% of total net assets.

COMGTY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FHA –	Federal Housing Administration

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

MBIA –	Municipal Bond Insurance Association

PSFG –	Permanent School Fund Guarantee

RAAI –	Radian Asset Assurance Inc.

VA –	Veterans Administration

VEREX –	Verex Assurance

XLCA –	XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

64   First American Funds 2008 Semiannual Report

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Statements ofAssets and Liabilities	December 31, 2008 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

		California		Colorado
	Arizona	Intermediate	California	Intermediate	Colorado
	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

Unaffiliated investments, at cost	$26,334	$59,729	$40,252	$47,013	$23,897
Affiliated money market fund, at cost	—	—	—	983	476

ASSETS:
Unaffiliated investments, at value (note 2)	$23,407	$56,783	$35,689	$45,492	$20,947
Affiliated money market fund, at value (note 2)	—	—	—	983	476
Cash	—	—	—	—	—
Receivable for dividends and interest	491	799	600	349	210
Receivable for investments sold	—	—	—	—	—
Receivable for capital shares sold	—	250	1	49	—
Receivable for variation margin (note 2)	—	—	—	—	—
Receivable from advisor (note 3)	10	—	8	—	11
Prepaid expenses and other assets	7	2	6	2	6

Total assets	23,915	57,834	36,304	46,875	21,650

LIABILITIES:
Bank overdraft	—	—	—	1	—
Dividends payable	77	167	113	147	72
Payable for investments purchased	—	1,035	482	—	—
Payable for investments purchased on a when-issued basis	—	—	—	—	—
Payable for capital shares redeemed	25	9	662	456	103
Payable to affiliates (note 3)	18	30	21	23	18
Payable for distribution and shareholder servicing fees	2	—	3	1	2
Accrued expenses and other liabilities	25	3	22	3	22

Total liabilities	147	1,244	1,303	631	217

Net assets	$23,768	$56,590	$35,001	$46,244	$21,433

COMPOSITION OF NET ASSETS:
Portfolio capital	$26,859	$59,523	$39,618	$47,790	$24,532
Undistributed net investment income	8	24	38	14	26
Accumulated net realized gain (loss) on investments (note 2)	(172)	(11)	(92)	(39)	(175)
Net unrealized depreciation of:
Investments	(2,927)	(2,946)	(4,563)	(1,521)	(2,950)
Futures contracts	—	—	—	—	—

Net assets	$23,768	$56,590	$35,001	$46,244	$21,433

Class A:
Net assets	$5,945	$4,585	$11,759	$5,561	$4,818
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	632	486	1,213	571	536
Net asset value and redemption price per share	$9.41	$9.43	$9.69	$9.74	$8.99
Maximum offering price per share[1]	$9.83	$9.65	$10.12	$6.96	$9.39
Class C2:
Net assets	$1,357	—	$2,469	—	$2,582
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	144	—	255	—	288
Net asset value, offering price, and redemption price per share[2]	$9.40	—	$9.70	—	$8.97
Class Y:
Net assets	$16,466	$52,005	$20,773	$40,683	$14,033
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	1,749	5,505	2,143	4,189	1,557
Net asset value, offering price, and redemption price per share	$9.42	$9.45	$9.69	$9.71	$9.01

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

[2]	Class C has a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

66   First American Funds 2008 Semiannual Report

	Minnesota					Oregon
Intermediate	Intermediate	Minnesota	Missouri	Nebraska	Ohio	Intermediate	Short
Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

$641,747	$178,940	$156,972	$151,208	$37,649	$46,752	$122,991	$153,948	$436,834
4,864	—	—	4	281	—	624	18,485	4,597

$626,683	$170,332	$136,877	$136,575	$34,333	$42,974	$120,923	$152,120	$351,760
4,864	—	—	4	281	—	624	18,485	4,597
—	—	—	—	—	—	1	—	—
8,384	2,660	2,150	2,182	484	506	1,153	2,124	6,836
—	1,988	—	278	—	—	—	—	—
602	193	302	121	3	128	—	70	1,185
—	—	—	—	—	—	—	77	—
—	—	—	—	9	6	—	—	—
18	6	7	6	9	6	6	15	21

640,551	175,179	139,336	139,166	35,119	43,620	122,707	172,891	364,399

39	598	—	—	—	—	—	—	—
2,177	552	291	497	118	134	383	390	1,536
—	—	—	—	—	—	—	4,564	—
—	—	—	—	497	—	—	—	—
1,905	1,424	2,394	561	4	211	106	172	7,785
367	104	81	80	20	21	69	73	222
1	1	15	5	2	—	1	—	3
32	26	26	26	25	25	25	26	31

4,521	2,705	2,807	1,169	666	391	584	5,225	9,577

$636,030	$172,474	$136,529	$137,997	$34,453	$43,229	$122,123	$167,666	$354,822

$651,118	$180,750	$157,277	$152,450	$38,269	$47,210	$124,938	$173,659	$441,557
603	107	184	161	45	45	108	135	355
(627)	225	(837)	19	(545)	(248)	(855)	(4,056)	(2,016)

(15,064)	(8,608)	(20,095)	(14,633)	(3,316)	(3,778)	(2,068)	(1,828)	(85,074)
—	—	—	—	—	—	—	(244)	—

$636,030	$172,474	$136,529	$137,997	$34,453	$43,229	$122,123	$167,666	$354,822

$28,262	$22,105	$81,837	$21,116	$5,264	$716	$6,854	$2,222	$29,351
2,795	2,395	8,825	2,019	575	77	726	234	3,410
$10.11	$9.23	$9.27	$10.46	$9.16	$9.33	$9.44	$9.50	$8.61
$10.34	$9.44	$9.68	$10.92	$9.57	$9.74	$9.66	$9.72	$8.99

—	—	$17,308	$471	$2,131	$192	—	—	$2,800
—	—	1,875	45	234	21	—	—	327
—	—	$9.23	$10.43	$9.09	$9.20	—	—	$8.56

$607,768	$150,369	$37,384	$116,410	$27,058	$42,321	$115,269	$165,444	$322,671
60,231	16,382	4,037	11,126	2,954	4,541	12,202	17,416	37,450
$10.09	$9.18	$9.26	$10.46	$9.16	$9.32	$9.45	$9.50	$8.62

First American Funds 2008 Semiannual Report   67

Statements ofOperations	For the six-month period ended December 31, 2008 (unaudited), all dollars are rounded to thousands (000)

		California		Colorado
	Arizona	Intermediate	California	Intermediate	Colorado
	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

INVESTMENT INCOME:
Interest from unaffiliated investments	$656	$1,302	$1,117	$1,197	$649
Dividends from unaffiliated money market fund	8	20	9	—	—
Dividends from affiliated money market fund	—	—	—	5	8

Total investment income	664	1,322	1,126	1,202	657

EXPENSES (note 3):
Investment advisory fees	64	144	108	122	60
Administration fees	32	68	51	58	30
Transfer agent fees	41	30	41	30	41
Custodian fees	1	1	1	1	1
Legal fees	7	7	7	7	7
Audit fees	18	—	18	—	18
Registration fees	3	2	3	3	3
Postage and printing fees	1	2	2	2	1
Directors’ fees	15	14	15	15	15
Other expenses	9	13	9	13	9
Distribution and shareholder servicing fees:
Class A	8	6	15	8	7
Class C	4	—	8	—	9

Total expenses	203	287	278	259	201

Less: Fee waivers (note 3)	(127)	(86)	(153)	(83)	(125)

Total net expenses	76	201	125	176	76

Investment income – net	588	1,121	1,001	1,026	581

REALIZED AND UNREALIZED GAINS (LOSSES) – NET (note 5):
Net realized gain (loss) on:
Investments	(10)	(11)	(91)	(39)	(114)
Futures contracts	(75)	—	—	—	—
Net change in unrealized appreciation or depreciation of:
Investments	(2,551)	(3,005)	(4,312)	(2,040)	(2,809)
Futures contracts	1	—	—	—	—

Net loss on investments and futures contracts	(2,635)	(3,016)	(4,403)	(2,079)	(2,923)

Net decrease in net assets resulting from operations	$(2,047)	$(1,895)	$(3,402)	$(1,053)	$(2,342)

The accompanying notes are an integral part of the financial statements.

68   First American Funds 2008 Semiannual Report

	Minnesota					Oregon
Intermediate	Intermediate	Minnesota	Missouri	Nebraska	Ohio	Intermediate	Short
Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

$16,481	$4,668	$3,979	$3,954	$950	$1,172	$2,883	$2,629	$12,344
—	43	30	—	—	5	—	—	—
89	—	—	15	6	—	14	70	141

16,570	4,711	4,009	3,969	956	1,177	2,897	2,699	12,485

1,646	488	388	382	92	120	318	372	1,112
738	222	179	177	45	57	146	170	509
31	31	42	41	41	41	30	31	41
16	5	4	4	1	1	3	4	11
7	7	7	7	7	7	7	7	7
18	18	18	18	18	18	18	18	18
14	2	3	4	3	3	3	14	18
21	6	5	5	1	2	4	5	16
15	15	15	15	15	15	15	15	14
10	9	10	10	9	10	9	9	10

34	30	118	28	7	1	8	3	42
—	—	63	1	6	1	—	—	10

2,550	833	852	692	245	276	561	648	1,808

(241)	(145)	(175)	(128)	(141)	(153)	(112)	(202)	(237)

2,309	688	677	564	104	123	449	446	1,571

14,261	4,023	3,332	3,405	852	1,054	2,448	2,253	10,914

(626)	414	(318)	19	(128)	(29)	(434)	(265)	18
—	—	(154)	—	(245)	(195)	(324)	(2,007)	(676)

(24,392)	(10,628)	(17,583)	(12,847)	(3,077)	(3,334)	(2,551)	(1,875)	(74,337)
—	—	—	—	—	2	3	(174)	—

(25,018)	(10,214)	(18,055)	(12,828)	(3,450)	(3,556)	(3,306)	(4,321)	(74,995)

$(10,757)	$(6,191)	$(14,723)	$(9,423)	$(2,598)	$(2,502)	$(858)	$(2,068)	$(64,081)

First American Funds 2008 Semiannual Report   69

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

			California
	Arizona		Intermediate
	Tax Free Fund		Tax Free Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	12/31/08	Year Ended	12/31/08	Year Ended
	(unaudited)	6/30/08	(unaudited)	6/30/08

OPERATIONS:
Investment income – net	$588	$1,257	$1,121	$2,195
Net realized gain (loss) on:
Investments	(10)	(80)	(11)	328
Futures contracts	(75)	6	—	—
Net change in unrealized appreciation or depreciation of:
Investments	(2,551)	(836)	(3,005)	(702)
Futures contracts	1	(1)	—	—

Net increase (decrease) in net assets resulting from operations	(2,047)	346	(1,895)	1,821

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(144)	(306)	(89)	(222)
Class C	(29)	(51)	—	—
Class Y	(422)	(894)	(1,013)	(1,970)
Net realized gain on investments:
Class A	—	(21)	(25)	(8)
Class C	—	(3)	—	—
Class Y	—	(62)	(282)	(59)

Total distributions	(595)	(1,337)	(1,409)	(2,259)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	167	359	1,588	1,275
Reinvestment of distributions	42	94	70	99
Payments for redemptions	(315)	(1,849)	(1,250)	(3,105)

Increase (decrease) in net assets from Class A transactions	(106)	(1,396)	408	(1,731)

Class C:
Proceeds from sales	125	300	—	—
Reinvestment of distributions	19	36	—	—
Payments for redemptions (note 3)	(18)	(459)	—	—

Increase (decrease) in net assets from Class C transactions	126	(123)	—	—

Class Y:
Proceeds from sales	4,475	3,964	8,320	10,372
Reinvestment of distributions	72	167	103	34
Payments for redemptions	(3,760)	(5,247)	(6,324)	(10,042)

Increase (decrease) in net assets from Class Y transactions	787	(1,116)	2,099	364

Increase (decrease) in net assets from capital share transactions	807	(2,635)	2,507	(1,367)

Total increase (decrease) in net assets	(1,835)	(3,626)	(797)	(1,805)
Net assets at beginning of period	25,603	29,229	57,387	59,192

Net assets at end of period	$23,768	$25,603	$56,590	$57,387

Undistributed (distributions in excess of) net investment income at end of period	$8	$15	$24	$5

The accompanying notes are an integral part of the financial statements.

70   First American Funds 2008 Semiannual Report

		Colorado						Minnesota
California		Intermediate		Colorado		Intermediate		Intermediate
Tax Free Fund		Tax Free Fund		Tax Free Fund		Tax Free Fund		Tax Free Fund

Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended		Period Ended
12/31/08	Year Ended	12/31/08	Year Ended	12/31/08	Year Ended	12/31/08	Year Ended	12/31/08	Year Ended
(unaudited)	6/30/08	(unaudited)	6/30/08	(unaudited)	6/30/08	(unaudited)	6/30/08	(unaudited)	6/30/08

$1,001	$1,716	$1,026	$1,885	$581	$1,031	$14,261	$25,731	$4,023	$7,694

(91)	(1)	(39)	116	(114)	144	(626)	970	414	359
—	—	—	—	—	—	—	—	—	—

(4,312)	(1,044)	(2,040)	(552)	(2,809)	(802)	(24,392)	(7,129)	(10,628)	(1,613)
—	—	—	—	—	—	—	—	—	—

(3,402)	671	(1,053)	1,449	(2,342)	373	(10,757)	19,572	(6,191)	6,440

(262)	(469)	(125)	(238)	(126)	(287)	(576)	(1,135)	(478)	(835)
(51)	(57)	—	—	(60)	(108)	—	—	—	—
(651)	(1,201)	(892)	(1,654)	(384)	(622)	(13,587)	(24,290)	(3,431)	(6,991)

—	(38)	(14)	(24)	(46)	(22)	(22)	(98)	(67)	(58)
—	(4)	—	—	(24)	(9)	—	—	—	—
—	(93)	(102)	(190)	(132)	(44)	(483)	(2,016)	(447)	(463)

(964)	(1,862)	(1,133)	(2,106)	(772)	(1,092)	(14,668)	(27,539)	(4,423)	(8,347)

1,604	2,890	962	1,216	279	611	4,486	3,233	6,114	10,123
178	343	107	201	128	243	433	903	385	503
(955)	(2,258)	(1,420)	(1,920)	(707)	(3,633)	(3,218)	(5,974)	(5,106)	(9,511)

827	975	(351)	(503)	(300)	(2,779)	1,701	(1,838)	1,393	1,115

401	1,518	—	—	250	433	—	—	—	—
39	46	—	—	72	102	—	—	—	—
(183)	(543)	—	—	(221)	(474)	—	—	—	—

257	1,021	—	—	101	61	—	—	—	—

2,254	19,459	2,388	16,794	1,597	7,641	107,863	220,502	15,471	38,462
19	89	49	53	36	39	1,379	2,647	126	217
(9,031)	(13,029)	(3,788)	(6,785)	(1,450)	(4,833)	(107,862)	(139,275)	(31,642)	(30,220)

(6,758)	6,519	(1,351)	10,062	183	2,847	1,380	83,874	(16,045)	8,459

(5,674)	8,515	(1,702)	9,559	(16)	129	3,081	82,036	(14,652)	9,574

(10,040)	7,324	(3,888)	8,902	(3,130)	(590)	(22,344)	74,069	(25,266)	7,667
45,041	37,717	50,132	41,230	24,563	25,153	658,374	584,305	197,740	190,073

$35,001	$45,041	$46,244	$50,132	$21,433	$24,563	$636,030	$658,374	$172,474	$197,740

$38	$1	$14	$5	$26	$15	$603	$505	$107	$(7)

First American Funds 2008 Semiannual Report   71

Statements ofChanges in Net Assets	continued

	Minnesota		Missouri
	Tax Free Fund		Tax Free Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	12/31/08	Year Ended	12/31/08	Year Ended
	(unaudited)	6/30/08	(unaudited)	6/30/08

OPERATIONS:
Investment income – net	$3,332	$7,190	$3,405	$6,593
Net realized gain (loss) on:
Investments	(318)	912	19	337
Futures contracts	(154)	(138)	—	—
Net change in unrealized appreciation or depreciation of:
Investments	(17,583)	(7,169)	(12,847)	(4,461)
Futures contracts	—	—	—	—

Net increase (decrease) in net assets resulting from operations	(14,723)	795	(9,423)	2,469

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,935)	(4,350)	(458)	(949)
Class C	(350)	(627)	(8)	(18)
Class Y	(889)	(2,281)	(2,857)	(5,628)
Net realized gain on investments:
Class A	(519)	(553)	(51)	(62)
Class C	(109)	(88)	(1)	(1)
Class Y	(234)	(292)	(283)	(344)

Total distributions	(4,036)	(8,191)	(3,658)	(7,002)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	5,501	21,625	1,447	747
Reinvestment of distributions	1,574	3,046	256	493
Payments for redemptions	(15,980)	(24,967)	(1,877)	(2,390)

Increase (decrease) in net assets from Class A transactions	(8,905)	(296)	(174)	(1,150)

Class C:
Proceeds from sales	1,645	8,918	99	—
Reinvestment of distributions	318	505	8	19
Payments for redemptions (note 3)	(2,352)	(2,833)	(2)	(117)

Increase (decrease) in net assets from Class C transactions	(389)	6,590	105	(98)

Class Y:
Proceeds from sales	12,197	19,010	16,622	40,288
Reinvestment of distributions	60	214	103	175
Payments for redemptions	(14,818)	(28,113)	(26,865)	(29,502)

Increase (decrease) in net assets from Class Y transactions	(2,561)	(8,889)	(10,140)	10,961

Increase (decrease) in net assets from capital share transactions	(11,855)	(2,595)	(10,209)	9,713

Total increase (decrease) in net assets	(30,614)	(9,991)	(23,290)	5,180
Net assets at beginning of period	167,143	177,134	161,287	156,107

Net assets at end of period	$136,529	$167,143	$137,997	$161,287

Undistributed (distributions in excess of) net investment income at end of period	$184	$26	$161	$79

The accompanying notes are an integral part of the financial statements.

72   First American Funds 2008 Semiannual Report

				Oregon
Nebraska		Ohio		Intermediate		Short
Tax Free Fund		Tax Free Fund		Tax Free Fund		Tax Free Fund		Tax Free Fund

Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended		Period Ended
12/31/08	Year Ended	12/31/08	Year Ended	12/31/08	Year Ended	12/31/08	Year Ended	12/31/08	Year Ended
(unaudited)	6/30/08	(unaudited)	6/30/08	(unaudited)	6/30/08	(unaudited)	6/30/08	(unaudited)	6/30/08

$852	$1,628	$1,054	$1,842	$2,448	$4,599	$2,253	$4,866	$10,914	$23,325

(128)	(168)	(29)	84	(434)	(96)	(265)	497	18	1,353
(245)	10	(195)	6	(324)	—	(2,007)	—	(676)	(668)

(3,077)	(557)	(3,334)	(856)	(2,551)	(532)	(1,875)	1,053	(74,337)	(24,039)
—	—	2	(2)	3	(3)	(174)	(70)	—	—

(2,598)	913	(2,502)	1,074	(858)	3,968	(2,068)	6,346	(64,081)	(29)

(119)	(256)	(14)	(25)	(121)	(256)	(32)	(75)	(807)	(1,517)
(38)	(65)	(5)	(7)	—	—	—	—	(62)	(106)
(672)	(1,294)	(999)	(1,807)	(2,276)	(4,379)	(2,038)	(4,968)	(9,918)	(21,409)

—	(33)	—	(2)	—	(5)	—	—	(51)	(200)
—	(9)	—	(1)	—	—	—	—	(4)	(15)
—	(147)	—	(140)	—	(77)	—	—	(587)	(2,753)

(829)	(1,804)	(1,018)	(1,982)	(2,397)	(4,717)	(2,070)	(5,043)	(11,429)	(26,000)

542	606	143	149	1,517	748	359	245	2,196	4,582
78	172	10	16	66	134	24	71	606	1,212
(539)	(2,045)	(30)	(329)	(528)	(2,793)	(393)	(438)	(3,299)	(6,234)

81	(1,267)	123	(164)	1,055	(1,911)	(10)	(122)	(497)	(440)

532	623	75	70	—	—	—	—	591	1,184
21	43	2	2	—	—	—	—	28	59
(48)	(386)	(117)	—	—	—	—	—	(430)	(478)

505	280	(40)	72	—	—	—	—	189	765

3,352	4,011	3,210	12,297	10,608	26,153	54,175	50,001	49,521	113,242
42	107	141	294	41	122	107	265	406	1,585
(3,120)	(6,372)	(6,085)	(5,409)	(13,093)	(14,100)	(28,761)	(69,032)	(106,722)	(181,303)

274	(2,254)	(2,734)	7,182	(2,444)	12,175	25,521	(18,766)	(56,795)	(66,476)

860	(3,241)	(2,651)	7,090	(1,389)	10,264	25,511	(18,888)	(57,103)	(66,151)

(2,567)	(4,132)	(6,171)	6,182	(4,644)	9,515	21,373	(17,585)	(132,613)	(92,180)
37,020	41,152	49,400	43,218	126,767	117,252	146,293	163,878	487,435	579,615

$34,453	$37,020	$43,229	$49,400	$122,123	$126,767	$167,666	$146,293	$354,822	$487,435

$45	$22	$45	$9	$108	$57	$135	$(48)	$355	$228

First American Funds 2008 Semiannual Report   73

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Arizona Tax Free Fund
Class A
2008[1]	$10.43	$0.22	$(1.02)	$(0.80)	$(0.22)	$—	$(0.22)	$9.41
2008[2]	10.79	0.45	(0.33)	0.12	(0.45)	(0.03)	(0.48)	10.43
2007[2]	10.85	0.46	(0.01)	0.45	(0.45)	(0.06)	(0.51)	10.79
2006[3]	11.19	0.33	(0.25)	0.08	(0.33)	(0.09)	(0.42)	10.85
2005[4]	11.42	0.46	(0.07)	0.39	(0.49)	(0.13)	(0.62)	11.19
2004[4]	11.33	0.49	0.12	0.61	(0.47)	(0.05)	(0.52)	11.42
Class C
2008[1]	$10.41	$0.20	$(1.01)	$(0.81)	$(0.20)	$—	$(0.20)	$9.40
2008[2]	10.78	0.41	(0.34)	0.07	(0.41)	(0.03)	(0.44)	10.41
2007[2]	10.84	0.41	(0.01)	0.40	(0.40)	(0.06)	(0.46)	10.78
2006[3]	11.18	0.30	(0.25)	0.05	(0.30)	(0.09)	(0.39)	10.84
2005[4]	11.41	0.42	(0.08)	0.34	(0.44)	(0.13)	(0.57)	11.18
2004[4]	11.31	0.43	0.14	0.57	(0.42)	(0.05)	(0.47)	11.41
Class Y
2008[1]	$10.43	$0.24	$(1.01)	$(0.77)	$(0.24)	$—	$(0.24)	$9.42
2008[2]	10.80	0.47	(0.33)	0.14	(0.48)	(0.03)	(0.51)	10.43
2007[2]	10.85	0.48	—	0.48	(0.47)	(0.06)	(0.53)	10.80
2006[3]	11.19	0.35	(0.25)	0.10	(0.35)	(0.09)	(0.44)	10.85
2005[4]	11.43	0.50	(0.09)	0.41	(0.52)	(0.13)	(0.65)	11.19
2004[4]	11.33	0.50	0.15	0.65	(0.50)	(0.05)	(0.55)	11.43

California Intermediate Tax Free Fund
Class A
2008[1]	$9.99	$0.19	$(0.51)	$(0.32)	$(0.19)	$(0.05)	$(0.24)	$9.43
2008[2]	10.07	0.38	(0.06)	0.32	(0.39)	(0.01)	(0.40)	9.99
2007[2]	10.11	0.38	0.01	0.39	(0.38)	(0.05)	(0.43)	10.07
2006[3]	10.35	0.28	(0.20)	0.08	(0.29)	(0.03)	(0.32)	10.11
2005[4]	10.55	0.39	(0.13)	0.26	(0.39)	(0.07)	(0.46)	10.35
2004[4]	10.64	0.40	(0.05)	0.35	(0.41)	(0.03)	(0.44)	10.55
Class Y
2008[1]	$10.02	$0.19	$(0.52)	$(0.33)	$(0.19)	$(0.05)	$(0.24)	$9.45
2008[2]	10.09	0.39	(0.06)	0.33	(0.39)	(0.01)	(0.40)	10.02
2007[2]	10.13	0.39	0.01	0.40	(0.39)	(0.05)	(0.44)	10.09
2006[3]	10.37	0.30	(0.21)	0.09	(0.30)	(0.03)	(0.33)	10.13
2005[4]	10.57	0.40	(0.13)	0.27	(0.40)	(0.07)	(0.47)	10.37
2004[4]	10.66	0.41	(0.05)	0.36	(0.42)	(0.03)	(0.45)	10.57

California Tax Free Fund
Class A
2008[1]	$10.71	$0.24	$(1.03)	$(0.79)	$(0.23)	$—	$(0.23)	$9.69
2008[2]	10.98	0.46	(0.23)	0.23	(0.46)	(0.04)	(0.50)	10.71
2007[2]	10.96	0.45	0.06	0.51	(0.45)	(0.04)	(0.49)	10.98
2006[3]	11.24	0.33	(0.26)	0.07	(0.33)	(0.02)	(0.35)	10.96
2005[4]	11.40	0.44	(0.05)	0.39	(0.44)	(0.11)	(0.55)	11.24
2004[4]	11.40	0.46	0.08	0.54	(0.46)	(0.08)	(0.54)	11.40
Class C
2008[1]	$10.72	$0.21	$(1.03)	$(0.82)	$(0.20)	$—	$(0.20)	$9.70
2008[2]	10.99	0.40	(0.22)	0.18	(0.41)	(0.04)	(0.45)	10.72
2007[2]	10.97	0.41	0.05	0.46	(0.40)	(0.04)	(0.44)	10.99
2006[3]	11.25	0.30	(0.26)	0.04	(0.30)	(0.02)	(0.32)	10.97
2005[4]	11.41	0.40	(0.05)	0.35	(0.40)	(0.11)	(0.51)	11.25
2004[4]	11.41	0.41	0.09	0.50	(0.42)	(0.08)	(0.50)	11.41
Class Y
2008[1]	$10.71	$0.24	$(1.02)	$(0.78)	$(0.24)	$—	$(0.24)	$9.69
2008[2]	10.98	0.48	(0.23)	0.25	(0.48)	(0.04)	(0.52)	10.71
2007[2]	10.97	0.47	0.05	0.52	(0.47)	(0.04)	(0.51)	10.98
2006[3]	11.25	0.35	(0.26)	0.09	(0.35)	(0.02)	(0.37)	10.97
2005[4]	11.40	0.47	(0.04)	0.43	(0.47)	(0.11)	(0.58)	11.25
2004[4]	11.40	0.48	0.09	0.57	(0.49)	(0.08)	(0.57)	11.40

[1]	For the six-month period ended December 31, 2008 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the fiscal year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

74   First American Funds 2008 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(7.70)%	$5,945	0.75%	4.44%	1.74%	3.45%	4%
1.10	6,705	0.75	4.20	1.63	3.32	30
4.12	8,359	0.75	4.11	1.64	3.22	25
0.73	9,041	0.75	4.02	1.47	3.30	47
3.49	9,547	0.75	4.14	1.18	3.71	20
5.50	9,008	0.75	4.16	1.12	3.79	21

(7.81)%	$1,357	1.15%	4.04%	2.14%	3.05%	4%
0.61	1,376	1.15	3.79	2.03	2.91	30
3.71	1,541	1.15	3.70	2.12	2.73	25
0.42	1,358	1.15	3.62	2.22	2.55	47
3.08	1,628	1.15	3.74	1.93	2.96	20
5.17	1,588	1.15	3.76	1.87	3.04	21

(7.49)%	$16,466	0.50%	4.69%	1.49%	3.70%	4%
1.26	17,522	0.50	4.45	1.38	3.57	30
4.48	19,329	0.50	4.36	1.39	3.47	25
0.92	15,614	0.50	4.27	1.22	3.55	47
3.65	14,035	0.50	4.39	0.93	3.96	20
5.85	9,520	0.50	4.42	0.87	4.05	21

(3.22)%	$4,585	0.70%	3.89%	1.23%	3.36%	6%
3.20	4,463	0.73	3.83	1.27	3.29	25
3.86	6,226	0.85	3.66	1.25	3.26	20
0.78	3,441	0.85	3.73	1.22	3.36	21
2.51	3,946	0.85	3.71	1.10	3.46	29
3.36	3,381	0.85	3.78	1.06	3.57	20

(3.31)%	$52,005	0.70%	3.90%	0.98%	3.62%	6%
3.33	52,924	0.70	3.84	1.02	3.52	25
4.01	52,966	0.70	3.82	1.00	3.52	20
0.88	51,726	0.70	3.89	0.97	3.62	21
2.66	49,292	0.70	3.86	0.85	3.71	29
3.51	46,953	0.70	3.93	0.81	3.82	20

(7.47)%	$11,759	0.65%	4.60%	1.44%	3.81%	15%
2.11	12,076	0.67	4.19	1.46	3.40	45
4.62	11,375	0.75	4.00	1.46	3.29	36
0.63	10,783	0.75	3.99	1.34	3.40	24
3.50	11,888	0.75	3.88	1.15	3.48	14
4.93	9,513	0.75	4.03	1.09	3.69	16

(7.70)%	$2,469	1.15%	4.10%	1.84%	3.41%	15%
1.61	2,480	1.15	3.68	1.85	2.98	45
4.17	1,507	1.15	3.60	1.98	2.77	36
0.33	3,592	1.15	3.60	2.09	2.66	24
3.11	3,068	1.15	3.47	1.90	2.72	14
4.52	1,294	1.15	3.65	1.84	2.96	16

(7.40)%	$20,773	0.50%	4.73%	1.19%	4.04%	15%
2.28	30,485	0.50	4.36	1.20	3.66	45
4.78	24,835	0.50	4.25	1.21	3.54	36
0.82	21,767	0.50	4.24	1.09	3.65	24
3.85	19,556	0.50	4.12	0.90	3.72	14
5.19	16,047	0.50	4.29	0.84	3.95	16

First American Funds 2008 Semiannual Report   75

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Colorado Intermediate Tax Free Fund
Class A
2008[1]	$10.19	$0.21	$(0.43)	$(0.22)	$(0.20)	$(0.03)	$(0.23)	$9.74
2008[2]	10.33	0.41	(0.10)	0.31	(0.40)	(0.05)	(0.45)	10.19
2007[2]	10.40	0.43	0.01	0.44	(0.43)	(0.08)	(0.51)	10.33
2006[3]	10.74	0.32	(0.28)	0.04	(0.32)	(0.06)	(0.38)	10.40
2005[4]	10.98	0.42	(0.19)	0.23	(0.43)	(0.04)	(0.47)	10.74
2004[4]	11.08	0.45	(0.11)	0.34	(0.44)	—	(0.44)	10.98
Class Y
2008[1]	$10.16	$0.21	$(0.42)	$(0.21)	$(0.21)	$(0.03)	$(0.24)	$9.71
2008[2]	10.30	0.42	(0.09)	0.33	(0.42)	(0.05)	(0.47)	10.16
2007[2]	10.38	0.43	0.01	0.44	(0.44)	(0.08)	(0.52)	10.30
2006[3]	10.72	0.33	(0.28)	0.05	(0.33)	(0.06)	(0.39)	10.38
2005[4]	10.95	0.43	(0.18)	0.25	(0.44)	(0.04)	(0.48)	10.72
2004[4]	11.05	0.46	(0.11)	0.35	(0.45)	—	(0.45)	10.95

Colorado Tax Free Fund
Class A
2008[1]	$10.28	$0.24	$(1.22)	$(0.98)	$(0.23)	$(0.08)	$(0.31)	$8.99
2008[2]	10.61	0.48	(0.33)	0.15	(0.45)	(0.03)	(0.48)	10.28
2007[2]	10.73	0.46	(0.02)	0.44	(0.48)	(0.08)	(0.56)	10.61
2006[3]	11.30	0.35	(0.26)	0.09	(0.34)	(0.32)	(0.66)	10.73
2005[4]	11.52	0.49	(0.11)	0.38	(0.51)	(0.09)	(0.60)	11.30
2004[4]	11.57	0.51	0.02	0.53	(0.50)	(0.08)	(0.58)	11.52
Class C
2008[1]	$10.26	$0.21	$(1.21)	$(1.00)	$(0.21)	$(0.08)	$(0.29)	$8.97
2008[2]	10.59	0.42	(0.31)	0.11	(0.41)	(0.03)	(0.44)	10.26
2007[2]	10.71	0.42	(0.02)	0.40	(0.44)	(0.08)	(0.52)	10.59
2006[3]	11.28	0.32	(0.27)	0.05	(0.30)	(0.32)	(0.62)	10.71
2005[4]	11.50	0.43	(0.10)	0.33	(0.46)	(0.09)	(0.55)	11.28
2004[4]	11.56	0.44	0.03	0.47	(0.45)	(0.08)	(0.53)	11.50
Class Y
2008[1]	$10.29	$0.25	$(1.21)	$(0.96)	$(0.24)	$(0.08)	$(0.32)	$9.01
2008[2]	10.63	0.49	(0.32)	0.17	(0.48)	(0.03)	(0.51)	10.29
2007[2]	10.75	0.50	(0.03)	0.47	(0.51)	(0.08)	(0.59)	10.63
2006[3]	11.32	0.37	(0.26)	0.11	(0.36)	(0.32)	(0.68)	10.75
2005[4]	11.53	0.51	(0.09)	0.42	(0.54)	(0.09)	(0.63)	11.32
2004[4]	11.59	0.52	0.03	0.55	(0.53)	(0.08)	(0.61)	11.53

Intermediate Tax Free Fund
Class A
2008[1]	$10.51	$0.22	$(0.39)	$(0.17)	$(0.22)	$(0.01)	$(0.23)	$10.11
2008[2]	10.63	0.44	(0.09)	0.35	(0.43)	(0.04)	(0.47)	10.51
2007[2]	10.63	0.44	0.01	0.45	(0.44)	(0.01)	(0.45)	10.63
2006[3]	10.92	0.32	(0.26)	0.06	(0.32)	(0.03)	(0.35)	10.63
2005[4]	11.18	0.44	(0.19)	0.25	(0.45)	(0.06)	(0.51)	10.92
2004[4]	11.30	0.44	(0.10)	0.34	(0.45)	(0.01)	(0.46)	11.18
Class Y
2008[1]	$10.49	$0.22	$(0.39)	$(0.17)	$(0.22)	$(0.01)	$(0.23)	$10.09
2008[2]	10.61	0.44	(0.08)	0.36	(0.44)	(0.04)	(0.48)	10.49
2007[2]	10.61	0.45	0.01	0.46	(0.45)	(0.01)	(0.46)	10.61
2006[3]	10.90	0.33	(0.26)	0.07	(0.33)	(0.03)	(0.36)	10.61
2005[4]	11.16	0.46	(0.19)	0.27	(0.47)	(0.06)	(0.53)	10.90
2004[4]	11.28	0.46	(0.11)	0.35	(0.46)	(0.01)	(0.47)	11.16

[1]	For the six-month period ended December 31, 2008 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the year indicated.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

76   First American Funds 2008 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(2.21)%	$5,561	0.85%	4.07%	1.28%	3.64%	13%
3.04	6,199	0.85	3.92	1.33	3.44	21
4.21	6,783	0.85	3.99	1.36	3.48	35
0.37	9,577	0.85	4.02	1.27	3.60	17
2.11	13,426	0.85	3.85	1.10	3.60	20
3.12	13,969	0.85	4.00	1.06	3.79	4

(2.14)%	$40,683	0.70%	4.21%	1.03%	3.88%	13%
3.20	43,933	0.70	4.05	1.08	3.67	21
4.28	34,447	0.70	4.14	1.11	3.73	35
0.49	32,661	0.70	4.18	1.02	3.86	17
2.36	34,562	0.70	4.01	0.85	3.86	20
3.29	37,748	0.70	4.15	0.81	4.04	4

(9.60)%	$4,818	0.75%	4.73%	1.79%	3.69%	25%
1.52	5,815	0.75	4.40	1.80	3.35	49
4.13	8,788	0.75	4.27	1.75	3.27	47
0.77	8,507	0.75	4.30	1.52	3.53	35
3.36	8,362	0.75	4.23	1.18	3.80	30
4.71	10,598	0.75	4.25	1.09	3.91	12

(9.81)%	$2,582	1.15%	4.34%	2.19%	3.30%	25%
1.12	2,859	1.15	3.98	2.20	2.93	49
3.72	2,888	1.15	3.87	2.24	2.78	47
0.47	3,007	1.15	3.90	2.27	2.78	35
2.95	3,423	1.15	3.83	1.93	3.05	30
4.21	3,787	1.15	3.85	1.84	3.16	12

(9.38)%	$14,033	0.50%	4.99%	1.54%	3.95%	25%
1.67	15,889	0.50	4.63	1.55	3.58	49
4.39	13,477	0.50	4.51	1.50	3.51	47
0.96	10,181	0.50	4.58	1.27	3.81	35
3.70	8,363	0.50	4.48	0.93	4.05	30
4.87	9,439	0.50	4.51	0.84	4.17	12

(1.64)%	$28,262	0.75%	4.28%	1.01%	4.02%	7%
3.33	27,554	0.77	4.10	1.02	3.85	19
4.27	29,687	0.85	4.08	1.02	3.91	27
0.56	32,521	0.85	3.95	1.05	3.75	15
2.31	34,658	0.85	3.98	1.05	3.78	15
3.06	35,276	0.85	3.98	1.05	3.78	10

(1.62)%	$607,768	0.70%	4.33%	0.76%	4.27%	7%
3.41	630,820	0.70	4.17	0.77	4.10	19
4.43	554,618	0.70	4.23	0.77	4.16	27
0.67	596,306	0.70	4.10	0.80	4.00	15
2.47	641,141	0.70	4.13	0.80	4.03	15
3.22	637,361	0.70	4.13	0.80	4.03	10

First American Funds 2008 Semiannual Report   77

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Minnesota Intermediate Tax Free Fund
Class A
2008[1]	$9.75	$0.20	$(0.50)	$(0.30)	$(0.19)	$(0.03)	$(0.22)	$9.23
2008[2]	9.83	0.39	(0.05)	0.34	(0.39)	(0.03)	(0.42)	9.75
2007[2]	9.88	0.39	(0.01)	0.38	(0.38)	(0.05)	(0.43)	9.83
2006[3]	10.16	0.29	(0.22)	0.07	(0.29)	(0.06)	(0.35)	9.88
2005[4]	10.34	0.39	(0.15)	0.24	(0.39)	(0.03)	(0.42)	10.16
2004[4]	10.44	0.39	(0.08)	0.31	(0.39)	(0.02)	(0.41)	10.34
Class Y
2008[1]	$9.69	$0.20	$(0.49)	$(0.29)	$(0.19)	$(0.03)	$(0.22)	$9.18
2008[2]	9.78	0.39	(0.05)	0.34	(0.40)	(0.03)	(0.43)	9.69
2007[2]	9.83	0.40	—	0.40	(0.40)	(0.05)	(0.45)	9.78
2006[3]	10.11	0.30	(0.22)	0.08	(0.30)	(0.06)	(0.36)	9.83
2005[4]	10.29	0.40	(0.15)	0.25	(0.40)	(0.03)	(0.43)	10.11
2004[4]	10.40	0.41	(0.10)	0.31	(0.40)	(0.02)	(0.42)	10.29

Minnesota Tax Free Fund
Class A
2008[1]	$10.48	$0.22	$(1.17)	$(0.95)	$(0.20)	$(0.06)	$(0.26)	$9.27
2008[2]	10.93	0.44	(0.38)	0.06	(0.45)	(0.06)	(0.51)	10.48
2007[2]	10.97	0.46	(0.02)	0.44	(0.45)	(0.03)	(0.48)	10.93
2006[3]	11.21	0.35	(0.21)	0.14	(0.35)	(0.03)	(0.38)	10.97
2005[4]	11.23	0.45	0.03	0.48	(0.45)	(0.05)	(0.50)	11.21
2004[4]	11.34	0.44	(0.01)	0.43	(0.45)	(0.09)	(0.54)	11.23
Class C
2008[1]	$10.44	$0.19	$(1.16)	$(0.97)	$(0.18)	$(0.06)	$(0.24)	$9.23
2008[2]	10.89	0.40	(0.39)	0.01	(0.40)	(0.06)	(0.46)	10.44
2007[2]	10.93	0.42	(0.02)	0.40	(0.41)	(0.03)	(0.44)	10.89
2006[3]	11.17	0.31	(0.20)	0.11	(0.32)	(0.03)	(0.35)	10.93
2005[4]	11.19	0.41	0.03	0.44	(0.41)	(0.05)	(0.46)	11.17
2004[4]	11.31	0.39	(0.01)	0.38	(0.41)	(0.09)	(0.50)	11.19
Class Y
2008[1]	$10.47	$0.22	$(1.16)	$(0.94)	$(0.21)	$(0.06)	$(0.27)	$9.26
2008[2]	10.92	0.46	(0.38)	0.08	(0.47)	(0.06)	(0.53)	10.47
2007[2]	10.96	0.48	(0.01)	0.47	(0.48)	(0.03)	(0.51)	10.92
2006[3]	11.20	0.36	(0.20)	0.16	(0.37)	(0.03)	(0.40)	10.96
2005[4]	11.22	0.48	0.03	0.51	(0.48)	(0.05)	(0.53)	11.20
2004[4]	11.33	0.47	(0.01)	0.46	(0.48)	(0.09)	(0.57)	11.22

Missouri Tax Free Fund
Class A
2008[1]	$11.40	$0.23	$(0.92)	$(0.69)	$(0.23)	$(0.02)	$(0.25)	$10.46
2008[2]	11.72	0.46	(0.29)	0.17	(0.46)	(0.03)	(0.49)	11.40
2007[2]	11.76	0.45	0.05	0.50	(0.45)	(0.09)	(0.54)	11.72
2006[3]	12.14	0.34	(0.29)	0.05	(0.34)	(0.09)	(0.43)	11.76
2005[4]	12.32	0.45	(0.12)	0.33	(0.45)	(0.06)	(0.51)	12.14
2004[4]	12.37	0.45	(0.02)	0.43	(0.45)	(0.03)	(0.48)	12.32
Class C
2008[1]	$11.36	$0.21	$(0.91)	$(0.70)	$(0.21)	$(0.02)	$(0.23)	$10.43
2008[2]	11.69	0.41	(0.30)	0.11	(0.41)	(0.03)	(0.44)	11.36
2007[2]	11.73	0.41	0.04	0.45	(0.40)	(0.09)	(0.49)	11.69
2006[3]	12.12	0.30	(0.30)	—	(0.30)	(0.09)	(0.39)	11.73
2005[4]	12.29	0.40	(0.11)	0.29	(0.40)	(0.06)	(0.46)	12.12
2004[4]	12.35	0.40	(0.03)	0.37	(0.40)	(0.03)	(0.43)	12.29
Class Y
2008[1]	$11.40	$0.25	$(0.92)	$(0.67)	$(0.25)	$(0.02)	$(0.27)	$10.46
2008[2]	11.73	0.48	(0.30)	0.18	(0.48)	(0.03)	(0.51)	11.40
2007[2]	11.76	0.48	0.06	0.54	(0.48)	(0.09)	(0.57)	11.73
2006[3]	12.15	0.36	(0.30)	0.06	(0.36)	(0.09)	(0.45)	11.76
2005[4]	12.32	0.48	(0.11)	0.37	(0.48)	(0.06)	(0.54)	12.15
2004[4]	12.38	0.48	(0.03)	0.45	(0.48)	(0.03)	(0.51)	12.32

[1]	For the six-month period ended December 31, 2008 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the fiscal year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

78   First American Funds 2008 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(3.15)%	$22,105	0.75%	4.09%	1.07%	3.77%	8%
3.53	22,059	0.77	3.95	1.07	3.65	15
3.87	21,153	0.85	3.86	1.07	3.64	18
0.74	26,526	0.85	3.85	1.08	3.62	11
2.33	32,326	0.85	3.78	1.06	3.57	15
3.03	35,047	0.85	3.77	1.05	3.57	8

(3.04)%	$150,369	0.70%	4.13%	0.82%	4.01%	8%
3.51	175,681	0.70	4.02	0.82	3.90	15
4.05	168,920	0.70	4.01	0.82	3.89	18
0.85	175,485	0.70	4.00	0.83	3.87	11
2.50	197,251	0.70	3.93	0.81	3.82	15
3.10	216,906	0.70	3.92	0.80	3.82	8

(9.10)%	$81,837	0.85%	4.32%	1.12%	4.05%	9%
0.54	102,089	0.87	4.14	1.10	3.91	37
4.05	106,732	0.95	4.10	1.10	3.95	20
1.28	101,142	0.95	4.15	1.10	4.00	11
4.42	106,783	0.95	4.04	1.06	3.93	16
3.94	114,981	0.95	3.87	1.05	3.77	25

(9.37)%	$17,308	1.35%	3.82%	1.52%	3.65%	9%
0.06	20,061	1.35	3.63	1.50	3.48	37
3.65	14,221	1.35	3.69	1.58	3.46	20
0.98	10,359	1.35	3.75	1.85	3.25	11
4.02	9,841	1.35	3.64	1.81	3.18	16
3.45	10,387	1.35	3.47	1.80	3.02	25

(9.04)%	$37,384	0.70%	4.47%	0.87%	4.30%	9%
0.71	44,993	0.70	4.32	0.85	4.17	37
4.31	56,181	0.70	4.35	0.85	4.20	20
1.47	48,760	0.70	4.40	0.85	4.25	11
4.69	46,471	0.70	4.29	0.81	4.18	16
4.20	42,900	0.70	4.12	0.80	4.02	25

(6.07)%	$21,116	0.95%	4.24%	1.12%	4.07%	6%
1.44	23,135	0.95	3.92	1.10	3.77	20
4.23	24,945	0.95	3.78	1.10	3.63	33
0.38	26,972	0.95	3.74	1.09	3.60	20
2.74	30,188	0.95	3.65	1.06	3.54	19
3.60	27,114	0.95	3.68	1.05	3.58	15

(6.20)%	$471	1.35%	3.83%	1.52%	3.66%	6%
0.95	406	1.35	3.53	1.50	3.38	20
3.84	518	1.35	3.35	1.57	3.13	33
0.00	214	1.35	3.34	1.84	2.85	20
2.42	190	1.35	3.25	1.81	2.79	19
3.11	218	1.35	3.28	1.80	2.83	15

(5.96)%	$116,410	0.70%	4.49%	0.87%	4.32%	6%
1.60	137,746	0.70	4.17	0.85	4.02	20
4.58	130,644	0.70	4.03	0.85	3.88	33
0.49	138,394	0.70	3.99	0.84	3.85	20
3.08	151,710	0.70	3.90	0.81	3.79	19
3.77	152,676	0.70	3.93	0.80	3.83	15

First American Funds 2008 Semiannual Report   79

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Nebraska Tax Free Fund
Class A
2008[1]	$10.06	$0.22	$(0.91)	$(0.69)	$(0.21)	$—	$(0.21)	$9.16
2008[2]	10.30	0.42	(0.20)	0.22	(0.41)	(0.05)	(0.46)	10.06
2007[2]	10.33	0.42	0.02	0.44	(0.42)	(0.05)	(0.47)	10.30
2006[3]	10.58	0.31	(0.24)	0.07	(0.30)	(0.02)	(0.32)	10.33
2005[4]	10.66	0.39	(0.05)	0.34	(0.42)	—	(0.42)	10.58
2004[4]	10.66	0.41	0.03	0.44	(0.40)	(0.04)	(0.44)	10.66
Class C
2008[1]	$9.99	$0.20	$(0.91)	$(0.71)	$(0.19)	$—	$(0.19)	$9.09
2008[2]	10.23	0.38	(0.20)	0.18	(0.37)	(0.05)	(0.42)	9.99
2007[2]	10.26	0.37	0.02	0.39	(0.37)	(0.05)	(0.42)	10.23
2006[3]	10.50	0.27	(0.22)	0.05	(0.27)	(0.02)	(0.29)	10.26
2005[4]	10.58	0.35	(0.06)	0.29	(0.37)	—	(0.37)	10.50
2004[4]	10.58	0.35	0.04	0.39	(0.35)	(0.04)	(0.39)	10.58
Class Y
2008[1]	$10.06	$0.23	$(0.91)	$(0.68)	$(0.22)	$—	$(0.22)	$9.16
2008[2]	10.30	0.44	(0.19)	0.25	(0.44)	(0.05)	(0.49)	10.06
2007[2]	10.33	0.44	0.02	0.46	(0.44)	(0.05)	(0.49)	10.30
2006[3]	10.58	0.32	(0.23)	0.09	(0.32)	(0.02)	(0.34)	10.33
2005[4]	10.66	0.43	(0.07)	0.36	(0.44)	—	(0.44)	10.58
2004[4]	10.65	0.43	0.04	0.47	(0.42)	(0.04)	(0.46)	10.66

Ohio Tax Free Fund
Class A
2008[1]	$10.02	$0.20	$(0.70)	$(0.50)	$(0.19)	$—	$(0.19)	$9.33
2008[2]	10.20	0.39	(0.15)	0.24	(0.39)	(0.03)	(0.42)	10.02
2007[2]	10.17	0.38	0.05	0.43	(0.38)	(0.02)	(0.40)	10.20
2006[3]	10.42	0.29	(0.25)	0.04	(0.28)	(0.01)	(0.29)	10.17
2005[4]	10.52	0.36	(0.06)	0.30	(0.36)	(0.04)	(0.40)	10.42
2004[4]	10.54	0.36	0.07	0.43	(0.35)	(0.10)	(0.45)	10.52
Class C
2008[1]	$9.89	$0.17	$(0.69)	$(0.52)	$(0.17)	$—	$(0.17)	$9.20
2008[2]	10.07	0.35	(0.15)	0.20	(0.35)	(0.03)	(0.38)	9.89
2007[2]	10.05	0.33	0.05	0.38	(0.34)	(0.02)	(0.36)	10.07
2006[3]	10.32	0.25	(0.26)	(0.01)	(0.25)	(0.01)	(0.26)	10.05
2005[4]	10.41	0.32	(0.05)	0.27	(0.32)	(0.04)	(0.36)	10.32
2004[4]	10.44	0.29	0.09	0.38	(0.31)	(0.10)	(0.41)	10.41
Class Y
2008[1]	$10.01	$0.21	$(0.69)	$(0.48)	$(0.21)	$—	$(0.21)	$9.32
2008[2]	10.19	0.41	(0.15)	0.26	(0.41)	(0.03)	(0.44)	10.01
2007[2]	10.17	0.41	0.04	0.45	(0.41)	(0.02)	(0.43)	10.19
2006[3]	10.43	0.30	(0.25)	0.05	(0.30)	(0.01)	(0.31)	10.17
2005[4]	10.53	0.38	(0.05)	0.33	(0.39)	(0.04)	(0.43)	10.43
2004[4]	10.55	0.38	0.07	0.45	(0.37)	(0.10)	(0.47)	10.53

Oregon Intermediate Tax Free Fund
Class A
2008[1]	$9.68	$0.18	$(0.24)	$(0.06)	$(0.18)	$—	$(0.18)	$9.44
2008[2]	9.72	0.35	(0.02)	$0.33	(0.36)	(0.01)	$(0.37)	9.68
2007[2]	9.78	0.37	(0.02)	$0.35	(0.37)	(0.04)	$(0.41)	9.72
2006[3]	10.07	0.27	(0.25)	$0.02	(0.27)	(0.04)	$(0.31)	9.78
2005[4]	10.30	0.36	(0.19)	$0.17	(0.36)	(0.04)	$(0.40)	10.07
2004[4]	10.43	0.37	(0.05)	$0.32	(0.37)	(0.08)	$(0.45)	10.30
Class Y
2008[1]	$9.68	$0.19	$(0.24)	$(0.05)	$(0.18)	$—	$(0.18)	$9.45
2008[2]	9.72	0.37	(0.03)	$0.34	(0.37)	(0.01)	$(0.38)	9.68
2007[2]	9.78	0.38	(0.02)	$0.36	(0.38)	(0.04)	$(0.42)	9.72
2006[3]	10.07	0.28	(0.25)	$0.03	(0.28)	(0.04)	$(0.32)	9.78
2005[4]	10.30	0.38	(0.19)	$0.19	(0.38)	(0.04)	$(0.42)	10.07
2004[4]	10.43	0.39	(0.05)	$0.34	(0.39)	(0.08)	$(0.47)	10.30

[1]	For the six-month period ended December 31, 2008 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the fiscal year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

80   First American Funds 2008 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(6.92)%	$5,264	0.75%	4.45%	1.52%	3.68%	29%
2.19	5,689	0.75	4.06	1.47	3.34	22
4.24	7,091	0.75	3.97	1.44	3.28	39
0.65	6,910	0.75	3.89	1.30	3.34	35
3.20	7,136	0.75	3.78	1.12	3.41	21
4.18	4,925	0.75	3.82	1.08	3.49	17

(7.16)%	$2,131	1.15%	4.04%	1.92%	3.27%	29%
1.81	1,798	1.15	3.65	1.87	2.93	22
3.86	1,559	1.15	3.56	1.92	2.79	39
0.46	1,487	1.15	3.49	2.05	2.59	35
2.81	1,565	1.15	3.38	1.87	2.66	21
3.80	1,861	1.15	3.42	1.83	2.74	17

(6.81)%	$27,058	0.50%	4.70%	1.27%	3.93%	29%
2.45	29,533	0.50	4.31	1.22	3.59	22
4.51	32,502	0.50	4.22	1.19	3.53	39
0.85	31,347	0.50	4.14	1.05	3.59	35
3.45	32,418	0.50	4.03	0.87	3.66	21
4.54	29,722	0.50	4.07	0.83	3.74	17

(4.99)%	$716	0.75%	4.15%	1.39%	3.51%	7%
2.38	635	0.75	3.81	1.39	3.17	12
4.28	808	0.75	3.70	1.41	3.04	33
0.40	841	0.75	3.60	1.28	3.07	11
2.86	988	0.75	3.41	1.11	3.05	13
4.16	1,200	0.75	3.43	1.08	3.10	19

(5.25)%	$192	1.15%	3.71%	1.79%	3.07%	7%
2.00	255	1.15	3.39	1.78	2.76	12
3.81	187	1.15	3.29	1.90	2.54	33
(0.08)	209	1.15	3.22	2.03	2.34	11
2.58	174	1.15	3.01	1.86	2.30	13
3.69	120	1.15	3.03	1.83	2.35	19

(4.87)%	$42,321	0.50%	4.39%	1.14%	3.75%	7%
2.63	48,510	0.50	4.06	1.14	3.42	12
4.44	42,223	0.50	3.94	1.16	3.28	33
0.49	40,606	0.50	3.85	1.03	3.32	11
3.12	41,104	0.50	3.66	0.86	3.30	13
4.42	39,240	0.50	3.68	0.82	3.36	19

(0.67)%	$6,854	0.85%	3.71%	1.12%	3.44%	13%
3.39	5,967	0.85	3.64	1.12	3.37	15
3.54	7,895	0.85	3.71	1.12	3.44	43
0.16	9,456	0.85	3.62	1.11	3.36	13
1.67	9,356	0.85	3.56	1.06	3.35	20
3.20	8,700	0.85	3.62	1.05	3.42	12

(0.49)%	$115,269	0.70%	3.86%	0.87%	3.69%	13%
3.54	120,800	0.70	3.78	0.87	3.61	15
3.70	109,357	0.70	3.86	0.87	3.69	43
0.28	111,344	0.70	3.77	0.86	3.61	13
1.82	133,613	0.70	3.71	0.81	3.60	20
3.35	137,869	0.70	3.77	0.80	3.67	12

First American Funds 2008 Semiannual Report   81

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total From	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operation	Income	Realized Gains	Distributions	Period

Short Tax Free Fund
Class A
2008[1]	$9.79	$0.14	$(0.30)	$(0.16)	$(0.13)	$—	$(0.13)	$9.50
2008[2]	9.70	0.30	0.10	0.40	(0.31)	—	(0.31)	9.79
2007[2]	9.68	0.28	0.03	0.31	(0.29)	—	(0.29)	9.70
2006[3]	9.78	0.19	(0.09)	0.10	(0.20)	—	(0.20)	9.68
2005[4]	9.96	0.24	(0.17)	0.07	(0.25)	—	(0.25)	9.78
2004[4]	10.18	0.26	(0.17)	0.09	(0.25)	(0.06)	(0.31)	9.96
Class Y
2008[1]	$9.79	$0.15	$(0.30)	$(0.15)	$(0.14)	$—	$(0.14)	$9.50
2008[2]	9.70	0.31	0.10	0.41	(0.32)	—	(0.32)	9.79
2007[2]	9.68	0.31	0.01	0.32	(0.30)	—	(0.30)	9.70
2006[3]	9.78	0.21	(0.10)	0.11	(0.21)	—	(0.21)	9.68
2005[4]	9.96	0.26	(0.18)	0.08	(0.26)	—	(0.26)	9.78
2004[4]	10.18	0.27	(0.17)	0.10	(0.26)	(0.06)	(0.32)	9.96

Tax Free Fund
Class A
2008[1]	$10.26	$0.24	$(1.64)	$(1.40)	$(0.23)	$(0.02)	$(0.25)	$8.61
2008[2]	10.77	0.45	(0.46)	(0.01)	(0.44)	(0.06)	(0.50)	10.26
2007[2]	10.86	0.45	—	0.45	(0.45)	(0.09)	(0.54)	10.77
2006[3]	11.10	0.35	(0.20)	0.15	(0.35)	(0.04)	(0.39)	10.86
2005[4]	11.18	0.47	0.03	0.50	(0.47)	(0.11)	(0.58)	11.10
2004[4]	11.28	0.47	0.02	0.49	(0.48)	(0.11)	(0.59)	11.18
Class C
2008[1]	$10.21	$0.21	$(1.64)	$(1.43)	$(0.20)	$(0.02)	$(0.22)	$8.56
2008[2]	10.72	0.39	(0.45)	(0.06)	(0.39)	(0.06)	(0.45)	10.21
2007[2]	10.81	0.40	0.01	0.41	(0.41)	(0.09)	(0.50)	10.72
2006[3]	11.05	0.32	(0.20)	0.12	(0.32)	(0.04)	(0.36)	10.81
2005[4]	11.13	0.42	0.03	0.45	(0.42)	(0.11)	(0.53)	11.05
2004[4]	11.24	0.43	—	0.43	(0.43)	(0.11)	(0.54)	11.13
Class Y
2008[1]	$10.27	$0.24	$(1.64)	$(1.40)	$(0.23)	$(0.02)	$(0.25)	$8.62
2008[2]	10.78	0.46	(0.46)	—	(0.45)	(0.06)	(0.51)	10.27
2007[2]	10.87	0.48	—	0.48	(0.48)	(0.09)	(0.57)	10.78
2006[3]	11.11	0.37	(0.20)	0.17	(0.37)	(0.04)	(0.41)	10.87
2005[4]	11.19	0.50	0.02	0.52	(0.49)	(0.11)	(0.60)	11.11
2004[4]	11.29	0.50	0.01	0.51	(0.50)	(0.11)	(0.61)	11.19

[1]	For the six-month period ended December 31, 2008 (unaudited). All ratios have been annualized , except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the fiscal year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the year indicated.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

82   First American Funds 2008 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(1.67)%	$2,222	0.75%	2.90%	1.12%	2.53%	27%
4.17	2,308	0.75	3.05	1.11	2.69	58
3.22	2,410	0.75	2.94	1.08	2.61	57
1.02	3,321	0.75	2.65	1.08	2.32	22
0.67	4,103	0.75	2.46	1.06	2.15	37
0.90	6,329	0.75	2.55	1.05	2.25	30

(1.60)%	$165,444	0.60%	3.03%	0.87%	2.76%	27%
4.33	143,985	0.60	3.20	0.86	2.94	58
3.37	161,468	0.60	3.09	0.83	2.86	57
1.13	235,900	0.60	2.80	0.83	2.57	22
0.83	329,647	0.60	2.62	0.81	2.41	37
1.05	419,359	0.60	2.70	0.80	2.50	30

(13.83)%	$29,351	0.75%	4.89%	1.04%	4.60%	20%
(0.05)	35,557	0.78	4.28	1.02	4.04	52
4.16	37,760	0.95	4.08	1.03	4.00	31
1.37	36,519	0.95	4.28	1.06	4.17	13
4.51	38,205	0.95	4.20	1.06	4.09	8
4.45	40,156	0.95	4.18	1.05	4.08	23

(14.17)%	$2,800	1.35%	4.29%	1.44%	4.20%	20%
(0.61)	3,104	1.35	3.72	1.43	3.64	52
3.76	2,495	1.35	3.67	1.51	3.51	31
1.06	2,210	1.35	3.87	1.81	3.41	13
4.13	2,712	1.35	3.80	1.81	3.34	8
3.92	2,682	1.35	3.77	1.80	3.32	23

(13.80)%	$322,671	0.70%	4.93%	0.79%	4.84%	20%
0.04	448,774	0.70	4.36	0.78	4.28	52
4.42	539,360	0.70	4.32	0.78	4.24	31
1.57	455,910	0.70	4.53	0.81	4.42	13
4.77	436,303	0.70	4.45	0.81	4.34	8
4.71	416,651	0.70	4.43	0.80	4.33	23

First American Funds 2008 Semiannual Report   83

Notes toFinancial Statements	(unaudited as to December 31, 2008), all dollars and shares are rounded to thousands (000)

1 >	Organization

Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, Oregon Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of December 31, 2008, FAIF offered 43 funds, including the funds listed above. Subsequent to this date, California Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund merged into California Tax Free Fund and Colorado Tax Free Fund, respectively. See note 9 below. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund are each diversified open-end management investment companies. Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund are, and California Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund were, each non-diversified open-end management investment companies. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

The funds offer Class A and Class Y shares. Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund also offer Class C shares. Class A shares of Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund are, and California Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund were, sold with a maximum front-end sales charge of 2.25%. Class C shares may be subject to a contingent deferred sales charge of 1.00% for 12 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectuses provide a description of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than foreign currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s exchange rate, and the 30-, 60-, 90-, 180-, and 360-day forward rates provided by an independent pricing service.

When market quotations are not readily available, securities are valued at fair value as determined in good

84   First American Funds 2008 Semiannual Report

faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; security’s previous price and/or trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2008, the funds held no fair-valued securities.

The funds adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on July 1, 2008. FAS 157 requires each fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of a fund are investments in open and closed end funds and futures with quoted prices.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are municipal bonds, U.S. treasury bills, and variable rate demand notes.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities (or other investments). While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of December 31, 2008, each fund’s investments in securities were classified as follows:

Fund	Level 1	Level 2	Level 3	Total

Arizona Tax Free Fund	$32	$23,375	$—	$23,407
California Intermediate Tax Free Fund	1,961	54,822	—	56,783
California Tax Free Fund	31	35,658	—	35,689
Colorado Intermediate Tax Free Fund	983	45,492	—	46,475
Colorado Tax Free Fund	476	20,947	—	21,423
Intermediate Tax Free Fund	4,864	626,683	—	631,547
Minnesota Intermediate Tax Free Fund	—	170,332	—	170,332
Minnesota Tax Free Fund	4,618	132,259	—	136,877
Missouri Tax Free Fund	4	136,575	—	136,579
Nebraska Tax Free Fund	281	34,333	—	34,614
Ohio Tax Free Fund	382	42,592	—	42,974
Oregon Intermediate Tax Free Fund	624	120,923	—	121,547
Short Tax Free Fund	18,485	152,120	—	170,605
Tax Free Fund	4,597	351,760	—	356,357

As of December 31, 2008, each fund’s investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total

Short Tax Free Fund	$(244)	$—	$—	$(244)

*	Other financial instruments are derivative instruments such as futures which are valued at the unrealized appreciation (depreciation) on the instrument.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

First American Funds 2008 Semiannual Report   85

Notes toFinancial Statements	(unaudited as to December 31, 2008), all dollars and shares are rounded to thousands (000)

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at the net asset value on the last business day of each month. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes is required.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. As of December 31, 2008, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to book and tax differences for straddle loss deferrals, classification of dividends paid by the funds, and tax mark-to-market adjustments for certain derivatives in accordance with IRC Section 1256. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended December 31, 2008 (estimated) and the fiscal year ended June 30, 2008 (adjusted by dividends payable as of December 31, 2008 and June 30, 2008) were as follows:

	December 31, 2008

	Tax Exempt	Ordinary	Long Term
Fund	Income	Income	Gain	Total

Arizona Tax Free Fund	$594	$—	$—	$594
California Intermediate Tax Free Fund	1,107	—	307	1,414
California Tax Free Fund	973	—	—	973
Colorado Intermediate Tax Free Fund	1,020	—	116	1,136
Colorado Tax Free Fund	560	—	202	762
Intermediate Tax Free Fund	13,934	—	505	14,439
Minnesota Intermediate Tax Free Fund	3,948	—	514	4,462
Minnesota Tax Free Fund	3,190	—	862	4,052
Missouri Tax Free Fund	3,336	—	335	3,671
Nebraska Tax Free Fund	819	—	—	819
Ohio Tax Free Fund	1,031	—	—	1,031
Oregon Intermediate Tax Free Fund	2,389	—	—	2,389
Short Tax Free Fund	2,017	—	—	2,017
Tax Free Fund	10,950	—	642	11,592

86   First American Funds 2008 Semiannual Report

	June 30, 2008

	Tax Exempt	Ordinary	Long Term
Fund	Income	Income	Gain	Total

Arizona Tax Free Fund	$1,257	$4	$86	$1,347
California Intermediate Tax Free Fund	2,203	34	33	2,270
California Tax Free Fund	1,706	51	84	1,841
Colorado Intermediate Tax Free Fund	1,865	26	191	2,082
Colorado Tax Free Fund	1,003	6	75	1,084
Intermediate Tax Free Fund	25,493	284	1,841	27,618
Minnesota Intermediate Tax Free Fund	7,834	29	501	8,364
Minnesota Tax Free Fund	7,300	59	875	8,234
Missouri Tax Free Fund	6,574	81	327	6,982
Nebraska Tax Free Fund	1,629	11	178	1,818
Ohio Tax Free Fund	1,819	6	129	1,954
Oregon Intermediate Tax Free Fund	4,655	33	54	4,742
Short Tax Free Fund	5,139	—	—	5,139
Tax Free Fund	23,113	28	2,968	26,109

As of June 30, 2008, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

				Accumulated
	Undistributed	Undistributed	Undistributed	Capital and	Unrealized	Other	Total
	Ordinary	Tax Exempt	Long Term	Post-October	Appreciation	Accumulated	Accumulated
Fund	Income	Income	Capital Gains	Losses	(Depreciation)	Gains	Earnings (Deficit)

Arizona Tax Free Fund	$—	$97	$—	$(85)	$(380)	$1	$(367)
California Intermediate Tax Free Fund	164	183	143	—	59	—	549
California Tax Free Fund	—	129	—	(1)	(251)	—	(123)
Colorado Intermediate Tax Free Fund	105	159	13	—	519	—	796
Colorado Tax Free Fund	3	82	138	—	(141)	—	82
Intermediate Tax Free Fund	307	2,457	200	—	9,328	—	12,292
Minnesota Intermediate Tax Free Fund	5	585	325	—	2,020	—	2,935
Minnesota Tax Free Fund	—	340	505	—	(2,520)	—	(1,675)
Missouri Tax Free Fund	63	596	273	—	(1,786)	—	(854)
Nebraska Tax Free Fund	—	136	—	(168)	(242)	—	(274)
Ohio Tax Free Fund	—	160	—	(25)	(446)	2	(309)
Oregon Intermediate Tax Free Fund	4	434	—	(99)	480	3	822
Short Tax Free Fund	—	296	—	(1,847)	(30)	70	(1,511)
Tax Free Fund	10	1,923	—	(715)	(10,737)	—	(9,519)

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses deferred due to straddles.

As of June 30, 2008, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2009	2010	2011	2012	2013	2014	2015	2016	Total

Arizona Tax Free Fund	$—	$—	$—	$—	$—	$—	$—	$33	$33
California Tax Free Fund	—	—	—	—	—	—	—	1	1
Nebraska Tax Free Fund	—	—	—	—	—	—	—	25	25
Oregon Intermediate Tax Free Fund	—	—	—	—	—	—	—	38	38
Short Tax Free Fund	—	—	—	—	153	550	1,144	—	1,847

Certain funds incurred a loss for tax purposes for the period from November 1, 2007 to June 30, 2008. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending June 30, 2009. The following funds had deferred losses:

Fund	Amount

Arizona Tax Free Fund	$52
Nebraska Tax Free Fund	143
Ohio Tax Free Fund	25
Oregon Intermediate Tax Free Fund	61
Tax Free Fund	715

First American Funds 2008 Semiannual Report   87

Notes toFinancial Statements	(unaudited as to December 31, 2008), all dollars and shares are rounded to thousands (000)

FUTURES TRANSACTIONS – In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each fund may enter into futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes. As of December 31, 2008, Short Tax Free Fund had outstanding futures contracts as disclosed in its Schedule of Investments.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to delivery. Each fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. As of December 31, 2008, Nebraska Tax Free Fund had when-issued or forward-commitment securities outstanding with a total cost of $497.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. As of December 31, 2008, no funds held investments in illiquid securities.

INVERSE FLOATERS – As part of their investment strategy, the funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate (“inverse floaters”). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject a fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market values of such securities will generally be more volatile than those of fixed-rate, tax-exempt securities. To the extent the funds invest in inverse floaters, the net asset value of the funds’ shares may be more volatile than if the funds did not invest in such securities. As of and for the six-month period ended December 31, 2008, no funds held investments in inverse floaters.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended December 31, 2008.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors

88   First American Funds 2008 Semiannual Report

of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.50% of the fund’s average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses at least through June 30, 2009, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A		C	Y

Arizona Tax Free Fund	0.75%		1.15%	0.50%
California Intermediate Tax Free Fund	0.70	*	NA	0.70
California Tax Free Fund	0.65	*	1.15	0.50
Colorado Intermediate Tax Free Fund	0.85		NA	0.70
Colorado Tax Free Fund	0.75		1.15	0.50
Intermediate Tax Free Fund	0.75	*	NA	0.70
Minnesota Intermediate Tax Free Fund	0.75	*	NA	0.70
Minnesota Tax Free Fund	0.85	*	1.35	0.70
Missouri Tax Free Fund	0.95		1.35	0.70
Nebraska Tax Free Fund	0.75		1.15	0.50
Ohio Tax Free Fund	0.75		1.15	0.50
Oregon Intermediate Tax Free Fund	0.85		NA	0.70
Short Tax Free Fund	0.75		NA	0.60
Tax Free Fund	0.75	*	1.35	0.70

NA = Not Applicable

*	Prior to September 1, 2007, FAF Advisors had contractually agreed to waive fees and reimburse other fund expenses so that the total annual Class A operating expenses, after waivers by the advisor and the distributor, did not exceed 0.85%, 0.75%, 0.85%, 0.85%, 0.95%, and 0.95% of average daily net assets for California Intermediate Tax Free Fund, California Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, and Tax Free Fund, respectively.

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in “Fee waivers” in the Statements of Operations.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, and administrative services and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the custodian for each fund pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian

First American Funds 2008 Semiannual Report   89

Notes toFinancial Statements	(unaudited as to December 31, 2008), all dollars and shares are rounded to thousands (000)

charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended December 31, 2008, custodian fees were not increased as a result of overdrafts and were not decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% and 0.65% of each fund’s average daily net assets of Class A and Class C shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Quasar is currently waiving a portion of its 12b-1 fees for Class A shares, limiting its fees to 0.15% of average daily net assets for Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund. Effective September 1, 2007, FAF Advisors is waiving an additional amount of Class A 12b-1 fees equal to 0.15%, 0.10%, 0.10%, 0.10%, 0.10%, and 0.20% of average daily net assets of Class A shares for California Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, and Tax Free Fund, respectively. The waiver arrangements by Quasar and FAF Advisors also applied to California Intermediate Tax Free Fund, and the waiver arrangement by Quasar also applied to Colorado Intermediate Tax Free Fund, during the periods indicated through the time of their mergers into California Tax Free Fund and Colorado Tax Free Fund, respectively. See Note 9 below.

For the six-month period ended December 31, 2008, total distribution and shareholder servicing fees waived by Quasar for the funds included in this semiannual report were as follows:

Fund	Amount

California Intermediate Tax Free Fund	$2
Colorado Intermediate Tax Free Fund	3
Intermediate Tax Free Fund	14
Minnesota Intermediate Tax Free Fund	12
Oregon Intermediate Tax Free Fund	3
Short Tax Free Fund	1

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended December 31, 2008:

Fund	Amount

Arizona Tax Free Fund	$1
California Intermediate Tax Free Fund	2
California Tax Free Fund	19
Colorado Intermediate Tax Free Fund	2
Colorado Tax Free Fund	4
Intermediate Tax Free Fund	11
Minnesota Intermediate Tax Free Fund	10
Minnesota Tax Free Fund	56
Missouri Tax Free Fund	24
Nebraska Tax Free Fund	4
Ohio Tax Free Fund	1
Oregon Intermediate Tax Free Fund	3
Short Tax Free Fund	1
Tax Free Fund	16

OTHER FEES AND EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended December 31, 2008, legal fees and expenses of $43 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on redemptions made in the Class C shares for the first 12 months. The CDSC is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended December 31, 2008, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Arizona Tax Free Fund	$—
California Intermediate Tax Free Fund	4
California Tax Free Fund	27
Colorado Intermediate Tax Free Fund	3
Colorado Tax Free Fund	7
Intermediate Tax Free Fund	9
Minnesota Intermediate Tax Free Fund	25
Minnesota Tax Free Fund	46
Missouri Tax Free Fund	29
Nebraska Tax Free Fund	8
Ohio Tax Free Fund	3
Oregon Intermediate Tax Free Fund	7
Short Tax Free Fund	1
Tax Free Fund	13

90   First American Funds 2008 Semiannual Report

4 >	Capital Share Transactions

FAIF has 366 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

			California
	Arizona		Intermediate		California
	Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/08	6/30/08	12/31/08	6/30/08	12/31/08	6/30/08

Class A:
Shares issued	17	34	163	127	160	266
Shares issued in lieu of cash distributions	4	9	7	10	17	32
Shares redeemed	(32)	(175)	(131)	(308)	(92)	(206)

Total Class A transactions	(11)	(132)	39	(171)	85	92

Class C:
Shares issued	12	28	—	—	38	139
Shares issued in lieu of cash distributions	2	3	—	—	4	4
Shares redeemed	(2)	(42)	—	—	(18)	(49)

Total Class C transactions	12	(11)	—	—	24	94

Class Y:
Shares issued	456	369	867	1,020	222	1,780
Shares issued in lieu of cash distributions	7	16	11	3	2	8
Shares redeemed	(393)	(496)	(657)	(989)	(928)	(1,203)

Total Class Y transactions	70	(111)	221	34	(704)	585

Net increase (decrease) in capital shares	71	(254)	260	(137)	(595)	771

	Colorado
	Intermediate		Colorado		Intermediate
	Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/08	6/30/08	12/31/08	6/30/08	12/31/08	6/30/08

Class A:
Shares issued	95	117	29	59	443	302
Shares issued in lieu of cash distributions	11	20	13	23	42	85
Shares redeemed	(144)	(185)	(72)	(344)	(312)	(559)

Total Class A transactions	(38)	(48)	(30)	(262)	173	(172)

Class C:
Shares issued	—	—	25	41	—	—
Shares issued in lieu of cash distributions	—	—	8	10	—	—
Shares redeemed	—	—	(24)	(45)	—	—

Total Class C transactions	—	—	9	6	—	—

Class Y:
Shares issued	240	1,630	161	735	10,596	20,697
Shares issued in lieu of cash distributions	5	5	4	3	135	249
Shares redeemed	(380)	(656)	(151)	(463)	(10,658)	(13,086)

Total Class Y transactions	(135)	979	14	275	73	7,860

Net increase (decrease) in capital shares	(173)	931	(7)	19	246	7,688

	Minnesota
	Intermediate		Minnesota		Missouri
	Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/08	6/30/08	12/31/08	6/30/08	12/31/08	6/30/08

Class A:
Shares issued	633	1,028	548	2,021	141	64
Shares issued in lieu of cash distributions	41	51	163	286	24	43
Shares redeemed	(542)	(967)	(1,627)	(2,328)	(176)	(205)

Total Class A transactions	132	112	(916)	(21)	(11)	(98)

Class C:
Shares issued	—	—	166	834	9	—
Shares issued in lieu of cash distributions	—	—	33	47	—	2
Shares redeemed	—	—	(246)	(265)	—	(10)

Total Class C transactions	—	—	(47)	616	9	(8)

Class Y:
Shares issued	1,655	3,918	1,280	1,769	1,529	3,466
Shares issued in lieu of cash distributions	13	22	6	20	10	15
Shares redeemed	(3,411)	(3,082)	(1,548)	(2,635)	(2,493)	(2,542)

Total Class Y transactions	(1,743)	858	(262)	(846)	(954)	939

Net increase (decrease) in capital shares	(1,611)	970	(1,225)	(251)	(956)	833

First American Funds 2008 Semiannual Report   91

Notes toFinancial Statements	(unaudited as to December 31, 2008), all dollars and shares are rounded to thousands (000)

					Oregon
	Nebraska		Ohio		Intermediate
	Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/08	6/30/08	12/31/08	6/30/08	12/31/08	6/30/08

Class A:
Shares issued	56	59	16	15	158	77
Shares issued in lieu of cash distributions	8	17	1	1	7	13
Shares redeemed	(54)	(199)	(3)	(32)	(56)	(285)

Total Class A transactions	10	(123)	14	(16)	109	(195)

Class C:
Shares issued	57	62	8	7	—	—
Shares issued in lieu of cash distributions	2	4	—	—	—	—
Shares redeemed	(5)	(38)	(13)	—	—	—

Total Class C transactions	54	28	(5)	7	—	—

Class Y:
Shares issued	343	393	331	1,203	1,105	2,658
Shares issued in lieu of cash distributions	4	11	15	29	4	12
Shares redeemed	(329)	(624)	(650)	(530)	(1,384)	(1,440)

Total Class Y transactions	18	(220)	(304)	702	(275)	1,230

Net increase (decrease) in capital shares	82	(315)	(295)	693	(166)	1,035

	Short
	Tax Free Fund		Tax Free Fund

	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended
	12/31/08	6/30/08	12/31/08	6/30/08

Class A:
Shares issued	37	25	235	434
Shares issued in lieu of cash distributions	2	7	65	116
Shares redeemed	(41)	(44)	(357)	(590)

Total Class A transactions	(2)	(12)	(57)	(40)

Class C:
Shares issued	—	—	66	112
Shares issued in lieu of cash distributions	—	—	3	5
Shares redeemed	—	—	(46)	(46)

Total Class C transactions	—	—	23	71

Class Y:
Shares issued	5,687	5,089	5,379	10,737
Shares issued in lieu of cash distributions	11	27	44	150
Shares redeemed	(2,995)	(7,044)	(11,680)	(17,212)

Total Class Y transactions	2,703	(1,928)	(6,257)	(6,325)

Net increase (decrease) in capital shares	2,701	(1,940)	(6,291)	(6,294)

Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash.

92   First American Funds 2008 Semiannual Report

5 >	Investment Security Transactions

During the six-month period ended December 31, 2008, purchases of securities and proceeds from sales of securities, other than government securities and temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Arizona Tax Free Fund	$1,215	$949
California Intermediate Tax Free Fund	7,204	3,102
California Tax Free Fund	6,328	9,781
Colorado Intermediate Tax Free Fund	5,966	8,044
Colorado Tax Free Fund	6,293	5,565
Intermediate Tax Free Fund	59,132	46,670
Minnesota Intermediate Tax Free Fund	14,706	25,240
Minnesota Tax Free Fund	12,765	27,287
Missouri Tax Free Fund	9,476	20,404
Nebraska Tax Free Fund	11,413	10,485
Ohio Tax Free Fund	3,449	6,575
Oregon Intermediate Tax Free Fund	16,409	16,958
Short Tax Free Fund	46,928	30,920
Tax Free Fund	83,925	141,805

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities for federal income tax purposes as of December 31, 2008, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Arizona Tax Free Fund	$616	$(3,543)	$(2,927)	$26,334
California Intermediate Tax Free Fund	742	(3,688)	(2,946)	59,729
California Tax Free Fund	319	(4,882)	(4,563)	40,252
Colorado Intermediate Tax Free Fund	1,159	(2,680)	(1,521)	47,996
Colorado Tax Free Fund	613	(3,563)	(2,950)	24,373
Intermediate Tax Free Fund	20,249	(35,313)	(15,064)	646,611
Minnesota Intermediate Tax Free Fund	4,219	(12,827)	(8,608)	178,940
Minnesota Tax Free Fund	2,719	(22,814)	(20,095)	156,972
Missouri Tax Free Fund	2,619	(17,252)	(14,633)	151,212
Nebraska Tax Free Fund	528	(3,844)	(3,316)	37,930
Ohio Tax Free Fund	621	(4,399)	(3,778)	46,752
Oregon Intermediate Tax Free Fund	3,369	(5,437)	(2,068)	123,615
Short Tax Free Fund	1,007	(2,835)	(1,828)	172,433
Tax Free Fund	5,517	(90,591)	(85,074)	441,431

6 >	Concentration of Credit Risk

Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund invest in debt instruments of municipal issuers in specific states. Although these funds monitor investment concentration, the issuers’ ability to meet their obligations may be affected by economic developments in the specific state or region. Additionally, each state has various guidelines relating to the tax treatment of the income distributed from each fund.

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”), which requires enhanced disclosures about a fund’s derivative and hedging activities. FAS 161 is effective for financial statements issued for periods beginning after November 15, 2008 and interim periods within those fiscal years. The funds do not expect FAS 161 to have a material impact on the financial statement amounts; however, additional disclosures will be required.

9 >	Subsequent Event

Effective at the close of business on January 16, 2009, the California Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund merged with the California Tax Free Fund and Colorado Tax Free Fund, respectively. The California Tax Free Fund and Colorado Tax Free Fund are the accounting survivors.

First American Funds 2008 Semiannual Report   93

Notice toShareholders	December 31, 2008 (unaudited)

RESULTS OF A SPECIAL MEETING

A special meeting of the shareholders of California Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund was held on December 30, 2008, for shareholders of record as of November 4, 2008, to vote on the following proposals, the results of which are provided below.

For California Intermediate Tax Free Fund, to approve an Agreement and Plan of Reorganization for the fund providing for the reorganization of the fund into California Tax Free Fund, including the amendment to FAIF’s Amended and Restated Articles of Incorporation necessary to effect the reorganization:

For	Against	Abstain

5,142,936	9,950	0

For Colorado Intermediate Tax Free Fund, to approve an Agreement and Plan of Reorganization for the fund providing for the reorganization of the fund into Colorado Tax Free Fund, including the amendment to FAIF’s Amended and Restated Articles of Incorporation necessary to effect the reorganization:

For	Against	Abstain

4,423,594	19,895	4,866

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at firstamericanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. A description of the fund’s policies and procedures is also available without charge, upon request, by calling 800.667.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with Securities and Exchange Commission on Form N-Q. The fund’s Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter-end.

94   First American Funds 2008 Semiannual Report

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Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; Chair of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0056-09 2/2009 SAR-TAXFREEINCOME

Item 2—Code of Ethics
Not applicable to semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1) Not applicable.
(a)(2) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.
(a)(3) Not applicable.
(b) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Investment Funds, Inc.
By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: March 9, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: March 9, 2009
By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: March 9, 2009